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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

Deedra S. Walkey Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2006 – August 31, 2007

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Annual Report

August 31, 2007

SSgA Funds
Life SolutionsSM Funds

Annual Report

August 31, 2007

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2007, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of overall growth; however, during the third quarter of 2007, the markets for fixed income securities, particularly the markets for instruments backed by subprime mortgages, experienced significant disruption, which affected the liquidity and pricing of these markets, as well as the returns and levels of redemptions of investment vehicles investing in those instruments. As a result of the market events the SSgA Funds with investments in these markets, including the SSgA Yield Plus Fund, the SSgA Intermediate Bond Fund and the SSgA Bond Market Fund, suffered losses during this period.

The Fund Family's assets increased 30% to over $37 Billion during the past fiscal year. The most significant increase in assets on a percentage basis were net inflows into the SSgA Emerging Markets , the SSgA International Stock Selection, the SSgA Prime Money Market , the SSgA Directional Core Equity, and the SSgA Enhanced Small Cap Funds . One by-product of this success was a decision to close the SSgA Emerging Markets Fund to purchases from new investors in order to reduce the volume and pace of assets moving into the Fund. We believe that this decision is in the best interest of the Fund's shareholders. This restriction will not prevent existing account holders of the Fund to continue to contribute to their accounts. Specific details of these changes was provided in a prospectus supplement dated July 27, 2007 (available at www.ssgafunds.com).

We would like to thank you for choosing the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross

President

SSgA Funds

President's Letter
3

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SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  Life Solutions Balanced Fund seeks a balance of growth of capital and income.**

Life Solutions Balanced Fund – Institutional Class
Period Ended 8/31/07	Total Return
1 Year	7.51%
5 Years	9.31	%+
10 Years	5.67	%+
Life Solutions Balanced Fund – Class R‡
Period Ended 8/31/07	Total Return
1 Year	6.91%
5 Years	8.76	%+
10 Years	5.06	%+
Balanced Composite Market Index***
Period Ended 8/31/07	Total Return
1 Year	11.49%
5 Years	10.24	%+
10 Years	7.12	%+
Russell 3000® Index#
Period Ended 8/31/07	Total Return
1 Year	14.94%
5 Years	12.82	%+
10 Years	7.03	%+
Lehman Brothers Aggregate Bond Index##
Period Ended 8/31/07	Total Return
1 Year	5.26%
5 Years	4.31	%+
10 Years	6.04	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Balanced Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 0.31% and 0.88%, respectively.

See related Notes on following page.

Life Solutions Balanced Fund
5

SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA Life Solutions Balanced Fund Institutional Class and Class R (together, the "Fund") returned 7.51% and 6.91% respectively, (assuming reinvestment of dividends and distributions) versus the 11.49% return of the Balanced Composite Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be investing in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was driven by the returns across the capital markets. Equities, particularly those outside the U.S., performed well while bonds provided incremental returns over cash. The strongest contributors to performance over the past year were our tactical decisions to overweight non-U.S. equities versus those in the U.S., and within the U.S., to choose large cap firms over those in the small cap arena. Turmoil within the U.S. fixed income markets during July and August 2007 placed great stress on our SSgA Bond Market Fund and contributed to the weakness in returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

There were several broad themes that affected the Fund. In general, attractive valuations, growing earnings and a stable Federal Funds rate helped to propel equities over bonds. A declining U.S. dollar helped International equities, both developed and emerging, outpace U.S. equities. However, the evaporation of liquidity within the U.S. fixed income market, stemming from the residential mortgage fallout, caused significant price depreciation across most spread sectors. As holders of higher quality securities continued to sell and spreads widened, the SSgA fixed income funds experienced negative performance.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1997

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchance traded funds that are advised or sponsored by the Adviser or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Balanced Composite Market Index is comprised of:
50% Russell 3000® Index
10% MSCI EAFE Index
40% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Balanced Fund
6

SSgA Life Solutions

Balanced Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,009.20	$1,023.39
Expenses Paid During Period *	$1.82	$1.84

* Expenses are equal to the Fund's expense ratio of 0.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,006.20	$1,020.52
Expenses Paid During Period *	$4.70	$4.74

* Expenses are equal to the Fund's expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Life Solutions Balanced Fund
7

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 34.5%
SSgA Bond Market Fund	2,260,248	20,659
Domestic Equities - 44.3%
SSgA Aggressive Equity Fund	1,665,538	8,411
SSgA Concentrated Growth Opportunities Fund	673,752	8,206
SSgA Large Cap Value Fund	530,554	6,579
SSgA S&P 500 Index Fund	138,484	3,369
		26,565
International Equities - 14.3%
SSgA International Growth Opportunities Fund	139,317	1,963
SSgA International Stock Selection Fund	451,352	6,639
		8,602

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.9%
SSgA Money Market Fund	4,121,881	4,122
Total Investments - 100.0%
(identified cost $50,240)		59,948
Other Assets and Liabilities, Net - 0.0%		(21)
Net Assets - 100.0%		59,927

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Bonds	34.5
Domestic Equities	44.3
International Equities	14.3
Short-Term Investments	6.9
Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
9

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SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  Life Solutions Growth Fund seeks long-term growth of capital.**

Life Solutions Growth Fund – Institutional Class

Period Ended 8/31/07	Total Return
1 Year	10.53%
5 Years	11.44	%+
10 Years	5.86	%+

Life Solutions Growth Fund – Class R‡

Period Ended 8/31/07	Total Return
1 Year	9.86%
5 Years	10.92	%+
10 Years	5.22	%+

Growth Composite Market Index***

Period Ended 8/31/07	Total Return
1 Year	13.64%
5 Years	12.27	%+
10 Years	7.30	%+

Russell 3000® Index#

Period Ended 8/31/07	Total Return
1 Year	14.94%
5 Years	12.82	%+
10 Years	7.03	%+

Lehman Brothers Aggregate Bond Index##

Period Ended 8/31/07	Total Return
1 Year	5.26%
5 Years	4.31	%+
10 Years	6.04	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Growth Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 0.42% and 0.95%, respectively.

See related Notes on following page.

Life Solutions Growth Fund
11

SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the Life Solutions Growth Fund Institutional Class and Class R (together, the "Fund") returned 10.53% and 9.86% respectively(assuming reinvestment of dividends and distributions), versus the 13.64% return of the Growth Composite Market Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was driven by the returns across the capital markets. Equities, particularly those outside the U.S., performed well while bonds provided incremental returns over cash. The strongest contributors to performance over the past year were our tactical decisions to overweight non-U.S. equities versus those in the U.S., and within the U.S., to choose large cap firms over those in the small cap arena. Turmoil within the U.S. fixed income markets during July and August 2007 placed great stress on SSgA's Bond Market Fund and contributed to the weakness in returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

There were several broad themes that affected the Fund. In general, attractive valuations, growing earnings and a stable Federal Funds rate helped to propel equities over bonds. A declining U.S. dollar helped International equities, both developed and emerging, outpace U.S. equities. However, the evaporation of liquidity within the U.S. fixed income market, stemming from the residential mortgage fallout, caused significant price depreciation across most spread sectors. As holders of higher quality securities continued to sell and spreads widened, the SSgA fixed income funds experienced negative performance.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1997

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchance traded funds that are advised or sponsored by the Adviser or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Growth Composite Market Index is comprised of:
65% Russell 3000® Index
15% MSCI EAFE Index
20% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Growth Fund
12

SSgA Life Solutions

Growth Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,025.30	$1,022.58
Expenses Paid During Period *	$2.65	$2.65

* Expenses are equal to the Fund's expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 0.45% as contractually agreed to by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,022.40	$1,019.71
Expenses Paid During Period *	$5.56	$5.55

* Expenses are equal to the Fund's expense ratio of 1.09% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund
13

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SSgA Life Solutions
Growth Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.1%
Bonds - 14.8%
SSgA Bond Market Fund	622,500	5,690
Domestic Equities - 59.1%
SSgA Aggressive Equity Fund	1,465,174	7,399
SSgA Concentrated Growth Opportunities Fund	483,517	5,889
SSgA Large Cap Value Fund	386,685	4,795
SSgA S&P 500 Index Fund	188,784	4,593
		22,676
International Equities - 19.3%
SSgA International Growth Opportunities Fund	72,357	1,019
SSgA International Stock Selection Fund	434,380	6,390
		7,409

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.9%
SSgA Money Market Fund	2,649,226	2,649
Total Investments - 100.1%
(identified cost $29,686)		38,424
Other Assets and Liabilities, Net - (0.1%)		(25)
Net Assets - 100.0%		38,399

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Bonds	14.8
Domestic Equities	59.1
International Equities	19.3
Short-Term Investments	6.9
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.
15

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SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.**

Life Solutions Income and Growth Fund – Institutional Class

Period Ended 8/31/07	Total Return
1 Year	4.30%
5 Years	6.98	%+
10 Years	5.21	%+

Life Solutions Income and Growth Fund – Class R‡

Period Ended 8/31/07	Total Return
1 Year	3.66%
5 Years	6.45	%+
10 Years	4.65	%+

Income and Growth Composite Market Index***

Period Ended 8/31/07	Total Return
1 Year	9.34%
5 Years	8.18	%+
10 Years	6.84	%+

Russell 3000® Index#

Period Ended 8/31/07	Total Return
1 Year	14.94%
5 Years	12.82	%+
10 Years	7.03	%+

Lehman Brothers Aggregate Bond Index##

Period Ended 8/31/07	Total Return
1 Year	5.26%
5 Years	4.31	%+
10 Years	6.04	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Life Solutions Income and Growth Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 0.60% and 1.14%, respectively.

See related Notes on following page.

Life Solutions Income and Growth Fund
17

SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Life Solutions Income & Growth Fund Institutional Class and Class R (together, the "Fund") returned 4.30% and 3.66% respectively(assuming reinvestment of dividends and distributions), versus the 9.34% return of the Income & Growth Composite Market Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was driven by the returns across the capital markets. Equities, particularly those outside the United States, performed well while bonds provided incremental returns over cash. The strongest contributors to performance over the past year were our tactical decisions to overweight non-United States equities versus those in the United States, and within the United States, to choose large cap firms over those in the Small Cap arena. Turmoil within the US Fixed Income markets during July and August 2007 placed great stress on SSgA's Bond Market Fund and contributed to the weakness in returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

There were several broad themes that affected the Fund. In general, attractive valuations, growing earnings and a stable Federal Funds rate helped to propel equities over bonds. A declining U.S. dollar helped International equities, both developed and emerging, outpace U.S. equities. However, the evaporation of liquidity within the U.S. fixed income market, stemming from the residential mortgage fallout, caused significant price depreciation across most spread sectors. As holders of higher quality securities continued to sell and spreads widened, the SSgA fixed income funds experienced negative performance.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1997

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios and exchance traded funds that are advised or sponsored by the Adviser or its affiliates (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Income and Growth Composite Market Index is comprised of:
35% Russell 3000® Index
5% MSCI EAFE Index
60% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Income and Growth Fund
18

SSgA Life Solutions

Income and Growth Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$990.50	$1,022.94
Expenses Paid During Period *	$2.26	$2.29

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$987.20	$1,019.71
Expenses Paid During Period *	$5.46	$5.55

* Expenses are equal to the Fund's expense ratio of 1.09% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund
19

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.1%
Bonds - 54.2%
SSgA Bond Market Fund	1,207,371	11,035
Domestic Equities - 29.6%
SSgA Aggressive Equity Fund	317,072	1,601
SSgA Concentrated Growth Opportunities Fund	149,125	1,816
SSgA Large Cap Value Fund	110,316	1,368
SSgA S&P 500 Index Fund	51,279	1,248
		6,033
International Equities - 9.4%
SSgA International Growth Opportunities Fund	33,083	466
SSgA International Stock Selection Fund	98,401	1,448
		1,914

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.9%
SSgA Money Market Fund	1,398,778	1,399
Total Investments - 100.1%
(identified cost $18,601)		20,381
Other Assets and Liabilities, Net - (0.1%)		(14)
Net Assets - 100.0%		20,367

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Bonds	54.2
Domestic Equities	29.6
International Equities	9.4
Short-Term Investments	6.9
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.
21

SSgA Life Solutions

Life Solutions Funds

Statements of Assets and Liabilities — August 31, 2007

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$50,240	$29,686	$18,601
Investments, at market	59,948	38,424	20,381
Receivables:
Dividends from affiliated money market fund	15	9	5
Investments sold	—	27	—
Fund shares sold	36	7	9
From Adviser	—	—	7
Prepaid expenses	6	5	3
Total assets	60,005	38,472	20,405
Liabilities
Payables:
Investments purchased	33	—	7
Fund shares redeemed	—	32	—
Accrued fees to affiliates	25	23	15
Other accrued expenses	20	18	16
Total liabilities	78	73	38
Net Assets	$59,927	$38,399	$20,367
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$685	$184	$408
Accumulated net realized gain (loss)	(6,679)	(5,890)	(996)
Unrealized appreciation (depreciation) on investments	9,708	8,738	1,780
Shares of beneficial interest	5	3	2
Additional paid-in capital	56,208	35,364	19,173
Net Assets	$59,927	$38,399	$20,367
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$13.18	$13.77	$12.51
Net assets	$58,036,274	$37,357,858	$19,939,022
Shares outstanding ($.001 par value)	4,404,740	2,712,783	1,594,188
Net asset value per share: Class R*	$13.05	$13.67	$12.39
Net assets	$1,890,292	$1,041,458	$428,005
Shares outstanding ($.001 par value)	144,873	76,209	34,533

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.
22

SSgA Life Solutions

Life Solutions Funds

Statements of Operations — For the Period Ended August 31, 2007

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$2,827	$1,596	$1,073
Expenses
Fund accounting fees	28	28	28
Distribution fees - Institutional Class	18	12	6
Distribution fees - Class R	8	5	2
Transfer agent fees	52	54	51
Professional fees	25	26	26
Registration fees	27	30	29
Shareholder servicing fees - Institutional Class	89	59	34
Shareholder servicing fees - Class R	2	1	1
Insurance fees	1	1	—
Printing fees	12	9	5
Miscellaneous	4	4	4
Expenses before reductions	266	229	186
Expense reductions	—	—	(66)
Net expenses	266	229	120
Net investment income (loss)	2,561	1,367	953
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,940	3,222	728
Capital gain distributions from Underlying Funds	2,373	1,993	500
Net realized gain (loss)	6,313	5,215	1,228
Net change in unrealized appreciation (depreciation) on investments	(2,209)	(857)	(769)
Net realized and unrealized gain (loss)	4,104	4,358	459
Net Increase (Decrease) in Net Assets from Operations	$6,665	$5,725	$1,412

See accompanying notes which are an integral part of the financial statements.
23

SSgA Life Solutions

Life Solutions Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Life Solutions Balanced Fund		Life Solutions Growth Fund
Amounts in thousands	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,561	$1,870	$1,367	$606
Net realized gain (loss)	6,313	4,564	5,215	2,205
Net change in unrealized appreciation (depreciation)	(2,209)	(375)	(857)	1,782
Net increase (decrease) in net assets from operations	6,665	6,059	5,725	4,593
Distributions
From net investment income
Institutional Class	(2,534)	(1,351)	(1,367)	(401)
Class R	(29)	(8)	(14)	(6)
Net decrease in net assets from distributions	(2,563)	(1,359)	(1,381)	(407)
Share Transactions
Net increase (decrease) in net assets from share transactions	(27,085)	(9,183)	(18,648)	98
Total Net Increase (Decrease) in Net Assets	(22,983)	(4,483)	(14,304)	4,284
Net Assets
Beginning of period	82,910	87,393	52,703	48,419
End of period	$59,927	$82,910	$38,399	$52,703
Undistributed (overdistributed) net investment income included in net assets	$685	$687	$184	$198

See accompanying notes which are an integral part of the financial statements.
24

	Life Solutions Income and Growth Fund
Amounts in thousands	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$953	$840
Net realized gain (loss)	1,228	768
Net change in unrealized appreciation (depreciation)	(769)	(180)
Net increase (decrease) in net assets from operations	1,412	1,428
Distributions
From net investment income
Institutional Class	(953)	(594)
Class R	(10)	(3)
Net decrease in net assets from distributions	(963)	(597)
Share Transactions
Net increase (decrease) in net assets from share transactions	(8,839)	(51)
Total Net Increase (Decrease) in Net Assets	(8,390)	780
Net Assets
Beginning of period	28,757	27,977
End of period	$20,367	$28,757
Undistributed (overdistributed) net investment income included in net assets	$408	$418

Statements of Changes in Net Assets
25

SSgA Life Solutions

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
August 31, 2007	12.66	.44	.50	.94	(.42)	—	(.42)
August 31, 2006	11.97	.27	.60	.87	(.18)	—	(.18)
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)
August 31, 2004	10.28	.20	.73	.93	(.19)	—	(.19)
August 31, 2003	9.40	.12	.94	1.06	(.18)	—	(.18)
Class R
August 31, 2007	12.54	.31	.55	.86	(.35)	—	(.35)
August 31, 2006	11.91	.11	.68	.79	(.16)	—	(.16)
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)
August 31, 2004 (1)	10.74	.03	.25	.28	—	—	—
Life Solutions Growth Fund
Institutional Class
August 31, 2007	12.79	.37	.97	1.34	(.36)	—	(.36)
August 31, 2006	11.78	.15	.96	1.11	(.10)	—	(.10)
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)
August 31, 2004	9.67	.10	.89	.99	(.13)	—	(.13)
August 31, 2003	8.59	.05	1.10	1.15	(.07)	—	(.07)
Class R
August 31, 2007	12.69	.31	.94	1.25	(.27)	—	(.27)
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—	(.10)
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)
August 31, 2004 (1)	10.31	.01	.21	.22	—	—	—
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2007	12.42	.47	.06	.53	(.44)	—	(.44)
August 31, 2006	12.05	.36	.26	.62	(.25)	—	(.25)
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)
August 31, 2004	10.85	.28	.55	.83	(.25)	—	(.25)
August 31, 2003	10.21	.18	.75	.93	(.29)	—	(.29)
Class R
August 31, 2007	12.31	.37	.08	.45	(.37)	—	(.37)
August 31, 2006	12.01	.21	.33	.54	(.24)	—	(.24)
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)
August 31, 2004 (1)	11.09	.04	.30	.34	—	—	—

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.

(f)  May reflect amounts waived and/or reimbursed by the investment adviser.

See accompanying notes which are an integral part of the financial statements.
26

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)	% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class
August 31, 2007	13.18	7.51	58,036	.33	.33	3.31	31.38
August 31, 2006	12.66	7.37	81,570	.31	.31	2.24	28.95
August 31, 2005	11.97	11.04	87,363	.33	.33	2.17	31.87
August 31, 2004	11.02	9.13	91,449	.29	.29	1.83	45.82
August 31, 2003	10.28	11.55	73,906	.29	.29	1.27	26.12
Class R
August 31, 2007	13.05	6.91	1,891	.90	.90	2.40	31.38
August 31, 2006	12.54	6.71	1,340	.88	.88	.87	28.95
August 31, 2005	11.91	10.66	30	.81	.81	.45	31.87
August 31, 2004 (1)	11.02	2.61	10	.23	.23	1.00	45.82
Life Solutions Growth Fund
Institutional Class
August 31, 2007	13.77	10.53	37,358	.45	.45	2.74	29.79
August 31, 2006	12.79	9.45	51,495	.42	.42	1.21	28.71
August 31, 2005	11.78	13.44	48,399	.45	.47	1.34	25.40
August 31, 2004	10.53	10.27	47,687	.39	.39	.96	54.73
August 31, 2003	9.67	13.56	41,446	.42	.42	.54	21.85
Class R
August 31, 2007	13.67	9.86	1,041	1.01	1.01	2.37	29.79
August 31, 2006	12.69	8.92	1,208	.95	.95	.14	28.71
August 31, 2005	11.75	13.19	20	.74	.76	.68	25.40
August 31, 2004 (1)	10.53	2.13	10	.37	.37	.33	54.73
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2007	12.51	4.30	19,939	.45	.70	3.67	31.95
August 31, 2006	12.42	5.27	28,382	.45	.60	3.00	30.23
August 31, 2005	12.05	8.28	27,958	.45	.68	2.73	35.40
August 31, 2004	11.43	7.74	27,639	.45	.56	2.47	48.39
August 31, 2003	10.85	9.38	24,618	.45	.58	1.75	22.46
Class R
August 31, 2007	12.39	3.66	428	1.02	1.27	3.00	31.95
August 31, 2006	12.31	4.56	375	.98	1.14	1.66	30.23
August 31, 2005	12.01	8.10	19	.74	.97	1.96	35.40
August 31, 2004 (1)	11.43	3.07	10	.46	.59	1.24	48.39

Financial Highlights
27

SSgA

Life Solutions Funds

Notes to Financial Statements — August 31, 2007

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2007. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as the "Funds". Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the SSgA Funds, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

Effective June 1, 2007, the SSgA Large Cap Growth Opportunities Fund changed its name to the SSgA Concentrated Growth Opportunities Fund.

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds") and exchange-traded funds that are advised or sponsored by the Adviser or its affiliates. This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Concentrated Growth Opportunities Fund (formerly, SSgA Large Cap Growth Opportunities Fund)
SSgA Large Cap Value Fund
SSgA Enhanced Small Cap Fund
SSgA Directional Core Equity Fund
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Financial Statements
28

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in small capitalization securities.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions or have not been identified as having non-union sentiment (IAM companies).

SSgA Concentrated Growth Opportunities Fund (formerly, SSgA Large Cap Growth Opportunities Fund)

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity Fund

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Financial Statements
29

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Lehman Brothers U.S. Corporate High Yield Index.

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Board-Approved Securities Valuation Procedures, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Notes to Financial Statements
30

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2007, the capital loss carryovers and expiration dates are as follows:

	08/31/2010	08/31/2011	08/31/2012	Totals
Balanced Fund	$834,299	$2,919,167	$609,585	$4,363,051
Growth Fund	1,793,254	2,400,496	—	4,193,750
Income & Growth Fund	—	351,616	—	351,616

Notes to Financial Statements
31

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

As of August 31, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$52,554,497	$31,382,152	$19,242,105
Gross Tax Unrealized Appreciation	8,372,682	7,287,857	1,603,099
Gross Tax Unrealized Depreciation	(978,829)	(245,534)	(464,358)
Net Tax Unrealized Appreciation (Depreciation)	$7,393,853	$7,042,323	$1,138,741
Components of Distributable Earnings:
Undistributed Ordinary Income	$684,536	$184,438	$407,667
Undistributed Long-Term Gains
(Capital Loss Carryforward)	$(4,363,051)	$(4,193,750)	$(351,616)
Tax Composition of Distributions:
Ordinary Income	$2,563,355	$1,380,249	$963,167

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
32

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

3.  Investment Transactions

Securities

During the fiscal year ended August 31, 2007, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

	Purchases	Sales
Balanced Fund	$22,635,377	$47,737,234
Growth Fund	13,793,755	30,761,314
Income and Growth Fund	7,758,635	16,239,992

4.  Related Parties

Adviser

SSgA Management, Inc. (the "Adviser") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Adviser. However, each Fund pays advisory fees to the Adviser indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for the Distribution (12b-1) and Class R, then the Distributor will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of its cap. If only Class R is above its respective expense cap, the Distributor will waive up to 0.70% of the average daily net assets the of Distribution (12b-1) and Service Fee. If after waiving the full 0.70% of the average daily net assets of Class R Service Fee and Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Funds advisory fee and reimburse the Institutional Class and Class R for all expenses of the Institutional Class in excess of 0.45% of average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the fiscal year ended August 31, 2007 was $64,910 and $949, respectively. There were no reimbursements for the Income and Growth Fund. There were no waivers or reimbursements for both the Balanced Fund and the Growth Fund for the fiscal year ended August 31, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (a series of the Investment Company not presented herein). Shares of the SSgA Money Market Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2007, $8,169,885 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Financial Statements
33

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

Boston Financial Data Services ("BFDS") a wholly-owned subsidiary of State Street Corp., serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

Administrator

The Investment Company has an Administration Agreement dated April 12, 1988, as amended, between the Investment Company and Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds are not charged a fee by the Administrator. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of 0.13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the fiscal year ended August 31, 2007, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	Global Markets	CitiStreet
Balanced Fund	$3,736	$8,425
Growth Fund	206	8,986
Income and Growth Fund	272	3,419

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to Service Organizations from each institutional class, are not permitted by the Plan to exceed 0.25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the 0.25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of August 31, 2007.

Notes to Financial Statements
34

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

Class R

The Investment Company maintains a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2007.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the fiscal year ended August 31, 2007, this amounted to:

Funds	Global Markets
Balanced Fund	$770
Growth Fund	484
Income and Growth Fund	188

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates as of August 31, 2007 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$2,237	$3,870	$2,242
Distribution fees	14,523	10,396	3,845
Transfer agent fees	8,723	8,771	8,572
	$25,483	$23,037	$14,659

Beneficial Interest

As of August 31, 2007, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Balanced Fund	3	74.5
Growth Fund	2	77.0
Income and Growth Fund	3	89.4

Notes to Financial Statements
35

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

Transactions With Affiliated Companies

Transactions during the fiscal year ended August 31, 2007 with Underlying Funds in which a Fund has had ownership of at least 5% of the voting securities during the period are as follows:

	Purchase Cost	Sales Cost	Income Distributions	Capital Gains Distributions
Balanced
SSgA Aggressive Equity	$2,690,017	$6,039,521	$644,841	$1,481,828
SSgA Bond Market	11,204,579	18,241,388	1,355,699	—
SSgA International Growth Opportunities	609,440	1,620,597	67,633	—
SSgA Concentrated Growth Opportunities	1,468,648	4,719,115	—	—
SSgA Large Cap Value	1,696,649	3,547,126	177,089	778,575
	$17,669,333	$34,167,747	$2,245,262	$2,260,403
Growth
SSgA Aggressive Equity	$2,278,354	$5,162,457	$561,664	$1,299,362
SSgA Concentrated Growth Opportunities	840,045	3,485,515	—	—
SSgA Large Cap Value	1,225,468	2,666,278	132,710	581,278
	$4,343,867	$11,314,250	$694,374	$1,880,640
Income and Growth
SSgA Aggressive Equity	$593,918	$1,438,759	$135,409	$309,441
SSgA Concentrated Growth Opportunities	471,213	1,289,729	—	—
SSgA Large Cap Value	452,203	943,242	38,390	169,031
	$1,517,334	$3,671,730	$173,799	$478,472

5.  Fund Share Transactions  (amounts in thousands)
    For the Fiscal Years Ended

	Shares		Dollars
Balanced Fund	2007	2006	2007	2006
Institutional
Proceeds from shares sold	940	1,103	$12,366	$13,481
Proceeds from reinvestment of distributions	195	112	2,533	1,351
Payments for shares redeemed	(3,174)	(2,072)	(42,484)	(25,285)
	(2,039)	(857)	(27,585)	(10,453)
Class R
Proceeds from shares sold	95	195	$1,235	$2,371
Proceeds from reinvestment of distributions	2	1	30	7
Payments for shares redeemed	(59)	(92)	(765)	(1,108)
	38	104	500	1,270
Total net increase (decrease)	(2,001)	(753)	$(27,085)	$(9,183)

Notes to Financial Statements
36

SSgA

Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2007

	(amounts in thousands) For the Fiscal Years Ended
	Shares		Dollars
Growth Fund	2007	2006	2007	2006
Institutional
Proceeds from shares sold	594	577	$8,034	$7,104
Proceeds from reinvestment of distributions	102	33	1,365	401
Payments for shares redeemed	(2,008)	(694)	(27,795)	(8,549)
	(1,312)	(84)	(18,396)	(1,044)
Class R
Proceeds from shares sold	58	113	$782	$1,384
Proceeds from reinvestment of distributions	1	—	13	6
Payments for shares redeemed	(78)	(20)	(1,047)	(248)
	(19)	93	(252)	1,142
Total net increase (decrease)	(1,331)	9	$(18,648)	$98
Income and Growth Fund
Institutional
Proceeds from shares sold	416	453	$5,269	$5,495
Proceeds from reinvestment of distributions	76	50	953	594
Payments for shares redeemed	(1,183)	(537)	(15,111)	(6,488)
	(691)	(34)	(8,889)	(399)
Class R
Proceeds from shares sold	19	42	$240	$505
Proceeds from reinvestment of distributions	1	—	9	3
Payments for shares redeemed	(16)	(13)	(199)	(160)
	4	29	50	348
Total net increase (decrease)	(687)	(5)	$(8,839)	$(51)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the fiscal year ended August 31, 2007, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements
37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
of the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2007, the results of their operations, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2007.

Report of Independent Registered Public Accounting Firm
38

SSgA
Life Solutions Funds

Tax Information — August 31, 2007 (Unaudited)

The Funds designate dividends during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Life Solutions Balanced  9.7%

Life Solutions Growth  17.3%

Life Solutions Income and Growth  6.7%

For the tax year ended August 31, 2007, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2008 will show the tax status of all distributions paid to your account in calendar 2007.

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information
39

SSgA
Life Solutions Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2007, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
40

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — August 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800)647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800)647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800)647-7327.

Shareholder Requests for Additional Information
41

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2007 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Director, Russell Trust Company

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
42

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
43

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
44

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer and Trustee, State Street Master Trust and State Street Institutional Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 43 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Institutional Services, Inc.; and Russell Corporate Ventures, Inc.; Chief Legal Officer, Russell Trust Company.

Disclosure of Information about Fund Trustees and Officers
45

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
46

LSAR-08/07 (49178)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Annual Report

August 31, 2007

SSgA Funds
Money Market Funds

Annual Report

August 31, 2007

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

Money Market Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,025.30	$1,023.19
Expenses Paid During Period *	$2.04	$2.04

* Expenses are equal to the Fund's expense ratio of 0.40% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund
3

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SSgA
Money Market Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 22.7.%
Alliance & Leicester PLC (Ê)(l)	60,000	5.565	08/29/08	60,000
American Centurion Bank (Ê)	75,000	5.669	11/16/07	75,016
American Centurion Bank (Ê)	90,000	5.561	12/12/07	90,012
American Centurion Bank (Ê)	35,000	5.538	08/19/08	35,000
Caja Madrid (Ê)	40,000	5.360	08/13/08	40,000
CAM US Finance SA (Ê)(l)	25,000	5.370	08/02/08	25,000
General Electric Capital Corp. (Ê)	200,000	5.520	09/24/08	200,000
HBOS Treasury Services PLC (Ê)(l)	40,000	5.390	09/01/08	40,000
JP Morgan Chase & Co. (Ê)	105,000	5.310	08/02/08	105,000
Lloyds TSB Group PLC (Ê)(l)	150,000	5.300	09/06/08	150,000
Macquarie Bank Ltd. (Ê)(l)	30,000	5.530	08/20/08	30,000
Merrill Lynch & Co. Inc. (Ê)	70,000	5.410	09/06/08	70,000
Morgan Stanley (Ê)	70,000	5.410	09/02/08	70,000
Morgan Stanley (Ê)	50,000	5.691	09/15/08	50,000
National Australia Bank (Ê)(l)	70,000	5.320	09/07/08	70,000
Northern Rock PLC (Ê)(l)	65,000	5.388	08/03/08	65,000
Northern Rock PLC (Ê)(l)	40,000	5.350	09/05/08	40,000
Svenska Handelsbanken (Ê)(l)	70,000	5.511	09/13/08	70,000
Svenska Handelsbanken (Ê)(l)	100,000	5.480	09/21/08	100,000
UniCredito Italiano SpA (Ê)(l)	25,000	5.631	09/15/08	25,000
Wells Fargo & Company (Ê)	60,000	5.498	08/15/08	60,000
Wells Fargo & Company (Ê)	100,000	5.338	09/03/08	100,000
Wells Fargo & Company (Ê)	45,000	5.498	09/20/08	45,000
Westpac Banking Corp. (Ê)(l)	100,000	5.310	09/06/08	100,000
Westpac Banking Corp. (Ê)(l)	52,000	5.579	09/16/08	52,000
Total Corporate Bonds and Notes (amortized cost $1,767,028)				1,767,028
Domestic Certificates of Deposit - 2.4%
Citibank	88,000	5.325	09/28/07	88,000
Washington Mutual Bank (Ê)	100,000	5.490	09/17/07	100,000
Total Domestic Certificates of Deposit (amortized cost $188,000)				188,000
Domestic Commercial Paper - 7.7%
AstraZeneca PLC	150,000	5.280	09/21/07	149,560
Bank of America Corp.	125,000	5.191	09/21/07	124,640
General Electric Capital Corp	100,000	5.170	01/25/08	97,903
Lake Constance Funding LLC (l)	226,000	5.250	09/06/07	225,835
Total Domestic Commercial Paper (amortized cost $597,938)				597,938
Domestic Time Deposits - 2.6%
Fifth Third Bank	200,000	5.188	09/04/07	200,000
Total Domestic Time Deposits (amortized cost $200,000)				200,000

Money Market Fund
5

SSgA
Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commercial Paper - 2.9%
Danske Corp.	125,000	5.128	10/23/07	124,074
Nestle Capital Corp. (l)	100,000	5.230	01/25/08	97,879
				221,953
Total Foreign Commercial Paper (amortized cost $221,953)				221,953
United States Government Agencies - 1.3%
Freddie Mac (Ê)	100,000	5.355	03/26/08	99,972
Total United States Government Agencies (amortized cost $99,972)				99,972
Yankee Certificates of Deposit - 41.6%
Bank of Ireland	125,000	5.300	10/22/07	125,000
Barclays Bank PLC	75,000	5.320	10/11/07	75,000
Barclays Bank PLC	140,000	5.355	01/22/08	140,000
Bayerische Landesbank	200,000	5.520	10/15/07	200,000
BNP Paribas SA (Ê)	60,000	5.300	10/03/07	59,999
BNP Paribas SA	100,000	5.300	10/26/07	100,000
BNP Paribas SA	50,000	5.180	12/20/07	49,972
Calyon NY	100,000	5.305	10/22/07	100,002
Calyon NY	80,000	5.368	10/26/07	79,997
Credit Suisse First Boston	200,000	5.510	10/16/07	200,000
Deutsche Bank AG (Ê)	122,000	5.360	01/22/08	122,016
DZ Bank AG	150,000	5.310	11/05/07	150,000
HBOS Treasury Services PLC	150,000	5.340	01/18/08	150,000
HSH Nordbank AG	145,000	5.510	09/21/07	145,000
Landesbank Baden-Wuerttemberg	200,000	5.300	10/18/07	200,000
Natixis NY Branch	200,000	5.310	09/05/07	200,000
Nordea Bank AB (Ê)(l)	118,000	5.551	09/13/08	118,000
Nordea Bank Finland PLC	24,500	5.320	01/18/08	24,498
Royal Bank of Canada (Ê)	200,000	5.330	03/20/08	200,005
Royal Bank of Scotland (Ê)	100,000	5.559	09/14/07	99,999
Societe Generale	75,000	5.300	10/22/07	75,000
Societe Generale	200,000	5.330	11/05/07	200,000
UBS AG	225,000	5.305	09/12/07	225,000
UniCredito Italiano SpA	200,000	5.355	01/14/08	200,004
Total Yankee Certificates of Deposits (amortized cost $3,239,492)				3,239,492
Total Investments - 81.2% (amortized cost $6,314,383)				6,314,383

Repurchase Agreements - 18.7%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $768,582 dated August 31, 2007 at 5.380% to be repurchased at $769,041 on September 4, 2007, collateralized by: $1,058,700 par United States Government Agency Mortgage Obligation, valued at $783,954	768,582

Money Market Fund
6

SSgA
Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

Value $
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2007, at 5.445% to be repurchased at $50,030 on September 4, 2007, collateralized by: $50,124 par various Corporate Obligations, valued at $51,000	50,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $32,000 dated August 31, 2007 at 5.100% to be repurchased at $32,018 on September 4, 2007, collateralized by: $41,343 par United States Government Treasury Obligations, valued at $32,640	32,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2007 at 5.445% to be repurchased at $50,030 on September 4, 2007, collateralized by: $55,106 par various Asset-Backed Securities, valued at $54,929	50,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $550,000 dated August 31, 2007 at 5.400% to be repurchased at $550,330 on September 4, 2007, collateralized by: $1,039,129 par United States Government Agency Mortgage Obligations, valued at $561,000	550,000
Total Repurchase Agreements (identified cost $1,450,582)	1,450,582
Total Investments and Repurchase Agreements - 99.9% (cost $7,764,965)(†)	7,764,965
Other Assets and Liabilities, Net - 0.1%	9,637
Net Assets - 100.0%	7,774,602

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Corporate Bonds & Notes	22.7
Domestic Certificates of Deposit	2.4
Domestic Commercial Paper	7.7
Domestic Time Deposits	2.6
Foreign Commercial Paper	2.9
United States Government Agencies	1.3
Yankee Certificates of Deposit	41.6
Repurchase Agreements	18.7
Total Investments and Repurchase Agreements	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Money Market Fund
7

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SSgA

US Government Money Market Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,024.80	$1,023.09
Expenses Paid During Period *	$2.14	$2.14

* Expenses are equal to the Fund's expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

US Government Money Market Fund
9

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SSgA
US Government Money Market Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 16.8%
Federal Home Loan Mortgage Corp. (Ê)	100,000	5.355	03/26/08	99,972
Federal National Mortgage Association Discount Note	98,744	5.040	02/29/08	96,242
Federal National Mortgage Association Discount Note	50,000	5.040	03/27/08	48,544
Federal National Mortgage Association Discount Note	27,000	5.045	03/28/08	26,209
Total United States Government Agencies (amortized cost $270,967)				270,967
Total Investments - 16.8% (amortized cost $270,967)				270,967

Repurchase Agreements - 83.5%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $75,000 dated August 31, 2007 at 5.250% to be repurchased at $75,044 on September 4, 2007, collateralized by: $75,241 par United States Government Agency Obligations, valued at $76,500	75,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $75,000 dated August 31, 2007 at 5.300% to be repurchased at $75,044 on September 4, 2007, collateralized by: $76,919 par United States Government Agency Obligations, valued at $76,501	75,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $375,000 dated August 31, 2007 at 5.300% to be repurchased at $375,221 on September 4, 2007, collateralized by: $379,583 par United States Government Agency Obligations, valued at $382,501	375,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $75,000 dated August 31, 2007 at 5.250% to be repurchased at $75,044 on September 4, 2007, collateralized by: $76,235 par United States Government Agency Obligations, valued at $76,501	75,000
Agreement with Goldman Sachs & Co. and The Bank of of New York, Inc. (Tri-Party) of $75,000 dated August 31, 2007 at 5.200% to be repurchased at $75,043 on September 4, 2007, collateralized by: $75,420 par United States Government Agency Obligations, valued at $76,501	75,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $75,000 dated August 31, 2007 at 5.250% to be repurchased at $75,044 on September 4, 2007, collateralized by: $76,770 par United States Government Agency Obligations, valued at $76,505	75,000
Agreement with JP Morgan Chase Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $75,000 dated August 31, 2007 at 5.230% to be repurchased at $75,044 on September 4, 2007, collateralized by: $73,982 par United States Government Agency Obligations, valued at $76,503	75,000

US Government Money Market Fund
11

SSgA
US Government Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $67,208 dated August 31, 2007 at 5.150% to be repurchased at $67,246 on September 4, 2007, collateralized by: $47,805 par United States Government Agency Obligations, valued at $68,554	67,208
Agreement with Salomon Smith Barney and The Bank of of New York, Inc. (Tri-Party) of $375,000 dated August 31, 2007 at 5.300% to be repurchased at $375,221 on September 4, 2007, collateralized by: $378,709 par United States Government Agency Obligations, valued at $382,501	375,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $75,000 dated August 31, 2007 at 5.250% to be repurchased at $75,044 on September 4, 2007, collateralized by: $75,729 par United States Government Agency Obligations, valued at $76,503	75,000
Total Repurchase Agreements (identified cost $1,342,208)	1,342,208
Total Investments and Repurchase Agreements - 100.3% (cost $1,613,175)(†)	1,613,175
Other Assets and Liabilities, Net - (0.3%)	(5,297)
Net Assets - 100.0%	1,607,878

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
United States Government Agencies	16.8
Repurchase Agreements	83.5
Total Investments and Repurchase Agreements	100.3
Other Assets and Liabilities, Net	(0.3)
100.0

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund
12

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Tax Free Money Market Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,016.00	$1,022.48
Expenses Paid During Period *	$2.74	$2.75

* Expenses are equal to the Fund's expense ratio of 0.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 102.7%
Alabama - 2.3%
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.960	12/01/30	1,000
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,365	3.980	12/01/30	2,365
Montgomery Waterworks & Sanitary Sewer Board Revenue Bonds, weekly demand (Ê)(µ)	5,260	4.030	03/01/13	5,260
University of South Alabama Revenue Bonds, weekly demand (Ê)(µ)	2,055	4.030	03/15/12	2,055
				10,680
Alaska - 0.5%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.970	07/01/22	2,250
Arizona - 1.1%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.950	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.990	12/01/22	2,400
				4,900
California - 2.8%
California State Department of Water Resources Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.880	05/01/22	2,400
County of Ventura California Certificate Of Participation, weekly demand (Ê)(µ)	2,960	3.990	08/15/11	2,960
Foothill-De Anza Community College District General Obligation Unlimited, weekly demand (Ê)(µ)	2,315	3.990	02/01/15	2,315
San Jose Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	2,835	3.820	07/01/26	2,835
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	2,275	3.830	05/01/33	2,275
				12,785
Colorado - 2.3%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	3,925	3.950	11/01/23	3,925
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	60	3.960	09/01/33	60
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	4.100	10/01/30	725
Denver City & County Colorado Certificate Of Participation, weekly demand (Ê)(µ)	4,900	3.980	12/01/29	4,900
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,145	3.950	09/01/18	1,145
				10,755
Connecticut - 2.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,700	4.100	07/01/08	3,700
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.950	07/01/29	2,500
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	4,675	4.350	07/01/31	4,675
				10,875
District of Columbia - 3.2%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,220	4.050	06/01/15	1,220
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	4.050	06/01/30	1,800
District of Columbia Revenue Bonds, weekly demand (Ê)(µ)	12,000	4.000	02/01/41	12,000
				15,020

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15

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Florida - 2.3%
City of Pembroke Pines Florida Revenue Bonds, weekly demand (Ê)(µ)	5,100	3.920	10/01/34	5,100
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.900	01/01/16	2,410
Volusia County Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	4.030	12/01/12	3,000
				10,510
Georgia - 0.3%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,410	3.930	01/01/19	1,410
Idaho - 2.2%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	4.200	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	4.200	07/01/33	2,500
State of Idaho General Obligation Unlimited Notes	6,100	4.500	06/30/08	6,137
				10,137
Illinois - 5.5%
Chicago Board of Education General Obligation Unlimited, weekly demand (Ê)(µ)	2,000	3.960	03/01/32	2,000
City of Chicago Illinois General Obligation Unlimited, weekly demand (Ê)(µ)	2,100	3.950	01/01/37	2,100
County of Will Illinois Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.970	12/01/25	3,500
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	3.930	03/01/27	3,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	4.050	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,400	3.920	05/01/28	4,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.960	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.940	04/01/41	3,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.950	08/01/15	2,300
				25,550
Indiana - 1.4%
Indianapolis Local Public Improvement Bond Bank Revenue Notes	6,375	4.250	01/08/08	6,386
Iowa - 0.4%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.930	02/15/35	2,000
Kentucky - 1.9%
Lexington-Fayette Urban County Airport Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,000	4.050	07/01/28	1,000
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	7,650	3.920	05/15/23	7,650
				8,650
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	900	4.280	07/01/12	900
Maryland - 1.5%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.870	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Bonds, weekly demand (Ê)	3,000	3.940	06/01/30	3,000
				7,000

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16

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Massachusetts - 9.7%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	4.020	07/01/30	1,000
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,555	4.050	03/01/19	2,555
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	20,790	4.000	06/01/30	20,790
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,115	4.000	12/01/32	2,115
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	3.930	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	8,300	3.930	07/01/29	8,300
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	3.930	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.930	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	3.920	06/15/33	5,800
				44,840
Michigan - 1.0%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.900	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	4.030	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	4.010	06/01/30	2,000
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	325	3.930	09/15/09	325
				4,820
Missouri - 0.9%
Kansas City Municipal Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	4,300	3.920	04/15/34	4,300
Montana - 1.6%
Montana Facility Finance Authority Revenue Bonds, weekly demand (Ê)	7,400	3.940	12/01/35	7,400
Nebraska - 1.1%
County of Washington Nebraska Revenue Bonds, weekly demand (Ê)(µ)	5,300	3.990	06/01/18	5,300
Nevada - 0.7%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	4.000	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	4.000	10/15/33	1,900
				3,100
New Hampshire - 1.4%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.950	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	4.030	06/01/32	4,500
				6,400

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17

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
New York - 11.9%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.860	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	3.860	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	2,500	3.870	02/15/16	2,500
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	570	3.990	06/01/22	570
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.850	05/01/33	2,300
New York City Housing Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	5,400	3.940	12/01/36	5,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,835	3.820	11/01/22	3,835
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,040	3.930	11/01/22	2,040
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	4.050	11/15/22	4,160
New York Mortgage Agency Revenue Bonds, weekly demand (Ê)	22,000	3.900	04/01/35	22,000
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,570	3.900	07/01/28	1,570
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.900	03/15/28	3,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,850	3.980	05/15/35	2,850
				55,225
North Carolina - 5.7%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)	2,620	4.000	01/15/26	2,620
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,780	3.920	07/01/16	1,780
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.920	07/01/29	4,595
County of Union North Carolina General Obligation Unlimited, weekly demand (Ê)	4,200	3.950	03/01/30	4,200
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	4.000	03/01/15	3,065
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,700	3.920	06/01/28	5,700
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	3,300	3.930	10/01/32	3,300
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	3.930	05/01/21	1,000
				26,260
Ohio - 5.0%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,600	3.880	12/01/26	1,600
Franklin County Ohio Revenue Bonds, weekly demand (Ê)(µ)	5,600	3.950	06/01/16	5,600
Franklin County Ohio Revenue Bonds, weekly demand (Ê)(µ)	4,225	3.960	05/01/31	4,225
Ohio State University Revenue Bonds, weekly demand (Ê)	8,900	3.880	06/01/35	8,900
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,945	3.880	03/15/25	2,945
				23,270
Oregon - 4.6%
Oregon State Facilities Authority Revenue Bonds, weekly demand (Ê)	4,600	4.000	12/30/36	4,600
State of Oregon General Obligation Limited, weekly demand (Ê)	10,300	3.940	12/01/18	10,300
State of Oregon General Obligation Unlimited Notes	6,500	4.500	06/30/08	6,545
				21,445
Pennsylvania - 0.9%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.980	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.980	06/01/29	1,700
				4,200
Puerto Rico - 2.2%
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.990	07/01/11	4,595
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.930	01/01/13	1,000
Puerto Rico Public Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)(l)	4,810	3.990	12/01/19	4,810
				10,405

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18

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
South Carolina - 0.5%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.920	01/01/23	1,200
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,295	3.920	02/15/28	1,295
				2,495
Tennessee - 0.8%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.980	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds, weekly demand (Ê)(µ)	3,095	4.090	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	85	3.960	07/01/34	85
				3,930
Texas - 11.9%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.940	12/01/14	1,400
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.960	08/15/35	1,700
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	24,300	3.950	12/01/32	24,300
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.950	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	4.020	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	4.020	08/01/21	1,400
State of Texas General Obligation Limited Notes	12,500	4.500	08/28/08	12,597
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,630	3.920	12/01/16	3,630
University of Texas Revenue Bonds, weekly demand (Ê)	3,100	3.940	08/15/13	3,100
				54,927
Utah - 5.7%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	4.050	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.950	05/15/36	1,200
Murray Utah Revenue Bonds, weekly demand (Ê)	17,500	3.960	05/15/37	17,500
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	4.200	07/01/33	6,000
				26,450
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	4.000	12/01/25	1,200
Virginia - 0.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	4.070	06/15/26	1,500
Washington - 4.9%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	4.030	07/01/18	1,000
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,665	4.000	07/01/42	2,665
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	4.050	01/01/43	2,000
Snohomish County Public Utility District No. 1 Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.920	01/01/25	2,500
Washington Economic Development Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	4.010	10/01/25	2,410

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19

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,670	4.050	08/01/26	3,670
Washington State Housing Finance Commission Revenue Bonds, weekly demand (Ê)(µ)	8,400	3.920	01/01/30	8,400
				22,645
West Virginia - 0.7%
West Virginia State Hospital Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	4.000	12/01/25	3,000
Wisconsin - 0.7%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	4.020	09/01/33	3,001
Total Short-Term Tax Exempt Obligations (amortized cost $475,921)				475,921
Total Investments - 102.7% (amortized cost $475,921)(†)				475,921
Other Assets and Liabilities, Net - 2.7%				(12,655)
Net Assets - 100%				463,266

See accompanying notes which are an integral part of the financial statements.

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20

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Tax Free Money Market Fund

Schedule of Investments, continued — August 31, 2007

Quality Ratings as a % of Value (Unaudited)

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value (Unaudited)

General Obligation	21%
Healthcare Revenue	18
Education Revenue	16
Housing Revenue	12
Industrial Revenue/Pollution Control Revenue	10
Water and Sewer	6
Public Agency	6
Electricity & Power Revenue	4
Transportation Revenue	3
Airport Revenue	1
Transportation	1
Other Revenue	2
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

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21

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Tax Free Money Market Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Alabama	2.3
Alaska	0.5
Arizona	1.1
California	2.8
Colorado	2.3
Connecticut	2.3
District of Columbia	3.2
Florida	2.3
Georgia	0.3
Idaho	2.2
Illinois	5.5
Indiana	1.4
Iowa	0.4
Kentucky	1.9
Maine	0.2
Maryland	1.5
Massachusetts	9.7
Michigan	1.0
Missouri	0.9
Montana	1.6
Nebraska	1.1
Nevada	0.7
New Hampshire	1.4
New York	11.9
North Carolina	5.7
Ohio	5.0
Oregon	4.6
Pennsylvania	0.9
Puerto Rico	2.2
South Carolina	0.5
Tennessee	0.8
Texas	11.9
Utah	5.7
Vermont	0.3
Virginia	0.3
Washington	4.9
West Virginia	0.7
Wisconsin	0.7
Total Investments	102.7
Other Assets and Liabilities, Net	(2.7)
100.0

See accompanying notes which are an integral part of the financial statements.

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22

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Money Market Funds

Notes to Schedules of Investments — August 31, 2007

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedules of Investments
23

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Money Market Funds

Statements of Assets and Liabilities — August 31, 2007

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$6,314,383	$270,967	$475,921
Investments at amortized cost which approximates value	6,314,383	270,967	475,921
Repurchase agreements at cost which approximates value	1,450,582	1,342,208	—
Cash	275	—	—
Receivables:
Interest	46,077	286	2,390
Fund shares sold	387	—	—
Prepaid expenses	1	17	9
Total assets	7,811,705	1,613,478	478,320
Liabilities
Payables:
Due to Custodian	—	—	1,086
Investments purchased	—	—	12,598
Fund shares redeemed	387	—	—
Accrued fees to affiliates	2,841	430	205
Other accrued expenses	81	19	17
Dividends	33,794	5,151	1,148
Total liabilities	37,103	5,600	15,054
Net Assets	$7,774,602	$1,607,878	$463,266
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9	$114	$107
Accumulated net realized gain (loss)	(53)	(34)	(135)
Shares of beneficial interest	7,775	1,608	463
Additional paid-in capital	7,766,871	1,606,190	462,831
Net Assets	$7,774,602	$1,607,878	$463,266
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$7,774,601,698	$1,607,877,566	$463,266,402
Shares outstanding ($.001 par value)	7,774,649,310	1,607,852,141	463,213,284
* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
25

SSgA
Money Market Funds

Statements of Operations — For the Period Ended August 31, 2007

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Interest	$407,607	$60,048	$19,332
Expenses
Advisory fees	18,990	2,825	1,338
Administrative fees	2,320	345	156
Custodian fees	1,087	177	136
Distribution fees	2,310	232	346
Transfer agent fees	125	41	35
Professional fees	53	34	33
Registration fees	30	25	24
Shareholder servicing fees	5,138	1,020	686
Trustees' fees	232	34	27
Insurance fees	1,491	24	10
Printing fees	177	16	12
Miscellaneous	47	24	22
Expenses before reductions	32,000	4,797	2,825
Expense reductions	(1,615)	(3)	(22)
Net expenses	30,385	4,794	2,803
Net investment income (loss)	377,222	55,254	16,529
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	—	—	(45)
Net Increase (Decrease) in Net Assets from Operations	$377,222	$55,254	$16,484

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
26

SSgA
Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	2007	2006	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$377,222	$317,616	$55,254	$57,873	$16,529	$15,430
Net realized gain (loss)	—	300	—	5	(45)	(45)
Net increase (decrease) in net assets from operations	377,222	317,916	55,254	57,878	16,484	15,385
Distributions
From net investment income	(377,222)	(317,616)	(55,254)	(57,873)	(16,529)	(15,430)
Net decrease in net assets from distributions	(377,222)	(317,616)	(55,254)	(57,873)	(16,529)	(15,430)
Share Transactions
Net increase (decrease) in net assets from share transactions	(26,640)	225,368	391,435	(529,154)	(58,696)	68,135
Total Net Increase (Decrease) in Net Assets	(26,640)	225,668	391,435	(529,149)	(58,741)	68,090
Net Assets
Beginning of period	7,801,242	7,575,574	1,216,443	1,745,592	522,007	453,917
End of period	$7,774,602	$7,801,242	$1,607,878	$1,216,443	$463,266	$522,007
Undistributed (overdistributed) net investment income included in net assets	$9	$9	$114	$115	$107	$107

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
27

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
August 31, 2007	1.0000	.0497	—		.0497	(.0497)	—	(.0497)
August 31, 2006	1.0000	.0418	—	(b)	.0418	(.0418)	—	(.0418)
August 31, 2005	1.0000	.0218	—		.0218	(.0218)	—	(.0218)
August 31, 2004	1.0000	.0076	—		.0076	(.0076)	—	(.0076)
August 31, 2003	1.0000	.0104	—		.0104	(.0104)	—	(.0104)
US Government Money Market Fund
August 31, 2007	1.0000	.0489	—		.0489	(.0489)	—	(.0489)
August 31, 2006	1.0000	.0412	—	(b)	.0412	(.0412)	—	(.0412)
August 31, 2005	1.0000	.0214	—		.0214	(.0214)	—	(.0214)
August 31, 2004	1.0000	.0070	—		.0070	(.0070)	—	(.0070)
August 31, 2003	1.0000	.0099	—		.0099	(.0099)	—	(.0099)
Tax Free Money Market Fund
August 31, 2007	1.0000	.0310	—	(b)	.0310	(.0310)	—	(.0310)
August 31, 2006	1.0000	.0262	—	(b)	.0262	(.0262)	—	(.0262)
August 31, 2005	1.0000	.0146	—		.0146	(.0146)	—	(.0146)
August 31, 2004	1.0000	.0048	.0003		.0051	(.0048)	(.0003)	(.0051)
August 31, 2003	1.0000	.0069	—		.0069	(.0069)	—	(.0069)

(a)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005%.
(b)  Less than $.0001 per share.

See accompanying notes which are an integral part of the financial statements.
28

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, end of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
Money Market Fund
August 31, 2007	1.0000	5.08	7,774,602	.40	.42	4.97
August 31, 2006	1.0000	4.26	7,801,242	.40	.43	4.19
August 31, 2005	1.0000	2.20	7,575,574	.40	.42	2.14
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
August 31, 2003	1.0000	1.05	10,744,370	.40	.42	1.04
US Government Money Market Fund
August 31, 2007	1.0000	5.00	1,607,878	.42	.42	4.89
August 31, 2006	1.0000	4.19	1,216,443	.42	.42	4.05
August 31, 2005	1.0000	2.16	1,745,592	.42	.42	2.22
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
August 31, 2003	1.0000	.99	1,404,226	.41	.41	1.00
Tax Free Money Market Fund
August 31, 2007	1.0000	3.14	463,266	.52	.53	3.09
August 31, 2006	1.0000	2.65	522,007	.53	.53	2.65
August 31, 2005	1.0000	1.47	453,917	.54	.54	1.50
August 31, 2004	1.0000	.50	398,518	.57	.57	.47
August 31, 2003	1.0000	.69	445,166	.53	.53	.69

See accompanying notes which are an integral part of the financial statements.
29

SSgA

Money Market Funds

Notes to Financial Statements — August 31, 2007

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2007. These financial statements report on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. In addition, the Funds value Repurchase agreements using specific identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2007, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

Capital Loss Carryovers:

	Expiration year
	08/31/2011	08/31/2012	08/31/2013	08/31/2014	08/31/2015	TOTAL
Money Market	$—	$—	$51,843	$—	$—	$51,843
US Government Money Market	5,172	16,922	8,920	2,635	—	33,649
Tax Free Money Market	—	—	—	44,761	41,331	86,092

Notes to Financial Statements
30

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

Components of Distributable Earning:
	Money Market	US Government Money Market	Tax Free Money Market
Undistributed Ordinary Income	$33,939,635	$5,296,770	$1,271,729
Undistributed Long-Term Gains
(Capital Loss Carryforward)	$(51,843)	$(33,649)	$(86,092)
Tax Composition of Distributions:
Ordinary Income	$377,221,766	$55,254,017	$16,529,148

As permitted by tax regulations, the Tax Free Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007 in the amount of $47,954 and treat it as arising in the fiscal year 2008.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the fiscal year ended August 31, 2007, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
31

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

3.  Related Parties

Adviser

The Adviser manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Adviser directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Adviser has contractually agreed to waive up to the full amount of the Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.40% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods. The total amount of the reimbursement for the fiscal year ended August 31, 2007 was $1,585,818.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of August 31, 2007, $8,169,885 represents the investments of other SSgA Funds not presented herein.

Boston Financial Data Services ("BFDS") a wholly-owned subsidiary of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the fiscal year ended August 31, 2007, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Money Market	$29,677
US Government Money Market	3,402
Tax Free Money Market	22,123

Administrator

The Investment Company has an Administration Agreement dated April 12, 1988, as amended between the Investment Company and Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain administrative aspects of the Investment Company's operations.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has Distribution Agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements
32

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the fiscal year ended August 31, 2007, each Fund paid the following shareholder servicing expenses to affiliated service providers.

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$1,899,024	$1,103,503	$1,065,022	$236,139	$126
US Government Money Market	283,465	—	593,064	4,511	—
Tax Free Money Market	133,751	—	183,777	368,814	—

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2007.

Insurance

The Investment Company had an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Fund paid a fee to AMBAC of an annual rate of 0.018% of its daily average net assets. Effective September 30, 2007, the Fund ceased this coverage with AMBAC.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2007 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$1,960,024	$267,903	$89,282
Administration fees	163,362	25,146	10,268
Custodian fees	84,669	14,377	6,823
Distribution fees	138,778	17,600	16,105
Shareholder servicing fees	422,214	89,714	71,076
Transfer agent fees	23,181	7,275	6,295
Trustees' fees	49,263	8,217	4,816
	$2,841,491	$430,232	$204,665

Notes to Financial Statements
33

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

Beneficial Interest

As of August 31, 2007, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Government Money Market	3	65.0
Tax Free Money Market	3	81.5

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Fiscal Years Ended
	2007	2006
Money Market
Proceeds from shares sold	$98,098,473	$92,279,229
Proceeds from reinvestment of distributions	281,533	249,617
Payments for shares redeemed	(98,406,646)	(92,303,478)
Total net increase (decrease)	$(26,640)	$225,368
US Government Money Market
Proceeds from shares sold	$16,055,249	$17,100,018
Proceeds from reinvestment of distributions	29,770	35,540
Payments for shares redeemed	(15,693,583)	(17,664,712)
Total net increase (decrease)	$391,436	$(529,154)
Tax Free Money Market
Proceeds from shares sold	$6,183,184	$7,925,809
Proceeds from reinvestment of distributions	6,476	7,680
Payments for shares redeemed	(6,248,356)	(7,865,354)
Total net increase (decrease)	$(58,696)	$68,135

5.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $9,343 received from the Interfund Lending Program for the fiscal year ended August 31, 2007.

6.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 10% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of August 31, 2007, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under

Notes to Financial Statements
34

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of August 31, 2007:

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Money Market - 16.3%
Alliance & Leicester PLC	08/31/07	60,000,000	100.00	60,000	60,000
CAM US Finance SA	07/03/07	25,000,000	100.00	25,000	25,000
HBOS Treasury Services PLC	08/01/07	40,000,000	100.00	40,000	40,000
Lake Constance Funding LLC	06/06/07	226,000,000	99.93	226,000	225,835
Lloyds TSB Group PLC	08/06/07	150,000,000	100.00	150,000	150,000
Macquarie Bank Ltd.	07/23/07	30,000,000	100.00	30,000	30,000
National Australia Bank	08/07/07	70,000,000	100.00	70,000	70,000
Nestle Capital Corp.	08/22/07	100,000,000	97.88	100,000	97,879
Nordea Bank AB	08/13/07	118,000,000	100.00	118,000	118,000
Northern Rock PLC	07/03/07	65,000,000	100.00	65,000	65,000
Northern Rock PLC	07/05/07	40,000,000	100.00	40,000	40,000
Svenska Handelsbanken	08/13/07	100,000,000	100.00	100,000	100,000
Svenska Handelsbanken	08/21/07	70,000,000	100.00	70,000	70,000
UniCredito Italiano SpA	08/15/07	25,000,000	100.00	25,000	25,000
Westpac Banking Corp.	08/16/07	52,000,000	100.00	52,000	52,000
Westpac Banking Corp.	08/06/07	100,000,000	100.00	100,000	100,000
					$1,268,714
Tax Free Money Market - 0.1%
Puerto Rico Public Finance Corp. Revenue Bonds	05/05/06	4,810,000	100.00	4,810	4,810
					$4,810

Notes to Financial Statements
35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2007.

Report of Independent Registered Public Accounting Firm
36

SSgA
Money Market Funds

Tax Information — August 31, 2007 (Unaudited)

Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended August 31, 2007, 100% were exempt interest dividends which are tax exempt for purposes of regular income tax, and for purposes of the federal alternative minimum tax.

The form 1099 mailed to you in January 2008 will show the tax status of all distributions paid to your account in calendar 2007.

Please consult a tax adviser for any questions about federal or state income tax laws.

Tax Information
37

SSgA
Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2007, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
38

SSgA
Money Market Funds

Shareholder Requests for Additional Information — August 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
39

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2007 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Director, Russell Trust Company

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
40

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
41

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
42

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer and Trustee, State Street Master Trust and State Street Institutional Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 43 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Institutional Services, Inc.; and Russell Corporate Ventures, Inc.; Chief Legal Officer, Russell Trust Company.

Disclosure of Information about Fund Trustees and Officers
43

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
44

MMAR-08/07 (49172)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Annual Report

August 31, 2007

SSgA Funds

Institutional Money Market Funds

Annual Report

August 31, 2007

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA

US Treasury Money Market Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,025.10	$1,024.20
Expenses Paid During Period *	$1.02	$1.02

* Expenses are equal to the Fund's expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund
3

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SSgA

US Treasury Money Market Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 16.9%
United States Treasury Bills	400,000	4.000	09/17/07	399,289
Total United States Treasury (amortized cost $399,289)				399,289
Total Investments - 16.9% (amortized cost $399,289)				399,289
Repurchase Agreements - 83.4%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $100,000 dated August 31, 2007 at 5.100% to be repurchased at $100,057 on September 4, 2007, collateralized by: $102,128 par United States Treasury Obligations, valued at $102,000				100,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $100,000 dated August 31, 2007 at 5.100% to be repurchased at $100,057 on September 4, 2007, collateralized by: $94,842 par United States Treasury Obligations, valued at $102,000				100,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated August 31, 2007 at 5.050% to be repurchased at $100,056 on September 4, 2007, collateralized by: $84,133 par United States Treasury Obligations, valued at $102,002				100,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $467,817 dated August 31, 2007 at 5.100% to be repurchased at $468,082 on September 4, 2007, collateralized by: $442,162 par United States Treasury Obligations, valued at $477,174				467,817
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated August 31, 2007 at 5.100% to be repurchased at $100,057 on September 4, 2007, collateralized by: $141,821 par United States Treasury Obligations, valued at $102,000				100,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated August 31, 2007 at 5.100% to be repurchased at $100,057 on September 4, 2007, collateralized by: $125,723 par United States Treasury Obligations, valued at $102,002				100,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated August 31, 2007 at 5.100% to be repurchased at $500,283 on September 4, 2007, collateralized by: $480,551 par United States Treasury Obligations, valued at $510,004				500,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated August 31, 2007 at 5.100% to be repurchased at $100,057 on September 4, 2007, collateralized by: $99,592 par United States Treasury Obligations, valued at $102,003				100,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated August 31, 2007 at 5.000% to be repurchased at $100,056 on September 4, 2007, collateralized by: $102,650 par United States Treasury Obligations, valued at $102,001				100,000

US Treasury Money Market Fund
5

SSgA

US Treasury Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

Value $
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated August 31, 2007 at 5.100% to be repurchased at $100,057 on September 4, 2007, collateralized by: $126,420 par United States Treasury Obligations, valued at $102,001	100,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $100,000 dated August 31, 2007 at 5.050% to be repurchased at $100,056 on September 4, 2007, collateralized by: 101,429 par United States Treasury Obligations, valued at $102,000	100,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated August 31, 2007 at 5.100% to be repurchased at $100,057 on September 4, 2007, collateralized by: $100,603 par United States Treasury Obligations, valued at $102,001	100,000
Total Repurchase Agreements (identified cost $1,967,817)	1,967,817
Total Investments and Repurchase Agreements - 100.3% (cost $2,367,106)(†)	2,367,106
Other Assets and Liabilities, Net - (0.3%)	(6,143)
Net Assets - 100.0%	2,360,963

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
United States Treasury	16.9
Repurchase Agreements	83.4
Total Investments and Repurchase Agreements	100.3
Other Assets and Liabilities, Net	(0.3)
100.0

See accompanying notes which are an integral part of the financial statements.
6

SSgA

Prime Money Market Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,026.30	$1,024.20
Expenses Paid During Period *	$1.02	$1.02

* Expenses are equal to the Fund's expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund
7

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SSgA

Prime Money Market Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 17.9%
Alliance & Leicester PLC (Ê)(l)	95,000	5.565	08/29/08	95,000
American Centurion Bank (Ê)	50,000	5.538	10/18/07	50,002
American Centurion Bank (Ê)	45,000	5.538	08/19/08	45,000
Bank of Ireland (Ê)(l)	100,000	5.528	08/18/08	100,000
Caja Madrid (Ê)	60,000	5.360	08/13/08	60,000
CAM US Finance SA (Ê)(l)	45,000	5.370	08/02/08	45,000
General Electric Capital Corp. (Ê)	225,000	5.520	09/24/08	225,000
Goldman Sachs Group Inc. (Ê)(l)	48,000	5.180	09/04/07	48,000
Goldman Sachs Group Inc. (Ê)(l)	100,000	5.485	09/07/07	100,000
HBOS Treasury Services PLC (Ê)(l)	55,000	5.390	09/01/08	55,000
HBOS Treasury Services PLC (Ê)(l)	100,000	5.320	09/09/08	100,000
JP Morgan Chase & Co. (Ê)	145,000	5.310	08/02/08	145,000
Lloyds TSB Group PLC (Ê)(l)	250,000	5.300	09/06/08	250,000
Macquarie Bank Ltd. (Ê)(l)	95,000	5.530	08/20/08	95,000
Merrill Lynch & Co. Inc. (Ê)	80,000	5.410	09/06/08	80,000
Morgan Stanley (Ê)	80,000	5.410	09/02/08	80,000
Morgan Stanley (Ê)	50,000	5.691	09/15/08	50,000
National Australia Bank (Ê)(l)	95,000	5.320	09/07/08	95,000
Northern Rock PLC (Ê)(l)	100,000	5.388	08/03/08	100,000
Northern Rock PLC (Ê)(l)	60,000	5.350	09/05/08	60,000
Svenska Handelsbanken (Ê)(l)	100,000	5.511	09/13/08	100,000
Svenska Handelsbanken (Ê)(l)	100,000	5.480	09/21/08	100,000
UniCredito Italiano SpA (Ê)(l)	35,000	5.631	09/15/08	35,000
Wells Fargo & Company (Ê)	100,000	5.498	08/15/08	100,000
Wells Fargo & Company (Ê)	100,000	5.338	09/03/08	100,000
Wells Fargo & Company (Ê)	90,000	5.498	09/20/08	90,000
Westpac Banking Corp. (Ê)(l)	100,000	5.310	09/06/08	100,000
Westpac Banking Corp. (Ê)(l)	82,000	5.579	09/16/08	82,000
Total Corporate Bonds and Notes (amortized cost $2,585,002)				2,585,002
Domestic Certificates of Deposit - 2.4%
Citibank	113,000	5.320	10/30/07	113,000
Citibank	140,000	5.490	11/14/07	140,000
Washington Mutual Bank (Ê)	100,000	5.490	09/17/07	100,000
Total Domestic Certificates of Deposit (amortized cost $353,000)				353,000
Domestic Commercial Paper - 7.7%
AstraZeneca PLC	150,000	5.280	09/21/07	149,560
Bank of America Corp.	275,000	5.191	09/21/07	274,207
Bank of America Corp.	50,000	5.250	10/16/07	49,672
Bank of America Corp.	75,000	5.160	10/30/07	74,366
General Electric Capital Corp.	200,000	5.170	01/25/08	195,807
General Electric Capital Corp.	200,000	5.150	04/04/08	193,820
Grampian Funding Ltd. (l)	78,000	5.165	10/22/07	77,429
Grampian Funding Ltd. (l)	100,000	5.170	11/07/07	99,038
Total Domestic Commercial Paper (amortized cost $1,113,899)				1,113,899

Prime Money Market Fund
9

SSgA
Prime Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Time Deposits - 1.4%
Fifth Third Bank	200,000	5.188	09/04/07	200,000
Total Domestic Time Deposits (amortized cost $200,000)				200,000
Foreign Commercial Paper - 2.9%
Australia and New Zealand Banking Group Ltd.	200,000	5.520	09/17/07	199,509
Danske Corp.	100,000	5.128	10/23/07	99,259
Danske Corp.	125,000	5.170	10/23/07	124,067
Total Foreign Commercial Paper (amortized cost $422,835)				422,835
United States Government Agencies - 0.7%
Freddie Mac (Ê)	100,000	5.355	03/26/08	99,972
Total United States Government Agencies (amortized cost $99,972)				99,972
Yankee Certificates of Deposit - 50.7%
Banco Bilbao Vizcaya Argentaria	175,000	5.310	10/30/07	175,000
Bank of Ireland	250,000	5.540	09/18/07	250,001
Bank of Ireland	125,000	5.300	10/22/07	125,000
Bank of Montreal	275,000	5.520	10/15/07	275,000
Bank of Nova Scotia	475,000	5.330	11/06/07	475,000
Barclays Bank PLC	100,000	5.320	10/11/07	100,000
Barclays Bank PLC	100,000	5.350	12/20/07	100,000
Barclays Bank PLC	75,000	5.355	01/22/08	75,000
Bayerische Landesbank	300,000	5.520	10/15/07	300,000
BNP Paribas SA (Ê)	225,000	5.300	10/03/07	224,996
BNP Paribas SA	100,000	5.300	10/26/07	100,000
BNP Paribas SA	100,000	5.345	12/10/07	100,000
Calyon NY	70,000	5.305	10/22/07	70,001
Credit Suisse First Boston	400,000	5.510	10/16/07	400,000
Deutsche Bank AG	150,000	5.300	10/29/07	150,000
Deutsche Bank AG	130,000	5.300	01/16/08	129,988
DZ Bank AG	280,000	5.310	11/05/07	280,000
Fortis Bank	500,000	5.330	11/05/07	500,000
Fortis Funding LLC (Ê)	100,000	5.561	10/15/07	99,999
HBOS Treasury Services PLC	200,000	5.340	01/18/08	200,000
Landesbank Baden-Wuerttemberg	300,000	5.300	10/18/07	300,000
Landesbank Baden-Wuerttemberg	100,000	5.340	11/13/07	100,000
Landesbank Baden-Wuerttemberg	200,000	5.325	11/21/07	200,000
Natixis NY Branch	200,000	5.310	09/05/07	200,000
Nordea Bank AB (Ê)(l)	63,000	5.551	09/13/08	63,000
Royal Bank of Canada (Ê)	300,000	5.303	09/28/07	299,995
Royal Bank of Scotland (Ê)	100,000	5.559	09/14/07	99,999
Societe Generale	100,000	5.300	10/22/07	100,000
Societe Generale	300,000	5.330	11/05/07	300,000
Societe Generale (Ê)	150,000	5.451	03/25/08	149,979
Toronto Dominion Bank	90,250	5.365	10/26/07	90,243
Toronto Dominion Bank	400,000	5.500	11/20/07	400,000
UBS AG	300,000	5.305	09/12/07	300,000
UniCredito Italiano SpA	50,000	5.395	10/29/07	49,998

Prime Money Market Fund
10

SSgA
Prime Money Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
UniCredito Italiano SpA	300,000	5.355	01/14/08	300,005
Westpac Banking Corp.	255,000	5.325	11/06/07	255,002
Total Yankee Certificates of Deposit (amortized cost $7,338,206)				7,338,206
Total Investments - 83.7% (amortized cost $12,112,914)				12,112,914
Repurchase Agreements - 16.3%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $300,000 dated August 31, 2007, at 5.400% to be repurchased at $300,180 on September 4, 2007, collateralized by: $404,806 par various United States Government Agency Mortgage Obligations, valued at $306,000				300,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $490,287 dated August 31, 2007 at 5.380% to be repurchased at $490,580 on September 4, 2007, collateralized by: $660,127 par various United States Government Agency Mortgage Obligations, valued at $500,093				490,287
Agreement with Barclays Capital Inc. and The Bank of New York, Inc. (Tri-Party) of $200,000 dated August 31, 2007 at 5.415% to be repurchased at $200,120 on September 4, 2007, collateralized by: $217,281 par various Corporate Obligations, valued at $210,000				200,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $75,000 dated August 31, 2007, at 5.445% to be repurchased at $75,045 on September 4, 2007, collateralized by: $87,421 par various Corporate Obligations, valued at $76,501				75,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $300,000 dated August 31, 2007, at 5.400% to be repurchased at $300,180 on September 4, 2007, collateralized by: $551,018 par various United States Government Agency Mortgage Obligations, valued at $306,000				300,000
Agreement with Morgan Stanley Inc. and The Bank of New York, Inc. (Tri-Party) of $80,000 dated August 31, 2007, at 5.445% to be repurchased at $80,048 on September 4, 2007, collateralized by: $97,011 par various Asset-Backed Securities, valued at $82,814				80,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $920,000 dated August 31, 2007, at 5.400% to be repurchased at $920,552 on September 4, 2007, collateralized by: $1,152,916 par various United States Government Agency Mortgage Obligations, valued at $938,400				920,000
Total Repurchase Agreements (identified cost $2,365,287)				2,365,287
Total Investments and Repurchase Agreements - 100.0% (cost $14,478,201) (†)				14,478,201
Other Assets and Liabilities, Net - (0.0%)				(1,763)
Net Assets - 100.0%				14,476,438

See accompanying notes which are an integral part of the financial statements.
11

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Corporate Bonds and Notes	17.9
Domestic Certificates of Deposit	2.4
Domestic Commercial Paper	7.7
Domestic Time Deposits	1.4
Foreign Commercial Paper	2.9
United States Government Agencies	0.7
Yankee Certificates of Deposit	50.7
Repurchase Agreements	16.3
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
12

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — August 31, 2007

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(l)  Restricted Security (144A). Security may have contractual restriction on resale, may have been been offered in a private placement transaction, and may not be registered under the Securities Act 1933.

Notes to Schedules of Investments
13

This page has been intentionally left blank.

SSgA
Institutional Money Market Funds

Statements of Assets and Liabilities — August 31, 2007

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$399,289	$12,112,914
Investments at amortized cost which approximates value	399,289	12,112,914
Repurchase agreements at cost which approximates value	1,967,817	2,365,287
Cash	—	1,376
Receivables:
Interest	279	73,642
From Adviser	—	24
Prepaid expenses	23	2
Total assets	2,367,408	14,553,245
Liabilities
Payables:
Accrued fees to affiliates	317	2,560
Other accrued expenses	16	239
Dividends	6,112	74,008
Total liabilities	6,445	76,807
Net Assets	$2,360,963	$14,476,438
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$83
Accumulated net realized gain (loss)	(2)	(1)
Shares of beneficial interest	2,361	14,476
Additional paid-in capital	2,358,540	14,461,880
Net Assets	$2,360,963	$14,476,438
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$2,360,963,221	$14,476,438,047
Shares outstanding ($.001 par value)	2,360,965,062	14,476,417,883

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.
15

SSgA
Institutional Money Market Funds

Statements of Operations — For the Period Ended August 31, 2007

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$68,868	$665,117
Expenses
Advisory fees	2,516	18,589
Administrative fees	406	3,785
Custodian fees	298	1,711
Distribution fees	292	2,176
Transfer agent fees	42	103
Professional fees	37	58
Registration fees	24	109
Shareholder servicing fees	333	3,098
Trustees' fees	43	297
Insurance fees	19	2,422
Printing fees	1	—
Miscellaneous	55	61
Expenses before reductions	4,066	32,409
Expense reductions	(1,405)	(7,623)
Net expenses	2,661	24,786
Net investment income (loss)	66,207	640,331
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	3	8
Net Increase (Decrease) in Net Assets from Operations	$66,210	$640,339

See accompanying notes which are an integral part of the financial statements.
16

SSgA
Institutional Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended August 31,

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,207	$51,290	$640,331	$498,969
Net realized gain (loss)	3	(6)	8	185
Net increase (decrease) in net assets from operations	66,210	51,284	640,339	499,154
Distributions
From net investment income	(66,207)	(51,290)	(640,322)	(498,969)
From net realized gain	—	—	(76)	—
Net decrease in net asset from distributions	(66,207)	(51,290)	(640,398)	(498,969)
Share Transactions
Net increase (decrease) in net assets from share transactions	908,867	164,020	3,480,388	(554,470)
Total Net Increase (Decrease) in Net Assets	908,870	164,014	3,480,329	(554,285)
Net Assets
Beginning of period	1,452,093	1,288,079	10,996,109	11,550,394
End of period	$2,360,963	$1,452,093	$14,476,438	$10,996,109
Undistributed (overdistributed) net investment income included in net assets	$64	$64	$83	$74

See accompanying notes which are an integral part of the financial statements.
17

SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Total Distributions
US Treasury Money Market Fund
August 31, 2007	1.0000	.0501	—	(b)	(.0501)	—		(.0501)
August 31, 2006	1.0000	.0427	—	(b)	(.0427)	—		(.0427)
August 31, 2005	1.0000	.0230	—		(.0230)	—		(.0230)
August 31, 2004	1.0000	.0087	—		(.0087)	—		(.0087)
August 31, 2003	1.0000	.0113	—		(.0113)	—		(.0113)
Prime Money Market Fund
August 31, 2007	1.0000	.0517	—	(b)	(.0517)	—	(b)	(.0517)
August 31, 2006	1.0000	.0438	—	(b)	(.0438)	—		(.0430)
August 31, 2005	1.0000	.0239	—		(.0239)	—		(.0239)
August 31, 2004	1.0000	.0095	—		(.0095)	—		(.0095)
August 31, 2003	1.0000	.0124	—		(.0124)	—		(.0124)

(a)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less than .005%.

(b)  Less than $.0001 per share.

See accompanying notes which are an integral part of the financial statements.
18

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
US Treasury Money Market Fund
August 31, 2007	1.0000	5.13	2,360,963	.20	.31	4.97
August 31, 2006	1.0000	4.36	1,452,093	.20	.36	4.25
August 31, 2005	1.0000	2.32	1,288,079	.20	.36	2.39
August 31, 2004	1.0000	.88	659,467	.20	.36	.86
August 31, 2003	1.0000	1.13	874,212	.20	.36	1.16
Prime Money Market Fund
August 31, 2007	1.0000	5.29	14,476,438	.20	.26	5.17
August 31, 2006	1.0000	4.47	10,996,109	.20	.27	4.39
August 31, 2005	1.0000	2.41	11,550,394	.20	.27	2.31
August 31, 2004	1.0000	.97	12,390,113	.20	.27	.96
August 31, 2003	1.0000	1.25	11,089,939	.20	.27	1.21

See accompanying notes which are an integral part of the financial statements.
19

SSgA
Institutional Money Market Funds

Notes to Financial Statements — August 31, 2007

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2007. These financial statements report on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. In addition, the Funds value repurchase agreements using specific identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2007, the SSgA US Treasury Money Market Fund had a net tax basis capital loss carryover of $3,049, which may be applied against any realized net taxable gains in each succeeding year or until it expires on August 31, 2015, whichever comes first.

Notes to Financial Statements
20

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

Components of Distributable Earnings:

	US Treasury Money Market	Prime Money Market
Undistributed Ordinary Income	$6,204,395	$74,290,296
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(3,049)	$—
Tax Composition of Distributions:
Ordinary Income	$66,207,024	$640,398,402

As permitted by tax regulations, the Prime Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007 of $558, and treat it as arising in the fiscal year 2008.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the fiscal year ended August 31, 2007, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
21

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

3.  Related Parties

Adviser

The Adviser manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Adviser directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly. Until January 23, 2007, the US Treasury Money Market Fund paid a fee to the Adviser at the annual rate of 0.25% of its daily net assets. Effective January 23, 2007, the Adviser reduced the management fee on the US Treasury Money Market Fund to .15% of its average daily net assets. The Prime Money Market Fund pays a fee to the Adviser at the annual rate of .15% of its daily average net assets.

Until January 23, 2007, the Adviser had agreed to waive 0.15% of its 0.25% advisory fee on the US Treasury Money Market Fund. Effective January 23, 2007, the Adviser has contractually agreed to waive 0.05% of its 0.15% advisory fee on the US Treasury Money Market Fund until December 31, 2010. The Adviser also contractually agreed to waive up to the full amount of the US Treasury Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the fiscal year ended August 31, 2007 were $1,185,408 and $198,883, respectively.

The Adviser has contractually agreed on the Prime Money Market Fund to waive 0.05% of its 0.15% advisory fee until December 31, 2010. The Adviser also contractually agreed to waive up to the full amount of the Prime Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the fiscal year ended August 31, 2007 were $6,196,225 and $1,365,512, respectively.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of August 31, 2007, $389,985,896 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services ("BFDS") a wholly-owned subsidiary of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the fiscal year ended August 31, 2007, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
US Treasury Money Market	$20,443
Prime Money Market	61,985

Administrator

The Investment Company has an Administration Agreement dated April 12, 1988, as amended, between the Investment Company and Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain administrative aspects of the Investment Company's operations.

Notes to Financial Statements
22

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of 0.025% to State Street, based on the average daily value of all Fund shares held. For the fiscal year ended August 31, 2007, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street
US Treasury Money Market	$332,557
Prime Money Market	3,098,113

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2007.

Insurance

The Investment Company had entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Fund paid a fee to AMBAC of an annual rate of 0.018% of its daily net assets. Effective September 30, 2007, the Fund ceased this coverage with AMBAC.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements
23

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

Accrued fees payable to affiliates and trustees as of August 31, 2007 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$176,899	$1,421,754
Administration fees	35,976	371,557
Custodian fees	33,923	133,494
Distribution fees	17,832	186,274
Shareholder servicing fees	35,171	357,937
Transfer agent fees	7,676	19,384
Trustees' fees	9,713	69,247
	$317,190	$2,559,647

Beneficial Interest

As of August 31, 2007, the following table includes shareholders (none of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	1	84.9
Prime Money Market	1	95.5

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Fiscal Years Ended
	2007	2006
US Treasury Money Market
Proceeds from shares sold	$33,573,429	$22,332,926
Proceeds from reinvestment of distributions	64,235	47,739
Payments for shares redeemed	(32,728,797)	(22,216,645)
Total net increase (decrease)	$908,867	$164,020
Prime Money Market
Institutional Class
Proceeds from shares sold	$169,996,482	$152,815,741
Proceeds from reinvestment of distributions	603,636	472,474
Payments for shares redeemed	(167,119,730)	(153,842,685)
Net increase (decrease)	3,480,388	(554,470)
Class T*
Proceeds from shares sold	$—	$256
Proceeds from reinvestment of distributions	—	24
Payments for shares redeemed	—	(280)
Net increase (decrease)	—	—
Total net increase (decrease)	$3,480,389	$(554,470)

*  The Prime Money Market Fund Class T closed effective August 31, 2006.

5. Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 10% limitation

Notes to Financial Statements
24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2007

if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of August 31, 2007, the following securities were held by the Funds:

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Prime Money Market - 1.2%
Grampian Funding Ltd. *	04/25/07	78,000,000	100.00	78,000	77,429
Grampian Funding Ltd. *	07/19/07	100,000,000	100.00	100,000	99,038
					$176,467

* Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of August 31, 2007:

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Prime Money Market - 11.4%
Alliance & Leicester PLC	08/31/07	95,000,000	100.00	95,000	95,000
Bank of Ireland	07/19/07	100,000,000	100.00	100,000	100,000
CAM US Finance SA	07/03/07	45,000,000	100.00	45,000	45,000
Grampian Funding Ltd.	04/25/07	78,000,000	99.27	77,429	77,429
Grampian Funding Ltd.	05/11/07	100,000,000	99.08	99,038	99,038
HBOS Treasury Services PLC	08/01/07	55,000,000	100.00	55,000	55,000
HBOS Treasury Services PLC	08/09/07	100,000,000	100.00	100,000	100,000
Lloyds TSB Group PLC	08/06/07	250,000,000	100.00	250,000	250,000
Macquarie Bank Ltd.	07/23/07	95,000,000	100.00	95,000	95,000
National Australia Bank	08/07/07	95,000,000	100.00	95,000	95,000
Nordea Bank AB	08/13/07	63,000,000	100.00	63,000	63,000
Northern Rock PLC	07/03/07	100,000,000	100.00	100,000	100,000
Northern Rock PLC	07/05/07	60,000,000	100.00	60,000	60,000
Svenska Handelsbanken	08/13/07	100,000,000	100.00	100,000	100,000
Svenska Handelsbanken	08/21/07	100,000,000	100.00	100,000	100,000
UniCredito Italiano SpA	08/15/07	35,000,000	100.00	35,000	35,000
Westpac Banking Corp.	08/16/07	82,000,000	100.00	82,000	82,000
Westpac Banking Corp.	08/06/07	100,000,000	100.00	100,000	100,000
					$1,651,467

Notes to Financial Statements
25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
of the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund (the "Funds") (two of the funds comprising the SSgA Funds) as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2007.

Report of Independent Registered Public Accounting Firm
26

SSgA
Institutional Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2007, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
27

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — August 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
28

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2007 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Director, Russell Trust Company

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
30

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
31

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer and Trustee, State Street Master Trust and State Street Institutional Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 43 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Institutional Services, Inc.; and Russell Corporate Ventures, Inc.; Chief Legal Officer, Russell Trust Company.

Disclosure of Information about Fund Trustees and Officers
32

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
33

IMMAR-08/07 (49176)

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Annual Report

August 31, 2007

SSgA Funds
Fixed Income Funds

Annual Report

August 31, 2007

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2007, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of overall growth; however, during the third quarter of 2007, the markets for fixed income securities, particularly the markets for instruments backed by subprime mortgages, experienced significant disruption, which affected the liquidity and pricing of these markets, as well as the returns and levels of redemptions of investment vehicles investing in those instruments. As a result of the market events the SSgA Funds with investments in these markets, including the SSgA Yield Plus Fund, the SSgA Intermediate Bond Fund and the SSgA Bond Market Fund, suffered losses during this period.

The Fund Family's assets increased 30% to over $37 Billion during the past fiscal year. The most significant increase in assets on a percentage basis were net inflows into the SSgA Emerging Markets , the SSgA International Stock Selection, the SSgA Prime Money Market , the SSgA Directional Core Equity, and the SSgA Enhanced Small Cap Funds . One by-product of this success was a decision to close the SSgA Emerging Markets Fund to purchases from new investors in order to reduce the volume and pace of assets moving into the Fund. We believe that this decision is in the best interest of the Fund's shareholders. This restriction will not prevent existing account holders of the Fund to continue to contribute to their accounts. Specific details of these changes was provided in a prospectus supplement dated July 27, 2007 (available at www.ssgafunds.com).

We would like to thank you for choosing the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

President's Letter

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SSgA

Yield Plus Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

Invests in:  High quality, investment grade debt instruments including corporate bonds, asset-backed securities, mortgage-backed securities, variable and floating rate notes, and high quality money market instruments maintaining duration of one year or less.

Strategy:  The Fund's managers actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase income.

Yield Plus Fund
Period Ended 08/31/07	Total Return
1 Year	-4.10%
5 Years	1.05	%+
10 Years	2.90	%+
JP Morgan 3-Month LIBOR#
Period Ended 08/31/07	Total Return
1 Year	5.36%
5 Years	3.10	%+
10 Years	4.01	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Yield Plus Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 0.59%.

See related Notes on following page.

Yield Plus Fund

SSgA

Yield Plus Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Yield Plus Fund (the "Fund") returned -4.10% (assuming reinvestment of dividends and distributions) versus the 5.36% return of the J.P. Morgan 3-month LIBOR® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

After experiencing a period of what appeared to be contained regional weakness in the housing sector in mid-2006, fixed income markets settled in for an extended period of positive sentiment toward risk-taking across all segments. This broad trend began to fade late in the first quarter of 2007, when turmoil began to unfold in the subprime mortgage industry. Several companies in that business filed for bankruptcy and others felt significant financial stress. The market experienced a classic "flight to quality," with a move into U.S. Treasuries that caused spreads to widen in corporate and lower-quality mortgage bonds.

This trend was exacerbated during June and July 2007, as some hedge funds experienced distress and rating agencies placed a significant number of single-A and below subprime mortgage securities on downgrade watch or downgraded them outright. Institutional investors reacted to events in the mortgage markets by unwinding leverage in their portfolios and liquidating positions across a broad spectrum of fixed income sectors. As such, despite underlying credit fundamentals which continued to indicate severe underpricing of these securities, the residential mortgage sector saw significant negative price performance in July and August 2007. The underperformance in the Fund is a result of investments in high quality secured debt, primarily instruments related to mortgage and home-equity payments, and the market events described above.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund experienced underperformance due to its holdings in primarily high credit quality instruments related to mortgage and home-equity payments and the market events as described above. In July and August of 2007, the AAA and AA rated sectors of this market experienced significant price depreciation. As a result of negative reports regarding the residential mortgage backed securities markets, market participants, looking to reduce their exposure to this sector, sold higher quality securities where valuations were most favorable. The combination of these events resulted in severe illiquidity in this sector which negatively impacted the Fund's performance during the period.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1997.

  #  The London Interbank offered rate (LIBOR) is the interest rate offered by a specific group of London Interbanks for US dollar deposits of a stated maturity.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

Yield Plus Fund

SSgA

Yield Plus Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$934.10	$1,021.93
Expenses Paid During Period *	$3.17	$3.31

*   Expenses are equal to the Fund's expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Yield Plus Fund

This page has been intentionally left blank.

SSgA

Yield Plus Fund
Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 76.8%
Asset-Backed Securities - 41.5%
Access Group, Inc. Series 2003-A Class A1 5.790% due 04/25/23	2,528	2,560
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 5.705% due 10/25/35	3,099	3,082
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 6.705% due 02/25/34	3,000	2,778
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 6.195% due 07/25/32	1,808	1,769
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 6.255% due 09/25/33	3,000	2,603
Asset Backed Funding Certificates (Ê) Series 2004-HE1 Class M2 6.655% due 07/25/34	1,755	1,664
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 6.961% due 04/15/33	3,475	3,460
Countrywide Asset-Backed Certificates (Ê) Series 2004-BC5 Class M5 6.505% due 10/25/34	1,650	1,392
Credit-Based Asset Servicing and Securitization LLC (Ê) Series 2005-CB4 Class AF1 5.625% due 08/25/35	9	9
GE Business Loan Trust (Ê)(l) Series 2004-1 Class B 6.311% due 05/15/32	2,072	2,071
GSAMP Trust (Ê) Series 2005-HE4 Class B2 6.805% due 08/25/35	1,000	693
Series 2006-FM1 Class M2 5.825% due 04/25/36	5,000	4,125
Indymac Residential Asset Backed Trust (Ê) Series 2005-D Class M3 5.985% due 03/25/36	5,000	3,966
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class M2 5.795% due 07/25/36	3,000	1,728
Long Beach Mortgage Loan Trust (Ê) Series 2005-WL1 Class 3M1 5.985% due 06/25/45	2,000	1,715

	Principal Amount ($) or Shares	Market Value $
Master Asset Backed Securities Trust (Ê) Series 2006-NC2 Class M2 5.805% due 08/25/36	1,900	1,469
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-3 Class M3 5.875% due 03/25/37	2,805	2,346
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-HE1 Class M1 5.805% due 05/25/36	4,000	3,088
SLM Student Loan Trust (Ê) Series 2003-B Class A2 5.760% due 03/15/22	4,000	4,055
SMS Student Loan Trust (Ê) Series 1998-A Class A2 5.480% due 07/28/26	1,146	1,147
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 6.425% due 04/25/33	1,450	1,311
Series 2003-BC3 Class M1 6.930% due 04/25/33	4,666	4,312
Series 2003-BC1 Class M2 7.355% due 10/25/33	1,071	928
7.255% due 11/25/33	1,546	1,424
Series 2004-4 Class M5 6.955% due 04/25/34	2,440	2,206
Series 2004-BNC Class M3 6.805% due 12/25/34	3,811	3,584
		59,485
International Debt - 21.5%
ARMS II (Ê) Series 2004-G3 Class A1A 5.570% due 01/10/35	2,326	2,318
Cairn Mezzanine ABS CDO PLC (Ê)(l) Series 2006-1A Class 2 5.790% due 12/09/46	1,500	1,229
Crusade Global Trust (Ê) Series 2003-1 Class A 5.560% due 01/17/34 783 784 Series 2003-2 Class A 5.550% due 09/18/34	1,787	1,788
Granite Master Issuer PLC (Ê) Series 2007-2 Class 2B1 5.480% due 12/17/54	5,000	4,963
Granite Mortgages PLC (Ê) Series 2004-3 Class 2A1 5.500% due 09/20/44	1,277	1,273

Yield Plus Fund

SSgA
Yield Plus Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Holmes Financing PLC (Ê) Series 2005-9 Class 2A 5.420% due 07/15/13	5,500	5,500
Medallion Trust (Ê) Series 2004-1G Class A1 5.636% due 05/25/35	1,655	1,639
Series 2007-1G Class A1 5.545% due 02/27/39	1,295	1,265
Montauk Point CDO, Ltd. (Ê)(l) Series 2006-2A Class A1J 5.780% due 06/07/46	1,460	1,354
Ocwen Advance Receivables Backed Notes (Ê)(l) Series 2004-1A Class A2 5.820% due 10/24/13	1,300	1,275
Permanent Financing PLC (Ê) Series 2005-8 Class 3A 5.480% due 09/10/32	5,000	4,987
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 5.586% due 08/08/34	984	982
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 5.520% due 06/05/33	1,416	1,412
		30,769
Mortgage-Backed Securities - 13.8%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.550% due 08/15/36	126,705	1,278
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.785% due 04/25/36	2,035	2,010
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 1.008% due 04/15/38	35,398	867
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 6.155% due 07/25/33	942	928
Series 2004-QS1 Class A2 6.055% due 01/25/34	890	883
Series 2006-QS1 Class 2A1 5.955% due 12/25/36	4,272	4,247

	Principal Amount ($) or Shares	Market Value $
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 5.855% due 10/25/18	1,983	1,960
Series 2003-A9 Class A3 6.055% due 08/25/33	1,804	1,775
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class M1 5.805% due 05/25/36	3,000	2,360
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 5.868% due 06/20/33	37	37
Series 2004-1 Class B1 6.088% due 02/20/34	852	852
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC3 Class M2 5.795% due 06/25/37	3,500	2,647
		19,844
Total Long-Term Investments (cost $120,070)		110,098
Short-Term Investments - 22.6%
Federal Home Loan Bank Discount Notes (ç)(ÿ) Zero coupon due 09/04/07	20,000	20,000
Federated Investors Prime Cash Obligations Fund	5,214,326	5,214
Goldman Sachs Financial Square Funds - Prime Obligations Fund	7,140,787	7,141
Total Short-Term Investments (cost $32,346)		32,355
Total Investments - 99.4% (identified cost $152,416)		142,453
Other Assets and Liabilities, Net - 0.6%		823
Net Assets - 100.0%		143,276

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

SSgA
Yield Plus Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Asset-Backed Securities	41.5
International Debt	21.5
Mortgage-Backed Securities	13.8
Short-Term Investments	22.6
Total Investments	99.4
Other Assets and Liabilities, Net	0.6
100.0

See accompanying notes which are an integral part of the financial statements.

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond (LBAB) Index.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  The Fund seeks to match the LBAB's index duration at all times while adding value through issue and sector selection. The Fund will actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase income.

Bond Market Fund – Institutional Class
Period Ended 08/31/07	Total Return
1 Year	-1.64%
5 Years	2.61	%+
10 Years	4.89	%+
Bond Market Fund – Class R‡
Period Ended 08/31/07	Total Return
1 Year	-1.73%
5 Years	2.52	%+
10 Years	4.58	%+
Lehman Brothers Aggregate Bond Index#
Period Ended 08/31/07	Total Return
1 Year	5.26%
5 Years	4.31	%+
10 Years	6.04	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Bond Market Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 0.60% and 1.10%, respectively.

See related Notes on page 14.

Bond Market Fund

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Bond Market Fund Institutional Class and Class R (together, the "Fund") returned -1.64% and -1.73% respectively (assuming reinvestment of dividends and distributions, versus the 5.26% return of the Lehman Brothers® Aggregate Bond Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

After experiencing a modest widening event in mid-2006, fixed income markets settled in for an extended period of positive sentiment toward risk-taking across all spread sectors. This broad trend began to fade late in the first quarter of 2007, when turmoil began to unfold in the sub-prime mortgage industry. Several companies in that business filed for bankruptcy and others felt significant financial stress. The market experienced a classic "flight to quality," with a move into U.S. Treasuries that caused spreads to widen in corporate and lower-quality mortgage bonds. Following a significant correction, most debt markets except for some of the mortgage sector continued to perform well for a time.

During June and July 2007, however, the broad capital markets entered an escalating liquidity squeeze, as institutional investors reacted to events in the mortgage markets by unwinding portfolios and liquidating positions across a broad spectrum of fixed income sectors. This served to stem the flow of liquidity which had driven markets forward for most of the period. As such, despite credit fundamentals which continued to demonstrate historically significant underlying strength in many segments, the broad capital markets, and particularly instruments related to mortgage and home-equity payments saw significant negative price performance in July and August 2007.

The underperformance in the Fund is a result of its strategy of investments in high quality corporate as well as securitized floating rate debt, with the most significant impact being felt through residential mortgage backed debt, and the market events as described above.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The fund experienced underperformance due to its holdings of corporate and securitized debt, especially instruments related to mortgage and home-equity payments, and the market events as described above. In July and August of 2007, this latter market experienced significant price depreciation. As a result of negative reports regarding the residential mortgage-backed securities markets, market participants, looking to reduce their exposure to this sector, sold higher quality securities where valuations were most favorable. The combination of these events resulted in severe illiquidity in this sector. As liquidity became less available, all spread sectors of the market came under pressure, causing the Fund's corporate positions, and commercial mortgage positions to experience relative underperformance as well.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at

Bond Market Fund

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

  Notes: The following notes relate to the Growth of $10,000 graph and table on page 12.

  *  Assumes initial investment on September 1, 1997.

  #  The Lehman Brothers Aggregate Bond Index is comprised of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return is comprised of price appreciation/depreciation and income as a percentage of the original investment.

  +  Annualized.

  ‡  Performance for the Bond Market Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default, and inflation risk.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Bond Market Fund

SSgA

Bond Market Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$951.90	$1,022.68
Expenses Paid During Period *	$2.46	$2.55

*   Expenses are equal to the Fund's expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$952.40	$1,023.09
Expenses Paid During Period *	$2.07	$2.14

*   Expenses are equal to the Fund's expense ratio of 0.42% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 122.4%
Asset-Backed Securities - 16.2%
Argent Securities, Inc. (Ê) Series 2005-W3 Class M2 5.965% due 11/25/35	2,000	1,665
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.945% due 04/25/35	2,500	2,226
Series 2005-HE8 Class M2 5.955% due 11/25/35	1,000	842
Carrington Mortgage Loan Trust (Ê) Series 2006-RFC Class A1 5.545% due 05/25/36	103	103
Centex Home Equity (Ê) Series 2005-D Class M2 5.965% due 10/25/35	2,000	1,758
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class M2 5.630% due 09/25/36	2,850	2,285
Series 2007-AMC Class A2B 5.655% due 12/25/36	240	231
Series 2007-AHL Class M1 5.755% due 12/25/36	570	468
Series 2007-AHL Class M2 5.775% due 12/25/36	510	416
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 6.125% due 09/25/33	144	139
Series 2004-6 Class M5 8.132% due 08/25/34	295	269
Series 2004-BC5 Class M4 6.435% due 09/25/34	357	296
Series 2006-BC2 Class M7 6.405% due 07/25/36	1,125	585
Series 2007-2 Class M1 5.725% due 02/25/37	2,070	1,800
Series 2007-2 Class 2A3 5.645% due 08/25/37	165	158
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class M2 5.785% due 12/25/36	885	731
Series 2007-FF1 Class M1 5.735% due 01/25/38	600	526
Series 2007-FF1 Class M2 5.765% due 01/25/38	865	702
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	303	301

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê) Series 2006-HE5 Class M5 5.905% due 08/25/36	2,500	1,585
Series 2006-HE5 Class M8 6.605% due 08/25/36	1,500	639
Series 2006-HE8 Class M2 5.795% due 01/25/37	2,055	1,681
Series 2007-NC1 Class M2 5.590% due 12/25/46	1,190	974
HSI Asset Securitization Corp. Trust (Ê) Series 2006-OPT Class M8 6.705% due 02/25/36	2,000	1,077
IXIS Real Estate Capital Trust (Ê) Series 2006-HE2 Class A3 5.665% due 08/25/36	150	146
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-FRE Class M2 5.865% due 02/25/36	3,000	2,413
Series 2006-NC2 Class M2 5.805% due 07/25/36	905	718
Long Beach Mortgage Loan Trust (Ê) Series 2005-3 Class M2 5.995% due 09/25/35	2,500	2,087
Series 2006-10 Class M2 5.795% due 11/25/36	465	347
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 5.905% due 12/25/35	600	434
Series 2006-HE4 Class B2 6.555% due 06/25/36	2,000	761
Series 2006-WMC Class B2 6.555% due 06/25/36	2,250	693
Series 2006-HE6 Class M2 5.805% due 09/25/36	1,285	1,017
Series 2006-HE7 Class M2 5.815% due 09/25/36	2,200	1,826
Series 2007-NC1 Class M1 5.765% due 11/25/36	665	545
Series 2007-NC1 Class M2 5.775% due 11/25/36	380	307
Series 2007-HE1 Class M2 5.785% due 11/25/36	615	499
Morgan Stanley Home Equity Loans (Ê) Series 2006-3 Class M2 5.815% due 04/25/36	455	350
Series 2007-1 Class M1 5.765% due 12/25/36	1,135	923
Series 2007-1 Class M2 5.785% due 12/25/36	1,045	835

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class M2 5.805% due 11/25/36	1,240	970
Novastar Home Equity Loan (Ê) Series 2005-3 Class M1 5.955% due 01/25/36	1,145	1,019
Series 2007-2 Class A2C 5.685% due 09/25/37	130	127
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	506
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-OP1 Class M2 5.895% due 10/25/35	500	421
Series 2006-FR2 Class B2 6.555% due 03/25/36	2,260	430
Soundview Home Equity Loan Trust (Ê) Series 2006-OPT Class M4 6.005% due 03/25/36	1,248	940
Series 2006-EQ2 Class A3 5.665% due 01/25/37	100	97
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC4 Class M2 5.815% due 09/25/37	1,715	1,322
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,897
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	490
Toyota Motor Credit Corp. Series MTNB 4.400% due 10/01/08	100	99
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE1 Class M2 5.680% due 04/25/36	330	281
Series 2007-HE1 Class 2A3 5.655% due 01/25/37	485	464
Series 2007-HE1 Class M2 5.785% due 01/25/37	430	350
		44,771
Corporate Bonds and Notes - 19.2%
Abbott Laboratories 5.875% due 05/15/16	100	102
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	104
Aetna, Inc. 7.875% due 03/01/11	35	38

	Principal Amount ($) or Shares	Market Value $
Alabama Power Co. 5.700% due 02/15/33	50	47
Alcoa, Inc. 7.375% due 08/01/10	180	191
5.550% due 02/01/17	240	234
Allstate Corp. (The) 5.550% due 05/09/35	85	75
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	62
American Express Co. 5.500% due 09/12/16	225	222
American Express Credit Corp. 5.300% due 12/02/15	50	49
American General Finance Corp. 3.875% due 10/01/09	30	29
5.750% due 09/15/16	75	74
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	101
Amgen, Inc. 4.000% due 11/18/09	120	117
Anadarko Petroleum Corp. 5.950% due 09/15/16	150	149
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	88
6.500% due 05/01/42	100	100
Apache Corp. 6.250% due 04/15/12	35	37
5.625% due 01/15/17	200	200
Appalachian Power Co. 6.375% due 04/01/36	75	74
Archer-Daniels-Midland Co. 7.000% due 02/01/31	100	110
Archstone-Smith Trust 5.750% due 03/15/16	50	50
Arizona Public Service Co. 6.375% due 10/15/11	85	88
AT&T, Inc. 4.125% due 09/15/09	200	196
5.625% due 06/15/16	300	296
Avon Products, Inc. 5.125% due 01/15/11	50	50
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	130
Bank of America Corp. 5.750% due 08/15/16	400	397
5.420% due 03/15/17	300	288
5.490% due 03/15/19	400	382
Bank of America Corp. Captial Trust Bond 5.625% due 03/08/35	325	293
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	40	42

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	150	161
Bank One Corp. 7.625% due 10/15/26	150	171
8.000% due 04/29/27	450	542
BB&T Corp. 4.750% due 10/01/12	75	73
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	325	297
5.550% due 01/22/17	145	134
Bellsouth Capital Funding Corp. 7.875% due 02/15/30	150	171
BellSouth Corp. 6.000% due 10/15/11	200	204
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	146
Black & Decker Corp. 7.125% due 06/01/11	50	53
Boston Properties, LP 6.250% due 01/15/13	100	103
Boston Scientific Corp. 7.000% due 11/15/35	40	34
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	98
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	106
Campbell Soup Co. 5.875% due 10/01/08	30	30
6.750% due 02/15/11	50	53
5.000% due 12/03/12	50	49
Capital One Bank 5.125% due 02/15/14	250	239
Capital One Financial Corp. 5.700% due 09/15/11	115	113
Cardinal Health, Inc. 6.750% due 02/15/11	65	68
Caterpillar Financial Services Corp. Series MTNF 4.500% due 09/01/08	50	50
4.625% due 06/01/15	200	187
5.500% due 03/15/16	75	75
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	55
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	300	319
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	55
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	105

	Principal Amount ($) or Shares	Market Value $
Cingular Wireless Services, Inc. 8.750% due 03/01/31	225	280
CIT Group, Inc. 5.600% due 04/27/11	125	119
6.000% due 04/01/36	50	37
Citigroup, Inc. 5.100% due 09/29/11	150	149
5.850% due 08/02/16	700	704
5.850% due 12/11/34	350	333
Coca-Cola Enterprises, Inc. 7.000% due 10/01/26	100	110
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	196
Comcast Cable Communications LLC 6.875% due 06/15/09	300	308
Comcast Corp. 6.500% due 01/15/15	250	258
5.900% due 03/15/16	500	495
Commonwealth Edison Co. 5.900% due 03/15/36	75	69
ConAgra Foods, Inc.
6.750% due 09/15/11	68	71
5.819% due 06/15/17	107	105
ConocoPhillips 6.650% due 07/15/18	175	187
Consolidated Edison Co. of New York, Inc. 5.375% due 12/15/15	75	74
5.850% due 03/15/36	75	71
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	127
Consumers Energy Co. Series B 5.375% due 04/15/13	200	200
Countrywide Financial Corp. 6.250% due 05/15/16	125	111
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	275	246
COX Communications, Inc. 3.875% due 10/01/08	100	98
7.125% due 10/01/12	110	117
5.500% due 10/01/15	50	48
Credit Suisse USA, Inc. 6.125% due 11/15/11	200	205
4.875% due 01/15/15	250	238
5.375% due 03/02/16	100	97
7.125% due 07/15/32	125	140
CRH America, Inc. 6.950% due 03/15/12	100	104
CSX Corp. 6.750% due 03/15/11	150	156

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
Daimler Finance NA LLC
4.875% due 06/15/10	300	295
5.875% due 03/15/11	200	202
5.750% due 09/08/11	175	176
Deere & Co. 7.850% due 05/15/10	32	34
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	94
Dow Chemical Co. (The) 5.750% due 12/15/08	200	201
DR Horton, Inc. 6.000% due 04/15/11	100	92
DTE Energy Co. Series A 6.650% due 04/15/09	63	64
Eaton Corp. 5.300% due 03/15/17	250	243
Electronic Data Systems Corp. 7.125% due 10/15/09	75	77
Emerson Electric Co. 5.000% due 12/15/14	100	98
Energy Transfer Partners, LP 6.125% due 02/15/17	70	68
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	275	270
5.000% due 03/01/15	100	94
ERP Operating, LP 6.625% due 03/15/12	75	78
Exelon Corp. 5.625% due 06/15/35	85	76
Exelon Generation Co. LLC 6.950% due 06/15/11	100	104
FedEx Corp. 9.650% due 06/15/12	125	148
FIA Card Services NA 6.625% due 06/15/12	150	159
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	94
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	207
Series C 7.375% due 11/15/31	200	220
FleetBoston Financial Corp. 6.700% due 07/15/28	500	522

	Principal Amount ($) or Shares	Market Value $
Florida Power & Light Co. 4.850% due 02/01/13	380	371
Fortune Brands, Inc. 5.375% due 01/15/16	50	48
Gannett Co., Inc. 6.375% due 04/01/12	100	103
GE Insurance Solutions Corp. 7.750% due 06/15/30	150	175
Genentech, Inc. 4.750% due 07/15/15	100	95
General Dynamics Corp. 4.250% due 05/15/13	60	56
General Electric Capital Corp. 5.500% due 04/28/11	50	51
Series MTNA 5.875% due 02/15/12	250	256
5.000% due 01/08/16	175	168
Series MTNA 6.750% due 03/15/32	1,750	1,922
General Electric Co. 5.000% due 02/01/13	200	197
General Mills, Inc. 6.000% due 02/15/12	64	65
Genworth Financial, Inc. 4.950% due 10/01/15	50	47
Goldman Sachs Group, Inc. (The) 5.750% due 10/01/16	400	391
5.950% due 01/15/27	70	65
6.125% due 02/15/33	100	94
6.345% due 02/15/34	475	426
Goldman Sachs Group, LP 5.000% due 10/01/14	200	189
Harris Corp. 5.000% due 10/01/15	50	47
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	50
Health Care REIT, Inc. 6.200% due 06/01/16	25	25
Hess Corp. 6.650% due 08/15/11	100	104
7.300% due 08/15/31	200	217
Historic TW, Inc. 7.250% due 10/15/17	150	161
HJ Heinz Finance Co. 6.750% due 03/15/32	110	111
Home Depot, Inc. 5.400% due 03/01/16	500	471
Honeywell International, Inc. 5.400% due 03/15/16	175	175
Hospitality Properties Trust 5.125% due 02/15/15	100	94

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
HSBC Bank USA Series BKNT 5.625% due 08/15/35	250	227
HSBC Finance Capital Trust IX 5.911% due 11/30/35	1,150	1,090
HSBC Finance Corp.
7.000% due 05/15/12	100	106
5.250% due 04/15/15	200	192
5.500% due 01/19/16	250	240
International Business Machines Corp. 8.375% due 11/01/19	150	184
5.875% due 11/29/32	150	149
International Lease Finance Corp. 4.350% due 09/15/08	365	360
5.875% due 05/01/13	125	127
International Paper Co. 4.250% due 01/15/09	150	147
iStar Financial, Inc. 5.650% due 09/15/11	100	95
Jefferies Group, Inc. 6.250% due 01/15/36	50	45
John Deere Capital Corp.
4.875% due 03/16/09	50	50
7.000% due 03/15/12	50	54
Johnson Controls, Inc. 5.500% due 01/15/16	45	44
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	222
JPMorgan Chase & Co.
7.875% due 06/15/10	200	213
4.750% due 03/01/15	200	189
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	250	253
Kellogg Co. Series B 7.450% due 04/01/31	50	57
KeyBank NA Series BKNT 7.000% due 02/01/11	125	130
4.950% due 09/15/15	50	48
Kimberly-Clark Corp. 5.625% due 02/15/12	100	102
Kimco Realty Corp. 5.783% due 03/15/16	50	49
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	36
7.125% due 03/15/12	53	56
7.400% due 03/15/31	100	106
Kraft Foods, Inc. 5.625% due 11/01/11	150	151
6.500% due 11/01/31	175	169

	Principal Amount ($) or Shares	Market Value $
Kroger Co. (The) 5.500% due 02/01/13	225	224
4.950% due 01/15/15	225	214
Lehman Brothers Holdings, Inc. 5.500% due 04/04/16	150	140
5.750% due 01/03/17	400	373
Lennar Corp. 5.950% due 03/01/13	50	47
Lincoln National Corp. 6.150% due 04/07/36	75	73
Lowe's Cos., Inc. 8.250% due 06/01/10	85	92
5.400% due 10/15/16	100	97
Lubrizol Corp. 6.500% due 10/01/34	100	97
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Macys Retail Holdings, Inc. 4.800% due 07/15/09	100	99
6.625% due 04/01/11	50	51
7.450% due 07/15/17	75	78
Marathon Oil Corp. 6.800% due 03/15/32	100	107
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	77
Masco Corp. 5.875% due 07/15/12	75	75
Mellon Funding Corp. 6.375% due 02/15/10	150	154
Merck & Co., Inc. 4.375% due 02/15/13	75	72
Merrill Lynch & Co., Inc. 6.000% due 02/17/09	275	277
Series MTNB 5.300% due 09/30/15	200	192
6.875% due 11/15/18	325	345
6.220% due 09/15/26	325	312
MetLife, Inc. 5.375% due 12/15/12	46	46
5.700% due 06/15/35	100	92
MGIC Investment Corp. 5.375% due 11/01/15	25	21
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	77
Morgan Stanley Series GMTN 5.660% due 01/09/14	450	436
5.750% due 10/18/16	250	246
6.250% due 08/09/26	625	607
7.250% due 04/01/32	375	410
Motorola, Inc. 8.000% due 11/01/11	125	136

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
National City Bank of Indiana 4.250% due 07/01/18	100	89
National City Corp. 6.875% due 05/15/19	100	106
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	268
NB Capital Trust IV 8.250% due 04/15/27	65	68
News America Holdings, Inc. 9.250% due 02/01/13	50	58
8.000% due 10/17/16	75	86
News America, Inc. 5.300% due 12/15/14	200	195
6.150% due 03/01/37	250	232
Nisource Finance Corp. 6.150% due 03/01/13	100	101
Norfolk Southern Corp.
7.800% due 05/15/27	67	77
7.250% due 02/15/31	70	77
Northrop Grumman Corp. 7.125% due 02/15/11	150	159
Oncor Electric Delivery Co.
6.375% due 05/01/12	100	103
7.000% due 05/01/32	100	103
Pacific Gas & Electric Co.
3.600% due 03/01/09	300	293
4.800% due 03/01/14	75	72
Pacificorp 5.250% due 06/15/35	225	196
Pemex Project Funding Master Trust 7.375% due 12/15/14	480	525
Pepco Holdings, Inc. 6.450% due 08/15/12	100	104
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	61
Pharmacia Corp. 6.600% due 12/01/28	100	109
Pitney Bowes, Inc. 4.625% due 10/01/12	75	74
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	49
PNC Funding Corp. 7.500% due 11/01/09	100	105
Popular North America, Inc. 4.700% due 06/30/09	85	84
PPL Energy Supply LLC 5.400% due 08/15/14	100	97
Praxair, Inc. 6.375% due 04/01/12	70	74

	Principal Amount ($) or Shares	Market Value $
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	51
5.150% due 09/30/11	100	100
Procter & Gamble - Esop Series A 9.360% due 01/01/21	214	267
Progress Energy, Inc. 7.100% due 03/01/11	75	79
5.625% due 01/15/16	425	419
ProLogis 5.500% due 03/01/13	40	39
Protective Life Secured Trusts 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	88
PSEG Power LLC 6.950% due 06/01/12	75	79
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	99
Public Service Electric & Gas Co. 5.000% due 08/15/14	100	97
Pulte Homes, Inc. 7.875% due 08/01/11	80	80
Questar Market Resources, Inc. 6.050% due 09/01/16	100	101
Radian Group, Inc. 5.625% due 02/15/13	50	42
Residential Capital LLC 6.125% due 11/21/08	1,500	1,253
6.375% due 06/30/10	100	77
6.500% due 04/17/13	125	94
Rohm & Haas Co. 7.850% due 07/15/29	50	56
Safeco Corp. 4.875% due 02/01/10	75	75
Sara Lee Corp. 6.250% due 09/15/11	50	51
Sempra Energy 7.950% due 03/01/10	80	84
Simon Property Group, LP 5.750% due 05/01/12	100	100
5.100% due 06/15/15	155	147
SLM Corp. 5.450% due 04/25/11	100	93
5.125% due 08/27/12	100	89
5.660% due 01/27/14 (Ê)	325	276
Southern California Edison Co. 5.000% due 01/15/14	100	98
Series 04-G 5.750% due 04/01/35	150	143
5.625% due 02/01/36	50	47

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	125	127
Southern Copper Corp. 7.500% due 07/27/35	200	210
Sovereign Bank 5.125% due 03/15/13	75	73
Spectra Energy Capital LLC 6.250% due 02/15/13	50	51
5.500% due 03/01/14	200	197
8.000% due 10/01/19	200	224
Sprint Capital Corp. 6.900% due 05/01/19	650	661
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/12	250	267
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	180
Swiss Bank Corp. NY 7.000% due 10/15/15	150	166
Tampa Electric Co. 6.375% due 08/15/12	85	88
Target Corp. 5.875% due 07/15/16	275	276
Temple-Inland, Inc. 7.875% due 05/01/12	35	38
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	73
Textron Financial Corp.
6.000% due 11/20/09	95	97
5.125% due 02/03/11	100	101
6.000% due 02/15/67 (l)	300	276
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	75	69
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	330	383
Time Warner, Inc.
6.875% due 05/01/12	220	231
5.875% due 11/15/16	300	294
Tosco Corp. 8.125% due 02/15/30	200	244
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/12/49	575	571
Unilever Capital Corp. 7.125% due 11/01/10	175	186
Union Pacific Corp. 6.125% due 01/15/12	150	154
UnitedHealth Group, Inc. 5.800% due 03/15/36	125	117

	Principal Amount ($) or Shares	Market Value $
US Bank NA Series BKNT 6.375% due 08/01/11	75	78
Valero Energy Corp. 6.875% due 04/15/12	125	132
4.750% due 06/15/13	125	119
Verizon Communications, Inc. 5.850% due 09/15/35	150	140
Verizon Global Funding Corp. 6.875% due 06/15/12	590	626
4.375% due 06/01/13	350	330
Viacom, Inc. 5.750% due 04/30/11	200	201
Virginia Electric and Power Co. Series A 5.400% due 01/15/16	75	73
Vornado Realty, LP 5.600% due 02/15/11	50	50
Wachovia Bank NA
5.600% due 03/15/16	165	163
5.850% due 02/01/37	350	329
Wachovia Corp. 5.500% due 08/01/35	100	89
Wachovia Corp. 6.605% due 10/01/25	285	298
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	93
7.550% due 02/15/30	425	487
5.250% due 09/01/35	150	131
Walt Disney Co. (The) 5.625% due 09/15/16	150	151
Washington Mutual, Inc. 5.250% due 09/15/17	300	264
Waste Management, Inc. 7.375% due 08/01/10	125	132
WellPoint, Inc. 6.800% due 08/01/12	100	106
Wells Fargo & Co.
5.125% due 09/15/16	200	192
5.375% due 02/07/35	225	204
Wells Fargo Bank NA 6.450% due 02/01/11	475	493
Western Union Co. (The) Series WI 5.930% due 10/01/16	100	99
Weyerhaeuser Co. 6.750% due 03/15/12	200	206
Wisconsin Power & Light Co. 6.375% due 08/15/37	100	102
Wyeth 6.950% due 03/15/11	225	238
7.250% due 03/01/23	75	85

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
XTO Energy, Inc. 5.000% due 01/31/15	300	284
Yum! Brands, Inc. 6.250% due 04/15/16	75	76
Zions Bancorporation 6.000% due 09/15/15	25	25
		52,898
International Debt - 5.3%
Abbey National PLC 7.950% due 10/26/29	80	97
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	44
Alcan, Inc. 4.500% due 05/15/13	100	95
America Movil SAB de CV 5.750% due 01/15/15	250	248
Anadarko Finance Co. Series B 7.500% due 05/01/31	200	217
Apache Finance Canada Corp. 7.750% due 12/15/29	45	53
Banco Mercantil del Norte SA (l) 6.135% due 10/13/16	330	330
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	87
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	146
Burlington Resources Finance Co. 7.200% due 08/15/31	100	112
Canadian National Railway Co. 4.400% due 03/15/13	50	48
6.900% due 07/15/28	125	134
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	151
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	49
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	84
CIT Group Funding Co. of Canada 5.600% due 11/02/11	175	165
Corp. Nacional del Cobre de Chile - CODELCO (l) 6.150% due 10/24/36	250	244
Deutsche Telekom International Finance BV 8.000% due 06/15/10	145	154
8.250% due 06/15/30	200	242
Diageo Capital PLC
7.250% due 11/01/09	150	156
5.500% due 09/30/16	175	172

	Principal Amount ($) or Shares	Market Value $
EnCana Corp. 6.300% due 11/01/11	100	103
Export-Import Bank of Korea 5.125% due 02/14/11	50	50
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA
7.750% due 03/01/11	225	241
8.500% due 03/01/31	375	479
Gazprom International SA (l) 7.201% due 02/01/20	227	229
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
Inco, Ltd. 7.200% due 09/15/32	250	260
Israel Government International Bond 4.625% due 06/15/13	60	58
Italy Government International Bond 6.875% due 09/27/23	500	559
Korea National Housing Corp. (Ê)(l) 5.745% due 11/22/11	165	165
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	107
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	525	484
Malaysia Government International Bond 7.500% due 07/15/11	125	135
Mexico Government International Bond 6.375% due 01/16/13	150	156
Series MTNA 5.875% due 01/15/14	200	204
6.625% due 03/03/15	100	106
5.625% due 01/15/17	800	800
MTR Corp. 7.500% due 02/04/09	80	82
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	250	240
Norsk Hydro ASA 7.250% due 09/23/27	50	57
Ocwen Advance Receivables Backed Notes (Ê)(l) Series 2004-1A Class A2 5.820% due 10/24/13	2,100	2,059
Petro-Canada
4.000% due 07/15/13	50	46
5.350% due 07/15/33	100	86
Ras Laffan Liquefied Natural Gas Co., Ltd. III (l) 5.832% due 09/30/16	235	239
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	34

Bond Market Fund
23

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	400	402
Royal KPN NV 8.000% due 10/01/10	75	80
Russia Government International Bond (l) 7.500% due 03/31/30	174	193
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	107
Scottish Power PLC 5.810% due 03/15/25	100	99
SMBC International Finance NV 8.500% due 06/15/09	70	74
South Africa Government International Bond 7.375% due 04/25/12	150	161
Talisman Energy, Inc. 5.850% due 02/01/37	25	22
Teck Cominco, Ltd. 5.375% due 10/01/15	50	49
Telecom Italia Capital SA
4.000% due 01/15/10	250	242
5.250% due 10/01/15	350	330
6.375% due 11/15/33	100	95
Telefonica Emisiones SAU 6.421% due 06/20/16	200	204
Telefonica Europe BV 7.750% due 09/15/10	125	133
Telefonos de Mexico SAB de CV 4.500% due 11/19/08	175	173
4.750% due 01/27/10	100	99
TELUS Corp. 8.000% due 06/01/11	100	109
Tengizchevroil Finance Co. SARL (l) 6.124% due 11/15/14	250	243
Thomson Corp. (The) 6.200% due 01/05/12	100	104
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	92
Transocean, Inc. 7.500% due 04/15/31	100	111
Tyco International Group SA 7.000% due 06/15/28	275	299
Vale Overseas, Ltd.
6.250% due 01/23/17	250	252
6.875% due 11/21/36	300	305
Vodafone Group PLC 5.625% due 02/27/17	500	483
		14,593

	Principal Amount ($) or Shares	Market Value $
Mortgage-Backed Securities - 63.6%
Adjustable Rate Mortgage Trust Series 2005-12 Class 2A1 5.687% due 03/25/36	4,437	4,438
Banc of America Alternative Loan Trust Series 2006-3 Class 6A1 6.000% due 04/25/36	2,394	2,408
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	244
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-B Class 2A1 4.383% due 03/25/35	335	328
Series 2005-I Class 2A2 4.866% due 10/25/35	3,811	3,817
Series 2005-L Class 2A2 5.233% due 01/25/36	4,477	4,474
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-12 Class 12A1 5.347% due 02/25/36	4,520	4,427
Series 2006-4 Class 2A1 5.810% due 10/25/36	3,674	3,672
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AR5 Class 1A3A 5.903% due 07/25/36	4,559	4,594
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class A5 5.617% due 10/15/48	2,500	2,490
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	528	527
Countrywide Alternative Loan Trust Series 2006-33C Class 2A1 6.000% due 11/25/36	2,088	2,014
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6 Class A2FX 5.207% due 12/15/40	1,000	995
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 6.021% due 06/15/38	643	651
Series 2006-C4 Class AM 5.509% due 09/15/39	2,309	2,267

Bond Market Fund
24

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fannie Mae 6.000% due 2009	295	296
6.000% due 2011	6	6
6.000% due 2013	284	288
5.500% due 2014	12	12
6.500% due 2014	410	419
7.500% due 2015	32	33
6.500% due 2016	432	443
4.500% due 2018	1,680	1,616
5.000% due 2018	1,658	1,623
5.500% due 2018	344	343
4.000% due 2019	1,046	982
5.500% due 2019	150	150
6.000% due 2022	800	809
8.000% due 2023	—	1
5.000% due 2024	1,538	1,486
5.500% due 2024	1,369	1,352
9.000% due 2025	351	381
9.000% due 2026	3	3
7.500% due 2027	169	177
6.000% due 2028	16	17
6.000% due 2029	6	6
7.000% due 2029	5	5
6.000% due 2030	3	3
7.500% due 2030	15	15
8.000% due 2031	16	17
4.500% due 2033	767	711
5.000% due 2033	3,510	3,347
5.500% due 2033	6,502	6,369
6.000% due 2033	583	585
5.000% due 2034	4,644	4,426
5.500% due 2034	2,163	2,117
4.401% due 2035 (Ê)	8,686	8,556
4.500% due 2035	931	861
4.726% due 2035 (Ê)	1,887	1,867
5.089% due 2035 (Ê)	2,674	2,664
5.500% due 2035	2,353	2,301
4.990% due 2036 (Ê)	2,599	2,576
5.135% due 2036	2,772	2,757
5.376% due 2036	2,364	2,357
30 Year TBA (Ï) 6.000%	9,400	9,388
6.500%	4,300	4,365
Freddie Mac 7.000% due 2009	27	27
9.000% due 2010	13	14
6.000% due 2011	2	2
8.000% due 2011	4	4
7.000% due 2012	79	82
7.000% due 2013	677	696
6.000% due 2016	94	95
7.000% due 2016	146	151

	Principal Amount ($) or Shares	Market Value $
4.500% due 2019	472	454
5.000% due 2019	1,324	1,297
5.500% due 2019	990	987
4.500% due 2020	783	752
8.500% due 2025	1	1
7.000% due 2028	552	571
7.500% due 2028	249	261
6.500% due 2029	137	140
7.000% due 2030	5	5
7.000% due 2031	161	167
6.500% due 2032	414	423
6.000% due 2033	190	191
6.500% due 2033	704	718
7.000% due 2033	278	287
5.000% due 2034	6,155	5,866
6.000% due 2034	3,608	3,615
5.000% due 2035	2,216	2,110
5.161% due 2035 (Ê)	2,062	2,051
5.500% due 2035	5,003	4,891
5.118% due 2036	4,491	4,460
15 Year TBA (Ï) 5.500%	2,000	1,988
30 Year TBA (Ï) 5.500%	7,100	6,934
6.000%	3,900	3,896
GE Capital Commercial Mortgage Corp. Series 2004-C3 Class A3 4.865% due 07/10/39	2,065	2,026
Ginnie Mae I 8.000% due 2012	114	120
10.000% due 2013	4	4
7.500% due 2022	1	1
7.000% due 2023	128	134
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	49	51
8.500% due 2025	9	10
7.500% due 2027	4	4
6.500% due 2028	27	28
7.000% due 2028	21	22
7.500% due 2028	19	21
8.500% due 2028	19	21
7.500% due 2029	12	12
8.000% due 2029	13	15
8.500% due 2029	1	1
7.500% due 2030	13	14
8.000% due 2030	62	66
8.500% due 2030	6	7
7.000% due 2031	197	205
6.500% due 2032	145	148
7.000% due 2032	261	272
7.500% due 2032	9	10

Bond Market Fund
25

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
5.000% due 2033	1,014	979
6.500% due 2033	331	338
30 Year TBA (Ï) 5.000%	1,000	963
5.500%	3,700	3,635
6.000%	3,500	3,516
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	2,500	2,480
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.605% due 05/25/36	3,000	787
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3 4.184% due 01/12/37	2,000	1,952
Mastr Asset Backed Securities Trust (Ê) Series 2007-HE1 Class A3 5.715% due 05/25/37	315	308
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	738
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A2 5.112% due 12/12/49	1,835	1,809
Morgan Stanley ABS Capital I (Ê) Series 2006-NC2 Class M4 6.015% due 02/25/36	1,000	686
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	194
Residential Accredit Loans, Inc. Series 2006-QS2 Class 1A9 5.500% due 02/25/36	917	912
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.605% due 05/25/36	1,500	300
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,944
Series 2005-C22 Class A3 5.461% due 12/15/44	2,000	1,982
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.545% due 03/25/35	342	337
Series 2006-AR5 Class 2A2 5.531% due 04/25/36	2,406	2,403
		175,670

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 7.6%
Federal Home Loan Bank Discount Notes Series 467 5.250% due 06/18/14	200	204
4.750% due 09/11/15	1,000	977
Federal Home Loan Bank System 4.250% due 11/02/10	1,000	986
Federal National Mortgage Association 6.125% due 03/15/12	600	633
4.625% due 10/15/14	500	490
5.550% due 02/16/17	4,000	4,006
Zero coupon due 10/09/19	700	371
7.250% due 05/15/30	500	622
Freddie Mac 4.750% due 12/08/10	1,000	1,000
5.750% due 05/23/11	1,000	1,007
5.375% due 01/09/14	5,000	5,009
Series * 5.200% due 03/05/19	5,000	4,878
6.750% due 03/15/31	650	770
		20,953
United States Government Treasuries - 10.5%
United States Treasury Inflation Indexed Bonds 2.375% due 01/15/17	5,703	5,696
United States Treasury Notes 4.000% due 04/15/10	500	498
4.625% due 10/31/11	20,647	20,950
4.500% due 02/15/36	1,784	1,691
		28,835
Total Long-Term Investments (cost $359,756)		337,720

Bond Market Fund
26

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.6%
CIT Group, Inc. 4.750% due 08/15/08	100	97
Federated Investors Prime Cash Obligations Fund	4,989,106	4,989
First Data Corp. 3.375% due 08/01/08	200	196
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	99
Regions Financial Corp. 4.500% due 08/08/08	50	49
United States Treasury Bills (ÿ)(§) 2.254% due 09/06/07 (ç)	40	40
4.897% due 01/03/08	1,507	1,487
VTB Capital SA for Vneshtorgbank (Ê)(l) 5.956% due 08/01/08	350	347
Total Short-Term Investments (cost $7,310)		7,304
Total Investments - 125.0% (identified cost $367,066)		345,024
Other Assets and Liabilities, Net - (25.0%)		(68,987)
Net Assets - 100.0%		276,037

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.
27

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/07 (403)	95,778	(26)
United States Treasury Bonds expiration date 12/07 (49)	5,467	(7)
Short Positions
Eurodollar Futures expiration date 12/08 (403)	96,116	(98)
United States Treasury 2 Year Notes expiration date 12/07 (23)	4,742	3
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(128)

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Asset-Backed Securities	16.2
Corporate Bonds and Notes	19.2
International Debt	5.3
Mortgage-Backed Securities	63.6
United States Government Agencies	7.6
United States Government Treasuries	10.5
Short-Term Investments	2.6
Total Investments	125.0
Other Assets and Liabilities, Net	(25.0)
	100.0
Futures Contracts	(—	)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
28

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  Fund Managers seek to match or exceed the return of the Lehman Brothers Intermediate Government/Credit Index. The Fund seeks to match the Index's duration at all times while adding value through issue and sector selection.

Intermediate Fund
Period Ended 08/31/07	Total Return
1 Year	-1.78%
5 Years	2.12	%+
10 Years	4.50	%+
Lehman Brothers Intermediate Government/Credit Index#
Period Ended 08/31/07	Total Return
1 Year	5.54%
5 Years	4.04	%+
10 Years	5.73	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Intermediate Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 0.79%.

See related Notes on page 31.

Intermediate Fund
29

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Intermediate Fund (the "Fund") returned -1.78% (assuming reinvestment of dividends and distributions) versus the 5.54% return of the Lehman Brothers® Intermediate Government/Credit Bond Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

After experiencing a modest widening event in mid-2006, fixed income markets settled in for an extended period of positive sentiment toward risk-taking across all spread sectors. This broad trend began to fade late in the first quarter of 2007, when turmoil began to unfold in the sub-prime mortgage industry. Several companies in that business filed for bankruptcy and others felt significant financial stress. The market experienced a classic "flight to quality," with a move into U.S. Treasuries that caused spreads to widen in corporate and lower-quality mortgage bonds. Following a significant correction, most debt markets except for some of the mortgage sector continued to perform well for a time.

During June and July 2007, however, the broad capital markets entered an escalating liquidity squeeze, as investors reacted to events in the mortgage markets by unwinding leverage in their portfolios and liquidating positions across a broad spectrum of fixed income sectors. This served to stem the flow of liquidity which had driven markets forward for most of the period. As such, despite credit fundamentals which continued to demonstrate historically significant underlying strength in many segments, the broad capital markets, and particularly instruments related to mortgage and home-equity payments, saw significant negative price performance in July and August 2007.

The underperformance in the Fund is a result of investments in high quality corporate as well as securitized floating rate debt, with the most significant impact being felt through residential mortgage backed debt, and the market events as described above.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund experienced underperformance due to its holdings of corporate and securitized debt, especially instruments related to mortgage and home-equity payments, and the market events as described above. In July and August of 2007, residential mortgage-backed instruments experienced significant price depreciation. As a result of negative reports regarding the residential mortgage backed securities markets, market participants, looking to reduce their exposure to this sector, sold higher quality securities where valuations were most favorable. The combination of these events resulted in severe illiquidity in this sector. As liquidity became less available, all spread sectors of the markets came under pressure, causing the Fund's corporate positions, and commercial mortgage positions to experience relative underperformance as well.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM

Intermediate Fund
30

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on page 29.

  *  Assumes initial investment on September 1, 1997.

  #  The Lehman Brothers Intermediate Government/Credit Index is comprised of all bonds covered by the Lehman Brothers Government/Credit Index with maturities between one and 9.99 years.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Intermediate Fund
31

SSgA

Intermediate Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$952.90	$1,022.18
Expenses Paid During Period *	$2.95	$3.06

*   Expenses are equal to the Fund's expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund
32

SSgA
Intermediate Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 121.8%
Asset-Backed Securities - 12.6%
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-AMC Class M2 5.630% due 09/25/36	477	382
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 6.045% due 04/25/32	365	356
Series 2003-BC3 Class A2 6.125% due 09/25/33	157	152
Series 2006-BC2 Class M7 6.405% due 07/25/36	375	195
Series 2007-2 Class M1 5.725% due 02/25/37	205	178
Series 2007-2 Class M2 5.765% due 02/25/37	115	90
Series 2007-2 Class 2A3 5.645% due 08/25/37	270	259
GSAMP Trust (Ê) Series 2004-NC1 Class M1 6.055% due 03/25/34	743	727
Series 2006-HE3 Class M8 6.605% due 05/25/36	1,000	262
Series 2006-HE5 Class M5 5.905% due 08/25/36	1,000	634
Series 2006-HE5 Class M8 6.605% due 08/25/36	500	213
Series 2006-HE8 Class M2 5.795% due 01/25/37	375	307
Morgan Stanley ABS Capital I (Ê) Series 2006-HE4 Class B2 6.555% due 06/25/36	500	190
Series 2006-HE6 Class M2 5.805% due 09/25/36	215	170
Series 2006-WMC Class B2 6.555% due 06/25/36	750	231
Series 2006-WMC Class M2 5.905% due 12/25/35	400	289
Morgan Stanley Home Equity Loans (Ê) Series 2007-1 Class A3 5.645% due 12/25/36	270	259
Series 2007-1 Class M1 5.765% due 12/25/36	115	94
Series 2007-1 Class M2 5.785% due 12/25/36	105	84
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR2 Class B2 6.555% due 03/25/36	490	93
Series 2006-HE1 Class A2C 5.665% due 07/25/36	500	483

	Principal Amount ($) or Shares	Market Value $
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC4 Class M2 5.815% due 09/25/37	285	220
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	632
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	163
Toyota Motor Credit Corp. Series MTNB 4.400% due 10/01/08	50	50
		6,713
Corporate Bonds and Notes - 32.1%
Abbott Laboratories 5.600% due 05/15/11	25	25
Aflac, Inc. 6.500% due 04/15/09	17	17
Alcoa, Inc. 7.375% due 08/01/10	55	58
Allstate Corp. (The) 6.125% due 02/15/12	72	75
American Express Co. 5.250% due 09/12/11	75	75
4.875% due 07/15/13	30	29
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	76
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	50
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	98
Apache Corp. 6.250% due 04/15/12	20	21
Arizona Public Service Co. 6.375% due 10/15/11	50	52
AT&T, Inc. 4.125% due 09/15/09	100	98
AT&T Wireless, Inc. 8.125% due 05/01/12	75	83
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	88
Bank of America Corp. 7.400% due 01/15/11	225	239
Bank of America NA 5.300% due 03/15/17	250	241
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	30	31
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	120	129
Bank One Corp. 5.900% due 11/15/11	35	36

Intermediate Fund
33

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	58
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	50	46
BellSouth Corp. 6.000% due 10/15/11	50	51
5.200% due 12/15/16	125	119
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	146
Boeing Capital Corp., Ltd. 6.500% due 02/15/12	75	80
Boston Properties, LP 6.250% due 01/15/13	30	31
Boston Scientific Corp. 6.250% due 11/15/15	30	27
Bottling Group LLC 5.500% due 04/01/16	100	99
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	49
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	50
Campbell Soup Co. 5.875% due 10/01/08	25	25
6.750% due 02/15/11	35	37
Capital One Bank 5.750% due 09/15/10	50	50
Capital One Financial Corp. 5.700% due 09/15/11	60	59
Carolina Power & Light Co. 5.250% due 12/15/15	70	68
Caterpillar Financial Services Corp. 4.625% due 06/01/15	100	93
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	51
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	50	53
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	27
Cisco Systems, Inc. 5.500% due 02/22/16	150	149
CIT Group Holdings, Inc. 5.400% due 01/30/16	125	108
CIT Group, Inc. 4.250% due 02/01/10	100	93
Citigroup, Inc. 4.625% due 08/03/10	75	74
6.500% due 01/18/11	125	130
5.500% due 02/15/17	125	122

	Principal Amount ($) or Shares	Market Value $
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	99
Coca-Cola Co. (The) 5.750% due 03/15/11	35	36
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	41
Comcast Corp. 5.850% due 01/15/10	100	102
6.500% due 01/15/15	50	52
4.950% due 06/15/16	125	116
ConAgra Foods, Inc. 5.819% due 06/15/17	61	60
ConocoPhillips 8.750% due 05/25/10	100	109
4.750% due 10/15/12	50	49
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	81
Consumers Energy Co. 5.150% due 02/15/17	50	48
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	75	67
COX Communications, Inc. 7.750% due 11/01/10	100	106
5.500% due 10/01/15	75	72
Credit Suisse USA, Inc. 4.875% due 01/15/15	200	190
5.375% due 03/02/16	75	73
CSX Corp. 6.750% due 03/15/11	100	104
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
Daimler Finance NA LLC 4.875% due 06/15/10	200	197
7.750% due 01/18/11	14	15
DCP Midstream, LP 6.875% due 02/01/11	40	42
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Devon Financing Corp. ULC 6.875% due 09/30/11	50	53
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	50
Dover Corp. 4.780% due 10/15/15	25	24
Dow Chemical Co. (The) 5.750% due 12/15/08	100	101

Intermediate Fund
34

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DR Horton, Inc. 6.000% due 04/15/11	50	46
DTE Energy Co. Series A 6.650% due 04/15/09	35	36
Duke Energy Corp. 5.625% due 11/30/12	75	76
El Du Pont de Nemours & Co. 4.125% due 04/30/10	75	74
Electronic Data Systems Corp. 7.125% due 10/15/09	60	62
Eli Lilly & Co. 6.000% due 03/15/12	100	104
Energy East Corp. 6.750% due 06/15/12	55	58
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	98
ERP Operating, LP 6.625% due 03/15/12	40	41
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	52
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
FedEx Corp. 9.650% due 06/15/12	50	59
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	66
Fleet National Bank Series BKNT 5.750% due 01/15/09	100	101
Florida Power & Light Co. 4.850% due 02/01/13	50	49
Genentech, Inc. 4.750% due 07/15/15	50	48
General Dynamics Corp. 4.250% due 05/15/13	40	38
General Electric Capital Corp. Series MTNA 4.125% due 09/01/09	250	247
5.875% due 02/15/12	250	256
6.000% due 06/15/12	300	309
5.400% due 02/15/17	250	246
General Mills, Inc. 6.000% due 02/15/12	96	98

	Principal Amount ($) or Shares	Market Value $
Genworth Financial, Inc. 4.950% due 10/01/15	50	47
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	61
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. (The) 6.650% due 05/15/09	50	51
5.750% due 10/01/16	75	73
5.625% due 01/15/17	50	48
Goodrich Corp. 7.625% due 12/15/12	30	33
Harris Corp. 5.000% due 10/01/15	50	47
Health Care REIT, Inc. 6.200% due 06/01/16	25	25
Hershey Co. (The) 4.850% due 08/15/15	50	48
Hess Corp. 6.650% due 08/15/11	25	26
HJ Heinz Finance Co. 6.625% due 07/15/11	70	73
6.000% due 03/15/12	25	25
Home Depot, Inc. 3.750% due 09/15/09	50	48
Honeywell International, Inc. 7.500% due 03/01/10	50	53
Hospitality Properties Trust 5.125% due 02/15/15	100	94
HSBC Finance Corp. 8.000% due 07/15/10	150	161
5.500% due 01/19/16	250	240
International Business Machines Corp. 4.375% due 06/01/09	50	50
4.750% due 11/29/12	50	49
iStar Financial, Inc. 6.000% due 12/15/10	50	49
Series B 5.950% due 10/15/13	50	47
John Deere Capital Corp. 7.000% due 03/15/12	50	54
JPMorgan Chase & Co. 3.800% due 10/02/09	200	196
6.750% due 02/01/11	75	78
5.150% due 10/01/15	100	95
KeyBank NA Series BKNT 7.000% due 02/01/11	100	104

Intermediate Fund
35

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	25
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	105
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	74
6.250% due 06/01/12	75	77
Kroger Co. (The) 5.500% due 02/01/13	75	75
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	100	96
5.590% due 01/12/12 (Ê)	75	71
5.750% due 05/17/13	75	74
5.750% due 01/03/17	75	70
Lennar Corp. 7.625% due 03/01/09	55	57
Lowe's Cos., Inc. 8.250% due 06/01/10	30	32
Lubrizol Corp. 5.875% due 12/01/08	50	50
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	45
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Macys Retail Holdings, Inc. 4.800% due 07/15/09	50	49
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	77
Masco Corp. 5.875% due 07/15/12	95	95
Mellon Funding Corp. 6.375% due 02/15/10	50	51
Merck & Co., Inc. 4.375% due 02/15/13	75	72
Merrill Lynch & Co., Inc. 4.831% due 10/27/08	100	99
Series MTNC 4.250% due 02/08/10	100	97
MetLife, Inc. 5.375% due 12/15/12	75	76
MGIC Investment Corp. 5.375% due 11/01/15	25	21
Monsanto Co. 7.375% due 08/15/12	10	11

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley 6.750% due 04/15/11	125	130
5.300% due 03/01/13	150	147
Series GMTN 5.660% due 01/09/14 (Ê)	100	97
5.450% due 01/09/17	125	120
National City Bank 4.625% due 05/01/13	135	130
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	85	86
Nationwide Financial Services 5.900% due 07/01/12	41	42
News America Holdings, Inc. 9.250% due 02/01/13	60	70
8.000% due 10/17/16	75	86
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	77
Nisource Finance Corp. 7.875% due 11/15/10	36	38
Ohio Power Co. Series F 5.500% due 02/15/13	100	99
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	26
Oracle Corp. and Ozark Holding, Inc. 5.250% due 01/15/16	75	73
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	103
8.000% due 11/15/11	95	103
Pepco Holdings, Inc. 6.450% due 08/15/12	25	26
Pitney Bowes, Inc. 4.625% due 10/01/12	45	44
PNC Funding Corp. 7.500% due 11/01/09	50	52
Popular North America, Inc. 4.700% due 06/30/09	75	74
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	30
PPL Energy Supply LLC 5.400% due 08/15/14	50	48
Praxair, Inc. 6.375% due 04/01/12	50	53

Intermediate Fund
36

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25
Procter & Gamble Co. 4.950% due 08/15/14	50	49
Progress Energy, Inc. 5.625% due 01/15/16	50	49
ProLogis 5.500% due 03/01/13	50	49
Protective Life Secured Trusts 4.850% due 08/16/10	50	50
Prudential Financial, Inc. Series MTNB 5.100% due 09/20/14	100	97
PSEG Power LLC 5.500% due 12/01/15	50	49
Public Service Co. of Colorado 7.875% due 10/01/12	90	100
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	48
Pulte Homes, Inc. 7.875% due 08/01/11	40	40
Qwest Corp. 7.875% due 09/01/11	50	52
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	64
Residential Capital LLC 6.375% due 06/30/10	65	50
6.500% due 04/17/13	75	56
Sempra Energy 7.950% due 03/01/10	55	58
Simon Property Group, LP 7.125% due 02/09/09	20	20
6.100% due 05/01/16	125	126
Southern California Edison Co. 5.000% due 01/15/14	30	29
Spectra Energy Capital LLC 5.668% due 08/15/14	100	99
Sprint Nextel Corp. 6.000% due 12/01/16	50	49
Suntrust Bank Series BKNT 6.375% due 04/01/11	50	52
Swiss Bank Corp. NY 7.000% due 10/15/15	50	55
Tampa Electric Co. 6.375% due 08/15/12	90	94
Target Corp. 7.500% due 08/15/10	150	159

	Principal Amount ($) or Shares	Market Value $
Textron Financial Corp. 6.000% due 11/20/09	50	51
6.000% due 02/15/67 (l)	75	69
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	25	23
Time Warner Cable, Inc. (l) 5.400% due 07/02/12	125	124
Time Warner, Inc. 6.875% due 05/01/12	25	26
5.875% due 11/15/16	75	74
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100
Unilever Capital Corp. 7.125% due 11/01/10	75	80
Union Pacific Corp. 5.650% due 05/01/17	50	49
United Technologies Corp. 6.100% due 05/15/12	90	94
US Bank NA Series BKNT 6.375% due 08/01/11	100	104
UST, Inc. 6.625% due 07/15/12	50	53
Valero Energy Corp. 6.125% due 06/15/17	50	51
Verizon Communications, Inc. 4.900% due 09/15/15	100	95
Viacom, Inc. 6.250% due 04/30/16	50	50
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	48
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	25	27
Wachovia Corp. 5.625% due 12/15/08	35	35
4.875% due 02/15/14	50	48
5.625% due 10/15/16	100	99
Wal-Mart Stores, Inc. 6.875% due 08/10/09	125	129
5.375% due 04/05/17	125	123
Walt Disney Co. (The) 6.000% due 07/17/17	100	103
Washington Mutual, Inc. 8.250% due 04/01/10	30	31
6.875% due 06/15/11	50	51
5.125% due 01/15/15	100	91

Intermediate Fund
37

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
WellPoint, Inc. 6.375% due 01/15/12	30	31
6.800% due 08/01/12	50	53
Wells Fargo Bank NA 6.450% due 02/01/11	410	425
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	89
Weyerhaeuser Co. 6.750% due 03/15/12	50	52
Wisconsin Energy Corp. 6.500% due 04/01/11	59	61
Wyeth 6.950% due 03/15/11	75	79
Xerox Corp. 6.400% due 03/15/16	70	71
XTO Energy, Inc. 5.000% due 01/31/15	40	38
Yum! Brands, Inc. 6.250% due 04/15/16	50	51
Zions Bancorporation 5.500% due 11/16/15	50	48
		17,182
International Debt - 8.9%
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	48
America Movil SAB de CV 4.125% due 03/01/09	100	98
ARMS II (Ê) Series 2004-G3 Class A1A 5.570% due 01/10/35	930	927
Banco Mercantil del Norte SA (l) 6.135% due 10/13/16	125	125
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	97
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	30
British Telecommunications PLC 8.625% due 12/15/10	75	82
Canadian National Railway Co. 4.400% due 03/15/13	50	48
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	55
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	25

	Principal Amount ($) or Shares	Market Value $
Deutsche Telekom International Finance BV 8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	73
Diageo Capital PLC 7.250% due 11/01/09	100	104
EnCana Corp. 6.300% due 11/01/11	50	52
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
France Telecom SA 7.750% due 03/01/11	75	80
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
HSBC Holdings PLC 7.500% due 07/15/09	150	157
Hydro Quebec Series IF 8.000% due 02/01/13	85	97
Israel Government International Bond 4.625% due 06/15/13	100	96
Kaupthing Bank Hf (l) 5.750% due 10/04/11	125	126
Korea National Housing Corp. (Ê)(l) 5.745% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	96
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	201
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	97
Malaysia Government International Bond 7.500% due 07/15/11	110	119
Mexico Government International Bond 4.625% due 10/08/08	50	50
Series MTNA 5.875% due 01/15/14	100	102
MTR Corp. 7.500% due 02/04/09	60	62
Petrobras International Finance Co. 6.125% due 10/06/16	100	98
Ras Laffan Liquefied Natural Gas Co., Ltd. III (l) 5.832% due 09/30/16	105	107
Rogers Cable, Inc. 6.250% due 06/15/13	75	76
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	96

Intermediate Fund
38

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	64
South Africa Government International Bond 7.375% due 04/25/12	50	54
Stora Enso OYJ 7.375% due 05/15/11	5	5
Telecom Italia Capital SA 4.000% due 01/15/10	100	97
4.950% due 09/30/14	75	70
Telefonica Emisiones SAU 6.421% due 06/20/16	65	66
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	75	74
TELUS Corp. 8.000% due 06/01/11	25	27
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	100	97
Thomson Corp. (The) 6.200% due 01/05/12	100	104
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	46
Tyco International Group SA 6.000% due 11/15/13	100	101
Vale Overseas, Ltd. 6.250% due 01/23/17	75	75
Vodafone Group PLC 7.750% due 02/15/10	75	79
5.625% due 02/27/17	100	97
XL Capital Europe PLC 6.500% due 01/15/12	26	27
		4,760
Mortgage-Backed Securities - 38.3%
Adjustable Rate Mortgage Trust Series 2005-12 Class 2A1 5.687% due 03/25/36	668	668
Banc of America Mortgage Securities, Inc. Series 2003-2 Class 1A11 5.500% due 04/25/33	1,000	998
Series 2005-I Class 2A2 4.866% due 10/25/35 (Ê)	858	860

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	340
Series 2002-TOP Class X2 Interest Only STRIP 0.783% due 10/15/36 (l)	4,045	39
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	600	611
Countrywide Alternative Loan Trust Series 2006-33C Class 2A1 6.000% due 11/25/36	544	524
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.785% due 04/25/36	683	674
Fannie Mae (Ê) 4.726% due 2035	636	629
5.089% due 2035	891	887
4.990% due 2036	866	859
5.487% due 2036	830	827
5.672% due 2036	770	770
5.444% due 2037	963	957
Freddie Mac 5.875% due 2011	500	519
5.161% due 2035 (Ê)	684	681
5.521% due 2036 (Ê)	809	806
5.664% due 2037 (Ê)	956	954
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	671	677
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	514
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5 4.883% due 06/10/36	500	492
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3 6.260% due 03/15/33	293	299
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	703

Intermediate Fund
39

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	728
Morgan Stanley Capital I Series 2005-HQ6 Class A4A 4.989% due 08/13/42	500	482
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.605% due 05/25/36	500	100
TBW Mortgage Backed Pass Through Certificates Series 2007-2 Class A1A 5.965% due 07/25/37	926	925
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A2 4.260% due 01/15/41	400	393
Wells Fargo Mortgage Backed Securities Trust Series 2006-5 Class 1A1 5.250% due 04/25/36	1,800	1,789
Series 2006-AR5 Class 2A2 5.531% due 04/25/36 (Ê)	802	801
		20,506
United States Government Agencies - 7.8%
Fannie Mae 6.000% due 08/22/16	750	756
Federal Home Loan Bank System 4.250% due 11/02/10	500	493
Freddie Mac 4.375% due 03/01/10	300	297
4.125% due 07/12/10	700	689
5.750% due 05/23/11	750	756
5.450% due 09/02/11	650	654
5.000% due 07/15/14	500	504
		4,149
United States Government Treasuries - 22.1%
United States Treasury Inflation Indexed Bonds 2.375% due 01/15/17	1,085	1,084
United States Treasury Notes 4.625% due 10/31/11	6,019	6,107
4.625% due 02/15/17	4,600	4,626
		11,817

	Principal Amount ($) or Shares	Market Value $
Total Long-Term Investments (cost $69,062)		65,127
Short-Term Investments - 4.2%
Fannie Mae 4.400% due 07/28/08	500	497
Federal Home Loan Bank System Series 560 3.875% due 08/22/08	500	495
Federated Investors Prime Cash Obligations Fund	174,970	175
Freddie Mac 4.250% due 06/23/08	500	497
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	50	49
Regions Financial Corp. 4.500% due 08/08/08	50	49
United States Treasury Bills (ÿ) 2.252% due 09/06/07 (ç)(§)	55	55
3.169% due 09/06/07 (ç)(§)	1	1
4.666% due 09/06/07 (ç)(§)	96	96
4.897% due 01/03/08	220	217
VTB Capital SA for Vneshtorgbank (Ê)(l) 5.956% due 08/01/08	125	124
Total Short-Term Investments (cost $2,256)		2,255
Total Investments - 126.0% (identified cost $71,318)		67,382
Other Assets and Liabilities, Net - (26.0%)		(13,883)
Net Assets - 100.0%		53,499

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
40

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/07 (78)	18,538	(5)
United States Treasury 5 Year Notes expiration date 12/07 (44)	4,695	(4)
Short Positions
Eurodollar Futures expiration date 12/08 (78)	18,603	(19)
United States Treasury 2 Year Notes expiration date 12/07 (8)	1,649	1
United States Treasury 10 Year Notes expiration date 12/07 (33)	3,599	3
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(24)

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Asset-Backed Securities	12.6
Corporate Bonds and Notes	32.1
International Debt	8.9
Mortgage-Backed Securities	38.3
United States Government Agencies	7.8
United States Government Treasuries	22.1
Short-Term Investments	4.2
Total Investments	126.0
Other Assets and Liabilities, Net	(26.0)
	100.0
Futures Contracts	(—	)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
41

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SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to maximize total return, with a secondary focus on a high level of current income generated by investing primarily in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Ba/B 3% Issuer Capped Index.

Invests in:  Primarily domestic, non-investment grade debt securities.

Strategy:  Fund Managers make investment decisions that enable the Fund's performance to seek excess returns over Lehman Brothers High Yield Ba/B 3% Issuer Capped Index while taking moderate active risk.

High Yield Bond Fund
Period Ended 08/31/2007	Total Return
1 Year	6.85%
5 Years	8.72	%+
Inception	5.83	%+
Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index#
Period Ended 08/31/2007	Total Return
1 Year	6.46%
5 Years	11.53	%+
Inception	5.42	%+
Lehman Brothers High Yield Ba/B 3% Issuer Capped Index‡
Period Ended 08/31/07	Total Return
1 Year	6.17%
5 Years	10.13	%+
Inception	5.28	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the High Yield Bond Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 0.77%.

See related Notes on following page.

High Yield Bond Fund
43

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA High Yield Bond Fund (the "Fund") returned 6.85% (assuming reinvestment of dividends and distributions) versus the 6.46% return of the Lehman Brothers® U.S. Corporate High Yield 2% Issuer Cap Index (the fund's benchmark index as of July 16, 2007) and the 6.17% return of the Lehman Brothers® High Yield Ba/B 3% Capped Index (the fund's benchmark index prior to July 16, 2007) (the "Indices"). The Fund's performance includes operating expenses, whereas the Indices are unmanaged and their returns do not include expenses of any kind. The Indices cannot be invested in directly and their returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in these Indices.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Through the end of 2006, the Fund demonstrated mixed results in security selection. Beginning in early 2007, fund holdings were restructured and performance significantly improved through strong security selection and dynamic risk control. The Fund is now constructed from the bottom-up, with top-down risk analytics to ensure issuer and industry diversification. Security selection focuses on strength of management, positive industry fundamentals, improving financials, attractive security terms, and strong asset protection. Specific implementation of this approach included reducing risk relative to the benchmark as the market experienced its March and April 2007 challenges. Later in the period, incremental risk versus the benchmark was again added as the market presented better-priced opportunities. Also, since the beginning of 2007, security selection results have been stronger. Finally, bank loans were added as a new asset class to the Fund beginning in July 2007, due to their historically cheap pricing and attractive position in the capital structure of the issuers.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

After experiencing a modest credit spread widening event in mid-2006, the high yield markets settled in for an extended period of positive sentiment toward risk-taking. Following a brief moderate setback in late February and early March of 2007, the high yield markets continued to perform well for most of the period, reaching its narrowest yield spread against U.S. Treasuries on June 5, 2007. Soon after, however, the broad capital markets entered an extreme liquidity squeeze, as investors reacted to events in the mortgage markets by deleveraging portfolios and unwinding portfolios across a broad spectrum of fixed income sectors. This served to stem the flow of liquidity which had driven market performance for most of the period and drove high yield spreads to their widest for the period on July 27, 2007. Despite historically strong corporate credit fundamentals, the high yield market and the Fund saw negative price performance in June and July 2007 offseting the higher yield advantage of the securities and incurring negative returns for those two months.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

  Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on May 5, 1998. Index comparison began May 1, 1998.

  #  The Lehman Brothers US High Yield 2% Issuer Cap Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The Index has a maximum exposure of 2% per issuer.

  ‡  The Lehman Brothers High Yield Ba/B 3% Capped Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum quality of B3, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The Index has a maximum exposure of 3% per issuer. The Index is unmanaged and can not be invested in directly.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

High Yield Bond Fund
44

SSgA

High Yield Bond Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$990.70	$1,021.42
Expenses Paid During Period *	$3.76	$3.82

*   Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund
45

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SSgA
High Yield Bond Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 91.1%
Corporate Bonds and Notes - 74.4%
Actuant Corp. (l) 6.875% due 06/15/17	175	168
Albertsons LLC 7.500% due 02/15/11	100	104
7.450% due 08/01/29	230	218
Allied Waste North America, Inc. Series B 9.250% due 09/01/12	110	115
7.875% due 04/15/13	250	254
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	340	347
American Railcar Industries, Inc. 7.500% due 03/01/14	175	170
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.125% due 05/20/16	400	384
Aramark Corp. 8.500% due 02/01/15	175	174
Arco Chemical Co. 10.250% due 11/01/10	450	484
Baldor Electric Co. 8.625% due 02/15/17	200	207
Cablevision Systems Corp. Series B 8.000% due 04/15/12	200	192
Caesars Entertainment, Inc. 8.125% due 05/15/11	400	396
CCH I Holdings LLC/CCH I Holdings Capital Corp. Series * 11.000% due 10/01/15	350	340
Cenveo Corp. 7.875% due 12/01/13	175	160
Chaparral Steel Co. 10.000% due 07/15/13	300	340
Charter Communications Operating LLC/Charter Communications Operating Capital (l) 8.000% due 04/30/12	160	157
Chesapeake Energy Corp. 6.375% due 06/15/15	300	287
6.250% due 01/15/18	100	94
Community Health Systems, Inc. (l) 8.875% due 07/15/15	350	350
Constellation Brands, Inc. (l) 7.250% due 05/15/17	200	194

	Principal Amount ($) or Shares	Market Value $
Crown Americas LLC/Crown Americas Capital Corp. 7.750% due 11/15/15	175	177
DaVita, Inc. 7.250% due 03/15/15	275	270
Delhaize America, Inc. 9.000% due 04/15/31	92	108
Deluxe Corp. 7.375% due 06/01/15	200	197
Denbury Resources, Inc. 7.500% due 12/15/15	215	214
Dex Media, Inc. 8.000% due 11/15/13	255	253
Echostar DBS Corp. 6.375% due 10/01/11	360	354
Edison Mission Energy (l) 7.000% due 05/15/17	175	165
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. (l) 10.250% due 06/15/15	175	150
Ford Motor Credit Co. LLC 7.000% due 10/01/13	575	512
8.000% due 12/15/16	385	355
Forest Oil Corp. (l) 7.250% due 06/15/19	175	168
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	200	213
Freescale Semiconductor, Inc. 10.125% due 12/15/16	300	261
General Motors Corp. 7.125% due 07/15/13	175	150
8.375% due 07/15/33	250	201
Georgia-Pacific Corp. 8.000% due 01/15/24	300	282
GMAC LLC 5.625% due 05/15/09	325	302
6.750% due 12/01/14	340	289
8.000% due 11/01/31	160	144
Goodyear Tire & Rubber Co. (The) (l) 9.135% due 12/01/09 (Ê)	80	80
8.625% due 12/01/11	52	53
GSC Holdings Corp. 8.000% due 10/01/12	200	206
Hanover Equipment Trust Series A 8.500% due 09/01/08	42	42
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co (l) 9.750% due 04/01/17	200	198

High Yield Bond Fund
47

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
HCA, Inc. (l) 9.125% due 11/15/14	230	236
9.250% due 11/15/16	330	339
Health Net, Inc. 6.375% due 06/01/17	400	395
Hertz Corp. 8.875% due 01/01/14	355	367
Host Marriott, LP Series Q 6.750% due 06/01/16	320	311
Idearc, Inc. 8.000% due 11/15/16	160	158
Inergy, LP/Inergy Finance Corp. 8.250% due 03/01/16	400	405
L-3 Communications Corp. 7.625% due 06/15/12	290	295
LBI Media, Inc. (l) 8.500% due 08/01/17	175	172
Local TV Finance LLC (l) 9.250% due 06/15/15	200	185
MarkWest Energy Partners, LP/ MarkWest Energy Finance Corp. Series B 8.500% due 07/15/16	400	398
Midwest Generation LLC Series B 8.560% due 01/02/16	238	253
MGM Mirage 6.750% due 09/01/12	225	218
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	400	384
Mosaic Co. (The) (l) 7.375% due 12/01/14	165	168
7.625% due 12/01/16	80	83
Neff Corp. (l) 10.000% due 06/01/15	175	154
Neiman-Marcus Group, Inc. 9.000% due 10/15/15	325	343
Nevada Power Co. Series O 6.500% due 05/15/18	300	304
NewPage Corp. 12.000% due 05/01/13	300	313
NRG Energy, Inc. 7.375% due 02/01/16	240	237
7.375% due 01/15/17	330	324

	Principal Amount ($) or Shares	Market Value $
NTK Holdings, Inc. 10.750% due 03/01/14	410	256
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	110	113
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. (l) 10.625% due 04/01/17	350	318
Plains Exploration & Production Co. 7.000% due 03/15/17	200	182
Pokagon Gaming Authority (l) 10.375% due 06/15/14	200	214
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	445	437
RBS Global, Inc. and Rexnord Corp. 11.750% due 08/01/16	200	207
Realogy Corp. (l) 11.000% due 04/15/14	200	162
RH Donnelley Corp. Series A-2 6.875% due 01/15/13	275	259
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	300	294
Roseton/Danskammer Series B 7.670% due 11/08/16	475	471
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC (Ê)(l) 7.860% due 03/15/14	400	388
Service Corp. International 6.750% due 04/01/15	200	194
Shingle Springs Tribal Gaming Authority (l) 9.375% due 06/15/15	350	345
Smithfield Foods, Inc. 7.750% due 07/01/17	175	175
Snoqualmie Entertainment Authority (l) 9.125% due 02/01/15	240	234
Stater Brothers Holdings (l) 7.750% due 04/15/15	200	194
Steel Dynamics, Inc. (l) 6.750% due 04/01/15	200	193
Suburban Propane Partners, LP/Suburban Energy Finance Corp. 6.875% due 12/15/13	400	382
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	387

High Yield Bond Fund
48

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Tenneco, Inc. 8.625% due 11/15/14	210	208
Tesoro Corp. (l) 6.500% due 06/01/17	350	340
TL Acquisitions, Inc. (l) 10.500% due 01/15/15	175	164
Trimas Corp. 9.875% due 06/15/12	175	176
TXU Corp. Series Q 6.500% due 11/15/24	350	281
Universal Hospital Services, Inc. (l) 8.500% due 06/01/15	200	190
Varietal Distribution Merger Sub, Inc. (l) 10.250% due 07/15/15	350	325
Warner Chilcott Corp. 8.750% due 02/01/15	250	249
Waterford Gaming LLC (l) 8.625% due 09/15/12	506	516
Williams Cos., Inc. 8.750% due 03/15/32	200	228
Windstream Corp. 8.625% due 08/01/16	325	340
Xerox Capital Trust I 8.000% due 02/01/27	325	323
		25,266
International Debt - 12.7%
Avego Technologies Finance 10.125% due 12/01/13	240	251
Basell AF SCA (l) 8.375% due 08/15/15	360	320
Baytex Energy, Ltd. 9.625% due 07/15/10	330	339
Bombardier, Inc. (l) 6.300% due 05/01/14	400	382
Digicel Group, Ltd. (l) 8.875% due 01/15/15	200	183
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	275	279
Intelsat Bermuda, Ltd. 9.250% due 06/15/16	200	206
Intelsat Subsidiary Holding Co., Ltd. 8.250% due 01/15/13	270	271
Nortel Networks, Ltd. (l) 10.125% due 07/15/13	175	179
Novelis, Inc. 7.250% due 02/15/15	350	340

	Principal Amount ($) or Shares	Market Value $
Quebecor World, Inc. (l) 9.750% due 01/15/15	400	376
Rogers Wireless, Inc. 8.000% due 12/15/12	425	448
Royal Caribbean Cruises, Ltd. 7.000% due 06/15/13	300	295
Vitro SAB de CV (l) 9.125% due 02/01/17	440	424
		4,293
Loan Agreements - 4.0%
Aramark Corp. (ß) 7.360% due 08/08/13	325	312
5.360% due 01/26/14	25	24
Community Health Systems, Inc. (ß) 7.570% due 07/02/14	350	336
Hawker Beechcraft, Inc. (ß) 5.260% due 03/26/14	27	26
Hawker Beechcraft, Inc., Term Loan B (ß) 7.360% due 03/26/14	298	284
7.508% due 03/26/14	25	25
Idearc, Inc. (ß) 7.360% due 11/17/14	350	338
		1,345
Total Long-Term Investments (cost $31,710)		30,904
Preferred Stocks - 0.4%
Industrials - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,000	133
Total Preferred Stocks (cost $101)		133
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)	400	—	±
Total Warrants & Rights (cost $81)		—	±

High Yield Bond Fund
49

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 9.4%
American Beacon Money Market Fund	—	—	±
Fairway Finance Corp. (ç)(ÿ) 5.850% due 09/07/07	1,500	1,499
Federated Investors Prime Cash Obligations Fund	1,679,421	1,679
Total Short-Term Investments (cost $3,178)		3,178
Total Investments - 100.9% (identified cost $35,070)		34,215
Other Assets and Liabilities, Net - (0.9%)		(296)
Net Assets - 100.0%		33,919

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Corporate Bonds and Notes	74.4
International Debt	12.7
Loan Agreements	4.0
Preferred Stock	0.4
Warrants and Rights	—	*
Short-Term Investments	9.4
Total Investments	100.9
Other Assets and Liabilities, Net	(0.9)
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund
50

SSgA

Fixed Income Funds

Notes to Schedules of Investments — August 31, 2007

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
51

SSgA
Fixed Income Funds

Statement of Assets and Liabilities — August 31, 2007

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$152,416	$367,066	$71,318	$35,070
Investments, at market	142,453	345,024	67,382	34,215
Cash	172	18	—	177
Receivables:
Dividends and interest	515	2,523	671	584
Investments sold	401	—	—	—
Fund shares sold	656	155	124	30
Miscellaneous receivables	9	—	—	—
From Adviser	—	—	27	6
Daily variation margin on futures contracts	—	30	12	—
Prepaid expenses	5	5	2	1
Total assets	144,211	347,755	68,218	35,013
Liabilities
Payables:
Investments purchased	—	71,318	14,538	1,032
Fund shares redeemed	20	177	113	10
Accrued fees to affiliates	97	175	41	30
Other accrued expenses	34	30	27	22
Dividends	784	—	—	—
Miscellaneous	—	18	—	—
Total liabilities	935	71,718	14,719	1,094
Net Assets	$143,276	$276,037	$53,499	$33,919
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(75)	$953	$244	$202
Accumulated net realized gain (loss)	(10,001)	(3,394)	(2,964)	(238)
Unrealized appreciation (depreciation) on:
Investments	(9,963)	(22,042)	(3,936)	(855)
Futures contracts	—	(128)	(24)	—
Shares of beneficial interest	16	30	6	4
Additional paid-in capital	163,299	300,618	60,173	34,806
Net Assets	$143,276	$276,037	$53,499	$33,919
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$9.04	$9.14	$9.00	$8.27
Net assets	$143,275,621	$276,017,036	$53,499,443	$33,919,001
Shares outstanding ($.001 par value)	15,850,752	30,214,075	5,945,794	4,101,308
Net asset value per share: Class R*	$—	$9.11	$—	$—
Net assets	$—	$20,048	$—	$—
Shares outstanding ($.001 par value)	—	2,202	—	—

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.
52

SSgA
Fixed Income Funds

Statement of Operations — For the Period Ended August 31, 2007

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$311	$127	$39	$54
Interest	11,755	21,223	3,930	3,124
Total investment income	12,066	21,350	3,969	3,178
Expenses
Advisory fees	510	1,179	223	123
Administrative fees	95	154	53	43
Custodian fees	68	285	120	56
Distribution fees	184	403	62	22
Transfer agent fees	39	62	32	38
Professional fees	51	54	45	44
Registration fees	19	66	17	18
Shareholder servicing fees	231	109	66	38
Trustees' fees	17	23	14	13
Insurance fees	3	5	1	1
Printing fees	18	42	3	3
Miscellaneous	3	4	8	4
Expenses before reductions	1,238	2,386	644	403
Expense reductions	(7)	(420)	(197)	(96)
Net expenses	1,231	1,966	447	307
Net investment income (loss)	10,835	19,384	3,522	2,871
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(7,146)	(587)	(951)	1,025
Futures contracts	—	(80)	(82)	—
Options written	—	(342)	(72)	—
Net realized gain (loss)	(7,146)	(1,009)	(1,105)	1,025
Net change in unrealized appreciation (depreciation) on:
Investments	(10,269)	(20,559)	(3,317)	(675)
Futures contracts	—	134	(22)	—
Options written	—	432	114	—
Net change in unrealized appreciation (depreciation)	(10,269)	(19,993)	(3,225)	(675)
Net realized and unrealized gain (loss)	(17,415)	(21,002)	(4,330)	350
Net Increase (Decrease) in Net Assets from Operations	$(6,580)	$(1,618)	$(808)	$3,221

See accompanying notes which are an integral part of the financial statements.
53

SSgA
Fixed Income Funds

Statement of Changes in Net Assets — For the Periods Ended August 31,

	Yield Plus Fund		Bond Market Fund
Amounts in thousands	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,835	$8,648	$19,384	$14,294
Net realized gain (loss)	(7,146)	(349)	(1,009)	(2,682)
Net change in unrealized appreciation (depreciation)	(10,269)	(204)	(19,993)	(6,132)
Net increase (decrease) in net assets from operations	(6,580)	8,095	(1,618)	5,480
Distributions
From net investment income
Institutional Class	(10,782)	(8,311)	(19,565)	(15,462)
Class R	—	—	(1)	(1)
From net realized gain	—	—	(98)	(1,988)
Net decrease in net assets from distributions	(10,782)	(8,311)	(19,664)	(17,451)
Share Transactions
Net increase (decrease) in net assets from share transactions	(74,093)	43,263	(57,355)	92,500
Redemption Fees	—	—	—	—
Total Net Increase (Decrease) in Net Assets	(91,455)	43,047	(78,637)	80,529
Net Assets
Beginning of period	234,731	191,684	354,674	274,145
End of period	$143,276	$234,731	$276,037	$354,674
Undistributed (overdistributed) net investment income included in net assets	$(75)	$262	$953	$1,410

See accompanying notes which are an integral part of the financial statements.
54

	Intermediate Fund		High Yield Bond Fund
Amounts in thousands	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,522	$4,246	$2,871	$3,940
Net realized gain (loss)	(1,105)	(1,409)	1,025	(1,230)
Net change in unrealized appreciation (depreciation)	(3,225)	(1,771)	(675)	(1,189)
Net increase (decrease) in net assets from operations	(808)	1,066	3,221	1,521
Distributions
From net investment income
Institutional Class	(3,616)	(4,901)	(2,962)	(4,706)
Class R	—	—	—	—
From net realized gain	—	(141)	—	(152)
Net decrease in net assets from distributions	(3,616)	(5,042)	(2,962)	(4,858)
Share Transactions
Net increase (decrease) in net assets from share transactions	(30,975)	(33,975)	(16,746)	(6,694)
Redemption Fees	—	—	—	5
Total Net Increase (Decrease) in Net Assets	(35,399)	(37,951)	(16,487)	(10,026)
Net Assets
Beginning of period	88,898	126,849	50,406	60,432
End of period	$53,499	$88,898	$33,919	$50,406
Undistributed (overdistributed) net investment income included in net assets	$244	$333	$202	$293

Statement of Changes in Net Assets
55

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Yield Plus Fund
August 31, 2007	9.94	.53	(.91)		(.38)	(.52)	—	(.52)
August 31, 2006	9.95	.47	(.03)		.44	(.45)	—	(.45)
August 31, 2005	9.96	.24	—	(e)	.24	(.25)	—	(.25)
August 31, 2004	9.94	.11	.02		.13	(.11)	—	(.11)
August 31, 2003	9.92	.12	.01		.13	(.11)	—	(.11)
Bond Market Fund
Institutional Class
August 31, 2007	9.78	.49	(.63)		(.14)	(.50)	— (e)	(.50)
August 31, 2006	10.21	.45	(.31)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.39	(.04)		.35	(.41)	(.14)	(.55)
August 31, 2004	10.26	.37	.24		.61	(.31)	(.15)	(.46)
August 31, 2003	10.42	.36	.02		.38	(.35)	(.19)	(.54)
Class R
August 31, 2007	9.78	.47	(.62)		(.15)	(.52)	— (e)	(.52)
August 31, 2006	10.21	.46	(.32)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.40	(.04)		.36	(.42)	(.14)	(.56)
August 31, 2004 (1)	10.07	.15	.27		.42	(.08)	—	(.08)
Intermediate Fund
August 31, 2007	9.62	.47	(.63)		(.16)	(.46)	—	(.46)
August 31, 2006	9.94	.40	(.26)		.14	(.45)	(.01)	(.46)
August 31, 2005	10.19	.32	(.13)		.19	(.28)	(.16)	(.44)
August 31, 2004	10.08	.29	.20		.49	(.31)	(.07)	(.38)
August 31, 2003	10.13	.32	.09		.41	(.33)	(.13)	(.46)
High Yield Bond Fund
August 31, 2007	8.31	.60	(.04	)(f)	.56	(.60)	—	(.60)
August 31, 2006	8.78	.57	(.34	)(f)	.23	(.68)	(.02)	(.70)
August 31, 2005	8.76	.58	.06	(f)	.64	(.62)	—	(.62)
August 31, 2004	8.44	.62	.33	(f)	.95	(.63)	—	(.63)
August 31, 2003	7.85	.60	.54		1.14	(.55)	—	(.55)

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005% per share.
(e)  Less than $.005 per share.
(f)  Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.
56

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Yield Plus Fund
August 31, 2007	9.04	(4.10)	143,276	.60	.61	5.31	58.88
August 31, 2006	9.94	4.48	234,731	.59	.59	4.71	67.82
August 31, 2005	9.95	2.41	191,684	.56	.56	2.40	25.42
August 31, 2004	9.96	1.28	318,287	.57	.57	1.08	31.84
August 31, 2003	9.94	1.39	275,216	.58	.58	1.18	70.70
Bond Market Fund
Institutional Class
August 31, 2007	9.14	(1.64)	276,017	.50	.61	4.93	367.52
August 31, 2006	9.78	1.45	354,654	.50	.60	4.62	487.24
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	356.99
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	573.61
August 31, 2003	10.26	3.79	337,973	.50	.52	3.46	649.90
Class R
August 31, 2007	9.11	(1.73)	20	.57	.68	4.88	367.52
August 31, 2006	9.78	1.51	20	.42	.53	4.75	487.24
August 31, 2005	10.21	3.55	11	.46	.52	3.99	356.99
August 31, 2004 (1)	10.41	4.18	10	.45	.48	5.00	573.61
Intermediate Fund
August 31, 2007	9.00	(1.78)	53,499	.60	.87	4.73	511.00
August 31, 2006	9.62	1.52	88,898	.60	.79	4.17	549.63
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440.09
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197.27
August 31, 2003	10.08	4.11	137,364	.60	1.18	3.17	146.13
High Yield Bond Fund
August 31, 2007	8.27	6.85	33,919	.75	.99	7.01	94.94
August 31, 2006	8.31	2.83	50,406	.75	.77	6.74	167.28
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	136.97
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	151.82
August 31, 2003	8.44	15.18	140,773	.70	.70	7.39	148.72

Financial Highlights
57

SSgA

Fixed Income Funds

Notes to Financial Statements — August 31, 2007

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2007. These financial statements report on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At August 31, 2007, 7.0% of net assets and 0.7% of net assets of the Yield Plus Fund and Bond Market Fund, respectively, were priced using a qualified broker quote.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board. Certain securities, as of August 31, 2007 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their net asset value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed

Notes to Financial Statements
58

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the SSgA Funds determine that a market quotation is unreliable. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. During the period covered by this report, certain of the fixed income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds portfolios were priced using fair value procedures than in prior periods.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2007, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2008	08/31/2009	08/31/2011	08/31/2014	08/31/2015	Total
Yield Plus	$80,342	$2,135,735	$519,218	$262,655	$—	$2,997,950
Bond Market	—	—	—	—	2,402,368	2,402,368
Intermediate	—	—	—	583,826	1,337,557	1,921,383
High Yield Bond	—	—	—	223,831	—	223,831

Notes to Financial Statements
59

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

As of August 31, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$152,416,371	$367,580,730	$71,483,051	$35,084,739
Gross Tax Unrealized Appreciation	870,687	1,464,696	418,021	240,987
Gross Tax Unrealized Depreciation	(10,834,482)	(24,021,814)	(4,519,481)	(1,110,965)
Net Tax Unrealized Appreciation (Depreciation)	$(9,963,795)	$(22,557,118)	$(4,101,460)	$(869,978)

Components of Distributable Earnings:

Undistributed Ordinary Income	$721,133	$970,451	$254,926	$212,169
Undistributed Long-Term Gains	$(2,997,951)	$(2,404,644)	$(1,921,383)	$(223,831)
(Capital Loss Carryforward)

Tax Composition of Distributions:

Ordinary Income	$10,782,038	$19,663,049	$3,616,883	$2,962,048

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007, and treat it as arising in the fiscal year 2008. As of August 31, 2007, the Funds realized a capital loss as follows:

Yield Plus	$7,004,244
Bond Market	606,633
Intermediate	901,430

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

The Yield Plus Fund declares and records dividends on net investment income daily and pays them monthly. Income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund are declared and paid monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements
60

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the High Yield Bond Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the fiscal year ended August 31, 2007, the High Yield Bond Fund earned $408 in redemption fees. Shares of the High Yield Bond Fund held by the SSgA Life Solutions Fund are not be subject to the redemption fee.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the High Yield Bond Fund will no longer be subject to a redemption fee.

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the fiscal year ended August 31, 2007, there were no unfunded loan commitments in the High Yield Bond Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Financial Statements
61

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

•  Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

•  Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

•  Written Options Contracts

Fund transactions in written options contracts for the period ended August 31, 2007 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2006	972	$193,476	254	$50,092
Written	7,927	908,032	1,519	181,300
Closed	(4,047)	(699,319)	(871)	(157,565)
Expired	(4,852)	(402,189)	(902)	(73,827)
Outstanding at August 31, 2007	—	$—	—	$—

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
62

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

3.  Investment Transactions

Securities

For the fiscal year ended August 31, 2007, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

	Purchases	Sales
Yield Plus	$114,897,077	$191,350,595
Bond Market	390,591,958	358,277,498
Intermediate	84,768,105	104,354,549
High Yield Bond	37,205,807	55,541,102

US Government and Agencies

For the fiscal year ended August 31, 2007, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

	Purchases	Sales
Bond Market	$1,315,422,231	$1,460,836,579
Intermediate	352,681,640	358,893,764

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2007, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Adviser

SSgA Management Inc. (the "Adviser") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street Corp."), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corp. make up State Street Global Advisors, the investment management arm of State Street Corp. and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

Notes to Financial Statements
63

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Yield Plus	0.25
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to 0.70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Bond Market Fund's Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $411,682 for the Institutional Class and $21 for Class R. There were no reimbursements for the Institutional Class or Class R for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Intermediate Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the fiscal year ended August 31, 2007 was $195,246. There were no reimbursements for the Intermediate Fund for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the High Yield Bond Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the fiscal year ended August 31, 2007 was $92,944. There were no reimbursements for the High Yield Bond Fund for the fiscal year ended August 31, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2007, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund

Boston Financial Data Services ("BFDS") a wholly-owned subsidiary of State Street Corp. serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

Notes to Financial Statements
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Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Yield Plus	$7,363
Bond Market	8,681
Intermediate	2,127
High Yield Bond	3,332

Administrator

The Investment Company has an Administration Agreement dated April 12, 1988, as amended, between the Investment Company and Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the fiscal year ended August 31, 2007, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
Yield Plus	$50,997	$753	$9,307
Bond Market	98,270	550	—
Intermediate	18,610	3,623	4,023
High Yield Bond	10,232	360	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily

Notes to Financial Statements
65

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2007.

Class R

The Investment Company maintains a Distribution Plan with respect to the Class R Shares pursuant to Rule (12b-1) (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2007.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the fiscal year ended August 31, 2007, the Bond Market Fund Class R paid $10.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2007 were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Advisory fees	$35,739	$92,661	$13,972	$8,584
Administration fees	7,166	10,180	3,971	3,391
Custodian fees	4,552	23,910	4,957	4,709
Distribution fees	20,653	25,925	4,758	1,699
Shareholder servicing fees	18,560	6,848	5,466	2,872
Transfer agent fees	6,730	11,565	5,593	6,131
Trustees' fees	3,278	4,130	2,515	2,232
	$96,678	$175,219	$41,232	$29,618

Beneficial Interest

As of August 31, 2007, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Yield Plus	2	46.8
Bond Market	1	28.2
Intermediate	3	55.4
High Yield Bond	1	12.2

Notes to Financial Statements
66

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

5.  Fund Share Transactions

	(amounts in thousands) For the Fiscal Year Ended
	Shares		Dollars
Yield Plus Fund	2007	2006	2007	2006
Proceeds from shares sold	19,637	22,609	$193,889	$224,899
Proceeds from reinvestment of distributions	1,089	769	10,794	7,650
Payments for shares redeemed	(28,482)	(19,028)	(278,776)	(189,286)
Total net increase (decrease)	(7,756)	4,350	$(74,093)	$43,263
Bond Market Fund
Institutional Class
Proceeds from shares sold	28,075	14,470	$274,450	$141,638
Proceeds from reinvestment of distributions	1,325	1,170	12,885	11,475
Payments for shares redeemed	(35,454)	(6,207)	(344,692)	(60,622)
	(6,054)	9,433	(57,357)	92,491
Class R
Proceeds from shares sold	—	1	$1	$10
Proceeds from reinvestment of distributions	—	—	1	—
Payments for shares redeemed	—	—	—	(1)
	—	1	2	9
Total net increase (decrease)	(6,054)	9,434	$(57,355)	$92,500
Intermediate Fund
Proceeds from shares sold	5,587	2,433	$52,887	$23,463
Proceeds from reinvestment of distributions	376	512	3,573	4,936
Payments for shares redeemed	(9,257)	(6,465)	(87,435)	(62,374)
Total net increase (decrease)	(3,294)	(3,520)	$(30,975)	$(33,975)
High Yield Bond Fund
Proceeds from shares sold	755	1,939	$6,388	$16,398
Proceeds from reinvestment of distributions	136	257	1,141	2,165
Payments for shares redeemed	(2,855)	(3,013)	(24,275)	(25,257)
Total net increase (decrease)	(1,964)	(817)	$(16,746)	$(6,694)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Miscellaneous expense on the Statement of Operations for the Intermediate Fund includes $5,862 paid under the Interfund Lending Program for the period ended August 31, 2007.

Notes to Financial Statements
67

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

7.  Illiquid or Restricted Securities

Each Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Funds have valued the securities. Certain restricted securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of August 31, 2007, the following illiquid securities were held by the Funds:

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
High Yield Bond Fund - 4.0%
Aramark Corp.	07/31/07	324,624	95.05	309	312
Aramark Corp.	07/31/07	175,000	100.00	175	174
Community Health Systems, Inc.	07/31/07	350,000	95.03	333	336
Hawker Beechcraft, Inc.	07/31/07	27,368	95.30	26	26
Hawker Beechcraft, Inc. Term Loan B	07/31/07	322,632	95.30	307	309
Idearc, Inc.	08/16/07	160,000	100.00	160	158
					1,315

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of August 31, 2007:

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Yield Plus Fund - 5.6%
Cairn Mezzanine ABS CDO PLC	08/11/06	1,500,000	100.00	1,500	1,229
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	126,704,659	0.62	779	1,278
GE Business Loan Trust	06/03/04	2,072,165	100.00	2,072	2,071
Morgan Stanley Capital I	09/17/03	35,398,313	1.85	656	867
Montauk Point CDO, Ltd.	05/09/06	1,460,000	100.00	1,460	1,354
Ocwen Advance Receivables Backed Notes	09/15/06	1,300,000	100.22	1,303	1,275
					8,074
Bond Market Fund - 1.9%
AXA Equitable Life Insurance Co.	10/17/96	115,000	103.91	119	130
Banco Mercantil del Norte SA	10/05/06	330,000	100.00	330	330
Corp. Nacional del Cobre de Chile	10/19/06	250,000	99.30	248	244
Gazprom International SA	10/25/06	226,601	104.82	238	229
Korea National Housing Corp.	11/15/06	165,000	99.92	165	165
Lloyds TSB Group PLC	11/06/06	525,000	100.00	525	484
National Gas Co. of Trinidad & Tobago, Ltd.	01/17/06	250,000	96.59	241	240
Ocwen Advance Receivables Backed Notes	09/15/06	2,100,000	100.22	2,105	2,059
Ras Laffan Liquefied Natural Gas Co., Ltd. III	09/20/06	235,000	100.00	235	239
Russia Government International Bond	12/06/04	174,125	113.01	197	193
Tengizchevroil Finance Co.	08/25/06	250,000	99.32	248	243
Textron Financial Corp.	02/01/07	300,000	99.42	298	276
VTB Capital SA	10/27/06	350,000	100.00	350	347
					5,179

Notes to Financial Statements
68

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Intermediate Fund - 1.9%
Banco Mercantil del Norte SA	10/05/06	125,000	100.00	125	125
Bear Stearns Commercial Mortgage Securities	03/08/02	4,045,412	0.96	39	39
Kaupthing Bank Hf	09/27/06	125,000	99.61	125	126
Korea National Housing Corp.	11/15/06	90,000	99.92	90	90
Lloyds TSB Group PLC	11/06/06	105,000	100.00	105	97
Ras Laffan Liquefied Natural Gas Co., Ltd. III	09/20/06	105,000	100.00	105	107
Tengizchevroil Finance Co.	08/25/06	100,000	99.32	99	97
Textron Financial Corp.	02/01/07	75,000	99.42	75	69
Time Warner Cable, Inc.	07/05/07	125,000	98.05	123	124
VTB Capital SA	10/27/06	125,000	100.00	125	124
					998
High Yield Fund - 25.8%
Actuant Corp.	06/06/07	175,000	99.61	174	168
Basell AF SCA	01/04/06	360,000	100.44	362	320
Bombardier, Inc.	03/27/07	400,000	95.35	381	382
Charter Communications Operating LLC/Charter Communications Operating Capital	05/18/05	160,000	97.80	156	157
Community Health Systems, Inc.	07/12/07	350,000	101.36	355	350
Constellation Brands, Inc.	05/09/07	200,000	100.00	200	194
Digicel Group, Ltd.	02/22/07	200,000	100.00	200	183
Edison Mission Energy	05/01/07	175,000	100.00	175	165
Fontainebleau Las Vegas Holdings LLC/ Fontainebleau Las Vegas Capital Corp.	05/24/07	175,000	100.00	175	150
Forest Oil Corp.	06/01/07	175,000	100.00	175	168
Galaxy Entertainment Finance Co., Ltd.	12/07/05	275,000	105.10	289	279
Goodyear Tire & Rubber Co. (The)	11/16/06	52,000	100.00	52	53
Goodyear Tire & Rubber Co. (The)	11/16/06	80,000	99.23	79	80
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co	03/16/07	200,000	100.00	200	198
HCA, Inc.	11/09/06	230,000	100.00	230	236
HCA, Inc.	11/09/06	330,000	100.00	330	339
LBI Media, Inc.	07/18/07	175,000	98.36	172	172
Local TV Finance LLC	05/02/07	200,000	100.00	200	185
Mosaic Co. (The)	11/16/06	165,000	100.00	165	168
Mosaic Co. (The)	11/16/06	80,000	100.00	80	83
Neff Corp.	05/23/07	175,000	100.00	175	154
Nortel Networks, Ltd.	07/17/07	175,000	105.91	185	179
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	07/18/07	350,000	98.18	344	319
Pokagon Gaming Authority	04/17/07	200,000	111.29	223	214
Quebecor World, Inc.	01/24/07	400,000	105.92	424	376
Realogy Corp.	04/05/07	200,000	98.85	198	162
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC	02/27/07	400,000	100.00	400	388
Shingle Springs Tribal Gaming Authority	06/22/07	350,000	100.80	353	345
Snoqualmie Entertainment Authority	01/23/07	240,000	100.00	240	234
Stater Brothers Holdings	04/03/07	200,000	100.00	200	194
Steel Dynamics, Inc.	03/28/07	200,000	100.00	200	193
Tesoro Corp.	05/23/07	350,000	100.00	350	340
TL Acquisitions, Inc.	06/22/07	175,000	98.74	173	164
Universal Hospital Services, Inc.	05/22/07	200,000	100.00	200	190
Varietal Distribution Merger Sub, Inc.	06/26/07	350,000	99.38	348	326
Vitro SAB de CV	01/25/07	440,000	99.38	437	424
Waterford Gaming LLC	06/06/03	506,000	100.08	506	516
					8,748

Notes to Financial Statements
69

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2007

8.  Dividends

On September 4, 2007, the Funds declared the following dividends from net investment income payable on September 10, 2007 to shareholders of record September 5, 2007.

Net Investment Income
Bond Market Fund - Institutional Class	$0.0428
Bond Market Fund - Class R	0.0420
Intermediate Fund	0.0416
High Yield Bond Fund	0.0518

Notes to Financial Statements
70

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund, and SSgA High Yield Bond Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund, and SSgA High Yield Bond (the "Funds")(four of the funds comprising the SSgA Funds) as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2007.

Report of Independent Registered Public Accounting Firm
71

SSgA
Fixed Income Funds

Tax Information — August 31, 2007 (Unaudited)

For the tax year ended August 31, 2007, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2008 will show the tax status of all distributions paid to your account in calendar 2007.

Please consult a tax adviser for questions about federal or state income laws.

Tax Information
72

SSgA
Fixed Income Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2007, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
73

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — August 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
74

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2007 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Director, Russell Trust Company

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
75

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
76

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
77

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer and Trustee, State Street Master Trust and State Street Institutional Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 43 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Institutional Services, Inc.; and Russell Corporate Ventures, Inc.; Chief Legal Officer, Russell Trust Company.

Disclosure of Information about Fund Trustees and Officers
78

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
79

FIAR-08/07 (49174)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

International Stock Selection Fund — Class R

International Growth Opportunities Fund

Annual Report

August 31, 2007

SSgA Funds

International Equity Funds

Annual Report

August 31, 2007

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2007, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of overall growth; however, during the third quarter of 2007, the markets for fixed income securities, particularly the markets for instruments backed by subprime mortgages, experienced significant disruption, which affected the liquidity and pricing of these markets, as well as the returns and levels of redemptions of investment vehicles investing in those instruments. As a result of the market events the SSgA Funds with investments in these markets, including the SSgA Yield Plus Fund, the SSgA Intermediate Bond Fund and the SSgA Bond Market Fund, suffered losses during this period.

The Fund Family's assets increased 30% to over $37 Billion during the past fiscal year. The most significant increase in assets on a percentage basis were net inflows into the SSgA Emerging Markets , the SSgA International Stock Selection, the SSgA Prime Money Market , the SSgA Directional Core Equity, and the SSgA Enhanced Small Cap Funds . One by-product of this success was a decision to close the SSgA Emerging Markets Fund to purchases from new investors in order to reduce the volume and pace of assets moving into the Fund. We believe that this decision is in the best interest of the Fund's shareholders. This restriction will not prevent existing account holders of the Fund to continue to contribute to their accounts. Specific details of these changes was provided in a prospectus supplement dated July 27, 2007 (available at www.ssgafunds.com).

We would like to thank you for choosing the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

President's Letter
3

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SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Invests in:  Equity securities of foreign issuers domiciled, or having a substantial portion of their business, in countries having a developing economy or securities market.

Strategy:  The Fund invests in securities of issuers located in emerging market countries. The Fund's management team will evaluate the countries' economic and political climates with prospects for sustained macro and micro economic growth.

Emerging Markets Fund – Institutional Class

Period Ended 08/31/07	Total Return
1 Year	45.69%
5 Years	33.21	%+
10 Years	12.53	%+

Emerging Markets Fund – Select Class‡

Period Ended 08/31/07	Total Return
1 Year	46.00%
5 Years	33.29	%+
10 Years	12.57	%+

MSCI Emerging Markets Free Index#

Period Ended 08/31/07	Total Return
1 Year	44.04%
5 Years	33.15	%+
10 Years	11.08	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Emerging Markets Fund Institutional Class and Select Class as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 1.28% and 1.12%, respectively.

See related Notes on following page.

Emerging Markets Fund
5

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Emerging Market Fund Institutional Class and Select Class (together, the "Fund") returned 45.69% and 46.00% respectively (assuming reinvestment of dividends and distributions), versus the 44.04% return of the MSCI® Emerging Markets Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund has benefited from the positions taken in China, Brazil, and Korea. Although the Fund had a modest overweight position in China over the last year, the stock selection has worked strongly in the Fund's favor. China is a market that has a high level of initial public offering activity, which added to breadth and increased the Fund's ability to add value. Brazil, the largest overweight position, was helpful due to its significant outperformance relative to all other emerging markets in the Index. The MSCI® Brazil Index is up 61.3% vs the MSCI Emerging Markets +44.04% for the twelve months ended August 31, 2007.

The Fund's underweight position in India hurt performance. During the period, models suggested that Indian equities were expensive relative to their growth potential, but the global investors have been willing to pay increasingly higher multiples for Indian stocks. Indeed, the market now trades at 4.4 times book value and pays a dividend which yields just 1.0%. Similarly, the fund's underweight position to Malaysia has been harmful to performance.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The overall returns of the asset class have been very supportive as the Index has risen 44.04% for the timeframe. The management team remains principally focused on the two main areas where returns can be generated within the emerging market space: country allocation and stock selection. Over the past fiscal year, stock selection has been the primary driver of returns. This is somewhat of a shift, where historically the country decision has been the primary driver.

Effective August 1, 2007, the Fund was closed to purchases (including exchanges from other SSgA Funds) by new investors.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1997.

  #  The MSCI Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

  +  Annualized.

  ‡  Performance for the Emerging Markets Select Class before its inception (March 2, 2006) is derived from the historical performance of the institutional class.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than those in US or longer established international markets. The prospectus contains further information and details regarding these risks.

Emerging Markets Fund
6

SSgA

Emerging Markets Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,249.90	$1,018.85
Expenses Paid During Period *	$7.15	$6.36

* Expenses are equal to the Fund's expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.25% as contractually agreed to by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,251.70	$1,019.91
Expenses Paid During Period *	$5.96	$5.35

* Expenses are equal to the Fund's expense ratio of 1.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund
7

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SSgA
Emerging Markets Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 84.7%
Argentina - 0.4%
Banco Macro SA - ADR (Ñ)	144,862	3,953
Banco Patagonia SA (Æ)	320,516	7,025
Empresa Distribuidora Y Comercializadora Norte - ADR (Æ)(Ñ)	213,900	4,708
		15,686
Bermuda - 0.9%
Credicorp, Ltd. (Ñ)	313,646	19,242
Dufry South America, Ltd. (Æ)	339,711	8,952
Nine Dragons Paper Holdings, Ltd.	2,492,000	7,572
Samling Global, Ltd. (Æ)	2,440,000	861
		36,627
Brazil - 11.4%
Acucar Guarani SA (Æ)	732,748	4,108
Agra Empreendimentos Imobiliarios SA (Æ)	1,397,327	10,113
All America Latina Logistica SA	412,060	4,767
American Banknote SA	233,526	2,381
Anhanguera Educacional Participacoes SA (Æ)	483,401	7,268
Banco do Brasil SA	408,400	5,870
Banco do Estado do Rio Grande do Sul (Æ)	354,819	5,948
Cia Vale do Rio Doce - ADR	2,092,883	103,242
CSU Cardsystem SA (Æ)	101,982	416
EDP - Energias do Brasil SA (Æ)	382,700	6,047
Equatorial Energia SA	496,673	4,534
Estacio Participacoes SA (Æ)	522,808	6,022
Ez Tec Empreendimentos e Participacoes SA (Æ)	1,282,188	6,659
Fertilizantes Heringer SA (Æ)	630,545	7,681
General Shopping Brasil SA (Æ)	1,410,959	10,068
Gerdau SA - ADR (Ñ)	507,623	12,203
Global Village Telecom Holding SA (Æ)	435,399	8,411
Klabin Segall SA	671,050	6,327
Kroton Educacional SA (Æ)	74,418	1,498
Log-in Logistica Intermodal SA (Æ)	820,051	5,517
Lojas Renner SA	568,230	9,798
LPS Brasil Consultoria de Imoveis SA (Æ)	427,639	5,504
Marfrig Frigorificos e Comercio de Alimentos SA (Æ)	598,616	6,102
Medial Saude SA (Æ)	378,621	5,104
MMX Mineracao e Metalicos SA (Æ)	51,450	13,925
MRV Engenharia e Participacoes SA (Æ)	235,227	3,837
Multiplan Empreendimentos Imobiliarios SA (Æ)	493,499	5,966
Odontoprev SA	188,131	5,226

	Principal Amount ($) or Shares	Market Value $
PDG Realty SA Empreendimentos e Participacoes	1,430,669	18,449
Petroleo Brasileiro SA - ADR	1,729,429	95,191
Porto Seguro SA	199,923	6,776
Redecard SA (Æ)	755,548	11,553
Rodobens Negocios Imobiliarios SA	238,655	2,396
Santos-Brasil SA (Æ)	85,322	1,196
Tecnisa SA	981,744	5,354
Tele Norte Leste Participacoes SA	228,013	7,785
Tractebel Energia SA	460,400	5,256
Usinas Siderurgicas de Minas Gerais SA	225,600	15,178
		443,676
Cayman Islands - 1.0%
China Mengniu Dairy Co., Ltd.	3,889,000	14,817
Parkson Retail Group, Ltd. (Ñ)	791,000	6,338
Tencent Holdings, Ltd.	1,010,000	5,287
Xinao Gas Holdings, Ltd. (Ñ)	3,274,000	5,409
Yingli Green Energy Holding Co., Ltd. - ADR (Æ)(Ñ)	476,900	7,654
		39,505
China - 8.9%
Aluminum Corp. of China, Ltd. Class H (Ñ)	2,632,000	7,120
Angang Steel Co., Ltd. Class H (Ñ)	4,394,000	14,854
Anhui Expressway Co. Class H	862,896	740
Bank of China, Ltd. (Ñ)	9,888,000	5,152
China Coal Energy Co. (Æ)(Ñ)	5,295,000	10,637
China Communications Construction Co., Ltd. Class H (Ñ)	8,747,824	19,185
China Construction Bank Corp. Class H (Ñ)	30,223,000	25,316
China Life Insurance Co., Ltd. Class H (Ñ)	9,426,000	45,770
China Merchants Bank Co., Ltd. (Ñ)	3,033,500	11,538
China Petroleum & Chemical Corp. Class H (Ñ)	26,545,000	29,232
China Shenhua Energy Co., Ltd. (Ñ)	2,756,300	11,998
China Shipping Container Lines Co., Ltd. Class H (Ñ)	11,020,500	8,647
China Shipping Development Co., Ltd. Class H (Ñ)	5,566,000	17,142
China Telecom Corp., Ltd. Class H (Ñ)	8,678,000	5,040
Guangzhou R&F Properties Co., Ltd. (Ñ)	4,140,800	17,035
Harbin Power Equipment Class H (Ñ)	4,816,000	10,589
Industrial & Commercial Bank of China (Ñ)	25,739,000	16,983
Jiangxi Copper Co., Ltd. Class H (Ñ)	4,705,000	11,038
PetroChina Co., Ltd. Class H (Ñ)	24,302,000	35,103
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,670,500	27,948
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	2,056
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	8,510,000	5,882

Emerging Markets Fund
9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Zijin Mining Group Co., Ltd. Class H (Ñ)	6,365,000	5,718
ZTE Corp. Class H (Ñ)	259,700	1,288
		346,011
Egypt - 0.9%
Egyptian Financial Group-Hermes Holding	1,030,621	7,840
El Sewedy Cables Holding Co. (Æ)	427,489	5,989
Orascom Construction Industries	133,942	8,957
Orascom Hotels & Development (Æ)	282,574	3,005
Orascom Telecom Holding SAE	128,116	1,473
Orascom Telecom Holding SAE - GDR (l)	34,800	2,008
Telecom Egypt	1,222,644	3,644
		32,916
Hong Kong - 4.5%
Beijing Enterprises Holdings, Ltd. (Ñ)	1,082,000	4,733
China Everbright, Ltd. (Æ)(Ñ)	2,244,000	7,141
China Mobile, Ltd. (Ñ)	7,252,700	98,214
China Overseas Land & Investment, Ltd. (Ñ)	9,274,000	19,393
China Resources Enterprise (Ñ)	1,176,000	4,809
China Resources Power Holdings Co. (Ñ)	4,124,000	11,847
CNOOC, Ltd. (Ñ)	16,150,500	19,828
Guangdong Investment, Ltd.	7,072,000	4,459
Shenzhen Investment, Ltd.	5,658,000	4,723
		175,147
Hungary - 1.9%
Magyar Telekom Telecommunications PLC	742,977	3,707
MOL Hungarian Oil and Gas NyRt	180,842	25,779
OTP Bank Nyrt	810,748	40,894
Richter Gedeon Nyrt	21,130	4,159
		74,539
India - 0.9%
Aditya Birla Nuvo, Ltd.	70,885	2,409
Bharat Heavy Electricals, Ltd.	51,340	2,381
Firstsource Solutions, Ltd. (Æ)	244,242	502
Housing Development Finance Corp.	23,465	1,136
ICICI Bank, Ltd.	56,835	1,237
ICICI Bank, Ltd. - ADR	72,700	3,231
Idea Cellular, Ltd. (Æ)	637,437	1,912
Infosys Technologies, Ltd.	100,174	4,561
Larsen & Toubro, Ltd.	71,198	4,507
Reliance Communications, Ltd.	188,009	2,507
Reliance Industries, Ltd.	88,200	4,230
Suzlon Energy, Ltd.	106,750	3,314
Tata Consultancy Services, Ltd.	32,182	842
		32,769

	Principal Amount ($) or Shares	Market Value $
Indonesia - 2.4%
Aneka Tambang Tbk PT	43,707,500	10,493
Bank Central Asia Tbk PT	6,176,500	3,952
Bank Mandiri Persero Tbk PT	10,479,500	3,643
Bank Rakyat Indonesia	16,149,500	10,766
Berlian Laju Tanker Tbk PT	46,458,000	7,670
PT Astra International Tbk	9,301,120	17,743
Telekomunikasi Indonesia Tbk PT	30,015,500	34,779
United Tractors Tbk PT	6,205,000	5,383
		94,429
Ireland - 0.1%
Dragon Oil PLC (Æ)	1,095,283	5,066
Israel - 0.9%
Elbit Systems, Ltd.	78,494	3,514
Israel Chemicals, Ltd.	589,570	4,631
Makhteshim-Agan Industries, Ltd. (Æ)	593,880	4,564
Ormat Industries	255,735	3,413
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	462,813	19,901
		36,023
Kazakhstan - 0.1%
Kazkommertsbank - GDR (Æ)	127,227	2,007
Luxembourg - 0.6%
Evraz Group SA - GDR	100,105	5,055
Tenaris SA - ADR	387,400	18,181
		23,236
Malaysia - 1.1%
Bumiputra-Commerce Holdings BHD	2,146,900	6,720
Digi.Com BHD	572,900	3,337
Genting BHD	2,712,400	5,687
IOI Corp. BHD	4,026,575	5,834
Kuala Lumpur Kepong BHD	741,500	2,327
Malayan Banking BHD	1,798,800	6,038
MISC BHD	486,000	1,255
Resorts World BHD	3,903,945	4,240
Telekom Malaysia BHD	1,360,800	3,799
Tenaga Nasional BHD	925,300	2,675
		41,912
Mexico - 2.9%
America Movil SAB de CV	7,151,500	21,630
America Movil SAB de CV Series L (Ñ)	297,774	18,003
Banco Compartamos SA de CV (Æ)	872,800	4,533
Cemex SAB de CV (Æ)	1,521,967	4,910
Cemex SAB de CV - ADR (Æ)(Ñ)	297,782	9,615

Emerging Markets Fund
10

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Controladora Comercial Mexicana SAB de CV	1,476,300	4,077
Corporacion GEO SAB de CV (Æ)	920,400	4,791
Grupo Aeroportuario del Pacifico SA de CV - ADR (Ñ)	102,423	5,169
Grupo Famsa SAB de CV Class A (Æ)	962,600	4,280
Grupo Financiero Banorte SAB de CV Class O	1,126,612	4,594
Grupo Mexico SAB de CV	1,920,356	12,015
Grupo Televisa SA - ADR	283,478	7,388
Telefonos de Mexico SAB de CV Series L	196,556	6,946
Wal-Mart de Mexico SAB de CV	1,769,850	6,298
		114,249
Netherlands - 0.1%
X 5 Retail Group NV - GDR (Æ)	101,903	3,428
Nigeria - 0.2%
Guaranty Trust Bank - GDR (Æ)(l)	525,700	5,888
Pakistan - 1.4%
Engro Chemical Pakistan, Ltd.	1,446,700	5,416
MCB Bank, Ltd.	2,298,535	11,816
National Bank of Pakistan	2,230,264	8,462
Nishat Mills, Ltd.	2,870,000	4,603
Oil & Gas Development Co., Ltd.	3,523,800	6,157
Pakistan State Oil Co., Ltd.	1,374,500	7,463
Pakistan Telecommunication Co., Ltd.	11,068,455	8,894
		52,811
Peru - 0.4%
Cia de Minas Buenaventura SA - ADR (Ñ)	410,100	15,678
Philippines - 1.4%
Ayala Corp.	903,074	9,721
Ayala Land, Inc.	49,072,725	15,301
Filinvest Land, Inc. (Æ)	25,938,000	887
Megaworld Corp.	40,279,100	3,042
Philippine Long Distance Telephone Co. - ADR	423,288	24,860
		53,811
Poland - 1.2%
Bank BPH SA	7,811	2,522
Bank Pekao SA	41,494	3,616
Bank Zachodni WBK SA	24,587	2,220
BRE Bank SA (Æ)	8,001	1,426
Getin Holding SA (Æ)	463,924	2,190
Globe Trade Centre SA (Æ)	255,596	3,847
Grupa Kety SA	20,283	1,554

	Principal Amount ($) or Shares	Market Value $
KGHM Polska Miedz SA	119,881	4,950
Polish Oil & Gas Co.	2,114,577	3,935
Polski Koncern Naftowy Orlen (Æ)	320,146	6,551
Powszechna Kasa Oszczednosci Bank Polski SA	477,765	9,140
Telekomunikacja Polska SA	413,531	3,198
TVN SA	282,885	2,369
		47,518
Russia - 7.2%
AvtoVAZ	10,142	1,623
Chelyabinsk Zinc Plant - GDR (Æ)(l)	40,761	491
Comstar United Telesystems - GDR	609,266	6,690
Gazprom OAO - ADR (Ñ)	2,377,841	98,799
Kalina	48,820	1,782
LUKOIL - ADR	512,823	38,052
Mechel - ADR	90,000	3,918
MMC Norilsk Nickel - ADR	129,500	28,879
Mobile Telesystems OJSC - ADR (Æ)	144,868	9,585
Novolipetsk Steel - GDR	17,544	567
Sberbank	7,554,393	28,901
Sistema JSFC - GDR	103,967	3,170
Sistema-Hals - GDR (Æ)(l)	172,540	2,036
Surgutneftegaz - ADR(Ñ)	221,775	14,025
Unified Energy System (Æ)	11,140,003	13,954
Vimpel-Communications - ADR (Ñ)	714,227	17,427
VTB Bank OJSC - GDR (Æ)(l)	385,137	3,616
Wimm-Bill-Dann Foods OJSC	39,111	3,105
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	21,731	2,224
		278,844
Singapore - 0.1%
Yangzijiang Shipbuilding Holdings, Ltd. (Æ)(Ñ)	4,439,641	5,395
South Africa - 7.1%
African Bank Investments, Ltd.	1,049,628	4,632
African Rainbow Minerals, Ltd. (Æ)	278,281	4,579
Anglo Platinum, Ltd.	90,533	12,108
Aveng, Ltd.	1,212,999	8,987
Barloworld, Ltd.	598,355	10,283
Bidvest Group, Ltd.	392,491	7,651
Exxaro Resources, Ltd.	295,831	3,017
FirstRand, Ltd.	4,300,287	14,078
Foschini, Ltd.	897,791	7,291
Gold Fields, Ltd.	397,190	6,095
Impala Platinum Holdings, Ltd.	806,520	23,957
Kumba Iron Ore, Ltd.	380,382	11,056
Massmart Holdings, Ltd.	477,336	6,153
Metropolitan Holdings, Ltd.	2,583,674	5,356
Mittal Steel South Africa, Ltd.	765,797	13,256
MTN Group, Ltd.	1,661,806	25,348

Emerging Markets Fund
11

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Murray & Roberts Holdings, Ltd.	1,038,636	10,961
Naspers, Ltd.	236,299	5,932
Pretoria Portland Cement Co., Ltd.	901,104	5,714
Sanlam, Ltd.	2,997,847	9,056
Sasol, Ltd.	840,236	34,030
Standard Bank Group, Ltd.	1,688,506	24,710
Telkom SA, Ltd.	413,713	10,220
Tiger Brands, Ltd.	177,463	4,667
Truworths International, Ltd.	1,714,855	7,874
		277,011
South Korea - 14.1%
Daelim Industrial Co.	103,912	17,391
Dongbu Insurance Co., Ltd.	211,370	8,862
GS Engineering & Construction Corp.	68,311	10,804
Hana Financial Group, Inc.	212,535	10,067
Hanjin Heavy Industries & Const Holdings Co., Ltd.	25,977	1,182
Hanjin Heavy Industries & Construction Co., Ltd. (Æ)	70,233	6,026
Hyundai Department Store Co., Ltd.	83,817	9,509
Hyundai Development Co.	156,188	14,007
Hyundai Heavy Industries	36,108	14,396
Hyundai Mipo Dockyard	80,416	24,043
Hyundai Mobis	73,197	7,901
Hyundai Motor Co.	143,991	10,682
Hyundai Steel Co.	119,740	9,617
Industrial Bank of Korea	115,300	2,525
Kookmin Bank	420,501	34,150
Korea Investment Holdings Co., Ltd.	185,800	11,986
Korea Kumho Petrochemical	90,340	7,107
Korea Zinc Co., Ltd.	17,120	3,445
Korean Air Lines Co., Ltd.	136,544	9,278
KT&G Corp.	296,451	22,560
LG Chem, Ltd.	132,120	13,759
LG Electronics, Inc.	191,325	14,708
LG Fashion Corp.	100,360	3,018
LG Petrochemical Co., Ltd.	57,270	2,776
LS Cable, Ltd.	114,814	11,817
NHN Corp. (Æ)	86,419	16,708
POSCO	105,612	64,851
Pusan Bank	300,350	5,624
Samsung Electronics Co., Ltd.	126,375	80,040
Samsung Engineering Co., Ltd.	62,521	7,210
Samsung Fire & Marine Insurance Co., Ltd.	18,883	3,676
Samsung Techwin Co., Ltd.	145,140	10,536
Shinhan Financial Group Co., Ltd.	394,731	24,246
Shinsegae Co., Ltd.	10,101	6,683
SK Energy Co., Ltd. (Æ)	149,916	20,531
SK Holdings Co., Ltd.	61,233	9,448

	Principal Amount ($) or Shares	Market Value $
SK Telecom Co., Ltd.	58,798	12,941
Woori Finance Holdings Co., Ltd.	225,990	5,149
		549,259
Sri Lanka - 0.3%
Dialog Telekom, Ltd.	56,711,403	11,290
Taiwan - 6.0%
Acer, Inc.	900,305	1,587
Asia Cement Corp.	3,814,560	5,346
Asustek Computer, Inc.	1,997,891	5,991
AU Optronics Corp.	5,492,862	8,034
Catcher Technology Co., Ltd.	444,257	3,573
Cathay Financial Holding Co., Ltd.	5,668,057	12,608
China Steel Corp.	9,563,873	12,968
Chinatrust Financial Holding Co., Ltd. (Æ)	2,200,785	1,652
Chunghwa Telecom Co., Ltd.	3,663,308	6,500
D-Link Corp.	1,216,860	2,677
Delta Electronics, Inc.	2,082,537	7,801
Far Eastern Textile Co., Ltd.	4,851,178	5,734
First Financial Holding Co., Ltd.	5,189,989	3,583
Formosa Chemicals & Fibre Corp.	3,244,543	7,932
Formosa Petrochemical Corp.	1,560,000	4,344
Formosa Taffeta Co., Ltd.	3,043,000	3,455
Foxconn Technology Co., Ltd.	362,250	3,313
High Tech Computer Corp.	241,540	3,291
HON HAI Precision Industry Co., Ltd.	3,711,666	27,729
InnoLux Display Corp.	1,415,222	6,009
Inventec Co., Ltd.	2,688,504	1,722
MediaTek, Inc.	793,999	13,563
Nan Ya Plastics Corp.	4,203,158	10,214
Powertech Technology, Inc.	958,812	3,845
Richtek Technology Corp.	198,950	2,180
Shin Kong Financial Holding Co., Ltd.	3,440,273	3,341
Siliconware Precision Industries Co.	3,648,116	7,342
Taishin Financial Holdings Co., Ltd. (Æ)	5,124,700	2,571
Taiwan Fertilizer Co., Ltd.	647,000	1,344
Taiwan Semiconductor Manufacturing Co., Ltd.	15,062,118	28,756
Tripod Technology Corp.	1,165,335	4,825
U-Ming Marine Transport Corp. (Æ)	2,794,000	8,303
United Microelectronics Corp.	5,533,846	3,099
Wistron Corp.	2,163,563	3,960
Yuanta Financial Holding Co., Ltd. (Æ)	7,797,220	4,437
		233,629
Thailand - 1.7%
Advanced Info Service PCL	649,200	1,797
Bangkok Bank PCL	1,762,000	6,115
Banpu PCL	1,026,300	9,000
Kasikornbank PCL	2,838,300	6,582

Emerging Markets Fund
12

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Krung Thai Bank PCL	12,432,500	4,103
PTT Chemical PCL	2,182,954	6,999
PTT PCL	1,383,533	11,775
Siam Cement PCL	635,700	4,661
Thai Oil PCL	1,542,518	3,687
Total Access Communication PCL (Æ)(Ñ)	3,075,500	3,832
True Corp. PCL (Æ)	30,846,700	6,158
		64,709
Turkey - 2.8%
Akbank TAS	2,425,327	15,438
Akcansa Cimento AS	90,848	696
Anadolu Efes Biracilik Ve Malt Sanayii AS	59,398	2,168
Asya Katilim Bankasi AS (Æ)	727,642	4,745
BIM Birlesik Magazalar AS	44,494	3,267
Coca-Cola Icecek AS	138,557	1,170
Enka Insaat ve Sanayi AS	419,949	4,623
Eregli Demir ve Celik Fabrikalari TAS	1,162,433	9,093
Ford Otomotiv Sanayi AS	118,416	1,136
Haci Omer Sabanci Holding AS	873,113	4,819
Koc Holding AS (Æ)	647,945	2,954
Petkim Petrokimya Holding (Æ)	232,076	1,753
Tofas Turk Otomobil Fabrikasi AS	689,665	3,143
Tupras Turkiye Petrol Rafine	234,667	5,354
Turk Hava Yollari (Æ)	571,247	3,984
Turkcell Iletisim Hizmet AS	1,275,449	9,248
Turkiye Garanti Bankasi AS	2,881,980	18,390
Turkiye Halk Bankasi AS (Æ)	245,024	1,645
Turkiye Is Bankasi Class C	1,698,112	8,246
Yapi ve Kredi Bankasi (Æ)	1,678,717	4,804
		106,676
United Kingdom - 0.4%
Anglo American PLC - ADR (Ñ)	192,920	5,521
BHP Billiton PLC	275,260	8,122
		13,643
United States - 1.4%
BMB Munai, Inc. (Æ)	437,800	2,644
Caspian Services, Inc. (Æ)(Ñ)	32,200	93
Southern Copper Corp. (Ñ)	494,669	52,064
		54,801
Total Common Stocks (cost $1,993,693)		3,288,189
Preferred Stocks - 3.2%
Brazil - 2.6%
Banco Cruzeiro do Sul SA Class Preferenc (Æ)	1,095,755	7,333
Banco Daycoval SA Class Preferenc (Æ)	735,713	6,337

	Principal Amount ($) or Shares	Market Value $
Banco Itau Holding Financeira SA	546,270	23,945
Banco Pine SA (Æ)	622,764	6,342
Banco Sofisa SA (Æ)	1,105,318	8,169
Bradespar SA	546,672	23,126
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	155,520,000	8,767
Investimentos Itau SA	1,247,531	7,503
NET Servicos de Comunicacao SA (Æ)	550,538	8,278
Petroleo Brasileiro SA	106,300	2,828
		102,628
South Korea - 0.6%
Hyundai Motor Co.	72,100	2,870
LG Electronics, Inc.	25,720	1,138
Samsung Electronics Co., Ltd.	37,061	17,420
		21,428
Total Preferred Stocks (cost $70,361)		124,056
Warrants & Rights - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment, Ltd. 2008 Warrant (Æ)	772,833	482
Total Warrants & Rights (cost $0)		482
Short-Term Investments - 11.0%
Italy - 1.0%
Unicredito Italiano SpA 5.355% due 01/14/08	38,600	38,607
Sweden - 2.2%
Skandinaviska Enskilda Banken 5.310% due 10/23/07	86,400	86,400
United States - 7.8%
SSgA Prime Money Market Fund	301,941,444	301,941
Total Short-Term Investments (cost $426,944)		426,948
Other Securities - 8.3%
State Street Navigator Securities Prime Lending Portfolio (d)	323,330,080	323,330
Total Other Securities (cost $323,330)		323,330
Total Investments - 107.2% (identified cost $2,814,328)		4,163,005
Other Assets and Liabilities, Net - (7.2%)		(278,738)
Net Assets - 100.0%		3,884,267

A portion of the portfolio has been fair valued as of period end.
13

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
MSCI Taiwan Index expiration date 09/07 (2,889)	100,392	3,217
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		3,217

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2,184	ILS	9,000	09/04/07	(2)
USD	45,656	MYR	157,969	11/27/07	(320)
USD	869	PHP	40,350	09/04/07	(2)
GBP	141	ILS	1,177	09/03/07	—
GBP	141	ILS	1,177	09/03/07	—
HKD	16,819	ILS	8,907	09/03/07	(1)
HKD	16,819	ILS	8,907	09/03/07	4
TRY	1,092	ILS	3,464	09/03/07	(2)
TRY	1,092	ILS	3,464	09/03/07	2
ZAR	3,153	ILS	1,824	09/03/07	1
ZAR	3,153	ILS	1,824	09/03/07	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(320)

See accompanying notes which are an integral part of the financial statements.
14

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Index Swap Contracts

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	6,172	3 Month USD LIBOR- BBA minus 2.25%	08/31/07	254
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	5,161	3 Month USD LIBOR- BBA minus 2.00%	07/07/08	(260)
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	2,559	3 Month USD LIBOR- BBA minus 1.00%	08/18/08	554
MSCI Egypt Gross Dividends Reinvested	Merrill Lynch	1,653	3 Month USD LIBOR- BBA minus 3.50%	10/16/07	(156)
MSCI Egypt Gross Dividends Reinvested	Merrill Lynch	4,130	3 Month USD LIBOR- BBA minus 3.50%	10/16/07	(390)
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	8,820	3 Month USD LIBOR- BBA minus 3.25%	04/10/08	(870)
MSCI India Gross Dividends Reinvested	Morgan Stanley	14,742	3 Month USD LIBOR- BBA minus 3.25%	10/25/07	(337)
MSCI India Gross Dividends Reinvested	Morgan Stanley	8,993	3 Month USD LIBOR- BBA minus 3.25%	10/25/07	(251)
MSCI India Gross Dividends Reinvested	Morgan Stanley	12,253	3 Month USD LIBOR- BBA minus 2.25%	12/13/07	947
MSCI India Gross Dividends Reinvested	Merrill Lynch	6,329	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	13
MSCI India Gross Dividends Reinvested	Merrill Lynch	11,189	3 Month USD LIBOR- BBA minus 3.00%	04/30/08	(110)
MSCI Malaysia Gross Dividends Reinvested	Merrill Lynch	3,659	3 Month USD LIBOR- BBA minus 2.00%	04/30/08	(244)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	8,563	3 Month USD LIBOR- BBA minus 2.75%	09/21/07	(678)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	6,719	3 Month USD LIBOR- BBA minus 2.50%	10/02/07	(461)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	3,586	3 Month USD LIBOR- BBA minus 2.50%	10/16/07	(313)
MSCI Mexico Free Gross Dividends Reinvested	Merrill Lynch	8,763	3 Month USD LIBOR- BBA minus 1.50%	11/12/07	303
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	8,741	3 Month USD LIBOR- BBA minus 2.00%	03/07/08	(417)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	9,609	3 Month USD LIBOR- BBA minus 2.25%	04/30/08	(164)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	6,223	3 Month USD LIBOR- BBA minus 2.00%	05/16/08	707
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	5,199	3 Month USD LIBOR- BBA minus 2.25%	06/16/08	(397)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	7,150	3 Month USD LIBOR- BBA minus 2.50%	10/15/07	(680)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,830	3 Month USD LIBOR- BBA minus 2.25%	11/30/07	(333)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,867	3 Month USD LIBOR- BBA minus 2.25%	12/04/07	(335)

See accompanying notes which are an integral part of the financial statements.
15

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Index Swap Contracts

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,246	3 Month USD LIBOR- BBA minus 2.00%	01/28/08	12
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,156	3 Month USD LIBOR- BBA minus 2.25%	01/28/08	30
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,738	3 Month USD LIBOR- BBA minus 2.00%	02/18/08	538
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,175	3 Month USD LIBOR- BBA minus 2.00%	07/03/08	(378)
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	2,116	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	42
MSCI Taiwan Index Price Return Index	Citigroup	18,364	3 Month USD LIBOR- BBA minus 0.90%	05/31/08	1,532
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	11,455	3 Month USD LIBOR- BBA minus 2.50%	10/15/07	(660)
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	5,200	3 Month USD LIBOR- BBA minus 2.75%	12/14/07	691
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	3,857	3 Month USD LIBOR- BBA minus 2.25%	01/22/08	(581)
MSCI Turkey Free Gross Dividends Reinvested	Merrill Lynch	5,029	3 Month USD LIBOR- BBA minus 2.75%	04/30/08	(139)
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	1,700	3 Month USD LIBOR- BBA minus 2.50%	07/14/08	(98)
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(2,629)

See accompanying notes which are an integral part of the financial statements.
16

SSgA
Emerging Markets Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	5.0	194,176
Consumer Staples	2.3	87,934
Energy	11.7	454,136
Financials	23.4	910,394
Health Care	0.8	29,286
Industrials	8.2	319,410
Information Technology	6.8	264,605
Materials	17.4	675,562
Telecommunication Services	9.9	384,353
Utilities	2.4	92,389
Warrants & Rights	—	482
Short-Term Investments	11.0	426,948
Other Securities	8.3	323,330
Total Investments	107.2	4,163,005
Other Assets and Liabilities, Net	(7.2)	(278,738)
Net Assets	100.0	3,884,267
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Africa	7.3	282,899
Asia	43.4	1,683,082
Europe	13.9	539,307
Latin America	19.6	768,049
Middle East	1.9	70,946
Other Regions	12.4	481,749
United Kingdom	0.4	13,643
Other Securities	8.3	323,330
Total Investments	107.2	4,163,005
Other Assets and Liabilities, Net	(7.2)	(278,738)
Net Assets	100.0	3,884,267

See accompanying notes which are an integral part of the financial statements.
17

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Argentina	0.4
Bermuda	0.9
Brazil	11.4
Cayman Islands	1.0
China	8.9
Egypt	0.9
Hong Kong	4.5
Hungary	1.9
India	0.9
Indonesia	2.4
Ireland	0.1
Israel	0.9
Kazakhstan	0.1
Luxembourg	0.6
Malaysia	1.1
Mexico	2.9
Netherlands	0.1
Nigeria	0.2
Pakistan	1.4
Peru	0.4
Philippines	1.4
Poland	1.2
Russia	7.2
Singapore	0.1
South Africa	7.1
South Korea	14.1
Sri Lanka	0.3
Taiwan	6.0
Thailand	1.7
Turkey	2.8
United Kingdom	0.4
United States	1.4
Preferred Stock	3.2
Warrants & Rights	—	*
Short-Term Investments	11.0
Other Securities	8.3
Total Investments	107.2
Other Assets and Liabilities, Net	(7.2)
	100.0
Futures Contracts	—	*
Foreign Currency Exchange Contracts	(—	)*
Index Swap Contracts	(—	)*

See accompanying notes which are an integral part of the financial statements.
18

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily equity securities of foreign issuers.

Strategy:  The management team utilizes a proprietary bottom-up stock selection process that is based on a quantative multi-factor model used to select the best securities within each underlying country in the MSCI EAFE Index. Portfolio construction focuses on strong risk control for excessive size or style exposures and is benchmark oriented.

International Stock Selection Fund – Institutional Class

Period Ended 08/31/07	Total Return
1 Year	19.07%
5 Years	21.72	%+
10 Years	8.13	%+

International Stock Selection Fund – Class R‡

Period Ended 08/31/07	Total Return
1 Year	18.41%
5 Years	21.08	%+
10 Years	7.56	%+

MSCI® EAFE® Index (Net Dividend)#

Period Ended 08/31/07	Total Return
1 Year	18.71%
5 Years	19.53	%+
10 Years	8.00	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the International Stock Selection Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 1.20% and 1.69%, respectively.

See related Notes on following page.

International Stock Selection Fund
19

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA International Stock Selection Fund Institutional Class and Class R (together, the "Fund") returned 19.07% and 18.41% respectively (assuming reinvestment of dividends and distributions, versus the 18.71% return of the MSCI® EAFE® (Net Dividend) Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly, and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's outperformance versus its benchmark for the twelve month period ended August 31, 2007, was driven by strong performance in European and Japanese equities. Hong Kong and Australia also chipped in with positive excess returns for the year. From a sector standpoint, relative gains were paced by strong stock selection in materials, and consumer discretionary equities. The Fund also benefited from holdings in industrials, health care, energy and telecoms. Overall, the Fund outperformed in seven of ten sector categories for the period.

The top performing individual names in the period included overweights to Volkswagen, as well as Swiss drug maker, Actelion, which both gained appreciably and contributed to the excess returns. Other names adding significant value over the period included overweights in ThyssenKrupp AG, Volvo AB and JFE Holdings, which all gained significantly over the 12-month period. On the downside, the Fund's performance was hurt by its holdings in certain Singapore equities, which modestly offset gains elsewhere. Financials were the primary drag from a sector standpoint as concern over events in the U.S. mortgage markets led to a secular downturn beginning in the first calendar quarter of 2007 and continuing through the end of August 2007. Overall, financials negatively impacted 12-month excess returns. Fund performance was also hurt by information technology holdings as well as utilities, which offset gains elsewhere.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The International Stock Selection Fund employs a core, risk-controlled investment methodology that derives excess returns relative to the Index entirely from individual stock allocations versus specific sector, style or thematic biases. Consequently, the Fund does not rely upon broader market returns to drive performance from period to period.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1997.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index is a trademark of Morgan Stanley Capital International. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

  ‡  Performance for the International Stock Selection Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

International Stock Selection Fund
20

SSgA

International Stock Selection Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,056.80	$1,020.16
Expenses Paid During Period *	$5.18	$5.09

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,053.40	$1,017.80
Expenses Paid During Period *	$7.61	$7.48

* Expenses are equal to the Fund's expense ratio of 1.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund
21

This page has been intentionally left blank.

SSgA
International Stock Selection Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.6%
Australia - 6.8%
Ansell, Ltd. (Ñ)	1,149,486	12,330
Centro Properties Group (Ñ)	1,733,119	11,627
Commonwealth Bank of Australia (Ñ)	682,615	30,815
Commonwealth Property Office Fund (Ñ)	16,960,612	23,333
CSL, Ltd. (Ñ)	494,330	39,768
GPT Group (Ñ)	2,121,955	8,307
Rio Tinto, Ltd. (Ñ)	562,662	43,109
Stockland (Ñ)	2,660,838	18,709
Suncorp-Metway, Ltd. (Ñ)	1,721,724	28,327
		216,325
Belgium - 1.7%
Dexia SA	592,303	16,342
Fortis (Ñ)	1,014,265	37,241
		53,583
Bermuda - 0.6%
Orient Overseas International, Ltd. (Ñ)	1,612,000	17,545
Cayman Islands - 0.5%
Kingboard Chemical Holdings, Ltd.	2,768,000	16,450
Denmark - 0.6%
Danske Bank A/S	438,200	18,005
Finland - 1.9%
Nokia OYJ	1,208,704	39,802
Rautaruukki OYJ	349,113	19,100
		58,902
France - 9.3%
Accor SA (Ñ)	217,107	18,700
AXA SA (Ñ)	733,695	29,479
BNP Paribas (Ñ)	339,454	35,906
Bouygues (Ñ)	517,766	40,878
Business Objects SA (Æ)	287,848	12,636
Capital Gemini SA (Ñ)	346,029	22,443
PPR (Ñ)	171,783	29,745
Societe Generale (Ñ)	219,435	35,490
Total SA (Ñ)	913,864	68,636
		293,913
Germany - 11.3%
BASF AG (Ñ)	493,843	65,380
DaimlerChrysler AG	198,894	17,746
Deutsche Bank AG (Ñ)	281,792	34,819
Deutsche Lufthansa AG	564,942	16,492
E.ON AG (Ñ)	330,987	55,557
MAN AG (Ñ)	334,047	48,066

	Principal Amount ($) or Shares	Market Value $
Salzgitter AG	143,836	28,443
ThyssenKrupp AG	533,397	31,191
Volkswagen AG (Ñ)	292,406	60,408
		358,102
Ireland - 0.4%
Independent News & Media PLC	2,725,045	12,831
Italy - 2.8%
Enel SpA (Ñ)	2,468,501	25,497
ENI SpA (Ñ)	1,857,930	64,078
		89,575
Japan - 20.4%
Alfresa Holdings Corp. (Ñ)	259,400	17,319
Amada Co., Ltd. (Ñ)	2,609,000	28,557
Aozora Bank, Ltd. (Ñ)	7,143,000	23,859
Asahi Breweries, Ltd.	1,174,300	17,414
Bank of Yokohama, Ltd. (The)	1,640,000	11,676
Brother Industries, Ltd. (Ñ)	374,400	4,784
Canon, Inc.	331,200	18,948
Central Japan Railway Co.	2,325	26,213
Chubu Electric Power Co., Inc.	1,066,200	28,482
Fujitsu, Ltd. (Ñ)	4,885,000	33,425
Honda Motor Co., Ltd.	970,100	32,000
Itochu Corp.	2,581,000	28,322
Makita Corp.	604,400	23,487
Mitsubishi Corp. (Ñ)	1,960,800	55,951
Mitsubishi Electric Corp.	1,707,000	20,268
Mitsui Mining & Smelting Co., Ltd.	3,599,000	14,771
Mitsui OSK Lines, Ltd. (Ñ)	2,490,000	37,122
Mizuho Financial Group, Inc.	8,247	51,910
NTT Data Corp. (Ñ)	4,442	21,494
Sekisui House, Ltd.	1,137,000	14,770
Shimachu Co., Ltd. (Ñ)	559,600	15,283
Takeda Pharmaceutical Co., Ltd.	426,600	29,380
Tokyo Electron, Ltd. (Ñ)	465,300	33,325
Toyo Suisan Kaisha, Ltd.	758,000	13,261
Toyota Motor Corp.	599,000	34,747
UNY Co., Ltd. (Ñ)	1,144,000	9,976
		646,744
Luxembourg - 1.4%
ArcelorMittal (Ñ)	694,777	45,878
Netherlands - 5.3%
Aegon NV	1,076,427	19,681
ING Groep NV (Ñ)	820,132	33,057
Royal KPN NV (Ñ)	4,131,282	64,553
Unilever NV	1,659,114	50,747
		168,038

International Stock Selection Fund

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Singapore - 0.7%
Singapore Exchange, Ltd.	2,550,000	16,251
Wing Tai Holdings, Ltd. (Ñ)	2,652,000	6,040
		22,291
Spain - 5.2%
Altadis SA	392,738	26,091
Banco Bilbao Vizcaya Argentaria SA (Ñ)	2,077,882	47,912
Banco Santander SA	3,491,061	63,860
Endesa SA (Ñ)	510,040	27,723
		165,586
Sweden - 3.2%
Electrolux AB (Ñ)	1,067,700	23,973
Nordea Bank AB (Ñ)	2,943,915	44,903
Volvo AB Class B (Æ)(Ñ)	1,817,800	31,408
		100,284
Switzerland - 7.2%
ABB, Ltd.	1,253,365	30,894
Actelion, Ltd. (Æ)(Ñ)	733,530	40,761
Baloise Holding AG	266,448	24,436
Compagnie Financiere Richemont SA Class A	262,858	16,309
Credit Suisse Group	382,431	25,051
Georg Fischer AG (Æ)	12,258	9,283
Roche Holding AG	178,448	31,054
Swiss Reinsurance (Ñ)	256,146	21,605
Zurich Financial Services AG	103,830	29,778
		229,171
United Kingdom - 16.3%
Antofagasta PLC	1,843,343	26,508
AstraZeneca PLC	630,604	31,124
Barclays PLC	4,524,218	56,044
BHP Billiton PLC	534,682	15,790
BP PLC	4,390,392	49,253
BT Group PLC	7,864,593	50,072
Centrica PLC	1,551,557	12,080
Daily Mail & General Trust Class A	2,081,610	28,500
GlaxoSmithKline PLC	1,283,007	33,484
Imperial Tobacco Group PLC	1,170,433	52,941
Marks & Spencer Group PLC	2,098,295	26,486
Michael Page International PLC	2,415,111	23,448
Reckitt Benckiser PLC	198,960	10,839
Royal Bank of Scotland Group PLC	2,740,938	31,820
Royal Dutch Shell PLC Class A (Ñ)	739,312	28,663

	Principal Amount ($) or Shares	Market Value $
SABMiller PLC	604,485	16,653
Vodafone Group PLC	7,290,825	23,583
		517,288
Total Common Stocks (cost $2,745,818)		3,030,511
Short-Term Investments - 2.7%
United States - 2.7%
SSgA Prime Money Market Fund	85,978,111	85,978
Total Short-Term Investments (cost $85,978)		85,978
Other Securities - 19.9%
State Street Navigator Securities Prime Lending Portfolio (d)	629,452,475	629,452
Total Other Securities (cost $629,452)		629,452
Total Investments - 118.2% (identified cost $3,461,248)		3,745,941
Other Assets and Liabilities, Net - (18.2%)		(575,983)
Net Assets - 100.0%		3,169,958

A portion of the portfolio has been fair valued as of period end.

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 09/07 (2,117)	72,554	310
TOPIX Index (Japan) expiration date 09/07 (172)	23,912	(69)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		241

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	46,414	EUR	34,000	09/21/07	(53)
USD	24,177	GBP	12,010	09/04/07	38
USD	6,030	GBP	3,000	09/21/07	16
USD	15,154	JPY	1,750,000	09/21/07	4
EUR	16,380	CHF	26,871	09/03/07	(2)
EUR	16,380	CHF	26,871	09/03/07	(84)
EUR	2,389	CHF	3,930	09/04/07	(3)
EUR	2,389	CHF	3,930	09/04/07	—
EUR	8,828	DKK	65,753	09/04/07	(2)
EUR	8,828	DKK	65,753	09/04/07	—
EUR	7,510	SGD	15,607	09/04/07	—
EUR	7,510	SGD	15,607	09/04/07	8
SEK	39,918	SGD	8,820	09/03/07	(11)
SEK	39,918	SGD	8,820	09/03/07	11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(78)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	11.1	350,757
Consumer Staples	6.7	211,433
Energy	6.6	210,630
Financials	29.1	922,261
Health Care	7.0	222,890
Industrials	12.9	409,948
Information Technology	5.7	182,073
Materials	10.1	318,950
Telecommunication Services	4.4	138,208
Utilities	4.7	149,339
Other Securities	19.9	629,452
Total Investments	118.2	3,745,941
Other Assets and Liabilities, Net	(18.2)	(575,983)
Net Assets	100.0	3,169,958
Geographic Diversification (Unaudited) % of Market	Net Assets	Value $
Asia	7.5	238,616
Europe	50.3	1,593,868
Japan	20.4	646,744
Latin America	1.1	33,995
United Kingdom	16.3	517,288
Other Regions	2.7	85,978
Other Securities	19.9	629,452
Total Investments	118.2	3,745,941
Other Assets and Liabilities, Net	(18.2)	(575,983)
Net Assets	100.0	3,169,958

See accompanying notes which are an integral part of the financial statements.

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Australia	6.8
Belgium	1.7
Bermuda	0.6
Cayman Islands	0.5
Denmark	0.6
Finland	1.9
France	9.3
Germany	11.3
Ireland	0.4
Italy	2.8
Japan	20.4
Luxembourg	1.4
Netherlands	5.3
Singapore	0.7
Spain	5.2
Sweden	3.2
Switzerland	7.2
United Kingdom	16.3
Short-Term Investments	2.7
Other Securities	19.9
Total Investments	118.2
Other Assets and Liabilities, Net	(18.2)
	100.0
Futures Contracts	—	*
Foreign Currency Exchange Contracts	(—	)*

See accompanying notes which are an integral part of the financial statements.

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily securities of foreign issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE®) Index.

Strategy:  The Fund will attempt to meet its objective through the active selection of foreign equity securities based on the fundamental analysis of companies and investment themes. The investment approach is defined predominantly by a bottom-up stock selection process, informed by a top-down macroeconomic outlook.

International Growth Opportunities Fund

Period Ended 08/31/07	Total Return
1 Year	16.30%
5 Years	15.77	%+
Inception	5.54	%+

MSCI® EAFE® Index (Net Dividend)#

Period Ended 08/31/07	Total Return
1 Year	18.71%
5 Years	19.53	%+
Inception	7.22	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the International Growth Opportunities Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 1.43%.

See related Notes page 29.

International Growth Opportunities Fund

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA International Growth Opportunities Fund (the "Fund") returned 16.30% (assuming reinvestment of dividends and distributions) versus the 18.71% return of the MSCI® EAFE® (Net Dividend) Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance during the previous 12 months ended August 31, 2007 was primarily impacted by stock selection. Specifically, stock selection in the energy, industrials, and utilities sectors had a positive impact on performance but not enough to offset the losses from other sectors. The largest positive contributors were ABB, Schlumberger, Nippon Building Fund and Komatsu. By region, the Fund's positioning in Asia-Pacific ex-Japan was the most influential factor on performance during the fiscal year.

Stock selection in the technology, materials and health care sectors in aggregate drove a majority of the Fund's underperformance relative to the Index. On a stock level, the largest detractors were Mizuho Financial Group, Sanofi-Aventis, Toto and Aozora Bank.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Developed equity markets during the 12 months ended August 31, 2007 were characterized by a strong market rally from September 2006 to January 2007, followed by volatile markets in the latter part of the fiscal year. While central banks in the UK and Europe, as well as India and China, remain on watch for additional policy tightening, robust economic trends in both Europe and Asia fueled strong equity markets through the first part of the fiscal year. Continued merger and acquisition activity also helped to keep global equities on a firm footing. In February 2007, buoyant markets were disrupted by heightened fears of slower global growth combined with a deepening gloom in the U.S. housing market and slower earnings growth from the corporate sector. However, after a sharp one day decline on February 27, 2007, precipitated by a nearly 9% drop in China, equity markets rebounded sharply over the next three months encouraged by resilient economic data. But the events of February brought to light underlying risks to the equity markets, which up until then, had been exceedingly optimistic that global growth would continue to remain strong despite a slowdown in the United States.

The Fund trailed the Index during the first half of the fiscal year, driven largely by the Fund's positioning in the technology, utilities and materials sectors. Offsetting some of the Fund's negative performance was an overweight and strong stock selection in the industrials sector. Market conditions continued to favor cyclical sectors, with industrials, materials, and utilities rallying strongly. However, growth-oriented sectors such as technology and health care, which traditionally enjoy a market premium as expectations of earnings growth decrease, were the laggards in the broader MSCI® EAFE® Index.

The market rallied strongly after February's sharp decline, but sentiment quickly reversed again in July 2007 following negative news from home lenders, downgraded mortgage-backed securities, and hedge funds' duress around the world. These headlines undermined the renewed optimism that had propelled the equity markets to new summer highs and forced investors to reassess their risk tolerances. Stock selection in the technology sector continued to be a drag on performance through the end of the fiscal year, with the health care and materials sectors also contributing to the decline. On the positive side, strong stock selection and sector positioning in energy, utilities and financials helped to offset some of the damage. Also positively impacting performance was the Fund's high quality focus which limited downside in turbulent markets over the past fiscal year. While short-term market volatility may persist for some time, the Fund's long-term investment philosophy and its focus on high quality companies with sustainable earnings growth remain unchanged. As investors continue to digest weaker economic news and reassess risks in the market, we believe the Fund is well-positioned to benefit as it is closely aligned with the portfolio management team's

International Growth Opportunities Fund

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

outlook for the global economy. In an environment of slower economic growth and decelerating corporate profits, market conditions have historically favored high quality companies that can generate stable earnings growth.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 27.

  *  The Fund commenced operations on May 1, 1998. Index comparison also began May 1, 1998.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and can be invested in directly.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

International Growth Opportunities Fund

SSgA

International Growth Opportunities Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,057.80	$1,019.66
Expenses Paid During Period *	$5.71	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Growth Opportunities Fund

SSgA
International Growth Opportunities Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Finland - 1.4%
Kone OYJ Class B	4,790	314
France - 18.9%
Air Liquide (Ñ)	4,648	594
L'Oreal SA (Ñ)	3,796	447
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	4,323	484
Natixis (Ñ)	14,776	315
Pernod-Ricard SA (Ñ)	2,080	438
Suez SA (Æ)	11,788	672
Total SA (Ñ)	16,163	1,214
		4,164
Germany - 7.2%
Allianz SE	2,349	504
Continental AG	3,195	415
Fresenius Medical Care AG & Co. KGaA	6,567	323
Merck KGaA	2,694	346
		1,588
Hong Kong - 2.0%
Hang Seng Bank, Ltd.	27,400	431
Ireland - 1.8%
Anglo Irish Bank Corp. PLC (Ñ)	21,721	408
Italy - 5.6%
Luxottica Group SpA (Ñ)	12,744	436
Mediolanum SpA (Ñ)	40,927	299
UniCredito Italiano SpA	58,676	502
		1,237
Japan - 23.1%
Dentsu, Inc. (Ñ)	139	388
Eisai Co., Ltd.	5,300	221
Hokuriku Electric Power Co. (Ñ)	19,400	393
Hoya Corp. (Ñ)	7,300	254
Kawasaki Heavy Industries, Ltd. (Ñ)	71,000	282
Komatsu, Ltd.	14,100	436
Matsushita Electric Works, Ltd.	21,000	257
Millea Holdings, Inc. (Ñ)	9,900	383
Mizuho Financial Group, Inc.	78	491
Nintendo Co., Ltd.	600	279
Nippon Electric Glass Co., Ltd. (Ñ)	15,000	218
Sapporo Hokuyo Holdings, Inc.	17	182
Shiseido Co., Ltd. (Ñ)	16,000	334
Sojitz Corp.	60,100	254
Tokyo Seimitsu Co., Ltd. (Ñ)	5,200	156
TOTO, Ltd.	36,000	287
Yahoo! Japan Corp.	763	283
		5,098

	Principal Amount ($) or Shares	Market Value $
Netherland Antilles - 1.4%
Schlumberger, Ltd.	3,130	302
Netherlands - 0.9%
USG People NV (Ñ)	6,438	205
Norway - 6.5%
DnB NOR ASA	25,304	347
Statoil ASA (Ñ)	20,939	604
Telenor ASA (Æ)	26,075	481
		1,432
Singapore - 0.0%
DBS Group Holdings, Ltd.	146	2
South Korea - 1.6%
Samsung Electronics Co., Ltd. - GDR (l)	1,508	350
Sweden - 1.7%
Telefonaktiebolaget LM Ericsson Class B	99,411	370
Switzerland - 13.2%
ABB, Ltd.	24,558	606
Credit Suisse Group	5,056	331
Nestle SA	1,464	640
Nobel Biocare Holding AG	1,154	315
Roche Holding AG	3,392	590
Syngenta AG	2,276	426
		2,908
Taiwan - 0.9%
Fubon Financial Holding Co., Ltd. - GDR (l)	23,000	198
Turkey - 1.9%
Turkiye Halk Bankasi AS (Æ)	61,766	415
United Kingdom - 11.2%
BAE Systems PLC	49,972	467
HSBC Holdings PLC	39,862	722
Kesa Electricals PLC	47,266	295
Rio Tinto PLC	6,778	467
Rolls-Royce Group PLC (Æ)	50,322	519
		2,470
Total Common Stocks (cost $17,520)		21,892

International Growth Opportunities Fund
31

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.7%
United States - 0.7%
SSgA Prime Money Market Fund	164,201	164
Total Short-Term Investments (cost $164)		164
Other Securities - 23.4%
State Street Navigator Securities Prime Lending Portfolio (d)	5,156,149	5,156
Total Other Securities (cost $5,156)		5,156
Total Investments - 123.4% (identified cost $22,840)		27,212
Other Assets and Liabilities, Net - (23.4%)		(5,157)
Net Assets - 100.0%		22,055

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	7.5	1,664
Consumer Staples	8.4	1,859
Energy	9.6	2,120
Financials	28.0	6,178
Health Care	8.1	1,795
Industrials	15.2	3,340
Information Technology	9.4	2,067
Materials	6.7	1,487
Telecommunication Services	2.2	481
Utilities	4.9	1,065
Other Securities	23.4	5,156
Total Investments	123.4	27,212
Other Assets and Liabilities, Net	(23.4)	(5,157)
Net Assets	100.0	22,055
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	4.5	981
Europe	60.5	13,343
Japan	23.1	5,098
Other Regions	0.7	164
United Kingdom	11.2	2,470
Other Securities	23.4	5,156
Total Investments	123.4	27,212
Other Assets and Liabilities, Net	(23.4)	(5,157)
Net Assets	100.0	22,055

A portion of the portfolio has been fair valued as of period end.
32

SSgA
International Growth Opportunities Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Finland	1.4
France	18.9
Germany	7.2
Hong Kong	2.0
Ireland	1.8
Italy	5.6
Japan	23.1
Netherland Antilles	1.4
Netherlands	0.9
Norway	6.5
Singapore	—	*
South Korea	1.6
Sweden	1.7
Switzerland	13.2
Taiwan	0.9
Turkey	1.9
United Kingdom	11.2
Short-Term Investments	0.7
Other Securities	23.4
Total Investments	123.4
Other Assets and Liabilities, Net	(23.4)
	100.0

See accompanying notes which are an integral part of the financial statements.
33

SSgA

International Equity Funds

Notes to Schedules of Investments — August 31, 2007

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
34

SSgA
International Equity Funds

Statement of Assets and Liabilities — August 31, 2007

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$2,814,328	$3,461,248	$22,840
Investments, at market*	4,163,005	3,745,941	27,212
Cash (restricted)	20,114	10,323	—
Foreign currency holdings**	11,615	73,644	5
Unrealized appreciation on foreign currency exchange contracts	7	77	—
Receivables:
Dividends and interest	9,727	10,248	18
Investments sold	22,566	120,168	—
Fund shares sold	10,007	7,896	11
Foreign taxes recoverable	—	487	12
From Adviser	164	539	26
Daily variation margin on futures contracts	2,860	1,536	—
Prepaid expenses	104	44	1
Unrealized appreciation on index swap contracts	5,624	—	—
Total assets	4,245,793	3,970,903	27,285
Liabilities
Payables:
Due to Custodian	4,589	—	—
Investments purchased	14,738	165,278	1
Fund shares redeemed	3,214	3,071	15
Accrued fees to affiliates	3,711	2,917	35
Other accrued expenses	77	72	23
Deferred tax liability	3,287	—	—
Unrealized depreciation on foreign currency exchange contracts	327	155	—
Payable upon return of securities loaned	323,330	629,452	5,156
Unrealized depreciation on index swap contracts	8,253	—	—
Total liabilities	361,526	800,945	5,230
Net Assets	$3,884,267	$3,169,958	$22,055
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$58,012	$46,219	$353
Accumulated net realized gain (loss)	203,106	58,382	(25,440)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	1,345,390	284,693	4,372
Futures contracts	3,217	241	—
Index swap contracts	(2,629)	—	—
Foreign currency-related transactions	(314)	(540)	—
Shares of beneficial interest	135	216	2
Additional paid-in capital	2,277,350	2,780,747	42,768
Net Assets	$3,884,267	$3,169,958	$22,055

See accompanying notes which are an integral part of the financial statements.
35

SSgA
International Equity Funds

Statement of Assets and Liabilities, continued — August 31, 2007

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$28.86	$14.71	$14.09
Net assets	$2,582,843,153	$3,168,822,804	$22,055,185
Shares outstanding ($.001 par value)	89,495,406	215,471,169	1,565,661
Net asset value per share: Class R***	$—	$14.60	$—
Net assets	$—	$1,135,441	$—
Shares outstanding ($.001 par value)	—	77,776	—
Net asset value per share: Select Class***	$28.89	$—	$—
Net assets	$1,301,423,393	$—	$—
Shares outstanding ($.001 par value)	45,052,822	—	—
Amounts in thousands
* Securities on loan included in investments	$366,952	$696,746	$5,148
** Foreign currency holdings - cost	$11,609	$74,106	$5

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.
36

SSgA
International Equity Funds

Statement of Operations — For the Period Ended August 31, 2007

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$63,973	$71,584	$864
Dividends from affiliated money market fund	9,130	3,566	22
Interest	5,627	83	—
Securities lending income	1,329	2,263	34
Less foreign taxes withheld	(5,770)	(7,647)	(85)
Total investment income	74,289	69,849	835
Expenses
Advisory fees	21,346	15,925	296
Administrative fees	1,710	1,263	54
Custodian fees	5,258	2,197	114
Distribution fees	2,816	3,759	37
Distribution fees - Class R	—	4	—
Transfer agent fees	547	360	33
Professional fees	40	57	42
Registration fees	85	240	19
Shareholder servicing fees - Institutional Class	1,714	880	18
Shareholder servicing fees - Class R	—	1	—
Shareholder servicing fees - Select Class	228	—	—
Trustees' fees	86	76	13
Insurance fees	35	18	1
Printing fees	254	202	5
Miscellaneous	13	8	4
Expenses before reductions	34,132	24,990	636
Expense reductions	(427)	(3,749)	(202)
Net expenses	33,705	21,241	434
Net investment income (loss)	40,584	48,608	401
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	200,440	57,903	16,302
Futures contracts	12,404	559	—
Index swap contracts	58,617	—	—
Foreign currency-related transactions	(1,414)	2,440	68
Net realized gain (loss)	270,047	60,902	16,370
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	755,242	168,651	(9,531)
Futures contracts	2,323	234	—
Index swap contracts	(8,740)	—	—
Foreign currency-related transactions	(111)	(519)	(1)
Net change in unrealized appreciation (depreciation)	748,714	168,366	(9,532)
Net realized and unrealized gain (loss)	1,018,761	229,268	6,838
Net Increase (Decrease) in Net Assets from Operations	$1,059,345	$277,876	$7,239

See accompanying notes which are an integral part of the financial statements.
37

SSgA
International Equity Funds

Statement of Changes In Net Assets — For the Period Ended August 31,

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands	2007	2006	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,584	$21,664	$48,608	$12,302	$401	$783
Net realized gain (loss)	270,047	100,859	60,902	38,565	16,370	5,553
Net change in unrealized appreciation (depreciation)	748,714	261,733	168,366	79,260	(9,532)	3,731
Net increase (decrease) in net assets from operations	1,059,345	384,256	277,876	130,127	7,239	10,067
Distributions
From net investment income
Institutional Class	(21,822)	(32,176)	(18,443)	(4,247)	(1,286)	(687)
Class R	—	—	(3)	(1)	—	—
Select Class	(10,719)	—	—	—	—	—
From realized gain
Institutional Class	(73,560)	(73,515)	(32,897)	(9,566)	—	—
Class R	—	—	(10)	(4)	—	—
Select Class	(31,924)	—	—	—	—	—
Net decrease in net assets from distributions	(138,025)	(105,691)	(51,353)	(13,818)	(1,286)	(687)
Share Transactions
Net increase (decrease) in net assets from share transactions	1,058,170	490,003	1,928,512	629,494	(39,395)	(8,334)
Redemption Fees	101	1,381	53	84	1	13
Total Net Increase (Decrease) in Net Assets	1,979,591	769,949	2,155,088	745,887	(33,441)	1,059
Net Assets
Beginning of period	1,904,676	1,134,727	1,014,870	268,983	55,496	54,437
End of period	$3,884,267	$1,904,676	$3,169,958	$1,014,870	$22,055	$55,496
Undistributed (overdistributed) net investment income included in net assets	$58,012	$16,671	$46,219	$13,616	$353	$700

Statement of Changes in Net Assets
38

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SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees added to Additional Paid-in Capital
Emerging Markets Fund
Institutional Class
August 31, 2007	21.18	.33		8.79	9.12	(.33)	(1.11)	(1.44)	—	(f)
August 31, 2006	17.47	.26		5.00	5.26	(.48)	(1.09)	(1.57)	.02
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(f)
August 31, 2004	10.80	.18		2.00	2.18	(.26)	—	(.26)	—	(f)
August 31, 2003	8.68	.14		2.01	2.15	(.03)	—	(.03)	—	(f)
Select Class
August 31, 2007	21.20	.39		8.79	9.18	(.38)	(1.11)	(1.49)	—	(f)
August 31, 2006 (1)	21.48	.20		(.48)	(.28)	—	—	—	—	(f)
International Stock Selection Fund
Institutional Class
August 31, 2007	12.88	.33		2.05	2.38	(.19)	(.36)	(.55)	—	(f)
August 31, 2006	10.54	.26		2.56	2.82	(.15)	(.33)	(.48)	—	(f)
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(f)
August 31, 2004	6.97	.12		1.55	1.67	(.13)	—	(.13)	—	(f)
August 31, 2003	6.32	.10		.62	.72	(.07)	—	(.07)	—	(f)
Class R
August 31, 2007	12.80	.28		2.01	2.29	(.13)	(.36)	(.49)	—	(f)
August 31, 2006	10.47	.21		2.53	2.74	(.08)	(.33)	(.41)	—	(f)
August 31, 2005	8.51	—	(f)	2.15	2.15	(.19)	—	(.19)	—	(f)
August 31, 2004 (2)	8.08	.05		.38	.43	—	—	—	—	(f)
International Growth Opportunities Fund
August 31, 2007	12.40	.13		1.85	1.98	(.29)	—	(.29)	—	(f)
August 31, 2006	10.43	.17		1.95	2.12	(.15)	—	(.15)	—	(f)
August 31, 2005	8.51	.09		1.98	2.07	(.15)	—	(.15)	—	(f)
August 31, 2004	7.76	.07		.78	.85	(.11)	—	(.11)	.01
August 31, 2003	7.30	.06		.44	.50	(.04)	—	(.04)	—	(f)

(1)  For the period March 2, 2006 (commencement of sale) to August 31, 2006.
(2)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d)  The ratios for periods less than one year are annualized.
(e)  Less than .005% of average net assets
(f)  Less than $.005 per share

See accompanying notes which are an integral part of the financial statements.
40

	$ Net Asset Value, End of Period	% Total Return(b)	% $ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	Ratio of Net Investment Income to Average Net Assets(c)(d)		% Portfolio Turnover Rate(b)
Emerging Markets Fund
Institutional Class
August 31, 2007	28.86	45.69	2,582,843	1.25	1.27	1.35		38.87
August 31, 2006	21.18	33.09	1,358,140	1.25	1.28	1.29		36.89
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		52.61
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44		64.36
August 31, 2003	10.80	24.95	514,069	1.25	1.35	1.59		88.02
Select Class
August 31, 2007	28.89	46.00	1,301,424	1.04	1.06	1.59		38.87
August 31, 2006 (1)	21.20	(1.30)	546,536	1.06	1.12	2.01		36.89
International Stock Selection Fund
Institutional Class
August 31, 2007	14.71	19.07	3,168,823	1.00	1.18	2.29		53.61
August 31, 2006	12.88	27.98	1,014,605	1.00	1.20	2.21		60.43
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59.41
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50		78.44
August 31, 2003	6.97	11.55	99,884	1.00	1.28	1.65		70.08
Class R
August 31, 2007	14.60	18.41	1,135	1.49	1.67	1.95		53.61
August 31, 2006	12.80	27.28	265	1.49	1.69	1.77		60.43
August 31, 2005	10.47	25.76	105	1.58	1.82	—	(e)	59.41
August 31, 2004 (2)	8.51	5.32	11	.91	1.34	1.84		78.44
International Growth Opportunities Fund
August 31, 2007	14.09	16.30	22,055	1.10	1.61	1.02		74.14
August 31, 2006	12.40	20.69	55,496	1.10	1.43	1.46		52.41
August 31, 2005	10.43	24.72	54,437	1.10	1.49	.95		82.02
August 31, 2004	8.51	11.17	59,417	1.10	1.43	.83		58.46
August 31, 2003	7.76	6.86	75,389	1.10	1.47	.92		48.92

Financial Highlights
41

SSgA

International Equity Funds

Notes to Financial Statements — August 31, 2007

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2007. These financial statements report on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

Select Class shares of the SSgA Funds, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds or State Street Global Markets LLC to offer shares (Select Intermediaries). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value

Notes to Financial Statements
42

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2007 the following Fund had a net tax basis capital loss carryover, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

Capital loss carryovers:

	Expiration Year
	08/31/2011	08/31/2012	Total
International Growth Opportunities	$6,668,931	$18,722,772	$25,391,703

Notes to Financial Statements
43

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

As of August 31, 2007, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes areas follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$2,834,340,131	$3,465,904,398	$22,887,276
Gross Tax Unrealized Appreciation	1,352,728,041	344,730,974	4,795,509
Gross Tax Unrealized Depreciation	(24,063,529)	(64,694,589)	(470,683)
Net Tax Unrealized Appreciation (Depreciation)	$1,328,664,512	$280,036,385	$4,324,826

Components of Distributable Earnings:

Undistributed Ordinary Income	$121,426,507	$55,025,330	$364,811
Undistributed Long-Term Gains (Capital Loss Carryforward)	$157,106,327	$54,256,512	$(25,391,703)
Tax Composition of Distributions:
Ordinary Income	$39,746,297	$34,445,337	$1,286,476
Long-term Capital Gains	$98,278,919	$16,907,599	$—

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP relate primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

Until January 2, 2007, redemptions (including exchanges) of shares of the Emerging Markets Fund, International Stock Selection Fund and International Growth Opportunities Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees were paid directly to the applicable Fund. From September 1, 2006 through January 2, 2007, the Emerging Markets Fund, International Stock Selection Fund, and the International Growth Opportunities Fund earned $100,718, $53,345, and $1,007 respectively in redemption fees.

Notes to Financial Statements
44

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund and International Growth Opportunities Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at August 31, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$1,164,978	$237,901
International Growth Opportunities	37,411	7,135

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the

Notes to Financial Statements
45

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at August 31, 2007 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2007, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Funds	Cash Collateral Value
Emerging Markets	$20,114,509
International Stock Selection	10,322,967

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
46

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

3.  Investment Transactions

Securities

For the fiscal year ended August 31, 2007, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$1,690,508,440	$991,846,188
International Stock Selection	2,909,596,589	1,089,375,512
International Growth Opportunities	28,896,015	69,004,810

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2007, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$51,057,474	Pool of US Government and Corporate Securities
International Stock Selection	95,784,580	Pool of US Government and Corporate Securities
International Growth Opportunities	211,664	Pool of US Government and Corporate Securities

4.  Related Parties

Adviser

SSgA Management Inc. (the "Adviser") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its

Notes to Financial Statements
47

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of Distribution (12b-1) and service fees. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Emerging Markets Fund's advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $109,098 for the Institutional Class and $51,427 for Select Class. There were no reimbursements for the Institutional Class or Class R for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the International Stock Selection Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $3,657,401 for the Institutional Class and $1,106 for Class R. There were no reimbursements for the Institutional Class or Class R for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the International Growth Opportunities Fund's advisory fees and reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the fiscal year ended August 31, 2007 was $200,603. There were no reimbursements for the fiscal year ended August 31, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2007, $388,083,756 of the Prime Money Market Fund's net assets represents investments by these Funds, and $1,902,140 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of the Fund's advisory fee equal to the advisory fee paid by the Fund to the SSgA Prime Money Market Fund. For the fiscal year ended August 31, 2007, the advisory fees waived are as follows:

Amount
Emerging Markets	$227,718
International Stock Selection	89,172
International Growth Opportunities	553

Boston Financial Data Services ("BFDS") a wholly-owned subsidiary of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets	$38,504
International Stock Selection	746
International Growth Opportunities	496

Notes to Financial Statements
48

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

Administrator

The Investment Company has an Administration Agreement dated April 12, 1988, as amended, between the Investment Company and Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the fiscal year ended August 31, 2007, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
Emerging Markets	$483,763	$13,535	$397,749
International Stock Selection	530,801	5,834	10,501
International Growth Opportunities	9,873	1,504	—

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the institutional class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2007.

Class R

The Investment Company maintains a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund

Notes to Financial Statements
49

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of August 31, 2007.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the fiscal year ended August 31, 2007, this amounted to $321 for the International Stock Selection Fund.

Select Class

The Investment Company maintains a Distribution Plan with respect to the Select Class Shares pursuant to Rule 12b-1 (the "Select Plan") under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Fund and related services provided to Select Class shareholders by State Street Global Markets LLC. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of the Fund's average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of August 31, 2007.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2007 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$2,355,440	$1,964,669	$13,783
Administration fees	402,790	288,684	8,388
Custodian fees	463,709	231,677	1,107
Distribution fees	187,904	243,997	1,862
Shareholder servicing fees	177,901	110,270	1,633
Transfer agent fees	101,068	59,519	5,674
Trustees' fees	21,952	17,685	2,211
	$3,710,764	$2,916,501	$34,658

Beneficial Interest

As of August 31, 2007, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	2	47.2
International Stock Selection	2	42.9
International Growth Opportunities	2	68.3

Notes to Financial Statements
50

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

5.  Fund Share Transactions

	(amounts in thousands) For the Fiscal Year Ended
	Shares		Dollars
Emerging Markets Fund	2007	2006	2007	2006
Institutional Class
Proceeds from shares sold	40,423	35,114	$995,355	$714,255
Proceeds from reinvestment of distributions	4,309	6,121	90,555	99,057
Payments for shares redeemed	(19,361)	(42,064)	(480,238)	(868,748)
	25,371	(829)	$605,672	$(55,436)
Select Class
Proceeds from shares sold	24,603	28,017	$593,580	$592,780
Proceeds from reinvestment of distributions	1,507	—	31,641	—
Payments for shares redeemed	(6,837)	(2,237)	(172,723)	(47,341)
	19,273	25,780	452,498	545,439
Total net increase (decrease)	44,644	24,951	$1,058,170	$490,003
International Stock Selection Fund
Institutional Class
Proceeds from shares sold	170,624	63,735	$2,416,147	$755,372
Proceeds from reinvestment of distributions	3,789	1,191	48,695	12,167
Payments for shares redeemed	(37,689)	(11,683)	(537,134)	(138,170)
	136,724	53,243	$1,927,708	$629,369
Class R
Proceeds from shares sold	68	12	$956	$145
Proceeds from reinvestment of distributions	1	—	12	4
Payments for shares redeemed	(12)	(2)	(164)	(24)
	57	10	804	125
Total net increase (decrease)	136,781	53,253	$1,928,512	$629,494
International Growth Opportunities Fund
Proceeds from shares sold	557	929	$7,491	$10,782
Proceeds from reinvestment of distributions	99	63	1,230	641
Payments for shares redeemed	(3,566)	(1,737)	(48,116)	(19,757)
Total net increase (decrease)	(2,910)	(745)	$(39,395)	$(8,334)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money
Notes to Financial Statements
51

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2007

Market Fund could result in additional borrowing costs. For the fiscal year ended August 31, 2007, the Funds did not utilize the Interfund Lending Program.

7.  Illiquid or Restricted Securities

The Funds may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of August 31, 2007, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of August 31, 2007:

Fund - % of Net Assets Securities	Acquistion	Shares Date	Cost per Unit Outstanding	Cost (000) $$	Market Value (000) $
Emerging Markets Fund - 0.4%
Chelyabinsk Zinc Plant - GDR	11/07/06	40,761	16.75	683	491
Guaranty Trust Bank - GDR	07/20/07	525,700	11.20	5,888	5,888
Orascom Telecom Holding SAE - GDR	03/17/05	34,800	34.72	1,208	2,008
Sistema-Hals - GDR	11/03/06	172,540	10.7	1,846	2,036
VTB Bank OJSC - GDR	05/11/07	385,137	10.56	4,067	3,616
					14,039
International Growth Opportunities Fund - 2.5%
Fubon Financial Holding Co., Ltd. - GDR	04/27/06	23,000	9.93	228	198
Samsung Electronics Co., Ltd. - GDR	08/27/03	1,508	88.47	133	350
					548

Notes to Financial Statements
52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
of SSgA Emerging Markets Fund, SSgA International Stock
Selection Fund, and SSgA International Growth Opportunities Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Emerging Markets Fund, SSgA International Stock Selection Fund, and SSgA International Growth Opportunities Fund (the "Funds")(three of the funds comprising the SSgA Funds) as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2007.

Report of Independent Registered Public Accounting Firm
53

SSgA

International Equity Funds

Tax Information — August 31, 2007 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2007 as follows:

Emerging Markets	$92,278,919
International Stock Selection	$16,907,599

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Emerging Markets Fund	0.0%
International Stock Selection Fund	0.0%
International Growth Opportunities Fund	0.0%

For the tax year ended August 31, 2007, the Funds hereby designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2008 will show the tax status of all distributions paid to your account in calendar year 2007.

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid and gross income earned from foreign sources in the taxable year ended August 31, 2007:

Funds	Foreign Taxes Paid	Foreign Taxes Paid Per Share	Foreign Source Income	Foreign Source Income Per Share
Emerging Markets	$5,769,107	$0.0429	$48,888,133	$0.3634
International Stock Selection	7,647,380	0.0355	69,132,175	0.3207
International Growth Opportunities	84,977	0.0543	785,313	0.5016

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information
54

SSgA
International Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2007, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
55

SSgA

International Equity Funds

Shareholder Requests for Additional Information — August 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
56

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2007 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Director, Russell Trust Company

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
57

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
58

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
59

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer and Trustee, State Street Master Trust and State Street Institutional Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 43 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Institutional Services, Inc.; and Russell Corporate Ventures, Inc.; Chief Legal Officer, Russell Trust Company.

Disclosure of Information about Fund Trustees and Officers
60

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
61

IEAR-08/07 (49177)

S&P 500 Index Fund

Annual Report

August 31, 2007

SSgA Funds
S&P 500 Index Fund

Annual Report

August 31, 2007

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2007, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of overall growth; however, during the third quarter of 2007, the markets for fixed income securities, particularly the markets for instruments backed by subprime mortgages, experienced significant disruption, which affected the liquidity and pricing of these markets, as well as the returns and levels of redemptions of investment vehicles investing in those instruments. As a result of the market events the SSgA Funds with investments in these markets, including the SSgA Yield Plus Fund, the SSgA Intermediate Bond Fund and the SSgA Bond Market Fund, suffered losses during this period.

The Fund Family's assets increased 30% to over $37 Billion during the past fiscal year. The most significant increase in assets on a percentage basis were net inflows into the SSgA Emerging Markets , the SSgA International Stock Selection, the SSgA Prime Money Market , the SSgA Directional Core Equity, and the SSgA Enhanced Small Cap Funds . One by-product of this success was a decision to close the SSgA Emerging Markets Fund to purchases from new investors in order to reduce the volume and pace of assets moving into the Fund. We believe that this decision is in the best interest of the Fund's shareholders. This restriction will not prevent existing account holders of the Fund to continue to contribute to their accounts. Specific details of these changes was provided in a prospectus supplement dated July 27, 2007 (available at www.ssgafunds.com).

We would like to thank you for choosing the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

President's Letter
3

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SSgA
S&P 500 Index Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to replicate the total return of the S&P 500® Index.

Invests in:  Shares of the State Street Equity 500 Index Portfolio.

Strategy:  The Portfolio's holdings are comprised of the 500 stocks in the S&P 500® Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.

S&P 500 Index Fund

Period Ended 8/31/07	Total Return
1 Year	15.07%
5 Years	11.83	%+
10 Years	6.58	%+

Standard & Poor's® 500 Composite Stock Price Index#

Period Ended 8/31/07	Total Return
1 Year	15.13%
5 Years	12.00	%+
10 Years	6.75	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the S&P 500 Index Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 0.18%.

See related Notes on following page.

S&P 500 Index Fund
5

SSgA
S&P 500 Index Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA S&P 500 Index Fund (the "Fund") returned 15.07% (assuming reinvestment of dividends and distributions) versus the 15.13% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly, and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The S&P 500's strong returns were widespread over the past year, as all ten sectors rose during the period. Energy, industrials, information technology, materials and telecommunication services all rose over twenty percent during the fiscal year. Energy and materials companies were aided by strong commodity prices. Telecommunications companies were boosted by several mergers, while information technology and industrials posted strong results during the period.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

U.S. markets started strongly during the fiscal year ended August 31, 2007. The Index rose in each of the first five months of the year, as company earnings were generally strong and economic news was good. As the year progressed, economic issues, and concerns over the U.S. housing market in particular, began to surface. In July and August 2007, issues in the mortgage sector became headline news as prices fell sharply, liquidity disappeared and several hedge funds were forced to liquidate. This carried over to financial stocks, while equity market volatility across the globe rose sharply.

The Fund uses a replication strategy to achieve its goal of matching the Index. The Fund normally holds all of the Index names, with only small deviations from the Index weighting. In addition, the Fund holds S&P 500 futures to allow for daily liquidity and to expose cash to the Index. This strategy helps the Fund attain close tracking to the Index, even in volatile market periods.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1997.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The SSgA Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

S&P 500 Index Fund
6

SSgA
S&P 500 Index Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1 ,2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,057.30	$1,024.40
Expenses Paid During Period *	$0.83	$0.82

* Expenses are equal to the Fund's expense ratio of .16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

S&P 500 Index Fund
7

SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	9.9
Consumer Staples	9.3
Energy	10.6
Financials	19.7
Health Care	11.3
Industrials	11.3
Information Technology	15.4
Materials	3.1
Telecommunication Service	3.7
Utilities	3.5
Short-Term Investments	2.0
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
100.0
Futures Contracts	(0.1)

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund
8

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SSgA
S&P 500 Index Fund

Statement of Assets and Liabilities — August 31, 2007

Amounts in thousands
Assets
Investments in Master Portfolio, at identified cost	$1,273,955
Investments in Master Portfolio, at value	2,063,932
Receivable for fund shares sold	978
Prepaid expenses	36
Total assets	2,064,946
Liabilities
Payables:
Fund shares redeemed	14,762
Accrued fees to affiliates	206
Other accrued expenses	72
Total liabilities	15,040
Net Assets	$2,049,906
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,588
Accumulated net realized gain (loss) allocated from Portfolio	(294,212)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	789,977
Futures contracts	(831)
Shares of beneficial interest	84
Additional paid-in capital	1,546,300
Net Assets	$2,049,906
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$24.33
Net assets	$2,049,906,090
Shares outstanding ($.001 par value)	84,262,603

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
10

SSgA
S&P 500 Index Fund

Statement of Operations — For the Period Ended August 31, 2007

Amounts in thousands
Investment Income Allocated From Portfolio
Dividends	$39,874
Interest	2,307
Expenses	(969)
Total investment income allocated from Portfolio	41,212
Fund Level Expenses
Administrative fees	468
Custodian fees	19
Distribution fees	750
Transfer agent fees	197
Registration fees	51
Shareholder servicing fees	853
Trustees' fees	68
Insurance fees	32
Printing fees	69
Miscellaneous	4
Net Fund level expenses	2,511
Net investment income (loss)	38,701
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	78,743
Futures contracts	7,017
Net realized gain (loss)	85,760
Net change in unrealized appreciation (depreciation) on:
Investments	179,319
Futures contracts	(3,005)
Net change in unrealized appreciation (depreciation)	176,314
Net realized and unrealized gain (loss)	262,074
Net Increase (Decrease) in Net Assets from Operations	$300,775

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
11

SSgA
S&P 500 Index Fund

Statement of Changes in Net Assets — For the Periods Ended August 31,

Amounts in thousands	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,701	$34,585
Net realized gain (loss)	85,760	(3,633)
Net change in unrealized appreciation (depreciation)	176,314	128,373
Net increase (decrease) in net assets from operations	300,775	159,325
Distributions
From net investment income	(38,924)	(33,403)
Net decrease in net assets from distributions	(38,924)	(33,403)
Share Transactions
Net increase (decrease) in net assets from share transactions	(209,331)	10,721
Total Net Increase (Decrease) in Net Assets	52,520	136,643
Net Assets
Beginning of period	1,997,386	1,860,743
End of period	$2,049,906	$1,997,386
Undistributed (overdistributed) net investment income included in net assets	$8,588	$9,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
12

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SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
August 31, 2007	21.53	.43	2.79	3.22	(.42)	(.42)	24.33
August 31, 2006	20.17	.38	1.34	1.72	(.36)	(.36)	21.53
August 31, 2005	18.28	.39	1.87	2.26	(.37)	(.37)	20.17
August 31, 2004	16.69	.28	1.59	1.87	(.28)	(.28)	18.28
August 31, 2003	15.16	.25	1.52	1.77	(.24)	(.24)	16.69

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Expense ratios include the Fund's share of the Portfolio's allocated expenses.

(c)  May reflect amounts waived and/or reimbursed by the investment adviser and if applicable, custody credit arrangements.
The custody credit arrangements had an impact of less than .005%

(d)  Unaudited.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
14

	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(c)	% Portfolio Turnover of the Portfolio(d)
S&P 500 Index Fund
August 31, 2007	15.07	2,049,906	.16	.16	1.80	11.67
August 31, 2006	8.63	1,997,386	.18	.18	1.80	8.23
August 31, 2005	12.44	1,860,743	.16	.16	1.99	10.38
August 31, 2004	11.23	1,940,183	.15	.15	1.56	9.52
August 31, 2003	11.89	1,841,173	.15	.15	1.65	12.52

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
15

SSgA
S&P 500 Index Fund

Notes to Financial Statements — August 31, 2007

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2007. This Financial Statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 77.90% at August 31, 2007). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements which are included elsewhere in this report.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

Notes to Financial Statements
16

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2007

Capital Loss Carryovers

At August 31, 2007, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/2010	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Total
S&P 500 Index Fund	$35,962,658	$89,179,793	$20,170,152	$9,160,101	$10,082,013	$164,554,717

Components of Distributable Earnings:

S&P 500 Index
Undistributed Ordinary Income	$8,629,414
Undistributed Long-Term Gains (Capital Loss Carryforward)	(164,554,717)
Tax Composition of Distributions
Ordinary Income	$38,923,609

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expect the risk of loss to be remote.

Notes to Financial Statements
17

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2007

3. Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Master Portfolio aggregated to the following, for the fiscal year ended August 31, 2007:

Increases	Decreases
$310,776,123	$522,806,721

4. Related Parties

Adviser

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of their investors. SSgA Management, Inc. (the "Adviser") manages the Fund pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Adviser has agreed to waive up to the full amount of the S&P 500 Index Fund's advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No waiver or reimbursements were made during the fiscal year ended August 31, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services ("BFDS") a wholly-owned subsidiary of State Street Corp., serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200.

Administrator

The Investment Company has an Administration Agreement dated April 12, 1988, as amended, between the Investment Company and Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain administrative aspects of the Investment Company's operations.

The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as

Notes to Financial Statements
18

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2007

defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.100%.

For the fiscal year ended August 31, 2007, the Fund paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
S&P 500 Index Fund	$538,022	$7,389	$7,644

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments there under at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2007.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Fund has implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2007 were as follows:

Administration fees	$68,079
Custodian fees	456
Distribution fees	54,651
Shareholder servicing fees	72,835
Transfer agent fees	8,394
Trustees' fees	1,295
$205,710

Beneficial Interest

As of August 31, 2007, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

Notes to Financial Statements
19

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2007

5. Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended
	Shares		Dollars
S&P 500 Index Fund	2007	2006	2007	2006
Proceeds from shares sold	20,914	22,960	$489,793	$478,008
Proceeds from reinvestment of distributions	1,437	1,422	33,463	29,573
Payments for shares redeemed	(30,842)	(23,904)	(732,587)	(496,860)
Total net increase (decrease)	(8,491)	478	$(209,331)	$10,721

6. Interfund Lending Program

The Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the fiscal year ended August 31, 2007, the Fund did not utilize the Interfund Lending Program.

7. Dividends

On September 4, 2007, the Fund declared the following dividend from net investment income payable on September 10, 2007 to shareholders of record September 5, 2007.

Net Investment Income
S&P 500 Index	$0.1184

Notes to Financial Statements
20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders
SSgA S&P 500 Index Fund:

We have audited the accompanying statements of assets and liabilities of SSgA S&P 500 Index Fund (the "Fund")(one of the funds comprising the SSgA Funds) as of August 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2007, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2007.

Report of Independent Registered Public Accounting Firm
21

SSgA
S&P 500 Index Fund

Tax Information — August 31, 2007 (Unaudited)

The Fund designates dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

S&P 500 Index Fund	100.0%

For the tax year ended August 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2008 will show the tax status of all distributions paid to your account in calendar 2007.

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information
22

SSgA
S&P 500 Index Fund

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2007, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts
23

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — August 31, 2007 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
24

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
August 31, 2007 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Director, Russell Trust Company

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers
25

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
26

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers
27

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer and Trustee, State Street Master Trust and State Street Institutional Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 43 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Institutional Services, Inc.; and Russell Corporate Ventures, Inc.; Chief Legal Officer, Russell Trust Company.

Disclosure of Information about Fund Trustees and Officers
28

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers
29

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State Street Equity 500 Index Portfolio

Portfolio of Investments

August 31, 2007 (Unaudited)

	Shares	Market Value (000)
Common Stocks — 97.8%
Consumer Discretionary — 9.9%
Abercrombie & Fitch Co.	17,968	$1,414
Amazon.Com, Inc. (a)	62,112	4,963
Apollo Group, Inc. Class A (a)	27,168	1,594
AutoNation, Inc. (a)	30,992	588
AutoZone, Inc. (a)	9,180	1,113
Bed Bath & Beyond, Inc. (a)	55,467	1,921
Best Buy Co., Inc.	78,976	3,471
Big Lots, Inc. (a)	22,762	678
Black & Decker Corp.	13,556	1,176
Brunswick Corp.	19,033	479
Carnival Corp.	87,754	4,001
CBS Corp. Class B	146,179	4,606
Centex Corp.	24,662	713
Circuit City Stores, Inc.	29,424	320
Clear Channel Communications, Inc.	99,109	3,693
Coach, Inc. (a)	73,865	3,289
Comcast Corp. Class A (a)	614,638	16,036
D.R. Horton, Inc.	54,763	827
Darden Restaurants, Inc.	29,106	1,211
Dillard’s, Inc. Class A	12,590	299
DIRECTV Group, Inc. (a)	154,582	3,606
Dow Jones & Co., Inc.	13,543	800
Eastman Kodak Co.	55,794	1,488
eBay, Inc. (a)	222,599	7,591
EW Scripps Co. Class A	17,240	709
Family Dollar Stores, Inc.	31,412	920
Ford Motor Co. (a)	410,839	3,209
Fortune Brands, Inc.	29,847	2,480
Gannett Co., Inc.	46,671	2,194
Gap, Inc.	101,586	1,906
General Motors Corp.	111,466	3,426
Genuine Parts Co.	34,765	1,727
Goodyear Tire & Rubber Co. (a)	42,674	1,180
H&R Block, Inc.	65,556	1,301
Harley-Davidson, Inc.	50,693	2,727
Harman International Industries, Inc.	12,618	1,431
Harrah’s Entertainment, Inc.	37,162	3,187
Hasbro, Inc.	33,001	931
Hilton Hotels Corp.	76,361	3,509
Home Depot, Inc.	389,624	14,926
Host Hotels & Resorts, Inc.	101,040	2,252
International Game Technology	66,380	2,534
Interpublic Group of Cos., Inc. (a)	96,155	1,053
JC Penney & Co., Inc.	43,841	3,015
Johnson Controls, Inc.	38,671	4,374
Jones Apparel Group, Inc.	21,438	411
KB HOME	15,150	460
Kohl’s Corp. (a)	63,936	3,791
Leggett & Platt, Inc.	35,226	719
Lennar Corp. Class A	28,603	809
Limited Brands	65,405	1,515
Liz Claiborne, Inc.	21,298	728
Lowe’s Cos., Inc.	296,260	9,202
Macy’s, Inc.	91,734	2,910
Marriot International, Inc. Class A	64,846	2,880
Mattel, Inc.	75,655	1,636
McDonald’s Corp.	235,439	11,595
McGraw-Hill, Inc.	68,066	3,435
Meredith Corp.	8,079	452
New York Times Co. Class A	29,823	656
Newell Rubbermaid, Inc.	56,935	1,468
News Corp. Class A	459,000	9,286
NIKE, Inc. Class B	74,144	4,177
Nordstrom, Inc.	44,751	2,153
Office Depot, Inc. (a)	52,490	1,283
OfficeMax, Inc.	15,495	550
Omnicom Group, Inc.	64,456	3,283
Polo Ralph Lauren Corp.	12,304	929
Pulte Homes, Inc.	43,857	730
Radioshack Corp.	28,165	669
Sears Holdings Corp. (a)	16,315	2,342
Sherwin-Williams Co.	21,092	1,456
Snap-On, Inc.	12,096	592
Stanley Works	16,880	958
Staples, Inc.	139,513	3,313
Starbucks Corp. (a)	146,505	4,036
Starwood Hotels & Resorts Worldwide, Inc.	42,240	2,582
Target Corp.	167,907	11,070
Tiffany & Co.	28,084	1,442
Time Warner, Inc.	747,227	14,182
TJX Cos., Inc.	88,281	2,692
Tribune Co.	17,026	469
V.F. Corp.	17,300	1,381
Viacom, Inc. Class B (a)	137,661	5,432
WABCO Holdings, Inc.	657	30
Walt Disney Co.	391,017	13,138
Wendy’s International, Inc.	17,426	573
Whirlpool Corp.	15,833	1,526
Wyndham Worldwide Corp.	35,125	1,120
Yum! Brands, Inc.	105,370	3,448
		262,377
Consumer Staples — 9.3%
Altria Group, Inc.	417,267	28,962
Anheuser-Busch Cos., Inc.	151,284	7,473
Archer-Daniels-Midland Co.	127,829	4,308
Avon Products, Inc.	86,596	2,975
Brown-Forman Corp. Class B	15,641	1,119
Campbell Soup Co.	42,156	1,591
Clorox Co.	29,163	1,744
Coca-Cola Co.	398,002	21,405
Coca-Cola Enterprises, Inc.	55,199	1,315
Colgate-Palmolive Co.	101,923	6,760
ConAgra Foods, Inc.	99,003	2,545
Constellation Brands, Inc. Class A (a)	38,122	922
Costco Wholesale Corp.	88,779	5,482
CVS Corp.	306,620	11,596
Dean Foods Co. (a)	25,866	695
Estee Lauder Cos, Inc. Class A	23,812	990

	Shares	Market Value (000)
Consumer Staples — (continued)
General Mills, Inc.	69,037	$3,858
H.J. Heinz Co.	63,154	2,848
Hershey Foods Corp.	33,366	1,552
Kellogg Co.	48,566	2,668
Kimberly-Clark Corp.	84,486	5,803
Kraft Foods, Inc.	316,201	10,137
Kroger Co.	141,594	3,764
McCormick & Co., Inc.	25,963	931
Molson Coors Brewing Co., Class B	9,447	845
Pepsi Bottling Group, Inc.	27,090	937
PepsiCo, Inc.	322,627	21,948
Procter & Gamble Co.	623,473	40,719
Reynolds American, Inc.	34,655	2,291
Safeway, Inc.	86,702	2,751
Sara Lee Corp.	148,645	2,470
SuperValu, Inc.	41,934	1,768
Sysco Corp.	123,421	4,120
Tyson Foods, Inc., Class A	52,309	1,127
UST Corp.	30,760	1,516
Wal-Mart Stores, Inc.	480,134	20,948
Walgreen Co.	199,084	8,973
Whole Foods Market, Inc.	28,605	1,266
Wrigley Wm., Jr. Co.	42,241	2,461
		245,583
Energy — 10.6%
Anadarko Petroleum Corp.	90,862	4,450
Apache Corp.	64,938	5,025
Baker Hughes, Inc.	62,753	5,263
BJ Services Co.	55,861	1,386
Chesapeake Energy Corp.	79,552	2,566
ChevronTexaco Corp.	425,562	37,347
ConocoPhillips	323,780	26,514
Devon Energy Corp.	88,290	6,649
El Paso Corp.	141,738	2,249
ENSCO International, Inc.	29,060	1,576
EOG Resources, Inc.	47,739	3,216
ExxonMobil Corp.	1,115,665	95,646
Halliburton Co.	179,620	6,213
Hess Corp.	53,187	3,264
Marathon Oil Corp.	136,639	7,364
Murphy Oil Corp.	36,397	2,218
Nabors Industries, Ltd. (a)	57,066	1,689
National Oilwell Varco, Inc. (a)	35,561	4,552
Noble Corp.	52,758	2,588
Occidental Petroleum Corp.	164,301	9,314
Rowan Cos., Inc.	22,960	862
Schlumberger, Ltd.	233,434	22,526
Smith International, Inc.	38,847	2,603
Sunoco, Inc.	23,742	1,737
Transocean, Inc. (a)	56,606	5,949
Valero Energy Corp.	108,046	7,402
Weatherford International Ltd. (a)	66,724	3,895
Williams Cos., Inc.	117,019	3,628
XTO Energy, Inc.	75,963	4,129
		281,820
Financials — 19.7%
ACE, Ltd.	64,499	3,725
AFLAC, Inc.	97,052	5,174
Allstate Corp.	121,063	6,628
Ambac Financial Group, Inc.	20,719	1,302
American Capital Strategies Ltd.	35,200	1,453
American Express Co.	234,651	13,755
American International Group, Inc.	513,793	33,910
Ameriprise Financial, Inc.	46,398	2,831
AON Corp.	58,523	2,535
Apartment Investment & Management Co. Class A	19,984	893
Archstone-Smith Trust	43,300	2,546
Assurant, Inc.	19,694	1,015
AvalonBay Communities, Inc.	16,208	1,854
Bank of America Corp.	878,898	44,543
Bank of New York Mellon Corp.	224,578	9,080
BB&T Corp.	107,292	4,263
Bear Stearns Cos., Inc.	23,904	2,597
Boston Properties, Inc.	23,315	2,333
Capital One Financial Corp.	82,400	5,328
CB Richard Ellis Group, Inc. Class A (a)	38,377	1,133
Charles Schwab Corp.	186,887	3,700
Chubb Corp.	79,482	4,064
Cincinnati Financial Corp.	35,173	1,482
CIT Group, Inc.	39,188	1,472
Citigroup, Inc.	979,655	45,926
CME Group, Inc.	10,988	6,096
Comerica, Inc.	30,870	1,722
Commerce Bancorp, Inc.	38,888	1,428
Compass Bancshares, Inc.	26,546	1,735
Countrywide Financial Corp.	119,422	2,371
Developers Diversified Realty Corp.	23,578	1,261
Discover Financial Services (a)	105,318	2,437
E*Trade Financial Corp. (a)	83,273	1,297
Equity Residential	57,810	2,326
Fannie Mae	193,326	12,684
Federal Home Loan Mortgage Corp.	131,678	8,113
Federated Investors, Inc. Class B	18,710	657
Fidelity National Information Services, Inc.	33,390	1,583
Fifth Third Bancorp	110,220	3,934
First Horizon National Corp.	25,778	791
Franklin Resources, Inc.	32,238	4,248
General Growth Properties, Inc.	49,200	2,446
Genworth Financial, Inc. Class A	87,713	2,542
Goldman Sachs Group, Inc.	80,679	14,200
Hartford Financial Services Group, Inc.	62,158	5,526
Hudson City Bancorp, Inc.	92,857	1,320
Huntington Bancshares, Inc.	73,381	1,263
J.P. Morgan Chase & Co.	676,668	30,125

	Shares	Market Value (000)
Financials — (continued)
Janus Capital Group, Inc.	35,315	$939
KeyCorp	77,804	2,591
Kimco Realty Corp.	45,938	1,967
Legg Mason, Inc.	25,543	2,218
Lehman Brothers Holdings, Inc.	104,674	5,739
Leucadia National Corp.	25,800	1,145
Lincoln National Corp.	53,551	3,260
Loews Corp.	88,470	4,159
M & T Bank Corp.	14,477	1,533
Marsh & McLennan Cos., Inc.	108,197	2,883
Marshall & Ilsley Corp.	50,056	2,188
MBIA, Inc.	25,381	1,523
Merrill Lynch & Co., Inc.	171,866	12,667
MetLife, Inc.	146,901	9,409
MGIC Investment Corp.	17,204	519
Moody’s Corp.	46,079	2,113
Morgan Stanley	207,937	12,969
National City Corp.	115,790	3,116
Northern Trust Corp.	36,975	2,273
Plum Creek Timber Co., Inc.	34,215	1,435
PNC Financial Services Group, Inc.	68,527	4,822
Principal Financial Group, Inc.	53,345	2,960
Progressive Corp.	145,829	2,966
ProLogis	50,990	3,068
Prudential Financial, Inc.	91,949	8,255
Public Storage, Inc.	24,979	1,893
Regions Financial Corp.	137,829	4,314
SAFECO Corp.	21,816	1,266
Simon Property Group, Inc.	44,342	4,209
SLM Corp.	82,235	4,135
Sovereign Bancorp, Inc.	74,062	1,339
State Street Corp. (b)	77,855	4,777
SunTrust Banks, Inc.	70,517	5,553
Synovus Financial Corp.	63,785	1,762
T. Rowe Price Group, Inc.	52,100	2,674
Torchmark Corp.	18,352	1,130
Travelers Cos, Inc.	132,250	6,684
U.S. Bancorp	342,694	11,086
Unum Group	69,872	1,710
Vornado Realty Trust	25,663	2,735
Wachovia Corp.	378,951	18,561
Washington Mutual, Inc.	176,813	6,493
Wells Fargo Co.	661,468	24,170
Western Union Co.	154,006	2,900
XL Capital, Ltd. Class A	37,485	2,856
Zions Bancorp	21,048	1,486
		522,097
Health Care — 11.3%
Abbott Laboratories	305,073	15,836
Aetna, Inc.	101,278	5,156
Allergan, Inc.	60,720	3,644
AmerisourceBergen Corp.	35,733	1,710
Amgen, Inc. (a)	215,246	10,786
Applera Corp. -Applied Biosystems Group	37,974	1,200
Barr Pharmaceuticals, Inc. (a)	22,041	1,121
Bausch & Lomb, Inc.	11,192	707
Baxter International, Inc.	129,248	7,078
Becton, Dickinson & Co.	48,231	3,711
Biogen Idec, Inc. (a)	56,458	3,603
Boston Scientific Corp. (a)	231,320	2,968
Bristol-Myers Squibb Co.	388,141	11,314
C.R. Bard, Inc.	21,057	1,756
Cardinal Health, Inc.	75,424	5,157
Celgene Corp. (a)	74,366	4,775
CIGNA Corp.	57,603	2,977
Coventry Health Care, Inc. (a)	30,418	1,745
Covidien Ltd. (a)	98,623	3,928
Eli Lilly & Co.	194,516	11,155
Express Scripts, Inc. (a)	51,100	2,798
Forest Laboratories, Inc. (a)	63,392	2,385
Genzyme Corp. (a)	51,196	3,195
Gilead Sciences, Inc. (a)	184,760	6,720
Hospira, Inc. (a)	32,161	1,243
Humana, Inc. (a)	32,511	2,084
IMS Health, Inc.	39,562	1,184
Johnson & Johnson	573,629	35,445
King Pharmaceuticals, Inc. (a)	50,479	759
Laboratory Corp. of America Holdings (a)	23,679	1,839
Manor Care, Inc.	14,550	930
McKesson Corp.	58,326	3,337
Medco Health Solutions, Inc. (a)	56,080	4,792
Medtronic, Inc.	228,038	12,050
Merck & Co., Inc.	429,229	21,534
Millipore Corp. (a)	11,096	773
Mylan Laboratories Inc.	50,291	759
Patterson Cos., Inc. (a)	28,798	1,059
Pfizer, Inc.	1,389,888	34,525
PharMerica Corp. (a)	129	2
Quest Diagnostics, Inc.	30,722	1,682
Schering-Plough Corp.	293,293	8,805
St. Jude Medical, Inc. (a)	67,700	2,950
Stryker Corp.	58,889	3,934
Tenet Healthcare Corp. (a)	97,769	331
Thermo Fisher Scientific, Inc. (a)	83,180	4,511
UnitedHealth Group, Inc.	265,358	13,271
Varian Medical Systems, Inc. (a)	26,073	1,053
Watson Pharmaceuticals, Inc. (a)	21,553	643
Wellpoint, Inc. (a)	122,052	9,836
Wyeth	265,457	12,291
Zimmer Holdings, Inc. (a)	46,854	3,670
		300,717
Industrials — 11.3%
3M Co.	142,062	12,926
Allied Waste Industries, Inc. (a)	52,668	673
American Standard Cos., Inc.	35,873	1,321
Avery Dennison Corp.	18,781	1,123

	Shares	Market Value (000)
Industrials — (continued)
Boeing Co.	155,481	$15,035
Burlington Northern Santa Fe Corp.	69,876	5,670
Caterpillar, Inc.	126,207	9,563
CH Robinson Worldwide, Inc.	33,345	1,635
Cintas Corp.	25,692	942
Cooper Industries, Ltd.	35,263	1,804
CSX Corp.	86,266	3,537
Cummins, Inc.	20,204	2,393
Danaher Corp.	47,729	3,707
Deere & Co.	44,911	6,111
Domtar Corp. (a) (c)	11	0
Dover Corp.	40,036	1,978
Eaton Corp.	28,464	2,682
Emerson Electric Co.	158,291	7,793
Equifax, Inc.	27,428	1,057
FedEx Corp.	61,080	6,699
Fluor Corp.	17,030	2,165
General Dynamics Corp.	79,517	6,247
General Electric Co.	2,038,775	79,247
Goodrich Co.	24,214	1,529
Honeywell International, Inc.	153,553	8,622
Illinois Tool Works, Inc.	80,616	4,689
Ingersoll-Rand Co. Class A	59,524	3,091
ITT Industries, Inc.	36,449	2,478
L-3 Communications Holdings, Inc.	24,171	2,381
Lockheed Martin Corp.	70,511	6,990
Masco Corp.	75,908	1,975
Monster Worldwide, Inc. (a)	26,635	911
Norfolk Southern Corp.	78,545	4,022
Northrop Grumman Corp.	67,703	5,338
PACCAR, Inc.	49,138	4,204
Pall Corp.	25,444	970
Parker-Hannifin Corp.	23,146	2,487
Pitney Bowes, Inc.	44,610	1,993
Precision Castparts Corp.	27,633	3,601
R.R. Donnelley & Sons Co.	44,044	1,578
Raytheon Co.	88,385	5,422
Robert Half International, Inc.	31,890	1,019
Rockwell Automation, Inc.	31,718	2,235
Rockwell Collins, Inc.	32,802	2,259
Ryder Systems, Inc.	12,618	691
Southwest Airlines Co.	152,983	2,312
Terex Corp. (a)	20,993	1,677
Textron, Inc.	48,888	2,852
Tyco Electronics Ltd. (a)	98,623	3,439
Tyco International Ltd.	98,623	4,355
Union Pacific Corp.	53,823	6,005
United Parcel Service, Inc. Class B	209,695	15,907
United Technologies Corp.	196,304	14,650
W.W. Grainger, Inc.	14,510	1,329
Waste Management, Inc.	103,674	3,905
		299,224
Information Technology — 15.4%
Adobe Systems, Inc. (a)	115,164	4,923
Advanced Micro Devices, Inc. (a)	111,815	1,454
Affiliated Computer Services, Inc. Class A (a)	19,803	991
Agilent Technologies, Inc. (a)	78,002	2,839
Akamai Technologies, Inc. (a)	33,000	1,063
Altera Corp.	68,156	1,623
Analog Devices, Inc.	65,749	2,425
Apple Computer, Inc. (a)	171,650	23,770
Applied Materials, Inc.	271,182	5,792
Autodesk, Inc. (a)	45,240	2,096
Automatic Data Processing, Inc.	109,180	4,994
Avaya, Inc. (a)	87,050	1,465
BMC Software, Inc. (a)	40,985	1,255
Broadcom Corp. Class A (a)	92,125	3,178
CA, Inc.	80,471	2,027
CIENA Corp. (a)	17,644	668
Cisco Systems, Inc. (a)	1,202,236	38,375
Citrix Systems, Inc. (a)	34,273	1,246
Cognizant Technology Solutions Corp. Class A (a)	27,795	2,043
Computer Sciences Corp. (a)	33,840	1,893
Compuware Corp. (a)	55,966	454
Convergys Corp. (a)	28,608	479
Corning, Inc.	309,521	7,234
Dell, Inc. (a)	448,098	12,659
Electronic Arts, Inc. (a)	61,035	3,231
Electronic Data Systems Corp.	101,195	2,316
EMC Corp.	417,683	8,212
First Data Corp.	147,748	4,908
Fiserv, Inc. (a)	32,824	1,527
Google, Inc. Class A (a)	43,242	22,280
Hewlett-Packard Co.	518,647	25,595
IAC (a)	44,529	1,238
Intel Corp.	1,152,815	29,685
International Business Machines Corp.	270,611	31,578
Intuit, Inc. (a)	67,039	1,831
Jabil Circuit, Inc.	33,513	744
Juniper Networks, Inc. (a)	101,786	3,351
KLA-Tencor Corp.	38,510	2,213
Lexmark International Group, Inc. Class A (a)	19,500	727
Linear Technology Corp.	51,047	1,735
LSI Logic Corp. (a)	141,796	977
Maxim Integrated Products, Inc.	62,786	1,884
MEMC Electronic Materials, Inc. (a)	43,501	2,672
Micron Technology, Inc. (a)	145,789	1,669
Microsoft Corp.	1,667,290	47,901
Molex, Inc.	29,396	769
Motorola, Inc.	455,473	7,720
National Semiconductor Corp.	47,615	1,253
NCR Corp. (a)	36,427	1,813
Network Appliance, Inc. (a)	72,665	2,024
Novell, Inc. (a)	70,374	524
Novellus Systems, Inc. (a)	25,633	702
NVIDIA Corp. (a)	71,860	3,676

	Shares	Market Value (000)
Information Technology — (continued)
Oracle Corp. (a)	783,928	$15,898
Paychex, Inc.	66,092	2,937
PerkinElmer, Inc.	25,526	700
QLogic Corp. (a)	32,708	435
QUALCOMM, Inc.	328,865	13,118
SanDisk Corp. (a)	44,206	2,478
Solectron Corp. (a)	189,755	736
Sun Microsystems, Inc. (a)	717,514	3,846
Symantec Corp. (a)	178,049	3,349
Tektronix, Inc.	15,074	485
Tellabs, Inc. (a)	87,077	919
Teradyne, Inc. (a)	39,375	586
Texas Instruments, Inc.	282,600	9,676
Unisys Corp. (a)	71,488	527
VeriSign, Inc. (a)	47,539	1,531
Waters Corp. (a)	19,319	1,190
Xerox Corp. (a)	182,935	3,134
Xilinx, Inc.	59,910	1,532
Yahoo!, Inc. (a)	237,365	5,395
		408,173
Materials — 3.1%
Air Products & Chemicals, Inc.	43,196	3,888
Alcoa, Inc.	172,861	6,315
Allegheny Technologies, Inc.	19,793	1,967
Ashland, Inc.	10,958	655
Ball Corp.	20,545	1,076
Bemis Co., Inc.	21,774	650
Consol Energy, Inc.	36,737	1,465
Dow Chemical Co.	187,641	7,999
E.I. Du Pont de Nemours & Co.	183,720	8,956
Eastman Chemical Co.	17,106	1,142
Ecolab, Inc.	33,965	1,415
Freeport-McMoRan Copper & Gold, Inc. Class B	74,393	6,503
Hercules, Inc.	23,605	492
International Flavors & Fragrances, Inc.	16,168	812
International Paper Co.	87,785	3,082
MeadWestvaco Corp.	37,604	1,188
Monsanto Co.	107,954	7,529
Newmont Mining Corp.	88,998	3,761
Nucor Corp.	60,165	3,183
Pactiv Corp. (a)	24,491	716
Peabody Energy Corp.	52,048	2,213
PPG Industries, Inc.	32,126	2,356
Praxair, Inc.	63,409	4,798
Rohm & Haas Co.	27,582	1,560
Sealed Air Corp.	33,377	883
Sigma-Aldrich Corp.	24,817	1,112
Temple-Inland, Inc.	21,386	1,178
United States Steel Corp.	23,224	2,194
Vulcan Materials Co.	18,291	1,646
Weyerhaeuser Co.	42,127	2,872
		83,606
Telecommunication Services — 3.7%
ALLTEL Corp.	67,603	4,615
AT&T, Inc.	1,221,106	48,685
CenturyTel, Inc.	20,933	1,004
Citizens Communications Co.	69,518	1,009
Embarq Corp.	30,412	1,898
JDS Uniphase Corp. (a)	43,752	637
Qwest Communications International, Inc. (a)	308,851	2,764
Sprint Nextel Corp.	570,748	10,799
Verizon Communications, Inc.	576,137	24,129
Windstream Corp.	92,078	1,315
		96,855
Utilities — 3.5%
AES Corp. (a)	133,637	2,420
Allegheny Energy, Inc. (a)	33,697	1,739
Ameren Corp.	40,308	2,047
American Electric Power Co., Inc.	77,781	3,460
CenterPoint Energy, Inc.	64,938	1,053
CMS Energy Corp.	46,141	753
Consolidated Edison, Inc.	54,671	2,512
Constellation Energy Group, Inc.	35,243	2,923
Dominion Resources, Inc.	58,597	4,991
DTE Energy Co.	34,188	1,635
Duke Energy Corp.	251,870	4,619
Dynegy, Inc. (a)	82,789	670
Edison International	64,331	3,391
Entergy Corp.	39,118	4,053
Exelon Corp.	133,710	9,449
FirstEnergy Corp.	61,094	3,754
FPL Group, Inc.	80,411	4,731
Integrys Energy Group, Inc.	15,378	772
Nicor, Inc.	9,319	387
NiSource, Inc.	56,685	1,068
PG&E Corp.	69,971	3,114
Pinnacle West Capital Corp.	20,748	827
PPL Corp.	75,961	3,666
Progress Energy, Inc.	50,365	2,311
Public Service Enterprise Group, Inc.	49,987	4,248
Questar Corp.	33,250	1,662
Sempra Energy	53,180	2,926
Southern Co.	148,478	5,269
Spectra Energy Corp.	127,258	2,959
TECO Energy, Inc.	43,371	687
TXU Corp.	91,207	6,147
Xcel Energy, Inc.	83,453	1,720
		91,963

Total Common Stocks
(Cost $1,574,865,082)		2,592,415

	Par
	Amount
	(000)

U.S. Government Securities — 0.2%
United States Treasury Bill 4.6% due 09/06/07(d) (e)	$4,299	$4,296

Total U.S. Government Securities
(Cost $4,296,227)		4,296

	Shares
	(000)

Money Market Funds — 1.8%
AIM Short Term Investment Prime Portfolio	46,924	$46,924
Federated Money Market Obligations Trust	544	544

Total Money Market Funds
(Cost $47,468,902)		47,468

Total Investments — 99.8%
(identified cost $1,626,630,211)(f)		2,644,179

Other Assets in Excess of Liabilities — 0.2%		5,342

Net Assets — 100.0%		$2,649,521

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Amount is less than $1,000.

(d) Rate represents annualized yield at date of purchase.

(e) Security held as collateral in relation to initial margin requirements on futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007 was $1,067,805,002 and $50,256,427, respectively, resulting in net unrealized appreciation of investments of $1,017,548,575.

(g) Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Fund’s financial statement disclosures.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

State Street Equity 500 Index Portfolio

Portfolio of Investments

August 31, 2007 (Unaudited)

	Number of Contracts	Unrealized Depreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2007	770	$(1,814)
Total unrealized appreciation on open futures contracts purchased		$(1,814)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at August 31, 2007 is listed in the Portfolio of Investments.

						Realized
					Income Earned	Gain
		Shares purchased for	Shares sold for		for the 8 Months	on shares
Security	Number of shares held	the 8 Months ended	the 8 Months	Number of shares held	ended 8/31/07	sold
Description	at 12/31/2006	8/31/07	ended 8/31/07	at 8/31/07	(000)	(000)

State Street Corp.	69,744	17,100	8,989	77,855	$29	$204

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

August 31, 2007 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,623,543)	$2,639,402
Investments in non-controlled affiliates at market (identified cost $3,087)	4,777
2,644,179
Receivables:
Daily variation margin on futures contracts	581
Dividends and interest	5,130
Total assets	2,649,890

Liabilities
Payables:
Investment securities purchased	164
Management fees	205
Total liabilities	369
Net Assets	$2,649,521

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2006

		Market
		Value
	Shares	(000)
Common Stocks — 97.2%
Consumer Discretionary — 10.5%
Amazon.Com, Inc.(a)	65,208	$2,573
Apollo Group, Inc. Class A(a)	29,567	1,152
AutoNation, Inc.(a)	30,237	645
AutoZone, Inc.(a)	11,422	1,320
Bed Bath & Beyond, Inc.(a)	59,201	2,256
Best Buy Co., Inc.	84,650	4,164
Big Lots, Inc.(a)	24,510	562
Black & Decker Corp.	14,082	1,126
Brunswick Corp.	19,991	638
Carnival Corp.	93,213	4,572
CBS Corp. Class B	163,615	5,102
Centex Corp.	25,855	1,455
Circuit City Stores, Inc.	31,532	598
Clear Channel Communications, Inc.	103,193	3,667
Coach, Inc.(a)	77,242	3,318
Comcast Corp. Class A(a)	441,651	18,695
D.R. Horton, Inc.	56,880	1,507
Darden Restaurants, Inc.	29,706	1,193
Dillard’s, Inc. Class A	13,693	479
DIRECTV Group, Inc.(a)	162,100	4,043
Dollar General Corp.	64,322	1,033
Dow Jones & Co., Inc.	12,569	478
Eastman Kodak Co.	61,027	1,574
eBay, Inc.(a)	243,697	7,328
EW Scripps Co. Class A	18,055	902
Family Dollar Stores, Inc.	33,168	973
Federated Department Stores, Inc.	113,240	4,318
Ford Motor Co.(a)	401,099	3,012
Fortune Brands, Inc.	31,265	2,670
Gannett Co., Inc.	50,094	3,029
Gap, Inc.	114,286	2,229
General Motors Corp.	118,147	3,629
Genuine Parts Co.	35,606	1,689
Goodyear Tire & Rubber Co.(a)	38,059	799
H&R Block, Inc.	69,033	1,591
Harley-Davidson, Inc.	55,312	3,898
Harman International Industries, Inc.	13,943	1,393
Harrah’s Entertainment, Inc.	38,556	3,189
Hasbro, Inc.	33,195	905
Hilton Hotels Corp.	81,798	2,855
Home Depot, Inc.	430,622	17,294
International Game Technology	72,177	3,335
Interpublic Group of Cos., Inc.(a)	88,768	1,087
JC Penney & Co., Inc.	47,336	3,662
Johnson Controls, Inc.	41,725	3,585
Jones Apparel Group, Inc.	24,054	804
KB HOME	15,914	816
Kohl’s Corp.(a)	69,127	4,730
Leggett & Platt, Inc.	38,373	917
Lennar Corp. Class A	28,791	1,510
Limited Brands	71,194	2,060
Liz Claiborne, Inc.	22,110	961
Lowe’s Cos., Inc.	324,557	10,110
Marriot International, Inc. Class A	71,406	3,407
Mattel, Inc.	81,695	1,851
McDonald’s Corp.	260,413	11,544
McGraw-Hill, Inc.	74,259	5,051
Meredith Corp.	8,973	506
New York Times Co. Class A	30,840	751
Newell Rubbermaid, Inc.	57,904	1,676
News Corp. Class A	496,345	10,661
NIKE, Inc. Class B	39,839	3,945
Nordstrom, Inc.	47,327	2,335
Office Depot, Inc.(a)	59,858	2,285
OfficeMax, Inc.	14,368	713
Omnicom Group, Inc.	35,730	3,735
Pulte Homes, Inc.	45,012	1,491
Radioshack Corp.	28,742	482
Sears Holdings Corp.(a)	17,607	2,957
Sherwin-Williams Co.	23,645	1,503
Snap-On, Inc.	12,587	600
Stanley Works	16,186	814
Staples, Inc.	152,606	4,075
Starbucks Corp.(a)	159,552	5,651
Starwood Hotels & Resorts Worldwide, Inc.	45,356	2,835
Target Corp.	182,425	10,407
Tiffany & Co.	30,159	1,183
Time Warner, Inc.	845,437	18,414
TJX Cos., Inc.	93,610	2,670
Tribune Co.	40,281	1,240

		Market
		Value
	Shares	(000)
Consumer Discretionary — (continued)
Univision Communications, Inc. Class A(a)	53,184	$1,884
V.F. Corp.	18,547	1,522
Viacom, Inc. Class B(a)	147,967	6,071
Walt Disney Co.	436,355	14,954
Wendy’s International, Inc.	19,445	643
Whirlpool Corp.	16,314	1,354
Wyndham Worldwide Corp.(a)	41,656	1,334
Yum! Brands, Inc.	56,301	3,310
		291,284
Consumer Staples — 9.0%
Altria Group, Inc.	443,148	38,031
Anheuser-Busch Cos., Inc.	163,576	8,048
Archer-Daniels-Midland Co.	138,600	4,430
Avon Products, Inc.	94,744	3,130
Brown-Forman Corp. Class B	17,234	1,142
Campbell Soup Co.	45,335	1,763
Clorox Co.	31,410	2,015
Coca-Cola Co.	429,883	20,742
Coca-Cola Enterprises, Inc.	58,182	1,188
Colgate-Palmolive Co.	107,777	7,031
ConAgra Foods, Inc.	108,384	2,926
Constellation Brands, Inc. Class A(a)	42,839	1,243
Costco Wholesale Corp.	98,160	5,190
CVS Corp.	173,828	5,373
Dean Foods Co.(a)	28,488	1,204
Estee Lauder Cos, Inc. Class A	26,085	1,065
General Mills, Inc.	72,098	4,153
H.J. Heinz Co.	70,540	3,175
Hershey Foods Corp.	37,424	1,864
Kellogg Co.	51,894	2,598
Kimberly-Clark Corp.	95,667	6,501
Kroger Co.	152,500	3,518
McCormick & Co., Inc.	27,487	1,060
Molson Coors Brewing Co., Class B	9,674	739
Pepsi Bottling Group, Inc.	28,442	879
PepsiCo, Inc.	347,700	21,749
Procter & Gamble Co.	669,257	43,013
Reynolds American, Inc.	35,793	2,343
Safeway, Inc.	93,987	3,248
Sara Lee Corp.	159,220	2,712
SuperValu, Inc.	43,143	1,542
Sysco Corp.	129,690	4,767
Tyson Foods, Inc., Class A	53,967	888
UST Corp.	33,653	1,959
Wal-Mart Stores, Inc.	518,655	23,952
Walgreen Co.	214,277	9,833
Whole Foods Market, Inc.	29,093	1,365
Wrigley Wm., Jr. Co.	46,515	2,406
		248,785
Energy — 9.4%
Anadarko Petroleum Corp.	96,412	4,196
Apache Corp.	69,248	4,606
Baker Hughes, Inc.	67,398	5,032
BJ Services Co.	63,108	1,850
Chesapeake Energy Corp.	88,050	2,558
ChevronTexaco Corp.	461,642	33,944
ConocoPhillips	347,586	25,009
Devon Energy Corp.	93,214	6,253
El Paso Corp.	145,854	2,229
EOG Resources, Inc.	50,728	3,168
ExxonMobil Corp.	1,232,334	94,434
Halliburton Co.	212,954	6,612
Hess Corp.	57,066	2,829
Kinder Morgan, Inc.	22,209	2,349
Marathon Oil Corp.	74,794	6,918
Murphy Oil Corp.	39,623	2,015
Nabors Industries, Ltd.(a)	65,339	1,946
National Oilwell Varco, Inc.(a)	36,416	2,228
Noble Corp.	28,613	2,179
Occidental Petroleum Corp.	183,115	8,941
Rowan Cos., Inc.	23,312	774
Schlumberger, Ltd.	249,997	15,790
Smith International, Inc.	42,332	1,738
Sunoco, Inc.	25,642	1,599
Transocean, Inc.(a)	61,904	5,007
Valero Energy Corp.	127,305	6,513
Weatherford International Ltd.(a)	73,029	3,052
Williams Cos., Inc.	126,532	3,305
XTO Energy, Inc.	77,341	3,639
		260,713

		Market
		Value
	Shares	(000)
Financials — 21.9%
ACE, Ltd.	68,370	$4,141
AFLAC, Inc.	103,444	4,758
Allstate Corp.	131,623	8,570
Ambac Financial Group, Inc.	22,117	1,970
American Express Co.	256,477	15,560
American International Group, Inc.	550,102	39,420
Ameriprise Financial, Inc.	52,055	2,837
AON Corp.	66,231	2,341
Apartment Investment & Management Co. Class A	20,565	1,152
Archstone-Smith Trust	46,242	2,692
Bank of America Corp.	951,021	50,775
Bank of New York Co., Inc.	161,084	6,342
BB&T Corp.	113,373	4,980
Bear Stearns Cos., Inc.	25,379	4,131
Boston Properties, Inc.	24,276	2,716
Capital One Financial Corp.	86,384	6,636
CB Richard Ellis Group, Inc. Class A(a)	38,900	1,291
Charles Schwab Corp.	215,277	4,163
Chicago Mercantile Exchange Holdings, Inc.	7,459	3,802
Chubb Corp.	87,049	4,606
Cincinnati Financial Corp.	36,619	1,659
CIT Group, Inc.	42,131	2,350
Citigroup, Inc.	1,040,542	57,958
Comerica, Inc.	33,939	1,992
Commerce Bancorp, Inc.	38,423	1,355
Compass Bancshares, Inc.	27,185	1,622
Countrywide Financial Corp.	131,490	5,582
E*Trade Financial Corp.(a)	89,682	2,011
Equity Office Properties Trust	73,873	3,558
Equity Residential	61,100	3,101
Fannie Mae	205,469	12,203
Federal Home Loan Mortgage Corp.	146,803	9,968
Federated Investors, Inc. Class B	18,160	613
Fidelity National Information Services, Inc.	34,498	1,383
Fifth Third Bancorp	117,969	4,828
First Horizon National Corp.	26,198	1,095
Franklin Resources, Inc.	35,354	3,895
Genworth Financial, Inc. Class A	96,501	3,301
Goldman Sachs Group, Inc.	89,885	17,919
Hartford Financial Services Group, Inc.	67,089	6,260
Huntington Bancshares, Inc.	50,711	1,204
J.P. Morgan Chase & Co.	735,016	35,501
Janus Capital Group, Inc.	45,056	973
KeyCorp	83,775	3,186
Kimco Realty Corp.	47,843	2,151
Legg Mason, Inc.	27,686	2,632
Lehman Brothers Holdings, Inc.	113,292	8,850
Lincoln National Corp.	59,782	3,970
Loews Corp.	96,944	4,020
M & T Bank Corp.	16,052	1,961
Marsh & McLennan Cos., Inc.	116,800	3,581
Marshall & Ilsley Corp.	53,960	2,596
MBIA, Inc.	28,847	2,108
Mellon Financial Corp.	86,595	3,650
Merrill Lynch & Co., Inc.	187,113	17,420
MetLife, Inc.	161,409	9,525
MGIC Investment Corp.	18,418	1,152
Moody’s Corp.	49,487	3,418
Morgan Stanley	223,352	18,188
National City Corp.	133,791	4,891
Northern Trust Corp.	38,964	2,365
Plum Creek Timber Co., Inc.	38,698	1,542
PNC Financial Services Group, Inc.	62,042	4,594
Principal Financial Group, Inc.	56,228	3,301
Progressive Corp.	161,699	3,916
ProLogis	51,362	3,121
Prudential Financial, Inc.	100,521	8,631
Public Storage, Inc.	25,680	2,504
Realogy Corp.(a)	43,639	1,323
Regions Financial Corp.	153,917	5,756
SAFECO Corp.	21,841	1,366
Simon Property Group, Inc.	46,909	4,751
SLM Corp.	85,313	4,161
Sovereign Bancorp, Inc.	73,343	1,862
St. Paul Travelers Cos., Inc.	145,882	7,832
State Street Corp.(b)	69,744	4,704
SunTrust Banks, Inc.	76,113	6,428

		Market
		Value
	Shares	(000)
Financials — (continued)
Synovus Financial Corp.	67,819	$2,091
T. Rowe Price Group, Inc.	55,753	2,440
Torchmark Corp.	20,742	1,323
U.S. Bancorp	370,737	13,417
UnumProvident Corp.	70,362	1,462
Vornado Realty Trust	27,180	3,302
Wachovia Corp.	403,744	22,993
Washington Mutual, Inc.	199,150	9,059
Wells Fargo Co.	714,949	25,424
Western Union Co.	162,410	3,641
XL Capital, Ltd. Class A	37,851	2,726
Zions Bancorp	22,290	1,838
		604,386
Health Care — 11.6%
Abbott Laboratories	325,078	15,835
Aetna, Inc.	110,591	4,775
Allergan, Inc.	32,090	3,842
AmerisourceBergen Corp.	41,365	1,860
Amgen, Inc.(a)	247,049	16,876
Applera Corp. — Applied Biosystems Group	38,487	1,412
Barr Pharmaceuticals, Inc.(a)	22,471	1,126
Bausch & Lomb, Inc.	11,361	591
Baxter International, Inc.	138,557	6,428
Becton, Dickinson & Co.	51,991	3,647
Biogen Idec, Inc.(a)	71,901	3,537
Biomet, Inc.	52,003	2,146
Boston Scientific Corp. (a)	248,691	4,273
Bristol-Myers Squibb Co.	417,718	10,994
C.R. Bard, Inc.	21,663	1,797
Cardinal Health, Inc.	85,634	5,517
Caremark Rx, Inc.	90,090	5,145
Celgene Corp.(a)	79,000	4,545
CIGNA Corp.	21,763	2,863
Coventry Health Care, Inc.(a)	33,705	1,687
Eli Lilly & Co.	208,848	10,881
Express Scripts, Inc.(a)	29,091	2,083
Forest Laboratories, Inc.(a)	66,417	3,361
Genzyme Corp.(a)	55,278	3,404
Gilead Sciences, Inc.(a)	97,402	6,324
Health Management Associates, Inc. Class A	50,557	1,067
Hospira, Inc.(a)	32,339	1,086
Humana, Inc.(a)	34,534	1,910
IMS Health, Inc.	42,014	1,155
Johnson & Johnson	613,981	40,535
King Pharmaceuticals, Inc.(a)	50,093	798
Laboratory Corp. of America Holdings(a)	26,382	1,938
Manor Care, Inc.	14,700	690
McKesson Corp.	62,129	3,150
Medco Health Solutions, Inc.(a)	62,067	3,317
MedImmune, Inc.(a)	48,823	1,580
Medtronic, Inc.	243,962	13,054
Merck & Co., Inc.	459,042	20,014
Millipore Corp.(a)	10,763	717
Mylan Laboratories Inc.	43,339	865
Patterson Cos., Inc.(a)	29,591	1,051
Pfizer, Inc.	1,526,997	39,549
Quest Diagnostics, Inc.	33,907	1,797
Schering-Plough Corp.	314,004	7,423
St. Jude Medical, Inc.(a)	74,428	2,721
Stryker Corp.	61,705	3,401
Tenet Healthcare Corp.(a)	99,321	692
Thermo Electron Corp.(a)	85,997	3,895
UnitedHealth Group, Inc.	284,559	15,289
Watson Pharmaceuticals, Inc.(a)	22,071	575
Wellpoint, Inc.(a)	131,688	10,363
Wyeth	284,221	14,473
Zimmer Holdings, Inc.(a)	51,281	4,019
		322,073
Industrials — 10.6%
3M Co.	155,982	12,156
Allied Waste Industries, Inc.(a)	50,835	625
American Power Conversion Corp.	36,779	1,125
American Standard Cos., Inc.	37,436	1,716
Avery Dennison Corp.	19,933	1,354
Boeing Co.	167,871	14,914
Burlington Northern Santa Fe Corp.	76,490	5,646
Caterpillar, Inc.	137,003	8,402
Cintas Corp.	28,572	1,135
Cooper Industries, Ltd.	19,182	1,735
CSX Corp.	92,941	3,200
Cummins, Inc.	11,508	1,360

		Market
		Value
	Shares	(000)
Industrials — (continued)
Danaher Corp.	49,582	$3,592
Deere & Co.	48,394	4,601
Dover Corp.	42,847	2,100
Eaton Corp.	32,077	2,410
Emerson Electric Co.	169,008	7,452
Equifax, Inc.	26,852	1,090
FedEx Corp.	64,549	7,011
Fluor Corp.	18,164	1,483
General Dynamics Corp.	85,678	6,370
General Electric Co.	2,177,851	81,038
Goodrich Co.	25,837	1,177
Honeywell International, Inc.	172,884	7,821
Illinois Tool Works, Inc.	87,506	4,042
Ingersoll-Rand Co. Class A	64,113	2,509
ITT Industries, Inc.	38,526	2,189
L-3 Communications Holdings, Inc.	25,281	2,068
Lockheed Martin Corp.	75,007	6,906
Masco Corp.	83,337	2,489
Monster Worldwide, Inc.(a)	26,276	1,226
Norfolk Southern Corp.	83,334	4,191
Northrop Grumman Corp.	71,806	4,861
PACCAR, Inc.	53,220	3,454
Pall Corp.	26,856	928
Parker-Hannitin Corp.	25,303	1,945
Pitney Bowes, Inc.	46,085	2,129
R.R. Donnelley & Sons Co.	45,803	1,628
Raytheon Co.	93,511	4,937
Robert Half International, Inc.	36,327	1,348
Rockwell Automation, Inc.	37,236	2,274
Rockwell Collins, Inc.	35,532	2,249
Ryder Systems, Inc.	12,821	655
Southwest Airlines Co.	166,660	2,553
Terex Corp.(a)	21,500	1,388
Textron, Inc.	27,058	2,537
Tyco International, Ltd.	421,181	12,804
Union Pacific Corp.	56,518	5,201
United Parcel Service, Inc. Class B	228,116	17,104
United Technologies Corp.	213,583	13,353
W.W. Grainger, Inc.	16,159	1,130
Waste Management, Inc.	112,537	4,138
		291,749
Information Technology — 14.4%
ADC Telecommunications, Inc.(a)	25,096	365
Adobe Systems, Inc.(a)	122,225	5,026
Advanced Micro Devices, Inc.(a)	116,605	2,373
Affiliated Computer Services, Inc. Class A(a)	24,679	1,205
Agilent Technologies, Inc.(a)	86,267	3,006
Altera Corp.(a)	76,216	1,500
Analog Devices, Inc.	75,095	2,468
Apple Computer, Inc.(a)	179,554	15,233
Applied Materials, Inc.	289,679	5,345
Autodesk, Inc.(a)	48,583	1,966
Automatic Data Processing, Inc.	117,306	5,777
Avaya, Inc.(a)	92,417	1,292
BMC Software, Inc.(a)	44,771	1,442
Broadcom Corp. Class A(a)	97,879	3,162
CA, Inc.	86,100	1,950
CIENA Corp.(a)	18,068	501
Cisco Systems, Inc.(a)	1,282,397	35,048
Citrix Systems, Inc.(a)	38,274	1,035
Cognizant Technology Solutions Corp. Class A	29,900	2,307
Computer Sciences Corp.(a)	36,295	1,937
Compuware Corp.(a)	78,803	656
Comverse Technology, Inc.(a)	42,971	907
Convergys Corp.(a)	28,696	682
Corning, Inc.(a)	331,317	6,199
Dell, Inc.(a)	481,994	12,093
Electronic Arts, Inc.(a)	63,803	3,213
Electronic Data Systems Corp.	108,129	2,979
EMC Corp.	466,362	6,156
First Data Corp.	162,410	4,145
Fiserv, Inc.(a)	36,462	1,911
Google, Inc. Class A(a)	45,351	20,883
Hewlett-Packard Co.	577,631	23,793
IAC(a)	46,900	1,743
Intel Corp.	1,216,018	24,624
International Business Machines Corp.	318,025	30,896
Intuit, Inc.(a)	72,828	2,222
Jabil Circuit, Inc.	37,335	917
Juniper Networks, Inc.(a)	117,475	2,225
KLA-Tencor Corp.	41,996	2,089

		Market
		Value
	Shares	(000)
Information Technology — (continued)
Lexmark International Group, Inc. Class A(a)	21,769	$1,593
Linear Technology Corp.	63,875	1,937
LSI Logic Corp.(a)	82,199	740
Maxim Integrated Products, Inc.	67,368	2,063
Micron Technology, Inc.(a)	159,715	2,230
Microsoft Corp.	1,832,017	54,704
Molex, Inc.	29,603	936
Motorola, Inc.	509,619	10,478
National Semiconductor Corp.	62,815	1,426
NCR Corp.(a)	38,303	1,638
Network Appliance, Inc.(a)	78,313	3,076
Novell, Inc.(a)	69,067	428
Novellus Systems, Inc.(a)	27,450	945
NVIDIA Corp.(a)	74,136	2,744
Oracle Corp.(a)	851,387	14,593
Paychex, Inc.	70,251	2,778
PerkinElmer, Inc.	27,340	608
PMC-Sierra, Inc.(a)	43,362	291
QLogic Corp.(a)	34,395	754
QUALCOMM, Inc.	350,570	13,248
Sabre Holdings Corp. Class A	28,511	909
SanDisk Corp.(a)	48,429	2,084
Sanmina-SCI Corp.(a)	113,211	391
Solectron Corp.(a)	187,819	605
Sun Microsystems, Inc.(a)	735,209	3,985
Symantec Corp.(a)	198,688	4,143
Symbol Technologies, Inc.	52,353	782
Tektronix, Inc.	16,785	490
Tellabs, Inc.(a)	93,871	963
Teradyne, Inc.(a)	41,522	621
Texas Instruments, Inc.	314,217	9,049
Unisys Corp.(a)	73,007	572
VeriSign, Inc.(a)	51,462	1,238
Waters Corp.(a)	21,925	1,074
Xerox Corp.(a)	206,489	3,500
Xilinx, Inc.	72,429	1,724
Yahoo!, Inc.(a)	262,402	6,702
		397,313
Materials — 3.0%
Air Products & Chemicals, Inc.	46,035	3,235
Alcoa, Inc.	180,719	5,423
Allegheny Technologies, Inc.	21,296	1,931
Ashland, Inc.	13,322	922
Ball Corp.	21,739	948
Bemis Co., Inc.	21,698	737
Consol Energy, Inc.	38,421	1,235
Dow Chemical Co.	204,034	8,149
E.I. Du Pont de Nemours & Co.	195,949	9,545
Eastman Chemical Co.	16,917	1,003
Ecolab, Inc.	38,344	1,733
Freeport-McMoRan Copper & Gold, Inc. Class B	40,644	2,265
Hercules, Inc.(a)	24,773	478
International Flavors & Fragrances, Inc.	16,257	799
International Paper Co.	94,457	3,221
MeadWestvaco Corp.	37,708	1,134
Monsanto Co.	113,151	5,944
Newmont Mining Corp.	94,339	4,259
Nucor Corp.	64,112	3,504
Pactiv Corp.(a)	29,855	1,066
Peabody Energy Corp.	55,400	2,239
Phelps Dodge Corp.	42,645	5,105
PPG Industries, Inc.	34,599	2,222
Praxair, Inc.	67,634	4,013
Rohm & Haas Co.	29,991	1,533
Sealed Air Corp.	17,090	1,110
Sigma-Aldrich Corp.	13,837	1,075
Temple-Inland, Inc.	23,000	1,059
United States Steel Corp.	26,183	1,915
Vulcan Materials Co.	19,760	1,776
Weyerhaeuser Co.	49,587	3,503
		83,081
Telecommunication Services — 3.4%
ALLTEL Corp.	80,854	4,890
AT&T, Inc.	811,422	29,008
BellSouth Corp.	386,329	18,200
CenturyTel, Inc.	23,885	1,043
Citizens Communications Co.	69,090	993
Embarq Corp.	31,143	1,637
JDS Uniphase Corp.(a)	44,204	736
Qwest Communications International, Inc.(a)	332,980	2,787
Sprint Corp. (Fon Group)	613,076	11,581

		Market
		Value
	Shares	(000)
Telecommunication Services — (continued)
Verizon Communications, Inc.	618,227	$23,023
Windstream Corp.	99,356	1,413
		95,311
Utilities — 3.4%
AES Corp.(a)	138,351	3,049
Allegheny Energy, Inc.(a)	34,008	1,561
Ameren Corp.	42,678	2,293
American Electric Power Co., Inc.	82,514	3,513
CenterPoint Energy, Inc.	64,100	1,063
CMS Energy Corp.(a)	46,751	781
Consolidated Edison, Inc.	54,385	2,614
Constellation Energy Group, Inc.	37,222	2,563
Dominion Resources, Inc.	74,121	6,214
DTE Energy Co.	37,063	1,794
Duke Energy Corp.	266,428	8,848
Dynegy Inc. Class A(a)	77,580	562
Edison International	67,978	3,092
Entergy Corp.	44,181	4,079
Exelon Corp.	142,321	8,808
FirstEnergy Corp.	69,031	4,163
FPL Group, Inc.	85,845	4,672
KeySpan Corp.	36,721	1,512
Nicor, Inc.	9,343	437
NiSource, Inc.	58,048	1,399
Peoples Energy Corp.	8,157	364
PG&E Corp.	73,854	3,495
Pinnacle West Capital Corp.	20,647	1,047
PPL Corp.	79,488	2,849
Progress Energy, Inc.	52,576	2,580
Public Service Enterprise Group, Inc.	52,589	3,491
Questar Corp.	18,000	1,495
Sempra Energy	54,262	3,041
Southern Co.	154,849	5,708
TECO Energy, Inc.	43,414	748
TXU Corp.	96,201	5,215
Xcel Energy, Inc.	84,065	1,939
		94,989

Total Common Stocks
(Cost $1,689,558,213)		2,689,684
	Par
	Amount
	(000)
U.S. Government Securities — 0.2%
United States Treasury Bill 4.83% due 03/08/07(c)(d)	$4,299	4,261
Total U.S. Government Securities
(Cost $4,260,932)		4,261
	Shares
	(000)
Money Market Funds — 2.5%
AIM Short Term Investment Prime Portfolio	68,244	$68,244
Federated Money Market Obligations Trust	526	526
Total Money Market Funds
(Cost $68,770,218)		68,770
Total Investments — 99.9%
(identified cost $1,762,589,363)		$2,762,715
Other Assets in Excess of Liabilities — 0.1%		3,981
Net Assets — 100%		$2,766,696

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Rate represents annualized yield at date of purchase.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2007	1,070	$12
Total unrealized appreciation on open futures contracts purchased		$12

Affiliate Table

					Income Earned
	Number of	Shares purchased			for the
	shares held	for the year	Shares sold	Number of	year ended	Realized Gain
	at	ended	the year ended	shares held at	12/31/06	on shares sold
Security Description	12/31/2005	12/31/06	12/31/06	12/31/06	(000)	(000)

State Street Corp.	70,325	1,419	2,000	69,744	$56	$42

See Notes to Financial Statements

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2006

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,760,261)	$2,758,011
Investments in non-controlled affiliates at market (identified cost $2,328) (Note 4)	4,704
2,762,715

Receivables:
Investment securities sold	421
Dividends and interest	3,949
Total assets	2,767,085
Liabilities
Payables:
Daily variation margin on futures contracts	285
Management fees (Note 4)	104
Total liabilities	389
Net Assets	$2,766,696

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2006

(Amounts in thousands)

Investment Income
Dividend income — unaffiliated issuers		$47,819
Dividend income — non-controlled affiliated issuer		56
Interest		2,803
Total Investment Income		50,678
Expenses
Management fees (Note 4)	$1,146
Total Expenses		1,146
Net Investment Income		49,532

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,724
Investments — non-controlled affiliated issuer	42
Futures contracts	5,128
		9,894
Net change in net unrealized appreciation (depreciation) on:
Investments	317,818
Futures contracts	778
		318,596
Net realized and unrealized gain		328,490
Net Increase in Net Assets Resulting from Operations		$378,022

See Notes to Financial Statements.

49

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005
Increase (Decrease) in Net Assets From:
Operations
Net Investment Income	$49,532	$45,936
Net realized gain (loss) on investments and futures contracts	9,894	(7,186)
Net change in net unrealized appreciation (depreciation)	318,596	63,727
Net increase in net assets resulting from operations	378,022	102,477

Capital Transactions
Proceeds from contributions	310,574	278,352
Contributions in-kind	8,054	—
Fair value of withdrawals	(383,063)	(457,339)
Withdrawals in-kind	—	(237,848)
Net decrease in net assets from capital transactions	(64,435)	(416,835)

Total Net Increase (Decrease) in Net Assets	313,587	(314,358)
Net Assets
Beginning of period	2,453,109	2,767,467
End of period	$2,766,696	$2,453,109

See Notes to Financial Statements.

50

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,766,696	$2,453,109	$2,767,467	$2,714,672	$1,992,548
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.94%	1.84%	1.97%	1.74%	1.57%
Portfolio turnover rate*	10%	8%	9%	12%	13%
Total return (a)	15.75%	4.87%	10.86%	28.62%	(22.16)%

*	The portfolio turnover rate excludes in-kind security transactions.
(a)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

51

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2006

1.  Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2006, only the Portfolio and State Street Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date.

52

Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.  Securities Transactions

For the year ended December 31, 2006, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $237,271,572 and $269,069,491, respectively. The aggregate value of in-kind contributions and withdrawals were $8,053,539 and $0, respectively.

At December 31, 2006, the book cost of investments was $1,762,589,363 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized

53

depreciation was $1,064,901,605 and $64,775,938, respectively, resulting in net appreciation of $1,000,125,667 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.  Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2006 is listed in the Portfolio of Investments.

5.  Indemnifications

Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

6.  New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the

54

Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Portfolio’s 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio’s financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2007

56

State Street Equity 500 Index Portfolio

General Information (Unaudited)

December 31, 2006

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 30, 2006 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in

57

managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio was satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio’s advisory fee and total expense ratio were lower than the average for its peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Board determined that the Adviser’s fees were fair and reasonable.

58

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’ relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

59

State Street Equity 500 Index Portfolio

Trustees and Executive Officers (Unaudited).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

• business addresses and ages;

• principal occupations during the past five years; and

• other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”).

Number of
Funds in
Fund
		Term of Office and		Complex
Name, Address, and Date of	Position(s) Held	Length of Time	Principal Occupation	Overseen by	Other Directorships
Birth (“DOB”)	with Trust	Served	During Past Five Years	Trustee*	Held by Trustee

Independent Trustees

Michael F. Holland	Trustee and	Term: Indefinite	Chairman, Holland &	12	Trustee, State
Holland & Company, LLC	Chairman of the	Elected: 2/00	Company L.L.C.		Street
375 Park Avenue	Board		(investment adviser)		Institutional
New York, NY 10152			(1995-present).		Investment Trust;
DOB: July 7, 1944					Director, the
Holland Series
Fund, Inc.;
Director, the
China Fund, Inc.;
Chairman and
Trustee, Scottish
Widows
Investment
Partnership Trust;
and Director,
Reaves Utility
Income Fund

William L. Boyan	Trustee	Term: Indefinite	Trustee of Old Mutual	12	Trustee, State
State Street Master Funds		Elected: 2/00	South Africa Master		Street
P.O. Box 5049			Trust (investments)		Institutional
Boston, MA 02206			(1995-present);		Investment Trust;
DOB: January 20, 1937			Chairman emeritus,		and Trustee, Old
			Children’s Hospital		Mutual South
			(1984-present);		Africa Master
			Director, Boston Plan		Trust
For Excellence (non-
profit)
(1994-present);
President and Chief
Operations Officer,
John Hancock Mutual
Life Insurance
Company
(1959-1999).
Mr. Boyan retired in
1999.

60

Number of
Funds in
Fund
		Term of Office and		Complex
Name, Address, and Date of	Position(s) Held	Length of Time	Principal Occupation	Overseen by	Other Directorships
Birth (“DOB”)	with Trust	Served	During Past Five Years	Trustee*	Held by Trustee

Rina K. Spence	Trustee	Term: Indefinite	President of	12	Trustee, State
7 Acacia Street		Elected: 2/00	SpenceCare		Street
Cambridge, MA 02138			International LLC		Institutional
DOB: October 24, 1948			(1998-present);		Investment Trust;
			Member of the		Director,
			Advisory Board,		Berkshire Life
			Ingenium Corp.		Insurance
			(technology company)		Company of
			(2001-present); Chief		America; and
			Executive Officer,		Director,
			IEmily.com (internet		IEmily.com
company)
(2000-2001); Chief
Executive Officer of
Consensus
Pharmaceutical, Inc.
(1998-1999);
Founder, President
and Chief Executive
Officer of Spence
Center for Women’s
Health (1994-1998);
Trustee, Eastern
Enterprise (utilities)
(1988-2000).

Douglas T. Williams	Trustee	Term: Indefinite	Executive Vice	12	Trustee, State
State Street Master Funds		Elected: 2/00	President of Chase		Street
P.O. Box 5049			Manhattan Bank		Institutional
Boston, MA 02206			(1987-1999).		Investment Trust
DOB: December 23, 1940			Mr. Williams retired
in 1999.

*   The “Fund Complex” consists of six series of the Trust and six series of State Street Institutional Investment Trust.

61

Number of
Funds in
Fund
		Term of Office and		Complex
Name, Address, and Date of	Position(s) Held	Length of Time	Principal Occupation	Overseen by	Other Directorships
Birth (“DOB”)	with Trust	Served	During Past Five Years*	Trustee	Held by Trustee

Executive Officers

James E. Ross	President	Term: Indefinite	President, SSgA	—	—
SSgA Funds Management,		Elected: 4/05	Funds Management,
Inc. State Street Financial			inc. (2005-present);
Center			Principal, SSgA
One Lincoln Street			Funds Management,
Boston, MA 02111			Inc. (2001-2005);
DOB: June 24, 1965			Senior Managing
Director, State Street
Global Advisors
(March
2006-present);
Principal, State Street
Global Advisers
(March 2000-March
2006).

Gary L. French	Treasurer	Term: Indefinite	Senior Vice President	—	—
State Street Bank and Trust		Elected: 5/05	of State Street Bank
Company			and Trust Company
2 Avenue de Lafayette			(2002-present);
Boston, MA 02111			Managing Director,
DOB: July 4, 1951			Deutsche Bank
(including its
predecessor, Scudder
Investments), Fund
Operations Unit
(2001-2002);
President, UAM Fund
Services (1995 to
2001).

62

Number of
Funds in
Fund
		Term of Office and		Complex
Name, Address, and Date of	Position(s) Held	Length of Time	Principal Occupation	Overseen by	Other Directorships
Birth (“DOB”)	with Trust	Served	During Past Five Years*	Trustee	Held by Trustee

Karen Jacoppo-Wood	Secretary	Term: Indefinite	Vice President and	—	—
State Street Bank and Trust		Elected: 11/06	Managing Counsel of
Company			State Street Bank and
2 Avenue de Lafayette			Trust Company
Boston, MA 02111			(2006-present);
DOB: December 29, 1966			Counsel, Pioneer
Investment
Management USA
Inc. (2004 to 2006);
Vice President and
Counsel of State
Street Bank and Trust
Company
(2002-2004).

Peter A. Ambrosini	Chief	Term: Indefinite	Senior Principal and	—	—
SSgA Funds Management,	Compliance	Elected: 5/04	Chief Compliance and
Inc. State Street Financial	Officer		Risk Management
Center			Officer, SSgA Funds
One Lincoln Street			Management, Inc. and
Boston, MA 02111			State Street Global
DOB: December 17, 1943			Advisors
(2001-present);
Managing Director,
PricewaterhouseCoopers
LLP (1986-2001).

*   Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

63

Trustees

Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

64

IAR-08/07 (49175)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Core Opportunities Fund

Core Opportunities Fund – Class R

Tuckerman Active REIT Fund

Aggressive Equity Fund

Aggressive Equity Fund – Class R

IAM SHARES Fund

Concentrated Growth Opportunities Fund

(formerly Large Cap Growth Opportunities Fund)

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Annual Report

August 31, 2007

SSgA Funds
Equity Funds

Annual Report

August 31, 2007

* Effective June 1, 2007, the Large Cap Growth Opportunities Fund changed it's name to Concentrated Growth Opportunities Fund.

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2007, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of overall growth; however, during the third quarter of 2007, the markets for fixed income securities, particularly the markets for instruments backed by subprime mortgages, experienced significant disruption, which affected the liquidity and pricing of these markets, as well as the returns and levels of redemptions of investment vehicles investing in those instruments. As a result of the market events the SSgA Funds with investments in these markets, including the SSgA Yield Plus Fund, the SSgA Intermediate Bond Fund and the SSgA Bond Market Fund, suffered losses during this period.

The Fund Family's assets increased 30% to over $37 Billion during the past fiscal year. The most significant increase in assets on a percentage basis were net inflows into the SSgA Emerging Markets, the SSgA International Stock Selection, the SSgA Prime Money Market , the SSgA Directional Core Equity, and the SSgA Enhanced Small Cap Funds. One by-product of this success was a decision to close the SSgA Emerging Markets Fund to purchases from new investors in order to reduce the volume and pace of assets moving into the Fund. We believe that this decision is in the best interest of the Fund's shareholders. This restriction will not prevent existing account holders of the Fund to continue to contribute to their accounts. Specific details of these changes was provided in a prospectus supplement dated July 27, 2007 (available at www.ssgafunds.com).

We would like to thank you for choosing the SSgA Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James Ross
President
SSgA Funds

President's Letter
3

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SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

Invests in:  Large capitalization US equity securities.

Strategy:  The Fund's management team employs an equity strategy using bottom-up, quantitative stock selection from among the securities included in, but not limited to, the S&P 500 Index based upon a multi-factor return forecasting model, coupled with risk controlled, benchmark oriented portfolio construction.

Disciplined Equity Fund

Period Ended 8/31/07	Total Return
1 Year	15.66%
5 Years	11.51	%+
10 Years	5.10	%+

Standard & Poor's® 500 Composite Stock Index#

Period Ended 08/31/07	Total Return
1 Year	15.13%
5 Years	12.00	%+
10 Years	6.75	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Disciplined Equity Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 0.45%.

See related Notes on page 7.

Disciplined Equity Fund
5

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Disciplined Equity Fund (the "Fund") returned 15.66% (assuming reinvestment of dividends and distributions) versus the 15.13% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The SSgA Disciplined Equity Fund is a U.S. large capitalization Fund which maintains size, style and beta characteristics similar to those of the benchmark. A quantitative process is used to rank stocks generally on a nightly basis and industries on a monthly basis. The Fund is currently diversified with approximately 225 securities. Over and underweight positions are limited to 0.50% relative to the benchmark. As a result, no single stock position can have a significant impact on the Fund's performance.

The best performing sectors in the Fund over the past twelve months were basic materials, industrials, and energy. At the industry level, heavy machinery, mining and metals, and publishing had the strongest returns. The five best performing stocks in the Fund's portfolio were Exxon Mobil Corp., Cisco Systems Inc., IBM Corp., General Electric Co. and Chevron Corp.

On a relative return basis, the biggest contributors of the Fund were the overweight positions to mining/metals, securities and asset management. Also contributing was the underweight to publishing and gold. Medical products supplies and specialty retail were the two best industries for stock selection in the Fund. Within medical products supplies, an overweight to Kinetic Concepts Inc. along with an underweight to Boston Scientific Corp. added the most relative value to the Fund during the timeframe. Among specialty retail, the Fund benefited by an overweight position to Big Lots Inc. and an underweight to Walgreen Co. Other stocks that added value were overweight to Southern Copper Corp. Terex Corp., Celanese Corp. and Cummins Inc.

The worst performing sectors in the Fund during the timeframe were financials, healthcare, and transportation. Biotechnology, gold, and entertainment were the worst performing industries. The five worst performing stocks in the Fund's portfolio over the same timeframe were Amgen Inc., Micron Technology Inc., Motorola Inc., Vishay Intertechnology Inc. and Warner Music Group Corp.

On a relative return basis, the industry positions that detracted from the Fund's performance were overweights to leisure and airlines and underweights to hotels and motor vehicle parts. The Fund had difficulty selecting stocks within the biotechnology and semiconductors industries by carrying an overweight to Amgen Inc. and an underweight to Biogen Idec Inc. Among semiconductors stocks, an overweight to Micron Technology Inc. and Vishay Intertechnology Inc. also hindered performance for the Fund. Other stock positions that negatively impacted relative returns were overweight to Genworth Financial Corp. and CIT Group Inc. and underweight to Apple Inc. and Schlumberger Ltd.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

U.S. equity markets enjoyed strong performance for the past 12 months, boosted by the Federal Reserve Bank's interest rate policies and a sharp break in commodity prices driven by rising crude oil inventories. With inflation worries fading, U.S. equities delivered a very strong 2006 second calendar half of performance, as steady takeover activity reflected buoyant liquidity conditions and kept sentiment bullish. The S&P 500® gained 6.71% in the fourth calendar quarter of 2006, finishing the fiscal year up 15.13%. Through August 2007, a variety of market influences spurred a rise in equity market volatility. During the early part of the 2007 calendar year, an interest rate tightening policy in non-U.S. regions heightened concerns that favorable financial conditions might have run their course, while the gloom in the U.S. housing market reinforced worries. While investors showed some resilience initially, negative news from home lenders, downgraded

Disciplined Equity Fund
6

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

mortgage-backed securities and hedge funds under duress, brought aggressive selling and rising volatility to the equity markets over the last few months of the Fund's fiscal year. Growth stocks outperformed value stocks during the period January to August 2007 while mid cap stocks performed best compared to large and small cap stocks. The Fund is style, size, and beta neutral, which has allowed it to perform well irrespective of the market environment. Stock selection techniques that focus on identifying companies with strong technical indicators, particularly those stocks exhibiting positive price momentum, added the most value over this period. The Fund's preference towards those stocks with superior earnings growth potential and attractive valuations also helped contribute to relative returns.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 5.

  *  Assumes initial investment on September 1, 1997.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Disciplined Equity Fund
7

SSgA

Disciplined Equity Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,055.90	$1,022.89
Expenses Paid During Period *	$2.38	$2.35

* Expenses are equal to the Fund's expense ratio of 0.46% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Disciplined Equity Fund
8

SSgA
Disciplined Equity Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Consumer Discretionary - 10.4%
Amazon.Com, Inc. (Æ)	3,000	240
American Eagle Outfitters, Inc.	22,300	576
Autozone, Inc. (Æ)(Ñ)	8,900	1,080
Best Buy Co., Inc. (Ñ)	2,400	106
Big Lots, Inc. (Æ)(Ñ)	36,200	1,078
Brinker International, Inc.	9,400	271
CBS Corp. Class B	47,700	1,503
Choice Hotels International, Inc.	3,600	135
Comcast Corp. Class A (Æ)	18,949	495
DIRECTV Group, Inc. (The) (Æ)	4,200	98
Dollar Tree Stores, Inc. (Æ)	9,300	404
Expedia, Inc. (Æ)(Ñ)	4,300	128
Ford Motor Co. (Æ)(Ñ)	11,200	88
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	36,300	1,004
Harte-Hanks, Inc. (Ñ)	19,100	462
Hasbro, Inc. (Ñ)	38,100	1,075
Home Depot, Inc.	16,500	632
IAC/InterActiveCorp (Æ)	32,900	914
International Speedway Corp. Class A	10,200	480
Jarden Corp. (Æ)(Ñ)	1,200	39
Liberty Media Corp. - Interactive (Æ)	30,900	586
Macy's, Inc.	14,102	447
Mattel, Inc.	14,900	322
McDonald's Corp.	10,700	527
McGraw-Hill Cos., Inc. (The)	29,000	1,463
Newell Rubbermaid, Inc.	900	23
News Corp. Class A	10,800	219
NutriSystem, Inc. (Æ)(Ñ)	16,700	906
Office Depot, Inc. (Æ)	11,500	281
Omnicom Group, Inc.	27,100	1,380
Regal Entertainment Group Class A (Ñ)	39,200	884
Sears Holdings Corp. (Æ)(Ñ)	900	129
Sherwin-Williams Co. (The)	2,500	173
Staples, Inc.	33,900	805
Time Warner, Inc.	129,050	2,449
TJX Cos., Inc.	14,600	445
Walt Disney Co. (The)	69,700	2,342
Warner Music Group Corp. (Ñ)	38,800	446
Whirlpool Corp. (Ñ)	11,600	1,118
		25,753
Consumer Staples - 9.2%
Alberto-Culver Co. Class B	14,100	327
Altria Group, Inc.	47,900	3,325
Anheuser-Busch Cos., Inc.	1,100	54
Campbell Soup Co.	34,100	1,287
Coca-Cola Co. (The)	17,700	952
Coca-Cola Enterprises, Inc. (Ñ)	28,100	669
Colgate-Palmolive Co.	11,100	736

	Principal Amount ($) or Shares	Market Value $
Herbalife, Ltd.	23,800	1,010
Kimberly-Clark Corp.	23,400	1,608
Kroger Co. (The)	49,100	1,305
Loews Corp. - Carolina Group	10,800	822
Pepsi Bottling Group, Inc.	35,500	1,228
PepsiCo, Inc.	35,600	2,422
Procter & Gamble Co.	42,585	2,781
Reynolds American, Inc. (Ñ)	1,400	93
Sysco Corp.	34,100	1,138
Wal-Mart Stores, Inc.	69,900	3,050
		22,807
Energy - 11.6%
Cameron International Corp. (Æ)	5,900	482
Chesapeake Energy Corp. (Ñ)	39,700	1,281
Chevron Corp.	27,420	2,406
ConocoPhillips	25,329	2,074
ENSCO International, Inc.	12,600	683
Exxon Mobil Corp.	117,316	10,058
Global Industries, Ltd. (Æ)	46,700	1,129
Grant Prideco, Inc. (Æ)	6,300	348
Halliburton Co.	35,400	1,225
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	15,400	592
Marathon Oil Corp.	31,200	1,681
Nabors Industries, Ltd. (Æ)(Ñ)	2,500	74
Noble Energy, Inc.	3,100	186
Occidental Petroleum Corp.	34,300	1,945
Schlumberger, Ltd.	10,100	975
Superior Energy Services (Æ)	4,800	186
Tesoro Corp.	17,500	863
Tidewater, Inc. (Ñ)	8,300	543
Valero Energy Corp.	21,500	1,473
W&T Offshore, Inc. (Ñ)	16,900	377
XTO Energy, Inc.	3,600	196
		28,777
Financials - 19.1%
ACE, Ltd.	4,000	231
Allstate Corp. (The)	29,900	1,637
AMBAC Financial Group, Inc. (Ñ)	4,000	251
American Express Co.	4,600	270
American International Group, Inc.	64,725	4,272
Annaly Capital Management, Inc. (ö)	72,900	1,027
Assurant, Inc. (Ñ)	9,100	469
Bank of America Corp.	103,703	5,256
BB&T Corp.	17,900	711
Chubb Corp.	7,800	399
CIT Group, Inc.	22,600	849
Citigroup, Inc.	114,500	5,368
Countrywide Financial Corp. (Ñ)	11,100	220
Discover Financial Services (Æ)	5,950	138

Disciplined Equity Fund
9

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Federal National Mortgage Association	14,600	958
Freddie Mac	16,100	992
Genworth Financial, Inc. Class A	40,000	1,159
Goldman Sachs Group, Inc. (The)	12,700	2,235
Hartford Financial Services Group, Inc.	6,900	613
HCC Insurance Holdings, Inc.	3,500	97
HRPT Properties Trust (ö)	65,900	645
JPMorgan Chase & Co.	86,172	3,836
Keycorp	7,900	263
Lehman Brothers Holdings, Inc.	12,500	685
Lincoln National Corp.	23,200	1,412
MBIA, Inc. (Ñ)	4,000	240
Merrill Lynch	22,500	1,658
MetLife, Inc.	16,700	1,070
Morgan Stanley	24,500	1,528
Philadelphia Consolidated Holding Co. (Æ)	200	8
PNC Financial Services Group, Inc.	7,500	528
Popular, Inc. (Ñ)	11,300	139
SEI Investments Co.	1,900	48
Sovereign Bancorp, Inc.	20,000	362
Taubman Centers, Inc. (ö)	9,200	475
Travelers Cos., Inc. (The)	14,000	708
UnionBanCal Corp.	700	41
US Bancorp (Ñ)	8,200	265
Wachovia Corp.	57,700	2,826
Wells Fargo & Co.	91,300	3,336
WR Berkley Corp.	3,100	93
		47,318
Health Care - 11.6%
Abbott Laboratories	8,100	421
Aetna, Inc.	5,600	285
AmerisourceBergen Corp. Class A	23,800	1,139
Amgen, Inc. (Æ)	15,388	771
Applera Corp. - Applied Biosystems Group	3,200	101
Cardinal Health, Inc.	22,800	1,559
Cigna Corp.	10,800	558
Covidien, Ltd. (Æ)	7,450	297
Endo Pharmaceuticals Holdings, Inc. (Æ)	8,600	274
Humana, Inc. (Æ)	12,700	814
ImClone Systems, Inc. (Æ)(Ñ)	26,900	916
Invitrogen Corp. (Æ)	800	62
Johnson & Johnson	72,430	4,475
Kinetic Concepts, Inc. (Æ)(Ñ)	18,000	1,082
King Pharmaceuticals, Inc. (Æ)	26,600	400
McKesson Corp.	23,700	1,356
Medtronic, Inc.	22,600	1,194
Merck & Co., Inc.	45,000	2,258
Pfizer, Inc.	173,055	4,299
Thermo Fisher Scientific, Inc. (Æ)	21,500	1,166

	Principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc.	30,800	1,540
Waters Corp. (Æ)	11,600	714
WellCare Health Plans, Inc. (Æ)(Ñ)	9,600	948
WellPoint, Inc. (Æ)	24,500	1,974
Wyeth	5,100	236
		28,839
Industrials - 10.9%
3M Co.	10,500	955
AGCO Corp. (Æ)	3,600	156
Avis Budget Group, Inc. (Æ)	21,700	504
Boeing Co.	25,700	2,485
CSX Corp.	15,000	615
Cummins, Inc.	11,900	1,409
Delta Air Lines, Inc. (Æ)(Ñ)	1,200	20
Dover Corp.	15,200	751
Equifax, Inc. (Ñ)	7,500	289
General Dynamics Corp.	21,900	1,721
General Electric Co.	163,600	6,359
Lockheed Martin Corp.	17,800	1,765
McDermott International, Inc. (Æ)	600	58
Norfolk Southern Corp.	21,000	1,075
Northrop Grumman Corp.	3,100	244
Pitney Bowes, Inc.	18,700	835
Republic Services, Inc. Class A	5,900	184
Teleflex, Inc.	200	16
Terex Corp. (Æ)	15,700	1,254
Toro Co.	3,400	201
Tyco International, Ltd.	7,450	329
United Parcel Service, Inc. Class B	27,200	2,063
United Technologies Corp.	33,000	2,463
Waste Management, Inc.	35,100	1,322
		27,073
Information Technology - 15.0%
Apple, Inc. (Æ)	8,500	1,177
Applied Materials, Inc.	31,200	666
Automatic Data Processing, Inc.	11,900	544
Avnet, Inc. (Æ)	28,000	1,101
AVX Corp. (Ñ)	30,400	478
Cadence Design Systems, Inc. (Æ)	37,500	814
Cisco Systems, Inc. (Æ)	149,400	4,769
CommScope, Inc. (Æ)(Ñ)	20,600	1,166
Corning, Inc.	15,700	367
Dell, Inc. (Æ)	63,700	1,800
Electronic Data Systems Corp.	10,700	245
First Data Corp.	9,400	312
Google, Inc. Class A (Æ)	3,000	1,546
Hewlett-Packard Co.	49,663	2,451
Ingram Micro, Inc. Class A (Æ)	28,500	560

Disciplined Equity Fund
10

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Intel Corp.	114,100	2,938
International Business Machines Corp.	35,300	4,119
Lam Research Corp. (Æ)	17,000	912
Microsoft Corp.	195,700	5,622
Oracle Corp. (Æ)	46,900	951
Qualcomm, Inc.	5,100	203
Symantec Corp. (Æ)	66,844	1,257
Tech Data Corp. (Æ)	100	4
Tyco Electronics, Ltd. (Æ)	7,450	260
VeriSign, Inc. (Æ)(Ñ)	15,300	493
Vishay Intertechnology, Inc. (Æ)	70,200	929
Western Union Co. (The)	56,300	1,060
Xerox Corp. (Æ)	33,000	565
		37,309
Materials - 4.2%
Ashland, Inc.	17,600	1,052
Carpenter Technology Corp. (Ñ)	7,900	923
Celanese Corp. Class A	31,900	1,146
Cleveland-Cliffs, Inc. (Ñ)	9,900	755
Dow Chemical Co. (The)	4,300	183
Freeport-McMoran Copper and Gold, Inc.	20,449	1,788
Hercules, Inc.	28,500	593
Pactiv Corp. (Æ)	35,400	1,035
PPG Industries, Inc.	10,300	756
RPM International, Inc.	18,200	412
Temple-Inland, Inc.	20,000	1,102
United States Steel Corp.	5,500	520
Valspar Corp.	10,000	270
		10,535
Telecommunication Services - 3.4%
AT&T, Inc.	87,088	3,472
CenturyTel, Inc.	25,200	1,209
Embarq Corp.	12,913	806
Qwest Communications International, Inc. (Æ)(Ñ)	69,100	619
Sprint Nextel Corp.	61,666	1,167
Verizon Communications, Inc.	28,300	1,185
		8,458

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.9%
Duke Energy Corp.	83,400	1,529
Dynegy, Inc. Class A (Æ)	2,242	18
Exelon Corp.	18,800	1,329
MDU Resources Group, Inc.	9,450	256
NRG Energy, Inc. (Æ)(Ñ)	26,700	1,017
Southern Co. (Ñ)	25,300	898
TXU Corp.	12,100	815
Xcel Energy, Inc. (Ñ)	61,800	1,274
		7,136
Total Common Stocks (cost $202,889)		244,005
Short-Term Investments - 1.8%
Federated Investors Prime Cash Obligations Fund	3,972,768	3,973
United States Treasury Bills (ç)(ÿ)(§) 4.843% due 09/06/07	250	250
4.841% due 10/04/07	200	199
Total Short-Term Investments (cost $4,422)		4,422
Other Securities - 8.4%
State Street Navigator Securities Prime Lending Portfolio (d)	20,778,265	20,778
Total Other Securities (cost $20,778)		20,778
Total Investments - 108.5% (identified cost $228,089)		269,205
Other Assets and Liabilities, Net - (8.5%)		(21,177)
Net Assets - 100.0%		248,028

See accompanying notes which are an integral part of the financial statements.
11

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 09/07 (11)	4,061	39
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		39

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	10.4
Consumer Staples	9.2
Energy	11.6
Financials	19.1
Health Care	11.6
Industrials	10.9
Information Technology	15.0
Materials	4.2
Telecommunication Services	3.4
Utilities	2.9
Short-Term Investments	1.8
Other Securities	8.4
Total Investments	108.5
Other Assets and Liabilities, Net	(8.5)
	100.0
Futures Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
12

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to maximize total return through investments in small-cap equity securities.

Invests in:  At least 80% of the total assets will be invested in smaller cap securities.

Strategy:  Equity securities will be selected for the Fund on the basis of proprietary analytical models. The Fund management team uses a quantative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecast.

Small Cap Fund – Institutional Class

Period Ended 08/31/07	Total Return
1 Year	7.70%
5 Years	13.52	%+
10 Years	5.42	%+

Small Cap Fund – Class R‡

Period Ended 08/31/07	Total Return
1 Year	7.18%
5 Years	13.34	%+
10 Years	5.26	%+

Russell 2000® Index†

Period Ended 08/31/07	Total Return
1 Year	11.36%
5 Years	16.60	%+
10 Years	7.80	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Small Cap Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 1.10% and 1.60%, respectively.

See related Notes on page 15.

Small Cap Fund
13

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA Small Cap Fund Institutional Class and Class R (together, the "Fund") returned 7.70% and 7.18% respectively (assuming reinvestment of dividends and distributions), versus the 11.36% return of the Russell 2000® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. The Index cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Stock selection was the main driver of performance for the fiscal year. Strong stock selection in the materials and consumer discretionary sectors helped to offset some of the Fund's losses. Big Lots Inc., Deckers Outdoor Corp., and Perini Corp. were the drivers of performance in the discretionary sector. Big Lots, the discount retailer and Deckers, the maker of popular footwear brands — Teva and UGG, continued to outpace quarterly analyst estimates. Within the materials sector, overweights to steel makers Chapparal Steel and NS Group helped relative performance. Chapparal jumped in July 2007 on news that there was a potential buyer. Also, as the global economy remained strong, particularly outside the U.S., demand for steel and other construction products remained high.

Despite solid outperformance during the first four months of the calendar year 2007, it was not enough to offset the Fund's losses seen in other months. Weak stock selection drove the fund's underperformance. The technology and health care sectors were the biggest detractors of performance. Within technology, overweights to UT Starcom and CSG Systems hurt relative performance. UT Starcom fell significantly in June 2007 on news that the company was no longer being sold to a potential buyer. Health care stocks, LifeCell Corp and Sierra Health Services, were the biggest detractors in that sector.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund's investment approach selects stocks based on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects. Over the past year, earnings yield, cash flow and changes in net operating assets (a proxy for earnings quality) were the best predictors of stock price changes while estimate revision, which gauges future earnings expectations and changes in investor sentiment, demonstrated the weak stock picking skill for much of the year until July and August 2007.

The Fund has recently added a new model to help better evaluate the banking industry. Banks comprise about 8% of the Russell 2000 Index, and have traditionally been a difficult industry to evaluate due to the low dispersion of returns within the industry and the tendency of returns to be driven by macro factors.

Additionally, the Fund's cash flow modeling has been, and should continue to be, a solid contributor to the Fund's stock selection process. In the current credit environment, it is important for companies to self-finance their operations through strong cash flows. Companies that are forced to go to the capital markets are at a disadvantage; therefore, an investment process to identify companies with strong cash flows is well positioned.

Finally, as uncertainty has returned to the market, volatility has increased. History has shown that when volatility and heightened risk aversion has returned to the market, investors who utilize a disciplined investment process are rewarded.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or

Small Cap Fund
14

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 13.

  *  Assumes initial investment on September 1, 1997.

  †  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell® 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

  ‡  Performance for the Small Cap Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Small company issues can be subject to increased volatility and considerable price fluctuation.

Small Cap Fund
15

SSgA

Small Cap Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$971.20	$1,019.96
Expenses Paid During Period *	$5.17	$5.30

* Expenses are equal to the Fund's expense ratio of 1.04% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$968.50	$1,017.14
Expenses Paid During Period *	$7.94	$8.13

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund
16

SSgA
Small Cap Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 18.3%
Aeropostale, Inc. (Æ)	32,250	668
Aftermarket Technology Corp. (Æ)	29,434	880
Ambassadors Group, Inc.	17,387	674
American Axle & Manufacturing Holdings, Inc.	6,300	147
American Greetings Corp. Class A	8,500	210
Big Lots, Inc. (Æ)	60,200	1,792
Blyth, Inc.	44,843	1,003
Bob Evans Farms, Inc.	7,949	265
Buffalo Wild Wings, Inc. (Æ)(Ñ)	6,700	233
Career Education Corp. (Æ)(Ñ)	5,800	172
Champion Enterprises, Inc. (Æ)(Ñ)	17,700	204
Coinstar, Inc. (Æ)	10,400	340
Deckers Outdoor Corp. (Æ)(Ñ)	1,998	188
Gymboree Corp. (Æ)	25,384	1,018
Helen of Troy, Ltd. (Æ)(Ñ)	38,119	863
ITT Educational Services, Inc. (Æ)	10,300	1,131
Jakks Pacific, Inc. (Æ)	49,132	1,104
Jo-Ann Stores, Inc. (Æ)(Ñ)	54,422	1,225
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	22,900	691
Lin TV Corp. Class A (Æ)	21,900	292
Marvel Entertainment, Inc. (Æ)(Ñ)	29,900	676
Movado Group, Inc. (Ñ)	33,200	979
NutriSystem, Inc. (Æ)(Ñ)	9,400	510
priceline.com, Inc. (Æ)(Ñ)	5,400	448
Rent-A-Center, Inc. Class A (Æ)(Ñ)	38,400	738
Sinclair Broadcast Group, Inc. Class A (Ñ)	18,200	227
Snap-On, Inc.	7,200	353
Stewart Enterprises, Inc. Class A (Ñ)	5,866	42
Tempur-Pedic International, Inc. (Ñ)	35,100	1,014
Tupperware Brands Corp.	36,600	1,127
Vail Resorts, Inc. (Æ)(Ñ)	5,900	337
		19,551
Consumer Staples - 3.7%
Alliance One International, Inc. (Æ)	123,391	950
Nash Finch Co. (Ñ)	15,600	585
NBTY, Inc. (Æ)	43,022	1,579
Universal Corp./Richmond VA (Ñ)	16,236	798
		3,912
Energy - 3.2%
Cal Dive International, Inc. (Æ)(Ñ)	6,300	88
Delek US Holding, Inc.	32,711	897
Gulfmark Offshore, Inc. (Æ)(Ñ)	6,500	298
Holly Corp.	10,173	678
NATCO Group, Inc. Class A (Æ)	2,300	115
Overseas Shipholding Group, Inc. (Ñ)	10,000	714

	Principal Amount ($) or Shares	Market Value $
Trico Marine Services, Inc. (Æ)(Ñ)	15,799	519
USEC, Inc. (Æ)	10,200	137
		3,446
Financials - 17.7%
Administaff, Inc.	23,600	814
Advance America Cash Advance Centers, Inc. (Ñ)	28,470	357
Advanta Corp. Class B	23,426	613
AmeriCredit Corp. (Æ)(Ñ)	36,700	635
Amtrust Financial Services, Inc.	22,900	375
Aspen Insurance Holdings, Ltd. (Ñ)	39,700	996
Asta Funding, Inc.	26,750	985
BankUnited Financial Corp. Class A (Ñ)	19,283	330
Cash America International, Inc. (Ñ)	32,800	1,183
City Bank/Lynnwood WA (Ñ)	7,254	223
City Holding Co. (Ñ)	11,420	422
CNA Surety Corp. (Æ)(Ñ)	11,181	201
CompuCredit Corp. (Æ)(Ñ)	16,000	340
Downey Financial Corp. (Ñ)	14,705	832
Ezcorp, Inc. Class A (Æ)	19,351	236
FelCor Lodging Trust, Inc. (ö)(Ñ)	20,000	439
Financial Federal Corp. (Ñ)	26,349	804
First Bancorp	92,577	930
First Financial Bankshares, Inc. (Ñ)	2,966	126
FirstFed Financial Corp. (Æ)(Ñ)	18,974	953
GAMCO Investors, Inc. Class A	2,200	118
Gramercy Capital Corp. (ö)(Ñ)	19,100	480
Horace Mann Educators Corp. (Ñ)	30,279	586
Hospitality Properties Trust (ö)(Ñ)	6,100	241
Max Capital Group, Ltd. (Ñ)	13,600	373
NBT Bancorp, Inc. (Ñ)	3,674	81
Newcastle Investment Corp. (ö)(Ñ)	28,742	478
PFF Bancorp, Inc. (Ñ)	6,100	107
Platinum Underwriters Holdings, Ltd. (Ñ)	28,800	999
Safety Insurance Group, Inc. (Ñ)	4,159	142
Security Capital Assurance, Ltd. (Ñ)	13,500	274
Sterling Financial Corp. (Ñ)	2,976	76
Sunstone Hotel Investors, Inc. (ö)(Ñ)	22,630	610
UMB Financial Corp. (Ñ)	6,709	297
United Fire & Casualty Co.	23,300	885
W Holding Co., Inc. (Ñ)	96,860	227
World Acceptance Corp. (Æ)	34,100	1,057
		18,825
Health Care - 10.0%
Apria Healthcare Group, Inc. (Æ)	35,500	945
Centene Corp. (Æ)	24,600	497
Chemed Corp. (Ñ)	18,190	1,128
Conmed Corp. (Æ)	36,700	1,066
Greatbatch, Inc. (Æ)(Ñ)	12,587	378

Small Cap Fund
17

SSgA
Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Healthspring, Inc. (Æ)(Ñ)	46,700	873
HLTH Corp. (Æ)(Ñ)	59,900	885
inVentiv Health, Inc. (Æ)	20,500	813
Lifecell Corp. (Æ)(Ñ)	3,800	126
Martek Biosciences Corp. (Æ)(Ñ)	21,266	575
Medcath Corp. (Æ)	11,061	325
Molina Healthcare, Inc. (Æ)(Ñ)	19,820	675
Sciele Pharma, Inc. (Æ)(Ñ)	25,000	577
United Therapeutics Corp. (Æ)(Ñ)	10,900	746
WellCare Health Plans, Inc. (Æ)(Ñ)	11,100	1,096
		10,705
Industrials - 18.8%
Belden, Inc.	18,500	899
Blue Nile, Inc. (Æ)(Ñ)	14,100	1,190
Ceradyne, Inc. (Æ)(Ñ)	16,200	1,171
Deluxe Corp.	32,300	1,228
Drew Industries, Inc. (Æ)(Ñ)	29,972	1,177
EMCOR Group, Inc. (Æ)	29,200	915
Encore Wire Corp.	39,911	1,038
EnPro Industries, Inc. (Æ)(Ñ)	29,610	1,237
ExpressJet Holdings, Inc. Class A (Æ)(Ñ)	43,100	188
GrafTech International, Ltd. (Æ)(Ñ)	109,500	1,838
Heidrick & Struggles International, Inc. (Æ)(Ñ)	5,100	239
Horizon Lines, Inc. Class A (Ñ)	1,479	42
HUB Group, Inc.	28,900	964
Knoll, Inc.	12,200	232
Labor Ready, Inc. (Æ)(Ñ)	8,900	186
Landstar System, Inc.	3,109	134
Orbital Sciences Corp. (Æ)(Ñ)	48,029	1,055
Perini Corp. (Æ)	28,300	1,602
RBC Bearings, Inc. (Æ)	35,396	1,256
Teleflex, Inc.	18,400	1,431
Toro Co. (Ñ)	10,800	639
Viad Corp. (Ñ)	9,000	322
Walter Industries, Inc.	44,300	1,120
		20,103
Information Technology - 17.6%
Advanced Energy Industries, Inc. (Æ)	52,976	860
Anadigics, Inc. (Æ)	46,700	769
Arris Group, Inc. (Æ)(Ñ)	69,634	1,057
Aspen Technology, Inc. (Æ)	87,190	1,144
Blue Coat Systems, Inc. (Æ)(Ñ)	8,300	692
Brocade Communications Systems, Inc. (Æ)(Ñ)	156,500	1,096
Convergys Corp. (Æ)	50,000	838
CSG Systems International, Inc. (Æ)(Ñ)	57,800	1,336
Emulex Corp. (Æ)(Ñ)	72,375	1,414

	Principal Amount ($) or Shares	Market Value $
Forrester Research, Inc. (Æ)(Ñ)	8,791	223
Informatica Corp. (Æ)(Ñ)	21,000	293
InterDigital, Inc. (Æ)(Ñ)	6,300	146
Ixia (Æ)(Ñ)	30,110	274
j2 Global Communications, Inc. (Æ)	22,600	768
Mantech International Corp. Class A (Æ)	33,163	1,186
Micrel, Inc. (Ñ)	47,800	523
Novatel Wireless, Inc. (Æ)(Ñ)	29,400	672
Novell, Inc. (Æ)(Ñ)	12,500	93
RealNetworks, Inc. (Æ)(Ñ)	4,088	26
RF Micro Devices, Inc. (Æ)(Ñ)	158,500	943
Silicon Image, Inc. (Æ)(Ñ)	14,700	85
SiRF Technology Holdings, Inc. (Æ)(Ñ)	8,900	150
SPSS, Inc. (Æ)(Ñ)	27,075	1,103
Tekelec (Æ)	60,500	744
Tessera Technologies, Inc. (Æ)	3,000	110
Utstarcom, Inc. (Æ)(Ñ)	173,020	526
Websense, Inc. (Æ)(Ñ)	42,100	866
Zoran Corp. (Æ)(Ñ)	46,500	803
		18,740
Materials - 5.7%
Century Aluminum Co. (Æ)(Ñ)	3,300	162
CF Industries Holdings, Inc.	14,100	893
Greif, Inc. Class A	10,200	594
HB Fuller Co.	8,900	240
Hecla Mining Co. (Æ)(Ñ)	91,300	685
OM Group, Inc. (Æ)	11,600	573
Quanex Corp. (Ñ)	18,200	788
Rock-Tenn Co. Class A	19,293	559
Spartech Corp. (Ñ)	28,171	610
Terra Industries, Inc. (Æ)(Ñ)	36,300	943
		6,047
Telecommunication Services - 4.4%
Alaska Communications Systems Group, Inc. (Ñ)	46,000	628
Cbeyond, Inc. (Æ)(Ñ)	29,500	1,147
Cincinnati Bell, Inc. (Æ)(Ñ)	157,800	770
General Communication, Inc. Class A (Æ)	47,754	604
Iowa Telecommunications Services, Inc. (Ñ)	16,700	309
Syniverse Holdings, Inc. (Æ)	32,500	459
USA Mobility, Inc.	39,500	729
		4,646
Total Common Stocks (cost $102,712)		105,975

Small Cap Fund
18

SSgA
Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.6%
Federated Investors Prime Cash Obligations Fund	641,770	642
Total Short-Term Investments (cost $642)		642
Other Securities - 23.5%
State Street Navigator Securities Prime Lending Portfolio (d)	25,076,675	25,077
Total Other Securities (cost $25,077)		25,077
Total Investments - 123.5% (identified cost $128,431)		131,694
Other Assets and Liabilities, Net - (23.5%)		(25,027)
Net Assets - 100.0%		106,667

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME) expiration date 09/07 (5)	397	(23)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(23)

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	18.3
Consumer Staples	3.7
Energy	3.2
Financials	17.7
Health Care	10.0
Industrials	18.8
Information Technology	17.6
Materials	5.7
Telecommunication Services	4.4
Short-Term Investments	0.6
Other Securities	23.5
Total Investments	123.5
Other Assets and Liabilities, Net	(23.5)
	100.0
Futures Contracts	(—	)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
19

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SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

Invests in:  US equity securities.

Strategy:  The Fund management team focuses on larger companies with above-average earnings growth and profitability. The management team seeks companies with sustainable competitive advantages and sound industry positioning.

Core Opportunities Fund – Institutional Class

Period Ended 08/31/07	Total Return
1 Year	13.36%
5 Years	8.86	%+
10 Years	6.11	%+

Core Opportunities Fund – Class R‡

Period Ended 08/31/07	Total Return
1 Year	12.79%
5 Years	8.51	%+
10 Years	5.72	%+

Standard and Poor's® 500 Composite Stock Index#

Period Ended 08/31/07	Total Return
1 Year	15.13%
5 Years	12.00	%+
10 Years	6.75	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Core Opportunities Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 1.16% and 1.66%, respectively.

See related Notes on page 23.

Core Opportunities Fund
21

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA Core Opportunities Fund Institutional Class and Class R (together, the "Fund") returned 13.36% and 12.79% respectively (assuming reinvestment of dividends and distributions), versus the 15.13% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly, and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance during the previous 12 months ended August 31, 2007 was primarily impacted by stock selection. Specifically, stock selection in the consumer discretionary, consumer staples, and technology sectors had a positive impact on performance but not enough to offset the losses in the aforementioned sectors generally. The largest positive individual stock contributors were Apple, Coach, CVS Caremark Corp. and Cisco Systems. Stock selection in the health care and industrials sectors drove a majority of the Fund's underperformance relative to the Index. On a stock level, the largest detractors were Omnicare, Amgen, Medco Health Solutions and Walgreens.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The U.S. stock market during the 12 months ended August 31, 2007 was characterized by strong market rally from September 2006 to January 2007, followed by a volatile market in the latter part of the fiscal year. After 17 consecutive rate hikes, the Federal Reserve left short term interest rates unchanged at 5.25% during its August 2006 meeting and remained constant during the fiscal year. The Fed's action underscored a benign outlook for the U.S. economy, while it kept a watchful eye on inflation. In February 2007, buoyant markets were disrupted by heightened fears of slower global growth combined with a deepening gloom in the U.S. housing market and slower earnings growth from the corporate sector. However, after a one day decline of nearly 3.5% on February 27, 2007, precipitated by a nearly 9% drop overnight in China, the U.S. equity market rebounded sharply over the next three months encouraged by resilient economic data. But the events of February brought to light underlying risks to the equity markets, which up until then, had been exceedingly optimistic that global growth would continue to remain strong despite a slowdown in the U.S.

Since the beginning of the fiscal year, the Fund had been positioned for a slowdown in the U.S., and the portfolio management team's view that the industrial cycle was maturing resulted in the Fund's rotation away from cyclical sectors in favor of those with secular growth opportunities and positive demographic trends such as technology and health care. Market conditions over the first five months of the fiscal year, however, continued to favor cyclical sectors — energy, industrials, and materials rallied strongly, while health care was one of the worst performing sectors in the broad Index. The Fund trailed the Index during the first five months of the fiscal year, driven largely by the Fund's overweight to, and weak stock selection in, the health care sector, and to a lesser degree, stock selection in the energy sector. Offsetting some of the Fund's negative performance was strong stock selection in the consumer discretionary, consumer staples, technology, and telecommunication services sectors.

The market rallied strongly after February's sharp decline, but sentiment quickly reversed again in July 2007 following negative news from home lenders, downgraded mortgage-backed securities, and hedge funds'. These headlines undermined the renewed optimism that had propelled the stock market to new summer highs and forced investors to reassess their risk tolerances. Stock selection in the health care sector continued to be a drag on performance

Core Opportunities Fund
22

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

through the end of the fiscal year, with industrials also contributing to the decline. On the positive side, strong stock selection in the consumer sectors and sector positioning in financials (underweight) and technology (overweight) helped to offset some of the damage. The Fund's growth bias, which had weighed on performance over the past several years, was also a positive factor as growth-oriented stocks outperformed value during the last 12 months. Also positively impacting performance was the Fund's focus on high quality securities, which mitigated its downside in this turbulent market and helped the Fund outperform the Index in the most volatile 3 months of the past fiscal year — February, July, and August 2007. While short-term market volatility may persist for some time, the Fund's long-term investment philosophy and its focus on high quality companies with sustainable earnings growth remain unchanged.

As investors continue to digest weaker economic news and reassess risks in the market, we believe the Fund is well-positioned to benefit as it is closely aligned with the portfolio management team's cautious outlook for the U.S. economy. In an environment of slower economic growth and decelerating corporate profits, market conditions have historically favored high quality companies that can generate stable earnings growth.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 21.

  *  Assumes initial investment on September 1, 1997.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

  ‡  Performance for the Core Opportunities Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Core Opportunities Fund
23

SSgA

Core Opportunities Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,052.00	$1,019.66
Expenses Paid During Period *	$5.69	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,049.70	$1,017.14
Expenses Paid During Period *	$8.27	$8.13

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Opportunities Fund
24

SSgA
Core Opportunities Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.2%
Consumer Discretionary - 10.1%
AnnTaylor Stores Corp. (Æ)	31,500	987
Coach, Inc. (Æ)	29,979	1,335
GameStop Corp. Class A (Æ)	25,987	1,303
Home Depot, Inc.	38,200	1,464
International Game Technology	36,000	1,374
Newell Rubbermaid, Inc.	56,134	1,448
Target Corp.	15,200	1,002
		8,913
Consumer Staples - 12.1%
Colgate-Palmolive Co.	21,520	1,427
CVS Caremark Corp.	66,750	2,524
Loews Corp. - Carolina Group	17,191	1,309
PepsiCo, Inc.	16,300	1,109
Procter & Gamble Co.	26,317	1,719
Walgreen Co.	33,610	1,515
WM Wrigley Jr Co. (Ñ)	17,497	1,019
		10,622
Energy - 9.9%
ConocoPhillips	10,859	889
Exxon Mobil Corp.	30,846	2,644
Halliburton Co. (Ñ)	38,500	1,332
Occidental Petroleum Corp.	41,309	2,342
Schlumberger, Ltd. (Ñ)	15,641	1,509
		8,716
Financials - 16.1%
Bank of America Corp.	39,247	1,989
Bank of New York Mellon Corp. (The)	20,579	832
Citigroup, Inc.	33,193	1,556
Discover Financial Services (Æ)	15,661	363
First Marblehead Corp. (Ñ)	16,962	568
Goldman Sachs Group, Inc. (The)	7,288	1,283
JPMorgan Chase & Co.	53,771	2,394
Morgan Stanley	26,823	1,673
Wells Fargo & Co.	51,700	1,889
XL Capital, Ltd. Class A (Ñ)	21,500	1,638
		14,185
Health Care - 11.2%
Baxter International, Inc.	25,863	1,416
Covidien, Ltd. (Æ)	26,000	1,036
Medtronic, Inc.	20,244	1,070
Omnicare, Inc. (Ñ)	44,422	1,449
Pfizer, Inc.	108,781	2,702
UnitedHealth Group, Inc.	44,273	2,214
		9,887
Industrials - 11.4%
Danaher Corp.	22,265	1,729
General Electric Co.	68,643	2,668
Joy Global, Inc. (Ñ)	22,200	963
Landstar System, Inc.	17,747	763
Thomas & Betts Corp. (Æ)	28,479	1,578
United Technologies Corp.	30,535	2,279
		9,980

	Principal Amount ($) or Shares	Market Value $
Information Technology - 19.9%
Apple, Inc. (Æ)	10,589	1,466
Broadcom Corp. Class A (Æ)	40,431	1,395
Cisco Systems, Inc. (Æ)	98,930	3,158
Corning, Inc.	66,561	1,556
Google, Inc. Class A (Æ)	2,600	1,340
International Business Machines Corp. (Ñ)	9,418	1,099
Microsoft Corp.	68,754	1,975
Network Appliance, Inc. (Æ)	21,619	602
SanDisk Corp. (Æ)	20,943	1,174
Texas Instruments, Inc.	47,000	1,609
VMware, Inc. (Æ)	9,600	661
Yahoo!, Inc. (Æ)	63,285	1,439
		17,474
Materials - 2.4%
Monsanto Co.	14,800	1,032
Rohm & Haas Co.	18,905	1,069
		2,101
Telecommunication Services - 2.9%
American Tower Corp. Class A (Æ)	44,114	1,748
NII Holdings, Inc. (Æ)	9,857	780
		2,528
Utilities - 2.2%
Edison International	19,900	1,049
Exelon Corp.	12,000	848
		1,897
Total Common Stocks (cost $71,682)		86,303
Short-Term Investments - 1.9% SSgA Prime Money Market Fund	1,710,186	1,710
Total Short-Term Investments (cost $1,710)		1,710
Other Securities - 9.6%
State Street Navigator Securities Prime Lending Portfolio (d)	8,445,948	8,446
Total Other Securities (cost $8,446)		8,446
Total Investments - 109.7% (identified cost $81,838)		96,459
Other Assets and Liabilities, Net - (9.7%)		(8,514)
Net Assets - 100.0%		87,945

See accompanying notes which are an integral part of the financial statements.
25

SSgA
Core Opportunities Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	10.1
Consumer Staples	12.1
Energy	9.9
Financials	16.1
Health Care	11.2
Industrials	11.4
Information Technology	19.9
Materials	2.4
Telecommunication Services	2.9
Utilities	2.2
Short-Term Investments	1.9
Other Securities	9.6
Total Investments	109.7
Other Assets and Liabilities, Net	(9.7)
100.0

See accompanying notes which are an integral part of the financial statements.
26

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. The Fund looks to identify companies with superior earnings growth, conservative balance sheets, and dividend security to target out-performance over a 2-3 year time horizon.

Invests in:  Real Estate Investment Trust (REIT) securities, primarily from those securities in the Dow Jones Wilshire® REIT Index and across different types and regions based on the fundamental research of the Advisor.

Strategy:  The Fund seeks to meet its objective by investing with relatively long time horizon, favoring strong real estate fundamentals, and attempting to minimize turnover, while focusing on relative valuations, balance sheet strength and higher growth rates.

Tuckerman Active REIT Fund

Period Ended 08/31/07	Total Return
1 Year	2.98%
5 Years	20.24	%+
Inception	14.03	%+

Dow Jones Wilshire REIT® Index#

Period Ended 08/31/07	Total Return
1 Year	1.84%
5 Years	19.98	%+
Inception	13.77	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Tuckerman Active REIT Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 1.05%.

See related Notes on page 29.

Tuckerman Active REIT Fund
27

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA Tuckerman Active REIT Fund (the "Fund") returned 2.98% (assuming reinvestment of dividends and distributions) versus the 1.84% return of the Dow Jones Wilshire REIT® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly, and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Over the past twelve months ending August 31, 2007, the greatest contribution to the Fund's performance came from stock selection in the regional mall sector. On an individual stock basis, the greatest contribution to performance came from overweighting two stocks, Simon Property Group and General Growth Properties. Additionally, the Fund benefited from owning shopping center names, Federal Realty Investment Trust and Developers Diversified Realty.

The greatest detraction from performance is attributable to stock selection in the self-storage sector. Public Storage detracted from performance during the period. The Fund's overweight positions in apartment names, Equity Residential and Camden Property Trust also detracted from the performance. Camden was removed from the Fund at the end of March 2007.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Over the past twelve months, several themes characterized REIT performance and market dynamics.

The REIT market clearly entered into a new market cycle post Blackstone's $40 billion privatization of Equity Office Properties. In January 2007, REITs sold off more than 18% from their peak in February 2007. Although the sell-off was broad-based, the more liquid large cap/blue chip stocks led the downturn in the REIT market despite their strong operating fundamentals. Daily volatility in the REIT market increased significantly as investors took advantage of small intra-day market rallies to reduce their REIT positions. Investor sentiment appeared to turn against REITs, primarily by non-dedicated investors who enjoyed strong REIT performance in the past seven years both on an absolute and relative basis. Capital outflows from dedicated REIT mutual funds also reflected the market's negative reaction to the residential mortgage fallout which generated plenty of press and investor anxiety during July and August 2007. Another negative catalyst for the REIT market during the period was the rise in interest rates, widening of credit spreads and more stringent underwriting standards by rating agencies. These actions have raised investors' concerns surrounding potential loan defaults on commercial mortgages.

Private market real estate transactions in recent years have been conducted at historically low property cap rates (high values) reflecting ample liquidity and capital chasing real estate. Investors have become more concerned given the direction of long-term interest rates (10 year-Treasury is up 0.40% since the start of the calendar year) as higher interest rates traditionally mean higher cap rates, thus a reduction in REIT net asset values (NAVs). Higher interest rates would also mean higher financing costs for private equity investors who have enjoyed this cheap source of capital for some time helping support the M&A boom in the REIT market in recent years. These private equity funds have been a major source of support for higher NAVs. Their highly leveraged buyouts, or tenders for publicly traded real estate companies, could face some headwinds in a rising rate environment which could diminish support for security prices. The price/NAV ratio, a widely used valuation measure for REITs, returned to a discount of approximately 10-15% as of July and August 2007. This was particularly so for the larger more liquid, high quality names.

The market concerns over rising cap rates and diminished NAVs reflect investor's sentiment and have not yet materialized in any measurable change in property level fundamentals or NAVs. Many industry analysts see the

Tuckerman Active REIT Fund
28

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

current price/NAV valuation levels as attractive, assuming interest rates stabilize and cap rates remain firm.

The Fund's commitment to portfolio diversification across property sectors, focus on high quality companies with strong track records, and limited turnover allowed it to withstand significant market volatility and ultimately outperform the benchmark. Diversification across property sectors allowed the Fund to avoid a negative impact from property sector rotation driven by changing investor sentiment. The fund also benefited as the market experienced a flight to quality during down periods supporting many of the higher quality firms. Our focus on long term positions and limited turnover avoids the urge to trade rapidly in volatile markets often times resulting in chasing returns. Finally, our focus on high quality firms was a deterrent against speculating on possible M&A candidates of lesser quality. While the Fund missed the speculative run up in some of these names, it also benefited as the M&A bid came out of the market with the ensuing credit crisis.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 27.

  *  The Fund commenced operations on April 29, 1998. Index comparisons began May 1, 1998.

  #  The Dow Jones Wilshire REIT® Index is a market capitalization-weighted index comprised of publicly traded Real Estate Investment Trusts (REITs). No special purpose of healthcare REITs are included. The Index is rebalanced monthly and reconstituted quarterly. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

REIT funds may be subject to a high degree of market risk due to lack of industry diversification. Furthermore, REIT funds may be subject to other risks including, but not limited to, declines in the value of real estate, risks related to general and economic conditions, changes in the value of the underlying property owned by the trust, and defaults by borrowers.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Tuckerman Active REIT Fund
29

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$867.10	$1,020.16
Expenses Paid During Period *	$4.71	$5.09

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund
30

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.2%
Apartments - 18.1%
Archstone-Smith Trust (ö)	121,328	7,134
AvalonBay Communities, Inc. (ö)(Ñ)	53,411	6,109
Equity Residential (ö)	183,117	7,369
Essex Property Trust, Inc. (ö)(Ñ)	34,545	4,069
		24,681
Diversified - 8.7%
Digital Realty Trust, Inc. (ö)(Ñ)	63,987	2,495
Vornado Realty Trust (ö)	88,469	9,430
		11,925
Hotels/Leisure - 9.6%
Hilton Hotels Corp.	41,669	1,915
Host Hotels & Resorts, Inc. (ö)	292,034	6,509
LaSalle Hotel Properties (ö)	67,244	2,800
Starwood Hotels & Resorts Worldwide, Inc. (ö)	31,446	1,922
		13,146
Industrial - 11.8%
AMB Property Corp. (ö)	95,429	5,247
Prologis (ö)	180,516	10,860
		16,107
Office - 18.2%
Boston Properties, Inc. (ö)	91,450	9,152
Brookfield Properties Corp. (Ñ)	118,500	2,735
Corporate Office Properties Trust (ö)(Ñ)	77,812	3,351
Douglas Emmett, Inc. (ö)(Ñ)	147,249	3,600
SL Green Realty Corp. (ö)	53,361	5,950
		24,788
Regional Malls - 18.2%
General Growth Properties, Inc. (ö)(Ñ)	172,730	8,586
Simon Property Group, Inc. (ö)	141,834	13,463
Taubman Centers, Inc. (ö)	53,504	2,760
		24,809
Storage - 3.9%
Public Storage, Inc. (ö)(Ñ)	69,708	5,283
Shopping Centers - 9.7%
Acadia Realty Trust (ö)(Ñ)	101,780	2,541
Federal Realty Investors Trust (ö)(Ñ)	49,212	4,137
Kimco Realty Corp. (ö)	152,277	6,521
		13,199
Total Common Stocks (cost $65,551)		133,938

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.1%
AIM Short Term Investment Prime Portfolio	2,080	2
Federated Investors Prime Cash Obligations Fund	1,477,469	1,477
Total Short-Term Investments (cost $1,479)		1,479
Other Securities - 15.4%
State Street Navigator Securities Prime Lending Portfolio (d)	20,966,858	20,967
Total Other Securities (cost $20,967)		20,967
Total Investments - 114.7% (identified cost $87,997)		156,384
Other Assets and Liabilities, Net - (14.7%)		(20,098)
Net Assets - 100.0%		136,286

See accompanying notes which are an integral part of the financial statements.
31

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Apartments	18.1
Diversified	8.7
Hotels/Leisure	9.6
Industrial	11.8
Office	18.2
Regional Malls	18.2
Storage	3.9
Shopping Centers	9.7
Short-Term Investments	1.1
Other Securities	15.4
Total Investments	114.7
Other Assets and Liabilities, Net	(14.7)
100.0

See accompanying notes which are an integral part of the financial statements.
32

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to maximize total return through investing in US equity securities that are undervalued relative to their growth potential as measured by the Advisor's proprietary models.

Invests in:  US equity securities.

Strategy:  The Fund management team uses a systematic approach designed to uncover equity securities that are believed to be undervalued, with superior growth potential. This quantitative investment approach involves a modeling process that evaluates vast amounts of financial and market data and corporate earnings forecasts. In addition the Fund can invest in IPO's (Initial Public Offerings).

Aggressive Equity Fund – Institutional Class

Period Ended 08/31/07	Total Return
1 Year	7.38%
5 Years	10.76	%+
Inception	11.99	%+

Aggressive Equity Fund – Class R‡

Period Ended 08/31/07	Total Return
1 Year	6.72%
5 Years	10.50	%+
Inception	11.79	%+

Russell 3000® Index#

Period Ended 08/31/07	Total Return
1 Year	14.94%
5 Years	12.82	%+
Inception	4.58	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Aggressive Equity Fund Institutional Class and Class R as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 are 1.33% and 1.83%, respectively.

See related Notes on page 35.

Aggressive Equity Fund
33

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Aggressive Equity Fund Institutional Class and Class R (together, the "Fund") returned 7.38% and 6.72% respectively (assuming reinvestment of dividends and distributions), versus the 14.94% return of the Russell 3000® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's investment process incorporates perspectives on valuation, quality and sentiment. Specifically, the Fund seeks to own stocks that are inexpensive relative to their industry peers, generate enough cash flow to sustain future growth, demonstrate sound earnings quality and improving earnings growth prospects. Over the past 12 months the Fund's stock selection methodology has offered mixed results. The valuation and quality components of the Fund's approach have offered positive performance while the sentiment perspectives were poor predictors of stock price changes.

The Fund's sector and industry exposures relative to the benchmark are a function of stock selection. In the Fund, value added as a result of these sector and industry exposures has been minimal over the past 12 months.

Performance results for the Fund were primarily driven by the stock selection process. Stock picking in 8 of 10 economic sectors weighed heavily on the Fund's results, with positions among health care, consumer discretionary, financials and technology stocks contributing the bulk of the Fund's performance shortfall. Successful holdings within the energy and industrials sectors positively impacted performance results.

At the stock level the largest single detractor from performance was the Fund's overweight position in Mentor Corp. In April 2007, Mentor Corp., a supplier of medical products, announced that sales for the fiscal year ended March 31 fell short of the company's forecast. In addition, an overweight position in Apollo Group Inc. impaired performance for the period. In October 2006, Apollo Group Inc — the nation's largest operator of for profit colleges and universities said in a statement that an internal review found "deficiencies" in stock option grants that might require the company to restate financial results. The single largest positive contributor to the Fund's performance was a holding in ITT Educational Services Inc. Shares of the technology oriented postsecondary degree program company surged in April 2007. The company reported that fiscal first quarter net income jumped appreciably as student enrollments increased.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

For most of the last 12-months, many U.S. equity averages were trading at record highs, bond yields ebbed again, and economic activity continued to reflect healthy trends in all regions of the world. After several years of declining volatility and consistent price appreciation across a range of asset classes, a preponderance of investors who had been enjoying the steady ride decided to trim their sails in concert, especially during the end of the February early-March 2007 period and then again in June, July and August 2007. As a consequence, global financial markets came under considerable stress, with safe havens on the upswing, and many equity averages falling back into the ranges that prevailed at the start of 2007. There were a smattering of warning signs that hinted at a change in market winds, but resilient investor confidence and persistent merger activity suggested that these red flags should prove to be nothing more than minor annoyances. In hindsight, it is evident that a combination of developments (i.e. a credit crunch in the mortgage related markets, tighter liquidity conditions, slowdown in leveraged buy out deals and growing concerns of U.S. recession), which might well have passed with

Aggressive Equity Fund
34

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

minimal notice had they occurred independently, worked together to undermine risk appetites around the world. This may be the early stages of a disruptive process that is transferring economic leadership from an overextended financial sector back to more basic product and service companies, but this still creates attractive investment opportunities among many operating businesses that continue to generate solid earnings. Companies exposed to global economic growth, including many technology, resource, and industrial firms, may see their fortunes gain fresh visibility once the credit markets adjust to a new set of more challenging but no doubt more appropriate lending standards.

The Fund does not perform well during economic inflection points when analysts change their company earnings estimates to reflect a change in the macroeconomic environment, as the Fund's models typically do not react immediately to this fundamental change and adjust accordingly. In more recent months this environment has negatively impacted the Fund's valuation perspectives resulting in short-term underperformance. Historically, as the models have caught up to the change in the economic landscape, performance has rebounded as well.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 33.

  *  The Fund commenced operations on December 30, 1998. Index comparison also began December 30, 1998.

  #  The Russell 3000® Index is a trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Group. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  +  Annualized.

  ‡  Performance for the Aggressive Equity Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 1999 performance of the Fund can be attributed to the outperformance of technology stocks. However, such stocks have a higher risk of value fluctuation. Therefore, there can be no assurance that such stocks will continue to have a positive effect on Fund performance.

A portion of the fiscal 1999 and 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Aggressive Equity Fund
35

SSgA

Aggressive Equity Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$994.10	$1,019.66
Expenses Paid During Period *	$5.53	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$992.10	$1,017.49
Expenses Paid During Period *	$7.68	$7.78

* Expenses are equal to the Fund's expense ratio of 1.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Aggressive Equity Fund
36

SSgA
Aggressive Equity Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.8%
Consumer Discretionary - 23.5%
Aeropostale, Inc. (Æ)(Ñ)	30,750	637
Aftermarket Technology Corp. (Æ)	2,700	81
Autozone, Inc. (Æ)(Ñ)	6,600	800
Big Lots, Inc. (Æ)(Ñ)	27,500	819
Career Education Corp. (Æ)(Ñ)	20,000	594
Citadel Broadcasting Corp.	1	—	±
Coach, Inc. (Æ)	7,100	316
Darden Restaurants, Inc. (Ñ)	10,900	453
ITT Educational Services, Inc. (Æ)(Ñ)	5,600	615
Mattel, Inc. (Ñ)	26,400	571
McDonald's Corp.	10,900	537
Omnicom Group, Inc. (Ñ)	13,500	688
Tempur-Pedic International, Inc. (Ñ)	8,800	254
Viacom, Inc. Class A (Æ)	12,100	477
Walt Disney Co. (The) (Ñ)	17,500	588
		7,430
Consumer Staples - 2.7%
Alliance One International, Inc. (Æ)	11,100	85
JM Smucker Co. (The)	3,200	176
NBTY, Inc. (Æ)	16,200	595
		856
Energy - 13.5%
Chevron Corp. (Ñ)	8,600	755
ConocoPhillips	6,100	500
Dresser-Rand Group, Inc. (Æ)	12,200	450
Exxon Mobil Corp.	17,900	1,535
Tesoro Corp. (Ñ)	9,700	478
Western Refining, Inc. (Ñ)	10,600	549
		4,267
Financials - 18.3%
American Express Co.	3,700	217
AON Corp. (Ñ)	14,200	615
Axis Capital Holdings, Ltd. (Ñ)	13,400	484
Citigroup, Inc.	27,300	1,280
CompuCredit Corp. (Æ)(Ñ)	14,600	310
Franklin Resources, Inc. (Ñ)	3,800	500
JPMorgan Chase & Co. (Ñ)	23,200	1,033
MetLife, Inc.	5,200	333
Morgan Stanley	3,900	243
XL Capital, Ltd. Class A (Ñ)	10,300	785
		5,800
Health Care - 11.1%
Aetna, Inc.	5,600	285
Covidien, Ltd. (Æ)	4,600	183
Humana, Inc. (Æ)(Ñ)	13,800	884

	Principal Amount ($) or Shares	Market Value $
King Pharmaceuticals, Inc. (Æ)(Ñ)	33,300	501
McKesson Corp.	16,900	967
UnitedHealth Group, Inc.	13,800	690
WellCare Health Plans, Inc. (Æ)(Ñ)	100	10
		3,520
Industrials - 8.4%
Deluxe Corp. (Ñ)	8,800	335
GrafTech International, Ltd. (Æ)(Ñ)	5,600	94
ITT Corp.	5,700	387
Landstar System, Inc.	6,900	297
Lockheed Martin Corp. (Ñ)	6,900	684
Perini Corp. (Æ)	1,400	79
Roper Industries, Inc. (Ñ)	12,400	785
		2,661
Information Technology - 15.2%
Advanced Energy Industries, Inc. (Æ)(Ñ)	10,900	177
Apple, Inc. (Æ)(Ñ)	7,700	1,066
Dell, Inc. (Æ)	37,800	1,068
International Business Machines Corp. (Ñ)	10,800	1,260
Mantech International Corp. Class A (Æ)(Ñ)	15,300	547
Motorola, Inc. (Ñ)	21,200	359
Novellus Systems, Inc. (Æ)(Ñ)	2,000	55
Oracle Corp. (Æ)(Ñ)	14,000	284
		4,816
Materials - 2.5%
Lubrizol Corp. (Ñ)	2,700	172
Pactiv Corp. (Æ)(Ñ)	20,800	608
		780
Telecommunication Services - 3.6%
Cbeyond, Inc. (Æ)(Ñ)	2,200	86
CenturyTel, Inc.	19,500	936
US Cellular Corp. (Æ)(Ñ)	1,300	126
		1,148
Total Common Stocks (cost $30,349)		31,278
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	700	1
Total Short-Term Investments (cost $1)		1

Aggressive Equity Fund
37

SSgA
Aggressive Equity Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 22.9%
State Street Navigator Securities Prime Lending Portfolio (d)	7,237,003	7,237
Total Other Securities (cost $7,237)		7,237
Total Investments - 121.7% (identified cost $37,587)		38,516
Other Assets and Liabilities, Net - (21.7%)		(6,869)
Net Assets - 100.0%		31,647

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	23.5
Consumer Staples	2.7
Energy	13.5
Financials	18.3
Health Care	11.1
Industrials	8.4
Information Technology	15.2
Materials	2.5
Telecommunication Services	3.6
Short-Term Investments	—	*
Other Securities	22.9
Total Investments	121.7
Other Assets and Liabilities, Net	(21.7)
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
38

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists & Aerospace Workers (IAM) or affiliated labor unions, or are constituents of the S&P 500® Index that have not been identified as having non-union sentiment (IAM Companies).

Invests in:  At least 80% of its total assets in equity securities of IAM companies. IAM companies are defined as companies that either have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions, or are listed in the S&P 500® Index, and have not been identified by the IAM or affiliated labor unions as having non-union sentiment.

Strategy:  The Fund's investment strategy is driven by an investment process that manages portfolio exposures to fundamental attributes within a multifactor risk model environment. These attributes include industry allocations, size, style, growth expectations, and valuation ratios.

IAM SHARES Fund

Period Ended 08/31/07	Total Return
1 Year	15.74%
5 Years	11.48	%+
Inception	2.84	%+

Standard & Poor's® 500 Composite Stock Index#

Period Ended 08/31/07	Total Return
1 Year	15.13%
5 Years	12.00	%+
Inception	3.23	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the IAM SHARES Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 0.47%.

See related Notes on page 41.

IAM SHARES Fund
39

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA IAM SHARES Fund (the "Fund") returned 15.74% (assuming reinvestment of dividends and distributions) versus the 15.13% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Fund performance benefited from strong stock selection within the energy and consumer discretionary sectors. Overweight positions in Schlumberger Ltd., Transocean Inc. and Chevron were the main drivers in the energy sector, while Dow Jones & Co. and Johnson Controls led the charge within the consumer discretionary sector. With the Fund's "union-friendly" mandate, the Fund generally has a tilt towards stocks within the industrials sector, and this proved valuable as the industrials sector performed quite strongly over the past year. Overweight positions within the sector such as Boeing, Honeywell and Paccar all helped the Fund outpace the return of the Index. In addition, an underweight to the financials sector as a whole was beneficial as this sector was the worst performer during the period.

While the Fund finished ahead of the benchmark for the second year in a row, that gap was reduced somewhat as a result of some of the investments, or lack thereof, within the information technology and materials sectors. The Fund did not hold a position in Google, which finished the period handsomely. Underweights to Intel Corp and Cisco Systems also hurt the Fund slightly as these were just a few of the many companies within the technology sector which had strong performances within the well performing sector. Index-relative underweights to Du Pont and Monsanto also served to detract from the Fund's overall performance.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund seeks to maximize returns primarily through investing in companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated unions or who have no known non-union sentiment. It is managed through a model-driven process that seeks to invest in this universe of companies while maintaining sufficient industry or geographic diversification. This quantitative process allows the Fund to mitigate some of the sector and fundamental characteristic tilts that are inherent in a "union-friendly" universe and bring them more in-line with its underlying benchmark.

The fiscal year ended August 31, 2007 finished with the fifth consecutive year of solid performance, as witnessed by the positive return of the S&P 500 index. The strongest returns during the period occurred in September 2006 and October 2006 with the lack of Fed rate hikes and with energy prices subsiding, and then again in April 2007 and May 2007 with a rebound from initial mortgage related concerns, plus employment trends that remained friendly, wage growth that was solid, and income that showed its resiliency. Together, these four months accounted for the bulk of the total return.

With the beginning of the summer of 2007 came a pull back in the equity markets. Stress in the fixed income markets spilled over to financial stocks and to the broader economy in general during both June 2007 and July 2007. After long-term credit markets experienced sharp

IAM SHARES Fund
40

SSgA
IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

dislocations in July 2007, we saw the distress transition into the short-term credit markets in August 2007. The commercial paper market contracted by some $300 billion dollars in the last quarter, as any issues associated with asset-backed securities came under a cloud of uncertainty. However, with the potential for Fed rate cuts occurring, equities did rebound in August 2007, and the fund rose 1.43% for the month

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 39.

  *  The Fund commenced operations on June 2, 1999. Index comparison also began on June 2, 1999.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

IAM SHARES Fund
41

SSgA

IAM SHARES Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,063.40	$1,022.94
Expenses Paid During Period *	$2.34	$2.29

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

IAM SHARES Fund
42

SSgA
IAM SHARES Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.8%
Consumer Discretionary - 10.9%
99 Cents Only Stores (Æ)(Ñ)	5,700	70
Amazon.Com, Inc. (Æ)	4,500	360
AutoNation, Inc. (Æ)(Ñ)	7,400	140
Bed Bath & Beyond, Inc. (Æ)	3,900	135
Best Buy Co., Inc. (Ñ)	5,225	230
Black & Decker Corp.	5,400	468
Brunswick Corp. (Ñ)	4,700	118
Carnival Corp.	4,300	196
CBS Corp. Class B	13,001	410
Citadel Broadcasting Corp. (Ñ)	4,085	17
Coach, Inc. (Æ)	16,976	756
Comcast Corp. Class A (Æ)	63,466	1,656
Denny's Corp. (Æ)(Ñ)	20,300	78
DIRECTV Group, Inc. (The) (Æ)	24,011	560
Dow Jones & Co., Inc.	11,800	697
DR Horton, Inc.	5,100	77
Ethan Allen Interiors, Inc. (Ñ)	8,566	288
Family Dollar Stores, Inc. (Ñ)	2,500	73
Ford Motor Co. (Æ)(Ñ)	43,221	338
Gap, Inc. (The)	7,300	137
General Motors Corp. (Ñ)	9,900	304
Goodyear Tire & Rubber Co. (The) (Æ)	4,000	111
Hanesbrands, Inc. (Æ)	1,900	57
Harley-Davidson, Inc. (Ñ)	11,100	597
Home Depot, Inc.	27,600	1,057
Jakks Pacific, Inc. (Æ)(Ñ)	100	2
JC Penney Co., Inc.	3,900	268
Johnson Controls, Inc.	8,000	905
Kohl's Corp. (Æ)	5,700	338
Koninklijke Philips Electronics NV	6,389	253
Leggett & Platt, Inc.	7,700	157
Liberty Global, Inc. Class A (Æ)	6,800	279
Liberty Media Corp. - Capital Series A (Æ)	1,201	131
Liberty Media Corp. - Interactive (Æ)	7,298	138
Lowe's Cos., Inc.	20,000	621
Macy's, Inc.	9,268	294
Marriott International, Inc. Class A	14,600	649
Matthews International Corp. Class A (Ñ)	3,500	151
McClatchy Co. Class A (Ñ)	3,070	69
McDonald's Corp.	20,130	991
Meredith Corp.	6,300	352
New York Times Co. (The) Class C (Ñ)	17,100	376
Newell Rubbermaid, Inc.	14,600	377
News Corp. Class A	27,100	548
Nordstrom, Inc. (Ñ)	3,600	173
Office Depot, Inc. (Æ)	4,800	117
Omnicom Group, Inc.	3,200	163
Phillips-Van Heusen	5,200	303
Sears Holdings Corp. (Æ)(Ñ)	4,839	695
Sherwin-Williams Co. (The)	5,700	393
Sonic Automotive, Inc. Class A	4,700	125

	Principal Amount ($) or Shares	Market Value $
Staples, Inc.	8,400	200
Starbucks Corp. (Æ)(Ñ)	8,800	242
Starwood Hotels & Resorts Worldwide, Inc.(ö)	4,300	263
Sun-Times Media Group, Inc. Class A (Æ)(Ñ)	6,700	19
Target Corp.	14,600	963
Tiffany & Co.	10,500	539
Time Warner, Inc.	69,850	1,326
Tribune Co. (Ñ)	7,006	193
Viacom, Inc. Class A (Æ)	12,101	478
WABCO Holdings, Inc. (Ñ)	866	39
Walt Disney Co. (The)	53,200	1,788
Washington Post Co. (The) Class B	521	399
Whirlpool Corp. (Ñ)	4,900	472
Wyndham Worldwide Corp.	3,360	107
Yum! Brands, Inc.	5,200	170
		24,996
Consumer Staples - 9.3%
Altria Group, Inc.	41,385	2,873
Anheuser-Busch Cos., Inc.	26,491	1,309
Archer-Daniels-Midland Co.	18,198	613
Arden Group, Inc. Class A (Ñ)	700	95
Campbell Soup Co.	10,190	385
Coca-Cola Co. (The)	37,575	2,021
ConAgra Foods, Inc.	21,300	548
Costco Wholesale Corp.	6,100	377
CVS Caremark Corp.	19,119	723
Dean Foods Co.	6,600	177
Energizer Holdings, Inc. (Æ)	300	32
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	94
Imperial Sugar Co. (Ñ)	700	20
JM Smucker Co. (The) (Ñ)	2,200	121
Kellogg Co.	7,435	408
Kimberly-Clark Corp.	13,688	940
Kraft Foods, Inc. Class A	34,109	1,094
Kroger Co. (The)	24,800	659
PepsiCo, Inc.	30,123	2,049
Procter & Gamble Co.	59,115	3,861
Rite Aid Corp. (Æ)(Ñ)	25,600	130
Safeway, Inc.	18,600	590
Sara Lee Corp.	36,430	605
Spectrum Brands, Inc. (Æ)(Ñ)	5,700	32
Supervalu, Inc. (Ñ)	8,500	358
Sysco Corp.	19,900	664
Walgreen Co.	16,300	735
		21,513
Energy - 11.3%
Anadarko Petroleum Corp.	7,000	343
Apache Corp.	5,400	418
Baker Hughes, Inc.	6,200	520
BP PLC - ADR (Ñ)	3,568	240
Chevron Corp.	47,329	4,154

IAM SHARES Fund
43

SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ConocoPhillips	28,377	2,324
Devon Energy Corp.	7,700	580
El Paso Corp.	10,300	163
EOG Resources, Inc.	3,200	216
Exxon Mobil Corp.	110,168	9,445
Halliburton Co.	14,660	507
Hess Corp.	6,100	374
Marathon Oil Corp.	8,200	442
Occidental Petroleum Corp.	8,000	453
Schlumberger, Ltd.	31,782	3,067
Spectra Energy Corp.	9,498	221
Transocean, Inc. (Æ)	12,964	1,362
Valero Energy Corp.	8,200	562
Williams Cos., Inc.	8,400	260
XTO Energy, Inc.	6,100	332
		25,983
Financials - 17.4%
ACE, Ltd.	3,200	185
Aegon NV	32,022	583
Aflac, Inc.	7,900	421
Allstate Corp. (The)	8,800	482
American Express Co.	21,200	1,243
American Financial Group, Inc. (Ñ)	19,521	550
American International Group, Inc.	34,074	2,249
Ameriprise Financial, Inc.	3,340	204
AON Corp.	5,900	256
Archstone-Smith Trust (ö)	3,600	212
Bank of America Corp.	77,134	3,909
Bank of New York Mellon Corp. (The)	18,598	752
BB&T Corp.	7,900	314
Bear Stearns Cos., Inc. (The) (Ñ)	1,600	174
Capital One Financial Corp.	8,061	521
Charles Schwab Corp. (The)	13,300	263
Chubb Corp.	2,800	143
Citigroup, Inc.	106,601	4,997
Countrywide Financial Corp. (Ñ)	8,200	163
Discover Financial Services (Æ)	6,550	152
E*Trade Financial Corp. (Æ)(Ñ)	7,100	111
Fannie Mae	12,200	800
Fifth Third Bancorp (Ñ)	6,200	221
Franklin Resources, Inc.	1,700	224
Freddie Mac	7,900	487
Goldman Sachs Group, Inc. (The)	5,700	1,003
Hartford Financial Services Group, Inc.	3,200	284
Host Hotels & Resorts, Inc. (ö)	30,354	677
HSBC Holdings PLC - ADR (Ñ)	9,721	878
Janus Capital Group, Inc. (Ñ)	28,787	765
JPMorgan Chase & Co.	58,686	2,613
Keycorp	5,100	170
Lehman Brothers Holdings, Inc.	8,400	461
M&T Bank Corp.	1,300	138

	Principal Amount ($) or Shares	Market Value $
Marsh & McLennan Cos., Inc. (Ñ)	9,000	240
Marshall & Ilsley Corp.	2,900	127
Merrill Lynch & Co., Inc.	14,200	1,047
MetLife, Inc.	11,600	743
Moody's Corp. (Ñ)	4,000	183
Morgan Stanley	13,100	817
National City Corp.	6,400	172
Northern Trust Corp.	3,100	190
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	101
PNC Financial Services Group, Inc.	4,100	288
Potlatch Corp. (ö)(Ñ)	10,700	482
Principal Financial Group, Inc.	2,500	139
Progressive Corp. (The)	9,600	195
Prologis (ö)	3,200	192
Prudential Financial, Inc.	7,600	682
Regions Financial Corp.	10,442	327
Simon Property Group, Inc. (ö)	3,100	294
SLM Corp.	6,300	317
Sovereign Bancorp, Inc. (Ñ)	6,245	113
SunTrust Banks, Inc.	3,900	307
Synovus Financial Corp.	4,200	116
Travelers Cos., Inc. (The)	24,883	1,258
US Bancorp (Ñ)	23,912	774
Vornado Realty Trust (ö)	2,000	213
Wachovia Corp.	31,819	1,558
Washington Mutual, Inc.	11,550	424
Wells Fargo & Co.	56,700	2,072
		39,976
Health Care - 10.6%
Abbott Laboratories	25,400	1,318
Aetna, Inc.	8,000	407
Allergan, Inc.	4,200	252
Allied Healthcare Products (Æ)	700	4
Amgen, Inc. (Æ)	19,872	996
Applera Corp. - Applied Biosystems Group	15,135	478
Applera Corp. - Celera Group (Æ)	6,600	87
Baxter International, Inc.	20,536	1,125
Biogen Idec, Inc. (Æ)	4,800	306
Boston Scientific Corp. (Æ)	15,263	196
Bristol-Myers Squibb Co.	26,000	758
Cardinal Health, Inc.	4,000	274
Cigna Corp.	4,500	233
Coventry Health Care, Inc. (Æ)	2,100	120
Covidien, Ltd. (Æ)	9,175	365
Edwards Lifesciences Corp. (Æ)(Ñ)	7,733	373
Eli Lilly & Co.	17,200	986
Express Scripts, Inc. Class A (Æ)	4,600	252
Forest Laboratories, Inc. (Æ)	4,400	166
Genzyme Corp. (Æ)	3,800	237
Gilead Sciences, Inc. (Æ)	13,600	495
Humana, Inc. (Æ)	2,200	141
Invitrogen Corp. (Æ)	5,412	422

IAM SHARES Fund
44

SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Johnson & Johnson	37,100	2,292
McKesson Corp.	4,600	263
Medco Health Solutions, Inc. (Æ)	5,062	433
Medtronic, Inc.	18,500	978
Merck & Co., Inc.	48,656	2,441
New Brunswick Scientific, Inc. (Æ)(Ñ)	3,300	37
PerkinElmer, Inc.	11,700	321
Pfizer, Inc.	95,345	2,368
Schering-Plough Corp.	38,300	1,150
St. Jude Medical, Inc. (Æ)	5,200	227
STERIS Corp.	11,691	328
Stryker Corp.	3,200	214
Thermo Fisher Scientific, Inc. (Æ)	11,200	607
UnitedHealth Group, Inc.	22,100	1,105
WellPoint, Inc. (Æ)	8,500	685
Wyeth	16,300	755
Zimmer Holdings, Inc. (Æ)	3,370	264
		24,459
Industrials - 15.7%
3M Co.	19,600	1,783
Actuant Corp. Class A (Ñ)	3,900	238
Alaska Air Group, Inc. (Æ)(Ñ)	1,900	47
Allied Waste Industries, Inc. (Æ)	10,400	133
American Standard Cos., Inc.	2,600	96
Ametek, Inc.	3,900	156
Arkansas Best Corp. (Ñ)	400	14
Avis Budget Group, Inc. (Æ)	1,800	42
Boeing Co.	16,400	1,586
Caterpillar, Inc.	16,921	1,282
Continental Airlines, Inc. Class A (Æ)(Ñ)	3,300	110
Cooper Industries, Ltd. Class A	600	31
CSX Corp.	10,000	410
Cummins, Inc.	600	71
Danaher Corp.	12,700	986
Deere & Co.	5,500	748
Dover Corp.	13,200	652
Eaton Corp.	7,800	735
Emerson Electric Co.	29,000	1,428
Energy Conversion Devices, Inc. (Æ)(Ñ)	4,700	122
FedEx Corp.	3,100	340
Foster Wheeler, Ltd. (Æ)	100	12
Gardner Denver, Inc. (Æ)	800	32
General Dynamics Corp.	11,910	936
General Electric Co.	195,921	7,615
Hexcel Corp. (Æ)(Ñ)	2,600	57
HNI Corp. (Ñ)	900	37
Honeywell International, Inc.	20,362	1,143
Illinois Tool Works, Inc. (Ñ)	19,008	1,106
Ingersoll-Rand Co., Ltd. Class A	5,300	275
Kansas City Southern (Æ)(Ñ)	8,550	260
Katy Industries, Inc. (Æ)	5,900	9
KBR, Inc. (Æ)	5,948	195
L-3 Communications Holdings, Inc.	4,800	473
Laidlaw International, Inc.	4,200	146
Lockheed Martin Corp.	6,119	607
Manpower, Inc.	6,300	443

	Principal Amount ($) or Shares	Market Value $
Masco Corp.	18,800	489
Norfolk Southern Corp.	12,800	655
Northrop Grumman Corp.	10,496	828
Paccar, Inc.	9,450	808
Parker Hannifin Corp.	2,000	215
Precision Castparts Corp.	2,400	313
Raytheon Co.	11,500	705
Rockwell Automation, Inc. (Ñ)	4,200	296
Rockwell Collins, Inc.	2,200	152
RR Donnelley & Sons Co.	12,300	441
Ryder System, Inc.	7,500	411
Siemens AG - ADR	2,700	338
Southwest Airlines Co.	28,225	426
Tecumseh Products Co. Class A (Æ)(Ñ)	3,800	66
Terex Corp. (Æ)	1,700	136
Textron, Inc.	4,200	245
Toro Co.	2,300	136
Tyco International, Ltd.	9,175	405
UAL Corp. (Æ)(Ñ)	1,200	57
Union Pacific Corp.	7,200	803
United Parcel Service, Inc. Class B	19,514	1,480
United Technologies Corp.	20,600	1,537
US Airways Group, Inc. (Æ)(Ñ)	2,300	71
Waste Management, Inc.	18,818	709
Watts Water Technologies, Inc. Class A (Ñ)	400	14
YRC Worldwide, Inc. (Æ)(Ñ)	200	6
		36,098
Information Technology - 13.7%
Adobe Systems, Inc. (Æ)	8,200	351
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	105
Agilent Technologies, Inc. (Æ)	4,142	151
Amphenol Corp. Class A	15,400	556
Analog Devices, Inc.	6,800	251
Apple, Inc. (Æ)	14,800	2,049
Applied Materials, Inc.	20,600	440
Autodesk, Inc. (Æ)	3,000	139
Automatic Data Processing, Inc.	6,900	316
Axcelis Technologies, Inc. (Æ)	28,200	133
Broadcom Corp. Class A (Æ)	5,850	202
Broadridge Financial Solutions, Inc.	1,725	31
CA, Inc. (Ñ)	4,700	118
Cisco Systems, Inc. (Æ)	79,400	2,534
Computer Sciences Corp. (Æ)(Ñ)	10,845	607
Corning, Inc.	24,400	570
Dell, Inc. (Æ)	38,300	1,082
Diebold, Inc. (Ñ)	14,500	636
eBay, Inc. (Æ)	19,500	665
Electronic Arts Inc. Series C (Æ)	5,000	265
Electronic Data Systems Corp.	8,500	195
EMC Corp. (Æ)	30,000	590
First Data Corp.	8,736	290
Hewlett-Packard Co.	47,132	2,326
Intel Corp.	75,600	1,947
International Business Machines Corp.	20,500	2,392
KLA-Tencor Corp.	2,500	144
Maxim Integrated Products, Inc.	6,400	192

IAM SHARES Fund
45

SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Micron Technology, Inc. (Æ)(Ñ)	13,500	155
Microsoft Corp.	167,000	4,798
Motorola, Inc.	39,700	673
National Semiconductor Corp. (Ñ)	5,600	147
Network Appliance, Inc. (Æ)	4,900	136
Nortel Networks Corp. (Æ)(Ñ)	5,700	100
Oracle Corp. (Æ)	65,749	1,333
Paychex, Inc.	4,300	191
Qualcomm, Inc.	21,200	846
Quantum Corp. (Æ)(Ñ)	38,900	125
Seagate Technology	8,600	222
Sun Microsystems, Inc. (Æ)(Ñ)	44,600	239
Symantec Corp. (Æ)	17,345	326
Texas Instruments, Inc.	27,100	928
Tyco Electronics, Ltd. (Æ)	9,175	320
Western Union Co. (The)	8,736	164
Xerox Corp. (Æ)	44,500	762
Xilinx, Inc. (Ñ)	7,000	179
Yahoo!, Inc. (Æ)	21,100	480
		31,401
Materials - 2.8%
Air Products & Chemicals, Inc.	6,000	540
Alcoa, Inc.	14,800	541
Allegheny Technologies, Inc.	3,100	308
AngloGold Ashanti, Ltd. - ADR	400	16
Ashland, Inc.	600	36
Bowater, Inc. (Ñ)	800	13
Brush Engineered Materials, Inc. (Æ)(Ñ)	1,000	48
Chemtura Corp.	1,900	17
Domtar Corp. (Æ)	20,026	160
Dow Chemical Co. (The)	22,888	976
Ecolab, Inc.	1,100	46
El Du Pont de Nemours & Co.	5,200	253
Freeport-McMoran Copper and Gold, Inc. (Ñ)	1,876	164
Hercules, Inc.	900	19
International Paper Co. (Ñ)	11,473	403
Martin Marietta Materials, Inc. (Ñ)	3,700	499
Monsanto Co.	4,200	293
Newmont Mining Corp. (Ñ)	5,100	216
PPG Industries, Inc.	2,800	205
Rohm & Haas Co.	7,236	409
Temple-Inland, Inc.	8,600	474
Vulcan Materials Co. Series REGS (Ñ)	3,400	306
Weyerhaeuser Co. (Ñ)	6,303	430
		6,372
Telecommunication Services - 3.8%
Alltel Corp.	4,000	273
AT&T, Inc.	118,581	4,728
Embarq Corp.	2,559	159
Qwest Communications International, Inc. (Æ)(Ñ)	25,000	224
Sprint Nextel Corp.	39,389	745

	Principal Amount ($) or Shares	Market Value $
Verizon Communications, Inc.	63,772	2,671
		8,800
Utilities - 2.3%
AES Corp. (The) (Æ)	11,000	199
Ameren Corp.	3,000	152
American Electric Power Co., Inc.	5,300	236
Constellation Energy Group, Inc.	3,000	249
Dominion Resources, Inc.	5,300	451
Duke Energy Corp.	14,596	268
Edison International	5,500	290
Entergy Corp.	2,200	228
Exelon Corp.	11,300	799
FirstEnergy Corp.	4,200	258
FPL Group, Inc.	5,100	300
PG&E Corp. (Ñ)	5,800	258
PPL Corp.	6,400	309
Public Service Enterprise Group, Inc.	4,200	357
Sempra Energy	4,100	226
Southern Co. (Ñ)	11,200	397
TXU Corp.	6,000	404
		5,381
Total Common Stocks (cost $174,171)		224,979
Short-Term Investments - 2.0%
AIM Short Term Investment Prime Portfolio	4,227,576	4,228
American Beacon Money Market Fund	101,558	102
United States Treasury Bills (ç)(ÿ)(§) 4.645% due 09/06/07	210	210
Total Short-Term Investments (cost $4,540)		4,540
Warrants & Rights - 0.0%
Raytheon Co. (Æ) 2011 Warrants	414	10
Total Warrants & Rights (cost $0)		10
Other Securities - 6.3%
State Street Navigator Securities Prime Lending Portfolio (d)	14,454,151	14,454
Total Other Securities (cost $14,454)		14,454
Total Investments - 106.1% (identified cost $193,165)		243,983
Other Assets and Liabilities, Net - (6.1%)		(14,046)
Net Assets - 100.0%		229,937

See accompanying notes which are an integral part of the financial statements.
46

SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 09/07 (13)	4,799	(128)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(128)

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	10.9
Consumer Staples	9.3
Energy	11.3
Financials	17.4
Health Care	10.6
Industrials	15.7
Information Technology	13.7
Materials	2.8
Telecommunications Services	3.8
Utilities	2.3
Short-Term Investments	2.0
Warrants & Rights	— *
Other Securities	6.3
Total Investments	106.1
Other Assets and Liabilities, Net	(6.1)
100.0
Futures Contracts	(0.1)

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
47

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SSgA

Concentrated Growth Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks long-term capital appreciation by investing in equity securities.

Invests in:  U.S. equity securities.

Strategy:  The Fund's investment strategy seeks to find companies with above-average earnings growth and profitability, exhibiting sustainable competitive advantages.

Concentrated Growth Opportunites Fund

Period Ended 08/31/07	Total Return
1 Year	17.23%
Inception	6.09	%+

Russell 1000® Growth Index#

Period Ended 08/31/07	Total Return
1 Year	17.70%
Inception	8.16	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Concentrated Growth Opportunities Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 1.44%.

See related Notes on page 51.

Concentrated Growth Opportunities Fund

SSgA

Concentrated Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA Concentrated Growth Opportunities Fund (the "Fund") returned 17.23% (assuming reinvestment of dividends and distributions), versus the 17.70% return of the Russell 1000® Growth Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly, and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance during the previous 12 months ended August 31, 2007 was primarily impacted by stock selection. Strong stock selection in the consumer discretionary and technology sectors had the largest positive impact on performance. On an individual stock level, the most significant contributors were GameStop, SanDisk, Cisco Systems and Apple. Stock selection results in the health care and industrials sectors were the main drivers of the Fund's underperformance relative to the Index. On a stock level, the largest detractors were Amgen, Medco Health Solutions, Omnicare and Walgreens.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The U.S. stock market during the 12 months ended August 31, 2007 was characterized by a strong market rally from September 2006 to January 2007, followed by a volatile market in the latter part of the fiscal year. After 17 consecutive rate hikes, the Federal Reserve left short term interest rates unchanged at 5.25% during its August 2006 meeting and remained constant during the fiscal year. The Fed's action underscored a benign outlook for the U.S. economy, while it kept a watchful eye on inflation. In February 2007, buoyant markets were disrupted by heightened fears of slower global growth combined with a deepening gloom in the U.S. housing market and slower earnings growth from the corporate sector. However, after a one day decline of nearly 3.5% on February 27, 2007, precipitated by a nearly 9% drop overnight in China, the U.S. equity market rebounded sharply over the next three months encouraged by resilient economic data. But the events of February brought to light underlying risks to the equity markets, which up until then, had been exceedingly optimistic that global growth would continue to remain strong despite a slowdown in the U.S.

The Fund trailed the Index during the first half of the fiscal year, driven largely by the Fund's overweight and weak stock selection in the health care sector. Offsetting some of the Fund's weakness in the health care sector was strong stock selection in consumer discretionary and technology. The market rallied strongly after February's sharp decline, but sentiment quickly reversed again in July 2007 following negative news from home lenders, downgraded mortgage-backed securities, and hedge funds' duress. These headlines undermined the renewed optimism that had propelled the stock market to new summer highs and forced investors to reassess their risk tolerances. The Fund outperformed the Index in the second half of the fiscal year, driven primarily by the Fund's stock selection in the consumer discretionary sector, and to a lesser extent, the technology and consumer staples sectors. Also aiding results were reducing the Fund's holdings to 20-30 stocks. The former SSgA Large Cap Growth Opportunities Fund was reclassified from a diversified to non-diversified management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The change has increased the Fund's tracking error relative to its benchmark but has also resulted in higher excess return. The reduction in holdings has allowed the Fund to increase active weights in the portfolio management team's highest conviction ideas. In the three months following the conversion on June 1, 2007, the Fund is ranked in the top decile among its Lipper peer group consisting of 760 large cap growth funds.

Despite increased volatility in the second half, the past fiscal year was a strong year for large cap growth stocks. After seven consecutive years of underperformance, the Index outperformed the Russell 1000 Value Index by nearly 5% over the past 12 months. While short-term market

Concentrated Growth Opportunities Fund

SSgA

Concentrated Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

volatility may persist for some time, the Fund's long-term investment philosophy and its focus on high quality companies with sustainable earnings growth remain unchanged. As investors continue to digest weaker economic news and reassess risks in the market, the Fund is well-positioned to benefit as it is closely aligned with the portfolio management team's cautious outlook for the U.S. economy. In an environment of slower economic growth and decelerating corporate profits, market conditions have historically favored high quality companies that can generate stable earnings growth.

On June 1, 2007, the Fund's shareholders voted to change the Fund's classification from diversified to non-diversified. As a non-diversified fund, the Fund's portfolio will typically invest in 20-30 issuers instead of the 50-60 issuers that it invested in until June 1, 2007. This means that the prospects for a few, or even one, issuer could have significant impact on the Fund's returns.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 49.

  *  Effective June 1, 2007, the Large Cap Growth Opportunities Fund changed its name to the Concentrated Growth Opportunities Fund. The Fund commenced operations on March 30, 2004. Index comparison also began on March 30, 2004.

  #  The Russell 1000® Growth Index is trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Company. The Russell 1000® Growth Index is unmanaged, and cannot be invested in directly and is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. It offers investors access to the large-cap growth segment of the U.S. equity universe.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Concentrated Growth Opportunities Fund

SSgA

Concentrated Growth Opportunities Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,081.70	$1,019.66
Expenses Paid During Period *	$5.77	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Concentrated Growth Opportunities Fund

SSgA

Concentrated Growth Opportunities Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.2%
Consumer Discretionary - 19.8%
Coach, Inc. (Æ)	15,300	681
Dick's Sporting Goods, Inc. (Æ)	9,700	630
GameStop Corp. Class A (Æ)	16,800	843
Home Depot, Inc.	15,800	605
International Game Technology	13,700	523
		3,282
Consumer Staples - 8.6%
CVS Caremark Corp.	19,600	741
Walgreen Co.	15,400	694
		1,435
Energy - 3.8%
Occidental Petroleum Corp.	11,100	629
Financials - 5.5%
CME Group, Inc. Class A	850	471
JPMorgan Chase & Co.	9,900	441
		912
Health Care - 13.2%
Baxter International, Inc.	11,200	613
Medtronic, Inc.	10,200	539
Omnicare, Inc.	12,500	408
Pfizer, Inc.	25,600	636
		2,196
Industrials - 11.4%
Joy Global, Inc.	10,700	464
Thomas & Betts Corp. (Æ)	8,700	482
United Technologies Corp.	12,700	948
		1,894
Information Technology - 31.2%
Adobe Systems, Inc. (Æ)	12,700	543
Akamai Technologies, Inc. (Æ)	5,900	190
Broadcom Corp. Class A (Æ)	14,200	490
Cisco Systems, Inc. (Æ)	41,100	1,312
Corning, Inc.	27,000	631
Google, Inc. Class A (Æ)	1,610	830
SanDisk Corp. (Æ)	12,300	689
Yahoo!, Inc. (Æ)	21,400	486
		5,171

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 5.7%
American Tower Corp. Class A (Æ)	14,900	591
NII Holdings, Inc. (Æ)	4,500	356
		947
Total Common Stocks (cost $14,625)		16,466
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	116,800	117
Total Short-Term Investments (cost $117)		117
Total Investments - 99.9% (identified cost $14,742)		16,583
Other Assets and Liabilities, Net - 0.1%		10
Net Assets - 100.0%		16,593

Concentrated Growth Opportunities Fund

SSgA

Concentrated Growth Opportunities Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	19.8
Consumer Staples	8.6
Energy	3.8
Financials	5.5
Health Care	13.2
Industrials	11.4
Information Technology	31.2
Telecommunication Services	5.7
Short-Term Investments	0.7
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

Invests in:  U.S. equity securities.

Strategy:  The Fund's investment strategy uses a quantitative approach to investment management, designed to uncover equity securities that are undervalued relative to their peers.

Large Cap Value Fund

Period Ended 08/31/07	Total Return
1 Year	12.54%
Inception	11.57	%+

Russell 1000® Value Index#

Period Ended 08/31/07	Total Return
1 Year	12.85%
Inception	12.96	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Large Cap Value Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 1.65%.

See related Notes on page 57.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2007, the SSgA Large Cap Value Fund (the "Fund") returned 12.54% (assuming reinvestment of dividends and distributions) versus the 12.85% return of the Russell 1000® Value Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly, and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Stock selection was the main driver of performance for the fiscal year. Strong stock selection in the industrial and consumer discretionary sectors helped performance. The Fund's sector exposures relative to the benchmark are a function of stock selection. In the large cap value portfolio, value added as a result of these sector exposures has been minimal over the past 12 months.

Stock selection has been particularly strong within the industrials, consumer discretionary and financials sectors. Overweights to AGCO Corporation. and ITT Educational Services helped relative performance within the industrials sector. Retail stocks were the main drivers within the discretionary sector — GameStop Corp. and Big Lots Inc. were two of the successful positions. Also, underweights to some of the large investment banks, particularly Lehman Brothers Holdings Inc. and Bear Stearns Co. Inc, helped relative performance.

Within the energy and technology sectors, stock selection was the weakest. Overweights to Lexmark International Inc. and Advanced Micro Devices ("AMD") offset gains seen in the portfolio. Shares of Lexmark International Inc. plummeted after the second biggest U.S. printer maker reported that sales for the first quarter of 2007 would probably drop by a low-to-mid single digit percentage. AMD fell during the fourth quarter of 2006 after Sun Microsystems announced that it would use Intel's chips instead of AMD's, its current supplier. Also, just prior to the Intel announcement, AMD warned of a revenue shortfall in Q4 2006 due to increased competition with Intel. At the stock level, overweights to Aeropostale Inc. and First Marblehead Inc. hurt performance.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund employs a core, risk-controlled investment methodology that derives excess returns relative to the benchmark entirely from individual stock allocations versus specific sector, style or thematic biases. Consequently, the fund does not rely upon broader market returns to drive performance from period to period.

Further, the Fund's investment approach selects stocks based on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects. Over the past year, earnings yield, cash flow and changes in net operating assets (a proxy for earnings quality) were the best predictors of stock price changes, while estimate revision, which gauges future earnings expectations and changes in investor sentiment, demonstrated the weak stock picking skill for much of the year until July and August of 2007.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 55.

  *  The Fund commenced operations on March 30, 2004. Index comparison also began on March 30, 2004.

  #  The Russell 1000® Value Index is trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Group. The Russell 1000® Value Index is unmanaged, cannot be invested in directly and is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. It offers investors access to the large-cap value segment of the U.S. equity universe.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,039.40	$1,019.66
Expenses Paid During Period *	$5.65	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 15.6%
Aeropostale, Inc. (Æ)	9,450	196
Apollo Group, Inc. Class A (Æ)	1,800	106
Autozone, Inc. (Æ)	1,400	170
Big Lots, Inc. (Æ)	3,200	95
CBS Corp. Class B	4,700	148
DeVry, Inc.	3,100	107
GameStop Corp. Class A (Æ)	6,400	321
ITT Educational Services, Inc. (Æ)	2,200	242
Mattel, Inc.	6,400	138
McDonald's Corp.	5,500	271
NutriSystem, Inc. (Æ)	1,400	76
RadioShack Corp.	2,000	47
Sherwin-Williams Co. (The)	1,100	76
Tupperware Brands Corp.	3,100	95
		2,088
Consumer Staples - 4.9%
Energizer Holdings, Inc. (Æ)	1,900	201
HJ Heinz Co.	600	27
Kraft Foods, Inc. Class A	69	2
Loews Corp. - Carolina Group	2,100	160
NBTY, Inc. (Æ)	3,100	114
Universal Corp.	3,200	157
		661
Energy - 16.3%
Chevron Corp.	4,700	412
ConocoPhillips	4,400	360
Dresser-Rand Group, Inc. (Æ)	2,700	100
Exxon Mobil Corp.	9,500	814
Frontier Oil Corp.	2,700	111
Marathon Oil Corp.	2,700	146
Occidental Petroleum Corp.	900	51
Overseas Shipholding Group, Inc.	300	21
Tesoro Corp.	1,900	94
Western Refining, Inc.	1,100	57
XTO Energy, Inc.	500	27
		2,193
Financials - 30.3%
ACE, Ltd.	3,800	219
Allied World Assurance Holdings, Ltd.	600	29
Allstate Corp. (The)	2,600	142
American International Group, Inc.	400	26
Ameriprise Financial, Inc.	4,000	244
AON Corp.	3,600	156
Arch Capital Group, Ltd. (Æ)	600	43
Axis Capital Holdings, Ltd.	1,400	51

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp.	13,100	664
Chubb Corp.	3,700	189
Citigroup, Inc.	13,300	624
Franklin Resources, Inc.	700	92
JPMorgan Chase & Co.	10,124	451
Keycorp	700	23
MetLife, Inc.	2,700	173
Morgan Stanley	2,000	125
PartnerRe, Ltd.	600	44
PNC Financial Services Group, Inc.	600	42
Prologis (ö)	1,100	66
RenaissanceRe Holdings, Ltd.	3,600	206
Wachovia Corp.	1,400	69
Washington Mutual, Inc.	1,200	44
Wells Fargo & Co.	2,900	106
XL Capital, Ltd. Class A	3,100	236
		4,064
Health Care - 7.3%
AmerisourceBergen Corp. Class A	2,700	129
Cigna Corp.	3,300	170
Forest Laboratories, Inc. (Æ)	3,000	113
Humana, Inc. (Æ)	3,400	218
King Pharmaceuticals, Inc. (Æ)	9,000	135
Pediatrix Medical Group, Inc. (Æ)	1,300	78
Pfizer, Inc.	2,200	55
PharMerica Corp. (Æ)	225	4
WellCare Health Plans, Inc. (Æ)	300	30
Zimmer Holdings, Inc. (Æ)	600	47
		979
Industrials - 8.9%
3M Co.	900	82
AGCO Corp. (Æ)	6,700	289
Caterpillar, Inc.	1,400	106
Deluxe Corp.	6,500	247
General Electric Co.	11,500	447
Lockheed Martin Corp.	200	20
		1,191
Information Technology - 5.1%
Apple, Inc. (Æ)	1,300	180
Atmel Corp. (Æ)	12,800	68
McAfee, Inc. (Æ)	6,500	232
Motorola, Inc.	12,300	209
		689
Materials - 1.5%
Pactiv Corp. (Æ)	6,700	196

Large Cap Value Fund

SSgA

Large Cap Value Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 6.4%
AT&T, Inc.	8,413	336
CenturyTel, Inc.	2,400	115
Citizens Communications Co.	4,500	65
Embarq Corp.	2,100	131
Verizon Communications, Inc.	5,100	214
		861
Utilities - 3.1%
Centerpoint Energy, Inc.	4,500	73
Energen Corp.	600	32
FPL Group, Inc.	700	41
MDU Resources Group, Inc.	1,600	44
Southern Co.	6,400	227
		417
Total Common Stocks (cost $11,686)		13,339

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.6%
SSgA Prime Money Market Fund	75,155	75
Total Short-Term Investments (cost $75)		75
Total Investments - 100.0% (identified cost $11,761)		13,414
Other Assets and Liabilities, Net - 0.0%		—	±
Net Assets - 100.0%		13,414

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	15.6
Consumer Staples	4.9
Energy	16.3
Financials	30.3
Health Care	7.3
Industrials	8.9
Information Technology	5.1
Materials	1.5
Telecommunication Services	6.4
Utilities	3.1
Short-Term Investments	0.6
Total Investments	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

Invests in:  At least 80% of total assets will be invested in small capitalization equity securities, such as common stocks, issued by companies with a market capitalization less than or equal to the largest capitalization stock in the Russell 2000® Index.

Strategy:  The Fund attempts to create a portfolio with similar characteristics to the benchmark with potential to provide excess returns by allowing the fund to hold a portion, but not all of the securities in the Russell 2000 Index.

Enhanced Small Cap Fund

Period Ended 8/31/07	Total Return
1 Year	7.49%
Inception	10.54	%+

Russell 2000® Index#

Period Ended 08/31/07	Total Return
1 Year	11.36%
5 Years	12.00	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Enhanced Small Cap Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 1.55%.

See related Notes on page 63.

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Enhanced Small Cap Fund (the "Fund") returned 7.49% (assuming reinvestment of dividends and distributions) versus the 11.36% return of the Russell 2000® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund is a small capitalization Fund which maintains size, style, and beta characteristics similar to those of the benchmark. A quantitative process is used to rank stocks on a nightly basis. The Fund is currently diversified with approximately 720 securities, and security over- and underweight positions are limited to 0.50% relative to the benchmark. As a result, no single stock position can have a significant impact on the Fund's performance.

The best performing sectors over the past year in the Fund were energy, basic materials, and consumer cyclicals. At the industry level, energy reserves and production, mining & metals, and food and beverage posted the highest returns. The individual stocks posting the best returns were M&F Worldwide Corp., AK Steel Holding Corp. and Guess? Inc.

On a relative basis, the industry positions that benefited the Fund most were the underweight position in financial services and the overweight positions in heavy electrical equipment and mining and metals. Stock selection was most effective in energy reserves and production, oil services, and mining and metals. Within energy reserves and production, the Fund's overweight positions in Atlas America Inc. and MarkWest Hydrocarbon Inc. added the most value. Overweights in Veritas DGC Inc. and Hercules Offshore Inc. contributed the most within the oil services industry. Overweight positions to AK Steel Holding Corp. and Cleveland-Cliffs Inc. added the most value in the mining and metals industry.

The worst performing sectors in the Fund were technology, financials, and commercial services. The industries posting the lowest returns were electronic equipment, internet, and real estate investment trusts. At the stock level, positions in American Home Mortgage Investment Corp., UTStarcom Inc., and Irwin Financial Corp. detracted the most from absolute returns.

On a relative basis, the industry positions that detracted the most from performance were an underweight to oil services and defense and aerospace, and an overweight to tobacco. The Fund had the most difficulty picking stocks within the electronic equipment, internet, and real estate investment trust industries. Overweight positions in UTStarcom Inc. and Coherent Inc. detracted the most value in electronic equipment. An underweight position in aQuantive and an overweight position in Travelzoo Inc. negatively impacted performance in the internet industry. Overweights to American Home Mortgage Investment Corp. and NovaStar Financial Inc. hurt the Fund the most within the real estate investment trust industry.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

After a burst of volatility hurt global markets at the end of February 2007, equity investors finished the first quarter of calendar year 2007 with more optimism. The ongoing flurry of merger activity continued to help small cap stocks, as the Index gained 1.95% in the first quarter. However signs of stress in the fixed income markets brought a cautious end to the first half of calendar year 2007, with risk aversion increasing in choppy fashion. During this period, growth-orientated stocks began to establish a more measurable advantage over value themes, while large cap stocks outpaced small cap stocks. Stock selection techniques that

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

focus on identifying companies with superior earnings growth potential added the most value over this period. As market perspective shifted away from value stocks, the Fund's value model, whose preference is towards stocks that are undervalued and generating strong cash flow, began to perform negatively, while, the fund's market sentiment model that analyzes technical factors detracted the most from the fund's performance.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on page 61.

  *  The Fund commenced operations on March 22, 2005. Index comparison also began on March 22, 2005.

  #  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell® 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$953.90	$1,021.42
Expenses Paid During Period *	$3.69	$3.82

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.5%
Consumer Discretionary - 13.9%
Aeropostale, Inc. (Æ)	8,700	180
AFC Enterprises (Æ)	5,500	82
Aftermarket Technology Corp. (Æ)	6,500	194
Ambassadors Group, Inc.	100	4
American Greetings Corp. Class A	8,900	220
Arctic Cat, Inc.	100	2
ArvinMeritor, Inc.	2,700	47
Asbury Automotive Group, Inc.	1,300	28
Big 5 Sporting Goods Corp.	600	12
Blockbuster, Inc. Class A (Æ)	23,700	118
Blyth, Inc.	900	20
Books-A-Million, Inc. Class A	800	11
Brookfield Homes Corp.	2,000	40
Brown Shoe Co., Inc.	3,225	74
Buckle, Inc. (The)	2,150	80
Building Materials Holding Corp.	200	3
CBRL Group, Inc.	700	26
CEC Entertainment, Inc. (Æ)	2,900	89
Champion Enterprises, Inc. (Æ)	6,200	72
Charming Shoppes, Inc. (Æ)	1,000	9
Charter Communications, Inc. Class A (Æ)	1,400	4
Christopher & Banks Corp.	400	5
Citadel Broadcasting Corp.	13,500	55
Coinstar, Inc. (Æ)	1,100	36
Collective Brands, Inc. (Æ)	7,700	182
Columbia Sportswear Co.	1,200	72
Conn's, Inc. (Æ)	1,800	40
Cooper Tire & Rubber Co.	500	12
Cox Radio, Inc. Class A (Æ)	1,000	14
CPI Corp.	800	36
CSK Auto Corp. (Æ)	9,800	130
CSS Industries, Inc.	1,000	38
Deckers Outdoor Corp. (Æ)	500	47
DeVry, Inc.	100	3
Domino's Pizza, Inc.	4,800	84
Dover Downs Gaming & Entertainment, Inc.	4,350	45
DSW, Inc. Class A (Æ)	3,100	94
Entravision Communications Corp. Class A (Æ)	1,800	16
Fossil, Inc. (Æ)	1,000	34
FTD Group, Inc.	5,742	102
Gray Television, Inc.	8,300	74
Gymboree Corp. (Æ)	1,600	64
Harris Interactive, Inc. (Æ)	5,900	25
Hayes Lemmerz International, Inc. (Æ)	4,000	18
Hovnanian Enterprises, Inc. Class A (Æ)	1,000	12
Jack in the Box, Inc. (Æ)	1,600	100
Jackson Hewitt Tax Service, Inc.	600	17

	Principal Amount ($) or Shares	Market Value $
Jakks Pacific, Inc. (Æ)	700	16
Jo-Ann Stores, Inc. (Æ)	600	13
JOS A Bank Clothiers, Inc. (Æ)	900	27
K-Swiss, Inc. Class A	400	10
Kellwood Co.	4,700	93
Kimball International, Inc. Class B	4,400	59
Lear Corp. (Æ)	2,500	73
Lee Enterprises, Inc.	3,100	54
Lin TV Corp. Class A (Æ)	6,600	88
LKQ Corp. (Æ)	200	6
Lodgenet Entertainment Corp. (Æ)	4,800	126
Maidenform Brands, Inc. (Æ)	3,900	66
Marvel Entertainment, Inc. (Æ)	1,100	25
Matthews International Corp. Class A	1,700	73
Men's Wearhouse, Inc.	2,600	132
Midas, Inc. (Æ)	2,300	47
Monarch Casino & Resort, Inc. (Æ)	100	3
Morningstar, Inc. (Æ)	1,000	65
Move, Inc. (Æ)	9,500	28
NetFlix, Inc. (Æ)	600	11
New York & Co., Inc. (Æ)	900	6
O'Charleys, Inc.	700	11
Oxford Industries, Inc.	200	7
Papa John's International, Inc. (Æ)	3,900	99
Perry Ellis International, Inc. (Æ)	1,300	35
Pinnacle Entertainment, Inc. (Æ)	100	3
Polaris Industries, Inc.	2,700	129
Pre-Paid Legal Services, Inc. (Æ)	2,300	127
Priceline.com, Inc. (Æ)	2,200	183
Pricesmart, Inc.	700	17
RC2 Corp. (Æ)	5,200	159
Rent-A-Center, Inc. Class A (Æ)	200	4
Salem Communications Corp. Class A	800	8
Sauer-Danfoss, Inc.	2,000	54
Sinclair Broadcast Group, Inc. Class A	9,200	115
Skechers U.S.A., Inc. Class A (Æ)	2,900	57
Sonic Corp. (Æ)	1,900	41
Sotheby's Class A	1,300	56
Standard Motor Products, Inc.	1,900	19
Steinway Musical Instruments	1,000	32
Stewart Enterprises, Inc. Class A	21,100	151
Sturm Ruger & Co., Inc. (Æ)	1,800	33
Systemax, Inc.	800	15
Tempur-Pedic International, Inc.	7,400	214
Triarc Cos., Inc. Class A	9,600	147
Tupperware Brands Corp.	3,900	120
Tween Brands, Inc. (Æ)	1,900	56
Under Armour, Inc. Class A (Æ)	500	32
Unifirst Corp.	1,100	46
Universal Electronics, Inc. (Æ)	800	23
Visteon Corp. (Æ)	4,900	26
Volcom, Inc. (Æ)	100	4

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Warnaco Group, Inc. (The) (Æ)	4,400	154
Westwood One, Inc.	12,500	36
Winnebago Industries	500	13
Wolverine World Wide, Inc.	1,400	37
		5,954
Consumer Staples - 2.5%
Alliance One International, Inc. (Æ)	20,700	159
American Oriental Bioengineering, Inc. (Æ)	2,700	25
Arden Group, Inc. Class A	100	14
Boston Beer Co., Inc. Class A (Æ)	100	5
Casey's General Stores, Inc.	1,200	34
Coca-Cola Bottling Co. Consolidated	800	47
Elizabeth Arden, Inc. (Æ)	5,400	133
Flowers Foods, Inc.	2,025	42
Hain Celestial Group, Inc. (Æ)	600	17
J&J Snack Foods Corp.	1,300	49
Mannatech, Inc.	3,600	30
Nash Finch Co.	1,700	64
Nu Skin Enterprises, Inc. Class A	700	11
Playtex Products, Inc. (Æ)	900	16
Prestige Brands Holdings, Inc. (Æ)	4,700	52
Seaboard Corp.	57	118
Spartan Stores, Inc.	2,000	51
Spectrum Brands, Inc. (Æ)	2,300	13
TreeHouse Foods, Inc. (Æ)	2,700	73
Universal Corp./Richmond VA	1,000	49
USANA Health Sciences, Inc. (Æ)	1,400	53
Vector Group, Ltd.	600	14
		1,069
Energy - 5.0%
Alpha Natural Resources, Inc. (Æ)	4,100	79
Atlas America, Inc.	3,607	184
ATP Oil & Gas Corp. (Æ)	4,800	207
Atwood Oceanics, Inc. (Æ)	100	8
Bill Barrett Corp. (Æ)	1,400	49
Bois d'Arc Energy, Inc. (Æ)	800	14
Bronco Drilling Co., Inc. (Æ)	800	12
Callon Petroleum Co. (Æ)	200	2
Clayton Williams Energy, Inc. (Æ)	300	8
Complete Production Services, Inc.	1,900	42
Delek US Holdings, Inc	900	25
Delta Petroleum Corp. (Æ)	1,800	27
Dril-Quip, Inc. (Æ)	1,200	56
EXCO Resources, Inc. (Æ)	5,700	96
Exterran Holdings, Inc. (Æ)	422	33
General Maritime Corp.	4,200	109
Geokinetics, Inc. (Æ)	500	11
Grey Wolf, Inc. (Æ)	4,100	27
Gulf Island Fabrication, Inc.	3,600	128
Gulfmark Offshore, Inc. (Æ)	4,100	188
Harvest Natural Resources, Inc. (Æ)	3,700	42

	Principal Amount ($) or Shares	Market Value $
Hercules Offshore, Inc. (Æ)	1,100	28
Hornbeck Offshore Services, Inc. (Æ)	300	11
Input/Output, Inc. (Æ)	1,100	16
Mariner Energy, Inc. (Æ)	6,500	136
Markwest Hydrocarbon, Inc.	1,700	86
McMoRan Exploration Co. (Æ)	800	11
Meridian Resource Corp. (Æ)	600	1
NATCO Group, Inc. Class A (Æ)	200	10
NGP Capital Resources Co.	2,500	40
Parker Drilling Co. (Æ)	1,500	12
Petrohawk Energy Corp. (Æ)(l)	2,200	33
Petroleum Development Corp. (Æ)	400	16
Petroquest Energy, Inc. (Æ)	1,100	12
Rosetta Resources, Inc. (Æ)	4,200	70
T-3 Energy Services, Inc. (Æ)	1,000	31
Trico Marine Services, Inc. (Æ)	2,900	95
USEC, Inc. (Æ)	11,200	150
Vaalco Energy, Inc. (Æ)	3,000	12
World Fuel Services Corp.	200	8
		2,125
Financials - 19.6%
1st Source Corp.	1,960	46
Administaff, Inc.	200	7
Advance America Cash Advance Centers, Inc.	3,900	49
Advanta Corp. Class B	2,700	71
Alfa Corp.	200	4
Amcore Financial, Inc.	100	3
American Equity Investment Life Holding Co.	10,800	110
American Financial Realty Trust (ö)	2,800	23
American Physicians Capital, Inc.	2,100	83
Ameris Bancorp	300	6
Anchor Bancorp Wisconsin, Inc.	100	3
Anthracite Capital, Inc. (ö)	10,700	97
Apollo Investment Corp.	2,100	46
Arbor Realty Trust, Inc. (ö)	900	18
Argo Group International Holdings, Ltd. (Æ)	1,037	42
Ashford Hospitality Trust, Inc. (ö)	3,100	34
Aspen Insurance Holdings, Ltd.	500	13
Asset Acceptance Capital Corp.	400	5
Asta Funding, Inc.	200	7
Avatar Holdings, Inc. (Æ)	1,300	79
Bancfirst Corp.	1,200	54
Banco Latinoamericano de Exportaciones SA Class E	1,800	34
Banner Corp.	2,600	84
Berkshire Hills Bancorp, Inc.	2,000	59
Capitol Bancorp, Ltd.	1,000	25
CapLease, Inc. (ö)	1,200	12

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Castlepoint Holdings, Ltd.	3,500	40
Centennial Bank Holdings, Inc. (Æ)	4,500	30
Central Pacific Financial Corp.	1,300	41
Chemical Financial Corp.	3,200	81
Chittenden Corp.	1,600	56
Citizens Republic Bancorp, Inc.	9,558	168
City Bank	150	5
City Holding Co.	2,500	92
Clayton Holdings, Inc. (Æ)	2,200	19
Cohen & Steers, Inc.	100	3
Commerce Group, Inc.	2,000	64
Community Bank System, Inc.	200	4
Community Trust Bancorp, Inc.	200	6
Compass Diversified Trust	9,800	138
CompuCredit Corp. (Æ)	2,500	53
Corus Bankshares, Inc.	3,600	48
CVB Financial Corp.	2,090	25
DCT Industrial Trust, Inc. (ö)	700	7
Delphi Financial Group, Inc. Class A	1,250	50
DiamondRock Hospitality Co. (ö)	5,400	97
Digital Realty Trust, Inc. (ö)	700	27
Dime Community Bancshares	1,600	22
Downey Financial Corp.	700	40
EMC Insurance Group, Inc.	200	5
Employers Holdings, Inc.	1,900	36
Equity Lifestyle Properties, Inc. (ö)	4,500	219
Equity One, Inc. (ö)	200	5
FBL Financial Group, Inc. Class A	2,400	94
FelCor Lodging Trust, Inc. (ö)	9,800	215
First Bancorp	13,400	137
First Charter Corp.	900	27
First Financial Corp.	500	15
First Industrial Realty Trust, Inc. (ö)	4,700	192
First Merchants Corp.	500	11
First Mercury Financial Corp.	1,700	35
First Regional Bancorp (Æ)	600	14
FirstFed Financial Corp. (Æ)	2,800	141
Flagstar Bancorp, Inc.	300	4
Flagstone Reinsurance Holdings, Ltd.	11,900	151
FNB Corp.	1,700	29
Fpic Insurance Group, Inc. (Æ)	2,100	84
Franklin Bank Corp. (Æ)	2,700	25
Friedman Billings Ramsey Group, Inc. Class A (ö)	11,500	54
Getty Realty Corp. (ö)	200	5
Glimcher Realty Trust (ö)	8,800	197
Gramercy Capital Corp. (ö)	1,600	40
Great Southern Bancorp, Inc.	800	22
Greenhill & Co., Inc.	300	17
Hanmi Financial Corp.	1,000	15
Harleysville Group, Inc.	2,400	77
Hersha Hospitality Trust (ö)	12,100	132

	Principal Amount ($) or Shares	Market Value $
Hilltop Holdings, Inc. (Æ)	1,347	16
Horace Mann Educators Corp.	100	2
Horizon Financial Corp.	2,250	47
IMPAC Mortgage Holdings, Inc. (ö)	5,200	9
Imperial Capital Bancorp, Inc.	400	14
Independent Bank Corp.	200	6
Integra Bank Corp.	6,700	128
Interactive Brokers Group, Inc. Class A (Æ)	700	19
International Bancshares Corp.	300	7
International Securities Exchange Holdings, Inc. Class A	1,300	86
Irwin Financial Corp.	7,500	80
JER Investors Trust, Inc. (ö)	2,800	35
Kansas City Life Insurance Co.	200	9
KNBT Bancorp, Inc.	400	6
Knight Capital Group, Inc. Class A (Æ)	2,200	30
LaBranche & Co., Inc. (Æ)	8,300	52
Lakeland Bancorp, Inc.	1,300	17
LTC Properties, Inc. (ö)	1,000	23
MainSource Financial Group, Inc.	420	7
MCG Capital Corp.	4,900	71
Medical Properties Trust, Inc. (ö)	6,300	85
MFA Mortgage Investments, Inc. (ö)	6,300	49
Midland Co. (The)	1,100	60
National Interstate Corp.	600	20
NewAlliance Bancshares, Inc.	400	6
Newcastle Investment Corp. (ö)	3,700	62
Novastar Financial, Inc. (ö)	4,625	39
NYMAGIC, Inc.	400	12
Ocwen Financial Corp. (Æ)	2,400	22
Odyssey Re Holdings Corp.	3,900	141
Old National Bancorp	3,800	60
Omega Financial Corp.	1,100	29
Omega Healthcare Investors, Inc. (ö)	600	9
optionsXpress Holdings, Inc.	2,200	52
Oriental Financial Group	13,300	139
PennantPark Investment Corp.	1,300	17
Pennsylvania Real Estate Investment Trust (ö)	1,000	38
Peoples Bancorp, Inc.	1,300	34
Phoenix Cos., Inc. (The)	9,600	133
Piper Jaffray Cos. (Æ)	800	41
PMA Capital Corp. Class A (Æ)	4,100	41
ProAssurance Corp. (Æ)	200	10
Prosperity Bancshares, Inc.	200	7
Provident Bankshares Corp.	400	12
Provident Financial Services, Inc.	9,600	161
RAM Holdings, Ltd. (Æ)	7,700	72
Ramco-Gershenson Properties (ö)	3,000	97
Renasant Corp.	450	9
Republic Bancorp, Inc. Class A	220	3
Resource Capital Corp. (ö)	5,600	67

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
S&T Bancorp, Inc.	200	7
Santander BanCorp	3,900	47
Saul Centers, Inc. (ö)	4,600	230
SeaBright Insurance Holdings, Inc. (Æ)	4,500	78
Security Capital Assurance, Ltd.	1,300	26
Selective Insurance Group	1,600	34
Senior Housing Properties Trust (ö)	2,200	45
Simmons First National Corp. Class A	700	19
Southwest Bancorp, Inc.	1,000	21
State Auto Financial Corp.	1,200	36
Suffolk Bancorp	900	28
Sun Communities, Inc. (ö)	7,200	205
Sunstone Hotel Investors, Inc. (ö)	2,600	70
Susquehanna Bancshares, Inc.	1,000	20
SVB Financial Group (Æ)	700	35
SWS Group, Inc.	3,500	62
Taylor Capital Group, Inc.	3,400	102
Texas Capital Bancshares, Inc. (Æ)	700	15
Triad Guaranty, Inc. (Æ)	1,387	23
Trustmark Corp.	1,100	31
UCBH Holdings, Inc.	1,100	18
UMB Financial Corp.	1,700	75
United Bankshares, Inc.	6,200	194
United Community Financial Corp.	6,200	46
United Fire & Casualty Co.	2,900	110
Universal American Financial Corp. (Æ)	1,800	37
W Holding Co., Inc.	4,600	11
Waddell & Reed Financial, Inc. Class A	8,600	214
WesBanco, Inc.	4,200	112
West Coast Bancorp	1,100	30
Western Alliance Bancorp (Æ)	100	3
WSFS Financial Corp.	800	48
		8,351
Health Care - 11.8%
Acorda Therapeutics, Inc. (Æ)	300	5
Adams Respiratory Therapeutics, Inc. (Æ)	400	15
Affymetrix, Inc. (Æ)	100	2
Albany Molecular Research, Inc. (Æ)	8,300	121
Alexion Pharmaceuticals, Inc. (Æ)	1,300	79
Align Technology, Inc. (Æ)	1,400	32
Alkermes, Inc. (Æ)	600	10
Alliance Imaging, Inc. (Æ)	6,100	54
Allscripts Healthcare Solutions, Inc. (Æ)	500	11
Alnylam Pharmaceuticals, Inc. (Æ)	800	19
AMERIGROUP Corp. (Æ)	1,600	51
AMN Healthcare Services, Inc. (Æ)	4,200	75
Applera Corp. - Celera Group (Æ)	800	11
Apria Healthcare Group, Inc. (Æ)	3,200	85
Arena Pharmaceuticals, Inc. (Æ)	400	5
Arqule, Inc. (Æ)	1,000	8
Arrow International, Inc.	100	5

	Principal Amount ($) or Shares	Market Value $
Bio-Rad Laboratories, Inc. Class A (Æ)	1,300	110
Bruker BioSciences Corp. (Æ)	11,700	84
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	1,700	25
Centene Corp. (Æ)	7,500	152
Chemed Corp.	1,800	112
Conmed Corp. (Æ)	4,700	137
Cross Country Healthcare, Inc. (Æ)	3,900	67
Cubist Pharmaceuticals, Inc. (Æ)	1,000	23
CV Therapeutics, Inc. (Æ)	1,200	12
Cypress Bioscience, Inc. (Æ)	1,200	16
Dendreon Corp. (Æ)	1,300	10
Dionex Corp. (Æ)	600	43
Emergent Biosolutions, Inc. (Æ)	1,000	9
Enzon Pharmaceuticals, Inc. (Æ)	19,100	155
Exelixis, Inc. (Æ)	3,200	36
Exponent, Inc. (Æ)	1,300	32
Genomic Health, Inc. (Æ)	200	4
Gentiva Health Services, Inc. (Æ)	300	6
Geron Corp. (Æ)	600	4
Greatbatch, Inc. (Æ)	400	12
GTx, Inc. (Æ)	400	6
Haemonetics Corp. (Æ)	500	25
Healthsouth Corp. (Æ)	900	16
Healthspring, Inc. (Æ)	5,600	105
Hologic, Inc. (Æ)	1,300	69
Human Genome Sciences, Inc. (Æ)	5,700	53
Illumina, Inc. (Æ)	1,800	87
Immucor, Inc. (Æ)	2,250	75
Incyte Corp. (Æ)	5,900	34
Integra LifeSciences Holdings Corp. (Æ)	3,600	175
InterMune, Inc. (Æ)	700	14
Inverness Medical Innovations, Inc. (Æ)	300	14
Keryx Biopharmaceuticals, Inc. (Æ)	400	4
LHC Group, Inc. (Æ)	500	10
Lifecell Corp. (Æ)	700	23
MannKind Corp. (Æ)	3,600	32
Maxygen, Inc. (Æ)	300	3
Medarex, Inc. (Æ)	3,400	58
Medcath Corp. (Æ)	3,500	103
Medicines Co. (The) (Æ)	2,100	35
Medicis Pharmaceutical Corp. Class A	8,100	247
Mentor Corp.	4,200	187
MGI Pharma, Inc. (Æ)	700	17
Momenta Pharmaceuticals, Inc. (Æ)	700	7
Myriad Genetics, Inc. (Æ)	400	18
Nabi Biopharmaceuticals (Æ)	3,400	12
Nektar Therapeutics (Æ)	4,300	36
Neurocrine Biosciences, Inc. (Æ)	4,900	49
Odyssey HealthCare, Inc. (Æ)	2,700	26
Omnicell, Inc. (Æ)	700	17

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Onyx Pharmaceuticals, Inc. (Æ)	1,700	67
OraSure Technologies, Inc. (Æ)	7,600	70
OSI Pharmaceuticals, Inc. (Æ)	4,300	147
Osiris Therapeutics, Inc. (Æ)	3,100	40
Pain Therapeutics, Inc. (Æ)	2,100	20
Par Pharmaceutical Cos., Inc. (Æ)	100	2
Perrigo Co.	4,500	93
PharmaNet Development Group, Inc. (Æ)	1,700	49
Pharmion Corp. (Æ)	400	16
Phase Forward, Inc. (Æ)	1,200	21
Pozen, Inc. (Æ)	2,100	21
Progenics Pharmaceuticals, Inc. (Æ)	3,500	81
Protalix BioTherapeutics, Inc. (Æ)	900	23
PSS World Medical, Inc. (Æ)	500	10
Regeneron Pharmaceuticals, Inc. (Æ)	3,800	74
RehabCare Group, Inc. (Æ)	200	3
Res-Care, Inc. (Æ)	3,500	75
Rigel Pharmaceuticals, Inc. (Æ)	300	3
Salix Pharmaceuticals, Ltd. (Æ)	500	6
Savient Pharmaceuticals, Inc. (Æ)	2,680	35
Sciele Pharma, Inc. (Æ)	4,900	113
Seattle Genetics, Inc. (Æ)	1,000	10
STERIS Corp.	8,500	239
SuperGen, Inc. (Æ)	4,100	17
SurModics, Inc. (Æ)	400	19
Trubion Pharmaceuticals, Inc. (Æ)	1,000	18
Valeant Pharmaceuticals International (Æ)	1,600	25
Vanda Pharmaceuticals, Inc. (Æ)	800	12
Varian, Inc. (Æ)	3,900	234
ViroPharma, Inc. (Æ)	8,300	82
Vital Signs, Inc.	1,300	65
Volcano Corp. (Æ)	3,600	53
West Pharmaceutical Services, Inc.	1,000	40
Zoll Medical Corp. (Æ)	2,200	51
Zymogenetics, Inc. (Æ)	2,100	25
		5,053
Industrials - 16.8%
ABM Industries, Inc.	5,600	131
ACCO Brands Corp. (Æ)	2,400	54
Actuant Corp. Class A	100	6
Acuity Brands, Inc.	3,800	200
Airtran Holdings, Inc. (Æ)	200	2
Alaska Air Group, Inc. (Æ)	200	5
American Woodmark Corp.	3,000	90
Ampco-Pittsburgh Corp.	2,200	94
Amrep Corp.	700	23
AO Smith Corp.	800	39
Applied Industrial Technologies, Inc.	300	10
Argon ST, Inc. (Æ)	1,800	33
Atlas Air Worldwide Holdings, Inc. (Æ)	3,400	172

	Principal Amount ($) or Shares	Market Value $
Barnes Group, Inc.	3,000	94
Barrett Business Services, Inc.	2,000	49
Belden, Inc.	2,700	131
Blue Nile, Inc. (Æ)	1,100	93
BlueLinx Holdings, Inc.	1,500	12
Bowne & Co., Inc.	3,700	63
Bucyrus International, Inc. Class A	700	44
Cascade Corp.	300	22
CBIZ, Inc. (Æ)	8,600	64
CIRCOR International, Inc.	1,500	63
Columbus McKinnon Corp. (Æ)	3,000	81
Comfort Systems USA, Inc.	600	9
Compx International, Inc.	2,700	55
COMSYS IT Partners, Inc. (Æ)	3,300	63
Consolidated Graphics, Inc. (Æ)	2,100	139
Cubic Corp.	3,200	126
Deluxe Corp.	3,900	148
Diamond Management & Technology Consultants, Inc. Class A	6,500	65
Dollar Financial Corp. (Æ)	3,900	94
Drew Industries, Inc. (Æ)	2,500	98
Dynamex, Inc. (Æ)	1,000	25
DynCorp International, Inc. Class A (Æ)	2,400	52
EDO Corp.	500	22
EMCOR Group, Inc. (Æ)	4,400	138
Energy Conversion Devices, Inc. (Æ)	600	16
EnerSys (Æ)	1,300	23
EnPro Industries, Inc. (Æ)	4,900	205
Evergreen Energy, Inc. (Æ)	2,600	11
Evergreen Solar, Inc. (Æ)	1,800	16
ExpressJet Holdings, Inc. Class A (Æ)	3,000	13
Force Protection, Inc. (Æ)	800	14
FuelCell Energy, Inc. (Æ)	500	5
G&K Services, Inc. Class A	100	4
Genlyte Group, Inc. (Æ)	2,000	145
GenTek, Inc. (Æ)	100	3
Goodman Global, Inc. (Æ)	2,600	61
Gorman-Rupp Co. (The)	150	5
GrafTech International, Ltd. (Æ)	5,700	96
Heartland Express, Inc.	7,866	122
Heico Corp.	2,000	91
Heidrick & Struggles International, Inc. (Æ)	3,600	169
Herman Miller, Inc.	800	23
Hexcel Corp. (Æ)	2,000	44
Horizon Lines, Inc. Class A	4,200	118
Hub Group, Inc. Class A (Æ)	5,500	184
Hudson Highland Group, Inc. (Æ)	1,900	27
IHS, Inc. Class A (Æ)	2,600	131
II-VI, Inc. (Æ)	1,300	41
Integrated Electrical Services, Inc. (Æ)	2,600	61
Interactive Data Corp.	2,000	55

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Interline Brands, Inc. (Æ)	1,300	31
JetBlue Airways Corp. (Æ)	4,100	39
Kadant, Inc. (Æ)	700	20
Kaman Corp. Class A	3,000	99
Kforce, Inc. (Æ)	5,600	85
Knoll, Inc.	4,300	82
Korn/Ferry International (Æ)	400	9
Labor Ready, Inc. (Æ)	7,900	165
M&F Worldwide Corp. (Æ)	1,700	96
Middleby Corp. (Æ)	1,200	88
NACCO Industries, Inc. Class A	600	71
NCI Building Systems, Inc. (Æ)	300	14
Nordson Corp.	4,000	201
Orbital Sciences Corp. (Æ)	2,200	48
Overstock.com, Inc. (Æ)	400	9
Pacer International, Inc.	1,800	39
Perini Corp. (Æ)	1,300	74
Pike Electric Corp. (Æ)	1,600	30
Raser Technologies, Inc. (Æ)	800	11
RBC Bearings, Inc. (Æ)	1,100	39
Regal-Beloit Corp.	1,400	71
Republic Airways Holdings, Inc. (Æ)	4,500	86
Robbins & Myers, Inc.	200	11
School Specialty, Inc. (Æ)	1,600	58
Skywest, Inc.	300	8
Spherion Corp. (Æ)	14,600	129
Standard Parking Corp. (Æ)	1,100	38
Teledyne Technologies, Inc. (Æ)	100	5
TeleTech Holdings, Inc. (Æ)	3,500	102
Tennant Co.	400	17
Tetra Tech, Inc. (Æ)	4,800	94
Tredegar Corp.	4,100	72
United Industrial Corp.	2,200	152
United Stationers, Inc. (Æ)	200	12
Verenium Corp. (Æ)	300	2
Viad Corp.	4,900	175
Vicor Corp.	2,300	27
Volt Information Sciences, Inc. (Æ)	4,200	63
Wabash National Corp.	900	12
Wabtec Corp.	2,200	82
Waste Connections, Inc. (Æ)	5,950	181
Waste Industries USA, Inc.	300	10
Woodward Governor Co.	3,600	211
		7,160
Information Technology - 17.8%
Actel Corp. (Æ)	2,100	24
Actuate Corp. (Æ)	2,600	18
Adtran, Inc.	900	24
Advanced Energy Industries, Inc. (Æ)	3,400	55
Advent Software, Inc. (Æ)	600	24
Agilysys, Inc.	8,200	140
American Superconductor Corp. (Æ)	800	14

	Principal Amount ($) or Shares	Market Value $
AMIS Holdings, Inc. (Æ)	2,800	29
Amkor Technology, Inc. (Æ)	11,900	137
Anaren, Inc. (Æ)	1,200	17
Ansoft Corp. (Æ)	4,400	132
Arris Group, Inc. (Æ)	13,000	197
AsiaInfo Holdings, Inc. (Æ)	400	3
Aspen Technology, Inc. (Æ)	9,900	130
Asyst Technologies, Inc. (Æ)	12,000	70
Atheros Communications, Inc. (Æ)	1,000	30
BearingPoint, Inc. (Æ)	1,400	8
Bel Fuse, Inc. Class B	200	6
Black Box Corp.	1,300	53
Blackbaud, Inc.	1,600	40
Blue Coat Systems, Inc. (Æ)	300	25
Bottomline Technologies, Inc. (Æ)	700	9
Brooks Automation, Inc. (Æ)	200	3
C-COR, Inc. (Æ)	6,200	71
Checkpoint Systems, Inc. (Æ)	3,700	103
Ciber, Inc. (Æ)	8,100	64
Cirrus Logic, Inc. (Æ)	12,800	87
CMGI, Inc. (Æ)	44,100	69
Cogent, Inc. (Æ)	700	10
Coherent, Inc. (Æ)	7,300	220
Comtech Telecommunications Corp. (Æ)	1,800	77
Credence Systems Corp. (Æ)	4,300	13
CSG Systems International, Inc. (Æ)	3,800	88
CTS Corp.	2,300	30
DealerTrack Holdings, Inc. (Æ)	4,600	176
Digi International, Inc. (Æ)	6,000	85
Digital River, Inc. (Æ)	1,200	56
Dycom Industries, Inc. (Æ)	2,600	77
Eagle Test Systems, Inc. (Æ)	2,400	29
Earthlink, Inc. (Æ)	4,000	30
Echelon Corp. (Æ)	600	17
Electronics for Imaging (Æ)	500	13
Emulex Corp. (Æ)	8,400	164
EPIQ Systems, Inc. (Æ)	4,750	77
Equinix, Inc. (Æ)	1,100	97
Exar Corp. (Æ)	200	3
Extreme Networks (Æ)	500	2
Flir Systems, Inc. (Æ)	100	5
Forrester Research, Inc. (Æ)	4,600	117
Foundry Networks, Inc. (Æ)	3,100	57
Gartner, Inc. (Æ)	200	4
Genesis Microchip, Inc. (Æ)	4,900	39
i2 Technologies, Inc. (Æ)	1,900	30
Imation Corp.	600	17
Informatica Corp. (Æ)	1,000	14
Infospace, Inc.	1,800	25
infoUSA, Inc.	11,500	117
Insight Enterprises, Inc. (Æ)	1,200	28
InterDigital, Inc. (Æ)	1,400	32
Internap Network Services Corp. (Æ)	1,100	15

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Interwoven, Inc. (Æ)	5,900	77
Intevac, Inc. (Æ)	3,100	51
Ipass, Inc. (Æ)	1,000	5
Ixia (Æ)	1,200	11
j2 Global Communications, Inc. (Æ)	200	7
Jack Henry & Associates, Inc.	1,300	34
Kulicke & Soffa Industries, Inc. (Æ)	1,300	11
L-1 Identity Solutions, Inc. (Æ)	900	15
Littelfuse, Inc. (Æ)	2,400	80
LoJack Corp. (Æ)	300	6
Macrovision Corp. (Æ)	2,600	62
Magma Design Automation, Inc. (Æ)	3,700	51
Manhattan Associates, Inc. (Æ)	5,400	156
Mantech International Corp. Class A (Æ)	1,000	36
Methode Electronics, Inc.	8,700	126
Micrel, Inc.	16,500	181
Micros Systems, Inc. (Æ)	2,200	133
MicroStrategy, Inc. Class A (Æ)	1,000	69
MIPS Technologies, Inc. Class A (Æ)	3,200	25
MKS Instruments, Inc. (Æ)	7,400	163
Monolithic Power Systems, Inc. (Æ)	2,400	49
MPS Group, Inc. (Æ)	6,300	87
MTS Systems Corp.	800	34
NIC, Inc.	1,700	11
Novatel Wireless, Inc. (Æ)	3,600	82
Nuance Communications, Inc. (Æ)	2,100	39
Omnivision Technologies, Inc. (Æ)	5,500	115
ON Semiconductor Corp. (Æ)	22,400	263
Packeteer, Inc. (Æ)	2,100	15
Palm, Inc. (Æ)	13,000	195
Parametric Technology Corp. (Æ)	640	11
Pegasystems, Inc.	7,200	86
Pericom Semiconductor Corp. (Æ)	3,900	45
Perot Systems Corp. Class A (Æ)	2,500	39
Photronics, Inc. (Æ)	5,900	68
PMC - Sierra, Inc. (Æ)	1,800	14
Polycom, Inc. (Æ)	1,200	36
Powerwave Technologies, Inc. (Æ)	3,300	23
Progress Software Corp. (Æ)	900	27
Quest Software, Inc. (Æ)	700	10
Radisys Corp. (Æ)	300	3
RealNetworks, Inc. (Æ)	8,900	55
RF Micro Devices, Inc. (Æ)	2,100	13
Rudolph Technologies, Inc. (Æ)	1,100	14
SAVVIS, Inc. (Æ)	800	32
Secure Computing Corp. (Æ)	1,500	13
Silicon Image, Inc. (Æ)	8,300	48
Silicon Storage Technology, Inc. (Æ)	18,200	57
SiRF Technology Holdings, Inc. (Æ)	1,900	32
Skyworks Solutions, Inc. (Æ)	1,600	13
SonicWALL, Inc. (Æ)	8,100	70
Sonus Networks, Inc. (Æ)	6,400	37
SourceForge, Inc. (Æ)	1,900	5

	Principal Amount ($) or Shares	Market Value $
Spansion, Inc. Class A (Æ)	2,500	23
SPSS, Inc. (Æ)	2,800	114
Sybase, Inc. (Æ)	3,600	83
Sykes Enterprises, Inc. (Æ)	3,200	53
Symmetricom, Inc. (Æ)	7,400	37
Synaptics, Inc. (Æ)	200	9
Techwell, Inc. (Æ)	200	2
Tessera Technologies, Inc. (Æ)	900	33
TheStreet.com, Inc.	800	8
Travelzoo, Inc. (Æ)	2,600	50
Trident Microsystems, Inc. (Æ)	400	6
TTM Technologies, Inc. (Æ)	7,400	86
Tyler Technologies, Inc. (Æ)	3,000	45
United Online, Inc.	12,800	184
Utstarcom, Inc. (Æ)	22,100	67
Valueclick, Inc. (Æ)	5,600	112
Viasat, Inc. (Æ)	1,200	37
Vignette Corp. (Æ)	3,700	72
Websense, Inc. (Æ)	2,600	54
Wind River Systems, Inc. (Æ)	400	4
Wright Express Corp. (Æ)	3,400	125
Zoran Corp. (Æ)	5,600	97
Zygo Corp. (Æ)	1,400	18
		7,605
Materials - 4.7%
Apex Silver Mines, Ltd. (Æ)	600	10
Aptargroup, Inc.	2,200	80
Arch Chemicals, Inc.	1,300	56
Bowater, Inc.	1,000	17
Brush Engineered Materials, Inc. (Æ)	300	14
Buckeye Technologies, Inc. (Æ)	9,300	145
Century Aluminum Co. (Æ)	100	5
CF Industries Holdings, Inc.	1,100	70
Greif, Inc. Class A	1,600	93
HB Fuller Co.	6,900	186
Headwaters, Inc. (Æ)	600	10
Hercules, Inc.	3,300	69
Innospec, Inc.	5,600	139
OM Group, Inc. (Æ)	3,400	168
Quanex Corp.	900	39
Rock-Tenn Co. Class A	6,500	188
Rockwood Holdings, Inc. (Æ)	700	22
RTI International Metals, Inc. (Æ)	1,700	119
Sensient Technologies Corp.	2,100	57
Silgan Holdings, Inc.	3,600	184
Spartech Corp.	1,400	30
Terra Industries, Inc. (Æ)	9,000	234
Texas Industries, Inc.	200	15
US Concrete, Inc. (Æ)	700	6
WR Grace & Co. (Æ)	1,600	36
Zoltek Cos., Inc. (Æ)	400	16
		2,008

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 2.3%
Alaska Communications Systems Group, Inc.	2,400	33
Centennial Communications Corp. (Æ)	9,300	87
Cincinnati Bell, Inc. (Æ)	41,900	204
Cogent Communications Group, Inc. (Æ)	200	5
Consolidated Communications Holdings, Inc.	2,900	54
FiberTower Corp. (Æ)	1,300	5
General Communication, Inc. Class A (Æ)	10,300	130
Premiere Global Services, Inc. (Æ)	8,300	108
Rural Cellular Corp. Class A (Æ)	200	9
SureWest Communications	3,200	93
Syniverse Holdings, Inc. (Æ)	9,200	130
Time Warner Telecom, Inc. Class A (Æ)	2,900	64
USA Mobility, Inc. (Æ)	3,500	65
		987
Utilities - 2.1%
Aquila, Inc. (Æ)	1,100	5
Cleco Corp.	1,000	23
El Paso Electric Co. (Æ)	3,500	78
Empire District Electric Co. (The)	900	21
Idacorp, Inc.	2,500	81
Laclede Group, Inc. (The)	300	10
Northwest Natural Gas Co.	3,300	153
Piedmont Natural Gas Co.	5,200	137
PNM Resources, Inc.	2,800	65
Portland General Electric Co.	2,600	69
South Jersey Industries, Inc.	800	27
Southwest Gas Corp.	4,700	136
Westar Energy, Inc.	2,600	63
WGL Holdings, Inc.	1,200	40
		908
Total Common Stocks (cost $41,622)		41,220
Short-Term Investments - 3.1%
Federated Investors Prime Cash Obligations Fund	1,336,455	1,336
Total Short-Term Investments (cost $1,336)		1,336
Total Investments - 99.6% (identified cost $42,958)		42,556
Other Assets and Liabilities, Net - 0.4%		168
Net Assets - 100.0%		42,724

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
Russell 2000® Mini Index expiration date 09/07 (14)	1,113	(28)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(28)

See accompanying notes which are an integral part of the financial statements.

SSgA
Enhanced Small Cap Fund

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	13.9
Consumer Staples	2.5
Energy	5.0
Financials	19.6
Health Care	11.8
Industrials	16.8
Information Technology	17.8
Materials	4.7
Telecommunication Services	2.3
Utilities	2.1
Short-Term Investments	3.1
Total Investments	99.6
Other Assets and Liabilities, Net	0.4
100.0
Futures Contracts	(0.1)

See accompanying notes which are an integral part of the financial statements.

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SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2007 (Unaudited)

Objective:  The Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

Invests in:  At least 80% of its total assets in equity securities, such as common stocks, including long and short positions in equity securities.

Strategy:  The Fund seeks to meet its objective by investing in a portfolio of equity securities of large and medium sized companies and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations.

Directional Core Equity Fund

Period Ended 08/31/07	Total Return
1 Year	6.65%
Inception	9.63	%+

Russell 1000® Index#

Period Ended 08/31/07	Total Return
1 Year	15.28%
Inception	12.86	%+

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the Directional Core Equity Fund as stated in the Fees and Expenses table of the prospectus dated December 18, 2006 is 2.61%. The expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Adviser. See related Notes on following page.

See related Notes on following page.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2007 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the 12 months ended August 31, 2007, the SSgA Directional Core Edge Equity Fund (the "Fund") returned 6.65% (assuming reinvestment of dividends and distributions) versus the 15.28% return of the Russell 1000® Index (the "Index"). The Fund's performance includes operating expenses, whereas the Index is unmanaged and Index returns do not include expenses of any kind. Indexes cannot be invested in directly and the Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Returns for the Fund were driven by stock selection decisions. The largest contributions were within the consumer discretionary and energy sectors. Within the consumer discretionary sector, long positions in Big Lots and Tempur-Pedic International along with short positions in USG Corp, Pulte Homes and Coldwater Creek helped performance. Successful short positions were the drivers within the energy sector as stocks such as Delta Petroleum, Cheniere Energy and Quicksilver Resources all declined due to downward pressure in commodity prices over the past 12 months.

Technology stocks served as the main detractor of Fund performance over the past year, specifically, Motorola and Lexmark International Inc. Both were long positions that posted losses during the period. Motorola fell sharply in the fourth quarter of 2006 after reporting disappointing third quarter results. Shares of Lexmark International Inc. plummeted after the second biggest U.S. printer maker reported that sales for the first quarter of 2007 would probably drop by a low-to-mid single digit percentage.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund's investment process is to participate in up markets while providing downside protection during market declines with considerably less risk than the broad U.S. large cap equity market. Investment decisions are based on the belief that among other characteristics, companies with favorable relative valuations, the ability to support future growth, solid balance sheets, and strong earnings growth outlooks will outperform the market over the long term, while companies with the opposite characteristics will underperform. The Fund is managed to systematically identify and exploit these characteristics utilizing both long and short positions, while lessening downside volatility. The Fund's investment process incorporates, among other things, perspectives on valuation, quality and sentiment. Earnings yield, cash flow and changes in net operating assets (a proxy for earnings quality) were the best predictors of stock price changes while estimate revision, which gauges future earnings expectations and changes in investor sentiment, demonstrated the weak stock picking skill for much of the year until July and August of 2007.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on May 11, 2005. Index comparison also began on May 11, 2005.

  #  The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Shareholder Expense Example — August 31, 2007 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to August 31, 2007.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Directional Core Equity Fund are no longer subject to a redemption fee.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2007	$1,000.00	$1,000.00
Ending Account Value August 31, 2007	$1,003.30	$1,016.74
Expenses Paid During Period *	$8.48	$8.54

* Expenses are equal to the Fund's expense ratio of 1.68% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund

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SSgA
Directional Core Equity Fund

Schedule of Investments — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.2%
Consumer Discretionary - 24.6%
Aeropostale, Inc. (Æ)	39,750	823
Apollo Group, Inc. Class A (Æ)	2,600	153
Autozone, Inc. (Æ)	4,800	582
Big Lots, Inc. (Æ)(Å)	37,100	1,105
Black & Decker Corp.	800	69
Career Education Corp. (Æ)	13,292	395
CBS Corp. Class B (Å)	20,153	635
Dollar Tree Stores, Inc. (Æ)	3,100	135
GameStop Corp. Class A (Æ)	1,500	75
Harley-Davidson, Inc.	1,700	91
ITT Educational Services, Inc. (Æ)	9,700	1,065
Jack in the Box, Inc. (Æ)	2,900	180
Jarden Corp. (Æ)	11,900	390
Marvel Entertainment, Inc. (Æ)	20,200	457
Mattel, Inc.	6,300	136
McDonald's Corp.	6,600	325
McGraw-Hill Cos., Inc. (The)	10,800	545
Omnicom Group, Inc.	4,600	234
RadioShack Corp.	17,100	407
Sherwin-Williams Co. (The)	2,600	179
Sotheby's Class A	23,500	1,017
Tempur-Pedic International, Inc.	20,500	593
Tupperware Brands Corp.	23,000	708
		10,299
Consumer Staples - 5.1%
Altria Group, Inc.	2,400	167
Coca-Cola Enterprises, Inc.	4,300	102
Energizer Holdings, Inc. (Æ)	2,400	254
Kraft Foods, Inc. Class A	1,660	53
Loews Corp. - Carolina Group	7,900	601
NBTY, Inc. (Æ)(Å)	25,900	951
		2,128
Energy - 7.6%
Chevron Corp.	1,750	154
Exxon Mobil Corp. (Å)	19,390	1,662
Frontier Oil Corp.	10,100	415
Murphy Oil Corp.	4,600	280
Tesoro Corp.	13,600	671
		3,182
Financials - 14.7%
ACE, Ltd. (Å)	9,300	537
Allied World Assurance Holdings, Ltd.	10,100	485
American Express Co.	14,600	856
American Financial Group, Inc.	18,100	511
AmeriCredit Corp. (Æ)	22,200	384
Ameriprise Financial, Inc.	2,800	171
Axis Capital Holdings, Ltd.	6,500	235
Bank of America Corp. (Å)	11,369	576

	Principal Amount ($) or Shares	Market Value $
Chubb Corp.	5,108	261
Citigroup, Inc. (Å)	10,669	500
Eaton Vance Corp.	2,400	92
JPMorgan Chase & Co.	19,500	868
MetLife, Inc.	1,200	77
Morgan Stanley	6,400	399
Odyssey Re Holdings Corp.	2,100	76
PNC Financial Services Group, Inc.	800	56
Travelers Cos., Inc. (The)	1,100	56
		6,140
Health Care - 11.3%
AmerisourceBergen Corp. Class A	3,700	177
Amylin Pharmaceuticals, Inc. (Æ)	21,500	1,054
Becton Dickinson & Co. (Å)	650	50
Coventry Health Care, Inc. (Æ)	1,400	80
Express Scripts, Inc. Class A (Æ)	9,700	531
Humana, Inc. (Æ)	5,300	340
Illumina, Inc. (Æ)	2,100	101
Kinetic Concepts, Inc. (Æ)	15,700	944
King Pharmaceuticals, Inc. (Æ)(Å)	3,603	54
Merck & Co., Inc. (Å)	6,310	317
Pfizer, Inc.	15,820	393
PharMerica Corp. (Æ)	308	5
WellCare Health Plans, Inc. (Æ)	7,000	691
		4,737
Industrials - 13.7%
AGCO Corp. (Æ)	7,500	324
Belden, Inc.	16,400	797
Ceradyne, Inc. (Æ)	10,800	781
Cooper Industries, Ltd. Class A	3,400	174
Cummins, Inc.	1,666	197
Deluxe Corp.	21,500	817
EMCOR Group, Inc. (Æ)	5,000	157
General Electric Co. (Å)	11,681	454
Lockheed Martin Corp. (Å)	7,773	771
McDermott International, Inc. (Æ)	11,600	1,113
Terex Corp. (Æ)(Å)	1,500	120
		5,705
Information Technology - 13.3%
Accenture, Ltd. Class A	2,200	91
Arris Group, Inc. (Æ)	4,000	61
Atmel Corp. (Æ)	196,000	1,039
Cisco Systems, Inc. (Æ)(Å)	37,900	1,210
Emulex Corp. (Æ)(Å)	47,200	922
j2 Global Communications, Inc. (Æ)	5,900	200
Motorola, Inc. (Å)	42,004	712
Nuance Communications, Inc. (Æ)	33,000	620
Tessera Technologies, Inc. (Æ)(Å)	14,900	546
Texas Instruments, Inc.	4,015	137
		5,538

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 1.7%
Pactiv Corp. (Æ)	23,900	699
Telecommunication Services - 1.0%
AT&T, Inc.	10,600	423
Utilities - 1.2%
Edison International	2,000	105
Energen Corp.	2,900	156
Questar Corp.	1,600	80
UGI Corp.	6,400	164
		505
Total Common Stocks (cost $37,373)		39,356
Short-Term Investments - 9.5%
AIM Short Term Investment Treasury Portfolio	1,966,756	1,967
Federated Investors Prime Cash Obligations Fund	2,016,030	2,016
Total Short-Term Investments (cost $3,983)		3,983
Total Investments - 103.7% (identified cost $41,356)		43,339
Securities Sold Short - (30.6%)
Consumer Discretionary - (6.0%)
Carmax, Inc. (Æ)	(20,700)	(469)
Circuit City Stores, Inc.	(42,900)	(467)
Coldwater Creek, Inc. (Æ)	(15,500)	(193)
DR Horton, Inc.	(6,900)	(104)
Foot Locker, Inc.	(1,500)	(25)
Gemstar-TV Guide International, Inc. (Æ)	(83,500)	(509)
Las Vegas Sands Corp. (Æ)	(1,700)	(169)
Life Time Fitness, Inc. (Æ)	(3,000)	(167)
Pinnacle Entertainment, Inc. (Æ)	(1,700)	(47)
Pulte Homes, Inc.	(7,200)	(120)
Scientific Games Corp. Class A (Æ)	(4,900)	(171)
Toll Brothers, Inc. (Æ)	(3,500)	(75)
		(2,516)
Consumer Staples - (1.7%)
Archer-Daniels-Midland Co.	(6,200)	(209)
Bare Escentuals, Inc. (Æ)	(11,400)	(281)
Rite Aid Corp. (Æ)	(46,400)	(235)
		(725)

	Principal Amount ($) or Shares	Market Value $
Energy - (0.7%)
Complete Production Services, Inc.	(13,100)	(291)
Financials - (1.4%)
NYSE Euronext	(6,800)	(495)
OneBeacon Insurance Group, Ltd. Class A (Æ)	(3,500)	(74)
		(569)
Health Care - (5.8%)
Boston Scientific Corp. (Æ)	(4,300)	(55)
Gen-Probe, Inc. (Æ)	(4,100)	(263)
Immucor, Inc. (Æ)	(15,600)	(520)
Inverness Medical Innovations, Inc. (Æ)	(10,900)	(525)
Omnicare, Inc.	(900)	(29)
OSI Pharmaceuticals, Inc. (Æ)	(15,000)	(512)
Sepracor, Inc. (Æ)	(17,800)	(519)
		(2,423)
Industrials - (5.8%)
AMR Corp. (Æ)	(1,400)	(34)
BE Aerospace, Inc. (Æ)	(13,500)	(526)
Bucyrus International, Inc. Class A	(2,500)	(156)
Covanta Holding Corp. (Æ)	(21,700)	(490)
Fastenal Co.	(5,800)	(265)
Hexcel Corp. (Æ)	(10,200)	(222)
Monster Worldwide, Inc. (Æ)	(10,600)	(363)
Spirit Aerosystems Holdings, Inc. Class A (Æ)	(6,000)	(214)
United Stationers, Inc. (Æ)	(2,500)	(148)
		(2,418)
Information Technology - (7.4%)
Advanced Micro Devices, Inc. (Æ)	(36,000)	(468)
Arrow Electronics, Inc. (Æ)	(1,700)	(71)
Ciena Corp. (Æ)	(14,700)	(557)
Corning, Inc.	(6,900)	(161)
Dolby Laboratories, Inc. Class A (Æ)	(12,800)	(466)
JDS Uniphase Corp. (Æ)	(12,500)	(182)
Microsemi Corp. (Æ)	(13,500)	(343)
SanDisk Corp. (Æ)	(3,800)	(213)
Seagate Technology	(8,100)	(209)
Tech Data Corp. (Æ)	(5,300)	(207)
VeriFone Holdings, Inc. (Æ)	(6,400)	(237)
		(3,114)
Materials - (0.3%)
Allegheny Technologies, Inc.	(1,200)	(119)
Telecommunication Services - (1.3%)
SBA Communications Corp. Class A (Æ)	(16,200)	(528)

See accompanying notes which are an integral part of the financial statements.

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — August 31, 2007

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - (0.2%)
AES Corp. (The) (Æ)	(4,700)	(85)
Total Securities Sold Short (proceeds $12,783)		(12,788)
Other Assets and Liabilities, Net - 26.9%		11,264
Net Assets - 100.0%		41,815

Presentation of Portfolio Holdings — August 31, 2007

Categories	% of Net Assets
Consumer Discretionary	24.6
Consumer Staples	5.1
Energy	7.6
Financials	14.7
Health Care	11.3
Industrials	13.7
Information Technology	13.3
Materials	1.7
Telecommunication Services	1.0
Utilities	1.2
Short-Term Investments	9.5
Total Investments	103.7
Securities Sold Short	(30.6)
Other Assets and Liabilities, Net	26.9
100.0

See accompanying notes which are an integral part of the financial statements.

SSgA
Equity Funds

Notes to Schedules of Investments — August 31, 2007

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  Held as collateral in connection with securities sold short.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

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SSgA
Equity Funds

Statement of Assets and Liabilities — August 31, 2007

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Assets
Investments, at identified cost	$228,089	$128,431	$81,838	$87,997	$37,587
Investments, at market*	269,205	131,694	96,459	156,384	38,516
Cash	—	—	—	—	—
Cash (restricted)	—	17	—	—	—
Deposits with brokers for securities sold short**	—	—	—	—	—
Receivables:
Dividends and interest	515	54	156	31	31
Investments sold	—	26	—	979	611
Fund shares sold	134	101	51	215	1
From Advisor	—	2	20	36	14
Daily variation margin on futures contracts	51	5	—	—	—
Prepaid expenses	4	3	2	4	8
Total assets	269,909	131,902	96,688	157,649	39,181
Liabilities
Payables:
Due to custodian	—	—	—	—	228
Investments purchased	28	5	3	5	1
Fund shares redeemed	956	17	171	219	4
Accrued fees to affiliates	93	115	100	146	43
Other accrued expenses	26	21	23	26	21
Dividends from securities sold short	—	—	—	—	—
Securities sold short, at market value**	—	—	—	—	—
Payable upon return of securities loaned	20,778	25,077	8,446	20,967	7,237
Total liabilities	21,881	25,235	8,743	21,363	7,534
Net Assets	$248,028	$106,667	$87,945	$136,286	$31,647
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$756	$84	$67	$(11)	$12
Accumulated net realized gain (loss)	(56,104)	10,488	(67,235)	19,313	5,340
Unrealized appreciation (depreciation) on:
Investments	41,116	3,263	14,621	68,387	929
Futures contracts	39	(23)	—	—	—
Securities sold short**	—	—	—	—	—
Shares of beneficial interest	21	4	4	7	6
Additional paid-in capital	262,200	92,851	140,488	48,590	25,360
Net Assets	$248,028	$106,667	$87,945	$136,286	$31,647
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$11.83	$30.06	$22.92	$19.58	$5.05
Net assets	$248,027,519	$105,291,974	$87,830,729	$136,286,133	$31,248,561
Shares outstanding ($.001 par value)	20,965,844	3,503,055	3,832,233	6,960,772	6,190,005
Net asset value per share: Class R***	$—	$29.87	$22.83	$—	$5.00
Net assets	$—	$1,375,057	$114,308	$—	$398,019
Shares outstanding ($.001 par value)	—	46,037	5,007	—	79,568
Amounts in thousands
* Securities on loan included in investments	$22,435	$24,916	$9,418	$20,994	$7,524
** Proceeds on securities sold short	$—	$—	$—	$—	$—
***	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Amounts in thousands	IAM SHARES Fund	Concentrated Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Assets
Investments, at identified cost	$193,165	$14,742	$11,761	$42,958	$41,356
Investments, at market*	243,983	16,583	13,414	42,556	43,339
Cash	—	—	—	25	440
Cash (restricted)	—	—	—	48	—
Deposits with brokers for securities sold short**	—	—	—	—	11,411
Receivables:
Dividends and interest	482	21	20	26	52
Investments sold	—	—	—	2	8,628
Fund shares sold	10	—	—	120	32
From Advisor	—	18	14	10	26
Daily variation margin on futures contracts	49	—	—	14	—
Prepaid expenses	4	9	2	1	2
Total assets	244,528	16,631	13,450	42,802	63,930
Liabilities
Payables:
Due to custodian	—	—	—	—	—
Investments purchased	28	1	1	30	9,225
Fund shares redeemed	—	—	—	—	11
Accrued fees to affiliates	84	19	17	34	72
Other accrued expenses	25	18	18	14	15
Dividends from securities sold short	—	—	—	—	4
Securities sold short, at market value**	—	—	—	—	12,788
Payable upon return of securities loaned	14,454	—	—	—	—
Total liabilities	14,591	38	36	78	22,115
Net Assets	$229,937	$16,593	$13,414	$42,724	$41,815
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$808	$(9)	$73	$225	$468
Accumulated net realized gain (loss)	(16,634)	2,604	2,260	1,590	(419)
Unrealized appreciation (depreciation) on:
Investments	50,818	1,841	1,653	(402)	1,983
Futures contracts	(128)	—	—	(28)	—
Securities sold short**	—	—	—	—	(5)
Shares of beneficial interest	20	1	1	4	3
Additional paid-in capital	195,053	12,156	9,427	41,335	39,785
Net Assets	$229,937	$16,593	$13,414	$42,724	$41,815
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$11.37	$12.18	$12.40	$11.79	$12.09
Net assets	$229,937,056	$16,592,730	$13,414,022	$42,723,630	$41,815,234
Shares outstanding ($.001 par value)	20,229,401	1,362,158	1,081,567	3,624,148	3,460,088
Net asset value per share: Class R***	$—	$—	$—	$—	$—
Net assets	$—	$—	$—	$—	$—
Shares outstanding ($.001 par value)	—	—	—	—	—
Amounts in thousands
* Securities on loan included in investments	$17,713	$—	$—	$—	$—
** Proceeds on securities sold short	$—	$—	$—	$—	$12,783
***

Statement of Assets and Liabilities

SSgA
Equity Funds

Statement of Operations — For the Period Ended August 31, 2007

Amounts in thousands	Disciplined Equity Fund		Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Investment Income
Dividends	$4,431		$1,424	$1,683	$3,737	$470
Dividends from affiliated money market fund	—		—	—	—	—
Interest	12		—	—	—	—
Securities lending income	27		102	12	21	19
Total investment income	4,470		1,526	1,695	3,758	489
Expenses
Advisory fees	610		962	848	1,290	313
Administrative fees	107		70	66	93	43
Custodian fees	69		84	64	63	54
Distribution fees	68		62	80	359	40
Distribution fees — Class R	—		8	1	—	2
Transfer agent fees	42		85	56	76	55
Professional fees	27		1	29	35	37
Registration fees	20		31	28	24	24
Shareholder servicing fees	104		97	161	107	10
Shareholder servicing fees — Class R	—		2	—	—	—
Trustees' fees	18		12	15	17	13
Insurance fees	4		2	2	3	1
Printing fees	24		8	12	35	7
Dividends from securities sold short	—		—	—	—	—
Miscellaneous	8		5	5	11	5
Expenses before reductions	1,101		1,429	1,367	2,113	604
Expense reductions	—	*	(2)	(122)	(128)	(144)
Net expenses	1,101		1,427	1,245	1,985	460
Net investment income (loss)	3,369		99	450	1,773	29
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	17,363		13,104	13,370	23,367	6,424
Futures contracts	186		18	—	—	(33)
Securities sold short	—		—	—	—	—
Net realized gain (loss)	17,549		13,122	13,370	23,367	6,391
Net change in unrealized appreciation (depreciation) on:
Investments	13,634		(1,636)	800	(16,467)	(2,609)
Futures contracts	24		(57)	—	—	—
Securities sold short	—		—	—	—	—
Net change in unrealized appreciation (depreciation)	13,658		(1,693)	800	(16,467)	(2,609)
Net realized and unrealized gain (loss)	31,207		11,429	14,170	6,900	3,782
Net Increase (Decrease) in Net Assets from Operations	$34,576		$11,528	$14,620	$8,673	$3,811
*	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Amounts in thousands	IAM SHARES Fund	Concentrated Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Investment Income
Dividends	$4,417	$186	$330	$518	$749
Dividends from affiliated money market fund	—	15	9	—	—
Interest	10	—	—	2	436
Securities lending income	12	—	—	—	—
Total investment income	4,439	201	339	520	1,185
Expenses
Advisory fees	552	150	128	150	447
Administrative fees	100	35	34	41	41
Custodian fees	65	29	36	70	37
Distribution fees	96	4	4	8	48
Distribution fees — Class R	—	—	—	—	—
Transfer agent fees	30	33	29	25	32
Professional fees	29	25	28	27	34
Registration fees	23	20	18	21	27
Shareholder servicing fees	57	5	4	23	38
Shareholder servicing fees — Class R	—	—	—	—	—
Trustees' fees	18	13	13	14	13
Insurance fees	4	1	—	1	1
Printing fees	21	—	—	—	4
Dividends from securities sold short	—	—	—	—	43
Miscellaneous	2	4	3	4	6
Expenses before reductions	997	319	297	384	771
Expense reductions	— *	(99)	(109)	(134)	(156)
Net expenses	997	220	188	250	615
Net investment income (loss)	3,442	(19)	151	270	570
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,478)	3,233	2,382	1,639	726
Futures contracts	544	—	—	123	—
Securities sold short	—	—	—	—	(1,126)
Net realized gain (loss)	(2,934)	3,233	2,382	1,762	(400)
Net change in unrealized appreciation (depreciation) on:
Investments	30,955	294	(208)	(1,685)	1,352
Futures contracts	(238)	—	—	(34)	—
Securities sold short	—	—	—	—	(71)
Net change in unrealized appreciation (depreciation)	30,717	294	(208)	(1,719)	1,281
Net realized and unrealized gain (loss)	27,783	3,527	2,174	43	881
Net Increase (Decrease) in Net Assets from Operations	$31,225	$3,508	$2,325	$313	$1,451
*

Statement of Operations

SSgA
Equity Funds

Statement of Changes in Net Assets — For the Periods Ended August 31, 2007

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund		Aggressive Equity Fund
Amounts in thousands	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,369	$3,398	$99	$(981)	$450	$549	$1,773	$2,716	$29	$233
Net realized gain (loss)	17,549	14,534	13,122	133,442	13,370	11,846	23,367	12,888	6,391	6,954
Net change in unrealized appreciation (depreciation)	13,658	2,165	(1,693)	(118,724)	800	(5,253)	(16,467)	23,290	(2,609)	(3,138)
Net increase (decrease) in net assets from operations	34,576	20,097	11,528	13,737	14,620	7,142	8,673	38,894	3,811	4,049
Distributions
From net investment income*	(3,522)	(3,306)	—	—	(584)	(556)	(2,527)	(2,519)	(242)	(83)
From net realized gain
Institutional Class	—	—	(6,517)	(32,804)	—	—	(13,741)	(5,078)	(6,961)	(3,488)
Class R	—	—	(81)	(45)	—	—	—	—	(37)	(14)
Net decrease in net assets from distributions	(3,522)	(3,306)	(6,598)	(32,849)	(584)	(556)	(16,268)	(7,597)	(7,240)	(3,585)
Share Transactions
Net increase (decrease) in net assets from share transactions	(2,738)	(34,179)	(24,611)	(675,494)	(45,014)	(30,602)	(53,287)	12,575	(10,807)	(11,096)
Redemption Fees	—	—	—	—	—	—	—	—	—	—
Total Net Increase (Decrease) in Net Assets	28,316	(17,388)	(19,681)	(694,606)	(30,978)	(24,016)	(60,882)	43,872	(14,236)	(10,632)
Net Assets
Beginning of period	219,712	237,100	126,348	820,954	118,923	142,939	197,168	153,296	45,883	56,515
End of period	$248,028	$219,712	$106,667	$126,348	$87,945	$118,923	$136,286	$197,168	$31,647	$45,883
Undistributed (overdistributed) net investment income included in net assets	$756	$937	$84	$(14)	$67	$201	$(11)	$507	$12	$225

*  Includes Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

	IAM SHARES Fund		Concentrated Growth Opportunities Fund		Large Cap Value Fund		Enhanced Small Cap Fund		Directional Core Equity
Amounts in thousands	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,442	$3,045	$(19)	$(6)	$151	$192	$270	$62	$570	$131
Net realized gain (loss)	(2,934)	(149)	3,233	300	2,382	1,942	1,762	1,238	(400)	260
Net change in unrealized appreciation (depreciation)	30,717	14,851	294	96	(208)	(151)	(1,719)	372	1,281	508
Net increase (decrease) in net assets from operations	31,225	17,747	3,508	390	2,325	1,983	313	1,672	1,451	899
Distributions
From net investment income*	(3,419)	(2,947)	—	—	(170)	(207)	(75)	(59)	(221)	(17)
From net realized gain
Institutional Class	—	—	—	—	(1,769)	(448)	(1,374)	(151)	(274)	—
Class R	—	—	—	—	—	—	—	—	—	—
Net decrease in net assets from distributions	(3,419)	(2,947)	—	—	(1,939)	(655)	(1,449)	(210)	(495)	(17)
Share Transactions
Net increase (decrease) in net assets from share transactions	2,507	(1,044)	(8,160)	1,894	(4,771)	1,045	26,764	1,520	16,268	20,337
Redemption Fees	—	—	—	—	—	—	—	—	2	—
Total Net Increase (Decrease) in Net Assets	30,313	13,756	(4,652)	2,284	(4,385)	2,373	25,628	2,982	17,226	21,219
Net Assets
Beginning of period	199,624	185,868	21,245	18,961	17,799	15,426	17,096	14,114	24,589	3,370
End of period	$229,937	$199,624	$16,593	$21,245	$13,414	$17,799	$42,724	$17,096	$41,815	$24,589
Undistributed (overdistributed) net investment income included in net assets	$831	$808	$(9)	$(7)	$73	$95	$225	$29	$468	$119

Statement of Changes in Net Assets

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
August 31, 2007	10.38	.16	1.46	1.62	(.17)	—	(.17)
August 31, 2006	9.65	.15	.72	.87	(.14)	—	(.14)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
August 31, 2004	7.97	.11	.76	.87	(.11)	—	(.11)
August 31, 2003	7.36	.10	.61	.71	(.10)	—	(.10)
Small Cap Fund
Institutional
August 31, 2007	29.32	.03	2.24	2.27	—	(1.53)	(1.53)
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	—	(.04)
August 31, 2003	18.41	.06	3.80	3.86	(.02)	—	(.02)
Class R
August 31, 2007	29.28	(.14)	2.26	2.12	—	(1.53)	(1.53)
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
August 31, 2004 (1)	24.48	— (b)	.38	.38	—	—	—
Core Opportunities Fund
Institutional
August 31, 2007	20.32	.09	2.62	2.71	(.11)	—	(.11)
August 31, 2006	19.39	.08	.93	1.01	(.08)	—	(.08)
August 31, 2005	17.37	.17	1.99	2.16	(.14)	—	(.14)
August 31, 2004	17.03	.05	.35	.40	(.06)	—	(.06)
August 31, 2003	15.33	.05	1.69	1.74	(.04)	—	(.04)
Class R
August 31, 2007	20.25	(.02)	2.61	2.59	(.01)	—	(.01)
August 31, 2006	19.35	— (b)	.91	.91	(.01)	—	(.01)
August 31, 2005	17.38	.02	2.10	2.12	(.15)	—	(.15)
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	—	—	—
Tuckerman Active REIT Fund
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)	(1.66)
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)	(.86)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
August 31, 2003	10.61	.52	.84	1.36	(.52)	—	(.52)

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Less than $0.005 per share

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
August 31, 2007	11.83	15.66	248,028	.45	.45	1.38	52.90
August 31, 2006	10.38	9.10	219,712	.45	.46	1.47	43.78
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	33.64
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	35.70
August 31, 2003	7.97	9.83	223,408	.38	.56	1.39	28.15
Small Cap Fund
Institutional
August 31, 2007	30.06	7.70	105,292	1.11	1.11	.08	124.54
August 31, 2006	29.32	2.59	124,775	1.10	1.10	(.30)	82.88
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	83.81
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122.11
August 31, 2003	22.25	21.00	362,945	1.04	1.04	.34	114.42
Class R
August 31, 2007	29.87	7.18	1,375	1.60	1.68	(.45)	124.54
August 31, 2006	29.28	2.66	1,574	1.60	1.70	(.79)	82.88
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	83.81
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122.11
Core Opportunities Fund
Institutional
August 31, 2007	22.92	13.36	87,831	1.10	1.21	.40	47.32
August 31, 2006	20.32	5.22	118,785	1.10	1.16	.41	60.51
August 31, 2005	19.39	12.47	142,823	1.10	1.13	.93	58.97
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57.31
August 31, 2003	17.03	11.37	377,374	1.10	1.11	.34	40.01
Class R
August 31, 2007	22.83	12.79	114	1.59	1.70	(.09)	47.32
August 31, 2006	20.25	4.68	138	1.60	1.66	.01	60.51
August 31, 2005	19.35	12.21	116	1.60	1.66	.08	58.97
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57.31
Tuckerman Active REIT Fund
August 31, 2007	19.58	2.98	136,286	1.00	1.06	.89	32.41
August 31, 2006	20.55	26.82	197,168	1.00	1.05	1.66	36.14
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	34.88
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	51.86
August 31, 2003	11.45	13.48	108,564	1.00	1.13	5.03	54.97

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Aggressive Equity Fund
Institutional
August 31, 2007	5.55	—	(b)	.39	.39	(.03)	(.86)	(.89)
August 31, 2006	5.52	.02		.37	.39	(.01)	(.35)	(.36)
August 31, 2005	4.94	.04		.61	.65	(.07)	—	(.07)
August 31, 2004	4.56	.03		.35	.38	—	—	—
August 31, 2003	3.88	—	(b)	.68	.68	—	—	—
Class R
August 31, 2007	5.51	(.02)		.37	.35	—	(.86)	(.86)
August 31, 2006	5.50	—	(b)	.36	.36	—	(.35)	(.35)
August 31, 2005	4.94	—	(b)	.63	.63	(.07)	—	(.07)
August 31, 2004 (1)	4.90	.01		.03	.04	—	—	—
IAM SHARES Fund
August 31, 2007	9.98	.17		1.39	1.56	(.17)	—	(.17)
August 31, 2006	9.26	.15		.71	.86	(.14)	—	(.14)
August 31, 2005	8.48	.16		.76	.92	(.14)	—	(.14)
August 31, 2004	7.80	.11		.68	.79	(.11)	—	(.11)
August 31, 2003	7.11	.10		.69	.79	(.10)	—	(.10)
Concentrated Growth Opportunities Fund
August 31, 2007	10.39	(.01)		1.80	1.79	—	—	—
August 31, 2006	10.21	—	(b)	.18	.18	—	—	—
August 31, 2005	9.37	.05		.84	.89	(.05)	—	(.05)
August 31, 2004 (2)	10.00	—	(b)	(.63)	(.63)	—	—	—
Large Cap Value Fund
August 31, 2007	12.30	.11		1.33	1.44	(.12)	(1.22)	(1.34)
August 31, 2006	11.40	.13		1.24	1.37	(.15)	(.32)	(.47)
August 31, 2005	9.73	.12		1.63	1.75	(.08)	—	(.08)
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	—	—	—
Enhanced Small Cap Fund
August 31, 2007	11.72	.10		.77	.87	(.04)	(.76)	(.80)
August 31, 2006	10.85	.04		.98	1.02	(.04)	(.11)	(.15)
August 31, 2005 (3)	10.00	.02		.83	.85	—	—	—
Directional Core Equity Fund
August 31, 2007	11.54	.20		.56	.76	(.09)	(.12)	(.21)
August 31, 2006	10.63	.11		.85	.96	(.05)	—	(.05)
August 31, 2005 (4)	10.00	.02		.61	.63	—	—	—

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(2)  For the period March 30, 2004 (commencement of operations) to August 31, 2004.

(3)  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

(4)  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Less than $0.005 per share

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less than .005% per share.

(f)  The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Adviser.

See accompanying notes which are an integral part of the financial statements.

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Aggressive Equity Fund
Institutional
August 31, 2007	5.05	7.38	31,249	1.10		1.44	.07	160.05
August 31, 2006	5.55	7.65	45,657	1.10		1.33	.45	118.13
August 31, 2005	5.52	13.16	56,264	1.10		1.31	.80	147.56
August 31, 2004	4.94	8.42	66,161	1.10		1.14	.54	185.26
August 31, 2003	4.56	17.53	73,602	1.10		1.24	.09	115.51
Class R
August 31, 2007	5.00	6.72	398	1.57		2.41	(.37)	160.05
August 31, 2006	5.51	7.11	226	1.60		1.92	(.04)	118.13
August 31, 2005	5.50	12.70	251	1.60		1.92	(.07)	147.56
August 31, 2004 (1)	4.94	1.02	10	1.02		1.17	.42	185.26
IAM SHARES Fund
August 31, 2007	11.37	15.74	229,937	.45		.45	1.56	6.42
August 31, 2006	9.98	9.38	199,624	.47		.47	1.51	12.05
August 31, 2005	9.26	10.95	185,868	.46		.46	1.76	13.19
August 31, 2004	8.48	10.18	167,627	.44		.44	1.35	3.44
August 31, 2003	7.80	11.26	152,106	.42		.42	1.46	4.95
Concentrated Growth Opportunities Fund
August 31, 2007	12.18	17.23	16,593	1.10		1.60	(.09)	100.65
August 31, 2006	10.39	1.76	21,245	1.10		1.44	(.03)	62.30
August 31, 2005	10.21	9.51	18,961	1.10		1.63	.47	77.33
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10		2.24	(.05)	142.06
Large Cap Value Fund
August 31, 2007	12.40	12.54	13,414	1.10		1.73	.88	107.91
August 31, 2006	12.30	12.50	17,799	1.10		1.65	1.15	98.32
August 31, 2005	11.40	18.05	15,426	1.10		1.80	1.11	85.83
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10		2.62	.82	143.07
Enhanced Small Cap Fund
August 31, 2007	11.79	7.49	42,724	.75		1.15	.81	49.27
August 31, 2006	11.72	9.54	17,096	.75		1.55	.36	75.71
August 31, 2005 (3)	10.85	8.50	14,114	.75		2.73	.54	23.80
Directional Core Equity Fund
August 31, 2007	12.09	6.65	41,815	1.72	(f)	2.16	1.59	184.74
August 31, 2006	11.54	9.06	24,589	1.79	(f)	2.61	.95	108.05
August 31, 2005 (4)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95.09

See accompanying notes which are an integral part of the financial statements.

SSgA

Equity Funds

Notes to Financial Statements — August 31, 2007

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2007. These financial statements report on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity, SSgA IAM SHARES Fund, SSgA Concentrated Growth Opportunities Fund (formerly SSgA Large Cap Growth Opportunities Fund), SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

At a special shareholder meeting held on June 1, 2007, the Large Cap Growth Opportunities Fund changed its name to the SSgA Concentrated Growth Opportunities Fund and changed its classification from a diversified to a non-diversified Investment Company.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Funds' Board of Trustees. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the

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Equity Funds

Notes to Financial Statements, continued — August 31, 2007

Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2007, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

Capital Loss Carryovers

	Expiration year
	8/31/09	8/31/10	8/31/11	8/31/12	8/31/13	8/31/14	8/31/15	Totals
Disciplined Equity	$—	$15,878,623	$18,406,161	$19,079,919	$—	$—	$—	$53,364,703
Core Opportunities	—	—	41,238,890	19,132,187	6,690,205	—	—	67,061,282
IAM SHARES	557,201	1,240,367	8,639,128	1,396,174	859,207	—	—	12,692,077
Directional Core Equity	—	—	—	—	—	—	217,099	217,099

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Equity Funds

Notes to Financial Statements, continued — August 31, 2007

As of August 31, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

Components of Distributable Earnings

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$230,787,630	$128,436,245	$82,011,170	$88,353,434	$37,586,674	$193,529,078	$14,776,272	$11,783,390	$42,959,967	$28,722,759
Gross Tax Unrealized Appreciation	45,903,040	11,018,084	16,080,810	68,413,178	2,749,880	63,355,274	2,102,535	2,012,930	3,292,112	4,269,261
Gross Tax Unrealized Depreciation	(7,486,056)	(7,760,754)	(1,632,595)	(382,236)	(1,820,682)	(12,901,518)	(295,641)	(382,055)	(3,695,842)	(2,440,642)
Net Tax Unrealized Appreciation (Depreciation)	$38,416,984	$3,257,330	$14,448,215	$68,030,942	$929,198	$50,453,756	$1,806,894	$1,630,875	$(403,730)	$1,828,619
Undistributed Ordinary Income	$769,005	$3,498,799	$78,858	$710,572	$3,156,380	$821,886	$—	$836,327	$881,490	$471,381
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(53,364,703)	$7,071,686	$(67,061,282)	$18,953,936	$2,207,848	$(12,692,077)	$2,638,479	$1,528,180	$913,337	$(217,099)

Tax Composition of Distributions

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Ordinary Income	$3,521,270	$—	$583,855	$3,262,592	$2,186,278	$3,419,235	$—	$359,227	$618,454	$466,782
Long-term Capital Gains	$—	$6,598,283	$—	$13,005,774	$5,052,997	$—	$—	$1,578,904	$830,590	$29,049

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007 in the amount of $3,692,305 and $52,170 for the IAM SHARES Fund and Directional Core Equity Fund respectively, and treat it as arising in the fiscal year 2008.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. The SEC has issued guidance that when applying FIN 48 in computing the net asset value of the funds on a daily basis, the first day the daily NAV would be impacted would be the last business day in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly
Aggressive Equity	Annually
IAM Shares	Quarterly
Concentrated Growth Opportunities	Annually
Large Cap Value	Annually
Enhanced Small Cap	Annually
Directional Core Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and

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character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund offer Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the Directional Core Equity Fund executed within 60 days of the date of purchase were subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees were paid directly to the Fund. Redemption of shares acquired as a result of reinvesting distributions were not subject to the redemption fee. As of the fiscal year ended August 31, 2007, the Directional Core Equity Fund received $2,124 in redemption fees.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Directional Core Equity Fund will no longer be subject to a redemption fee.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2007, the Funds had cash collateral balances held in connection with futures contracts purchased (sold) as follows:

Small Cap	$17,000

Enhanced Small Cap	47,483

Short Sales

The SSgA Directional Core Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

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Equity Funds

Notes to Financial Statements, continued — August 31, 2007

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the fiscal year ended August 31, 2007, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$126,459,988	$130,110,352	IAM SHARES	$15,055,317	$13,826,247
Small Cap	156,860,594	184,942,835	Concentrated Growth Opportunities	19,649,979	27,812,988
Core Opportunities	52,588,576	98,659,202	Large Cap Value	18,108,130	24,629,232
Tuckerman Active REIT	62,476,332	126,201,552	Enhanced Small Cap	40,180,394	15,541,957
Agressive Equity	65,696,440	84,011,514	Directional Core Equity	70,951,727	60,689,220

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2007, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$1,898,075	Pool of US Government and Corporate Securities
Small Cap	92,285	Pool of US Government and Corporate Securities
Core Opportunities	1,108,970	Pool of US Government and Corporate Securities
Aggressive Equity	380,719	Pool of US Government and Corporate Securities
IAM Shares	3,480,545	Pool of US Government and Corporate Securities

4.  Related Parties

Adviser

SSgA Funds Management, Inc. (the "Adviser") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-adviser (the

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Notes to Financial Statements, continued — August 31, 2007

"Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Adviser. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisers, the investment management arm of State Street and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	IAM SHARES	0.25
Small Cap	0.75	Concentrated Growth Opportunities	0.75
Core Opportunities	0.75	Large Cap Value	0.75
Tuckerman Active REIT	0.65	Enhanced Small Cap	0.45
Aggressive Equity	0.75	Directional Core Equity	1.25

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Distributor has contractually agreed to waive up to 0.70% of the average daily net assets of the Small Cap Fund Class R for distribution and service fees in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $1,266. There were no reimbursements for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Core Opportunities Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $120,782 for the Institutional Class and $134 for Class R. There were no reimbursements for the Institutional Class or Class R for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $127,665. There were no reimbursements for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of Aggressive Equity Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $140,915 for the Institutional Class and $984 for Class R. There were no reimbursements for the Institutional Class or Class R for the fiscal year ended August 31, 2007. The total amount of the distribution waiver for Class R for the fiscal year ended August 31, 2007 was $1,456.

The Adviser has contractually agreed to waive up to the full amount of the IAM SHARES Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). There were no waivers or reimbursements for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Concentrated Growth Opportunities Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $98,574. There were no reimbursements for the fiscal year ended August 31, 2007.

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Equity Funds

Notes to Financial Statements, continued — August 31, 2007

The Adviser has contractually agreed to waive up to the full amount of the Large Cap Value Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $108,320. There were no reimbursements for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the fiscal year ended August 31, 2007 was $133,710. There were no reimbursements for the fiscal year ended August 31, 2007.

The Adviser has contractually agreed to waive up to the full amount of the Directional Core Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2007 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the fiscal year ended August 31, 2007 was $148,815. There were no reimbursements for the fiscal year ended August 31, 2007.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2007, $1,902,140 of the Central Fund's net assets represents investments by these Funds, and $388,083,756 represents the investments of other affiliated funds not presented herein.

Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of the Fund's advisory fee equal to the advisory fee paid by the Fund to the SSgA Prime Money Market Fund. For the fiscal year ended August 31, 2007, the advisory fees waived are as follows:

Funds	Amount Paid
Concentrated Growth Opportunities	$380
Large Cap Value	221

Boston Financial Data Services ("BFDS") a wholly-owned subsidiary of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid	Funds	Amount Paid
Disciplined Equity	$318	IAM SHARES	$321
Small Cap	361	Concentrated Growth Opportunities	87
Core Opportunities	256	Large Cap Value	25
Tuckerman Active REIT	75	Enhanced Small Cap	976
Aggressive Equity	71	Directional Core Equity	7,012

Administrator

The Investment Company has an Administration Agreement dated April 12, 1988, as amended, between the Investment Company and Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain administrative

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Equity Funds

Notes to Financial Statements, continued — August 31, 2007

aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis.

The annual fee is based on the following percentages of the average daily net assets of all ten of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has Distribution Agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the fiscal year ended August 31, 2007, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$60,997	$1,047	$1,825
Small Cap	31,697	1,991	1,543
Core Opportunities	28,248	6,824	2,493
Tuckerman Active REIT	49,619	1,874	5,001
Aggressive Equity	10,362	—	—
IAM SHARES	55,246	—	1,932
Concentrated Growth Opportunities	5,001	—	—
Large Cap Value	4,281	—	—
Enhanced Small Cap	8,320	—	—
Directional Core Equity	8,937	—	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2007.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2007

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2007.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the fiscal year ended August 31, 2007, the Small Cap Fund paid $752 the Core Opportunities Fund paid $63 and the Aggressive Equity Fund paid $145.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2007 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Advisory fees	$51,993	$66,785	$57,486	$75,189	$20,104	$48,058	$10,253	$8,429	$15,910	$43,673
Administration fees	9,394	6,990	4,911	6,139	3,027	8,562	1,414	1,354	3,383	3,603
Custodian fees	5,914	6,919	3,612	5,359	3,511	5,533	1,073	1,557	3,529	4,748
Distribution fees	6,508	16,115	7,442	38,012	5,411	8,305	383	330	2,310	4,922
Shareholder servicing fees	8,584	816	13,207	6,973	69	4,968	334	274	2,115	7,222
Transfer agent fees	7,380	14,843	10,186	11,150	8,937	5,436	4,816	4,452	4,228	5,316
Trustees' fees	3,520	2,778	2,669	3,119	2,246	3,392	619	604	2,227	2,246
	$93,293	$115,246	$99,513	$145,941	$43,305	$84,254	$18,892	$17,000	$33,702	$71,730

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2007

Beneficial Interest

As of August 31, 2007, the following table includes shareholders (five of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Small Cap	1	19.2
Core Opportunities	2	52.1
Tuckerman Active REIT	2	59.2
Aggressive Equity	3	80.5
IAM SHARES	1	89.5
Concentrated Growth Opportunities	3	95.9
Large Cap Value	3	95.0
Enhanced Small Cap	3	44.2
Directional Core Equity	1	27.8

5.  Fund Share Transactions

	(amounts in thousands) For the Fiscal Years Ended
	Shares		Dollars
Disciplined Equity	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006
Proceeds from shares sold	3,511	2,354	$40,369	$23,718
Proceeds from reinvestment of distributions	57	50	647	500
Payments for shares redeemed	(3,760)	(5,806)	(43,754)	(58,397)
Total net increase (decrease)	(192)	(3,402)	$(2,738)	$(34,179)
Small Cap
Institutional Class
Proceeds from shares sold	701	1,947	$21,596	$58,014
Proceeds from reinvestment of distributions	207	1,187	6,328	32,640
Payments for shares redeemed	(1,660)	(26,359)	(52,321)	(767,298)
	(752)	(23,225)	(24,397)	(676,644)
Class R
Proceeds from shares sold	31	53	$996	$1,607
Proceeds from reinvestment of distributions	3	2	81	45
Payments for shares redeemed	(41)	(17)	(1,291)	(502)
	(7)	38	(214)	1,150
Total net increase (decrease)	(759)	(23,187)	$(24,611)	$(675,494)

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2007

	(amounts in thousands) For the Fiscal Years Ended
	Shares		Dollars
Core Opportunities	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006
Institutional Class
Proceeds from shares sold	481	590	$10,585	$11,816
Proceeds from reinvestment of distributions	25	26	543	517
Payments for shares redeemed	(2,519)	(2,136)	(56,103)	(42,949)
	(2,013)	(1,520)	(44,975)	(30,616)
Class R
Proceeds from shares sold	—	16	$4	$319
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(2)	(15)	(43)	(305)
	(2)	1	(39)	14
Total net increase (decrease)	(2,015)	(1,519)	$(45,014)	$(30,602)
Tuckerman Active REIT
Proceeds from shares sold	4,954	3,650	$108,610	$67,018
Proceeds from reinvestment of distributions	733	417	15,359	6,987
Payments for shares redeemed	(8,319)	(3,465)	(177,256)	(61,430)
Total net increase (decrease)	(2,632)	602	$(53,287)	$12,575
Aggressive Equity
Institutional Class
Proceeds from shares sold	494	731	$2,563	$3,933
Proceeds from reinvestment of distributions	1,430	698	7,189	3,566
Payments for shares redeemed	(3,960)	(3,396)	(20,745)	(18,570)
	(2,036)	(1,967)	(10,993)	(11,071)
Class R
Proceeds from shares sold	58	7	$289	$38
Proceeds from reinvestment of distributions	7	3	36	14
Payments for shares redeemed	(27)	(14)	(139)	(77)
	38	(4)	186	(25)
Total net increase (decrease)	(1,998)	(1,971)	$(10,807)	$(11,096)
IAM SHARES
Proceeds from shares sold	61	1,638	$672	$15,681
Proceeds from reinvestment of distributions	289	275	3,130	2,634
Payments for shares redeemed	(121)	(1,977)	(1,295)	(19,359)
Total net increase (decrease)	229	(64)	$2,507	$(1,044)
Concentrated Growth Opportunities
Proceeds from shares sold	243	276	$2,797	$2,807
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(927)	(87)	(10,957)	(913)
Total net increase (decrease)	(684)	189	$(8,160)	$1,894

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2007

	(amounts in thousands) For the Fiscal Years Ended
	Shares		Dollars
Large Cap Value	August 31, 2007	August 31, 2006	August 31, 2007	August 31, 2006
Proceeds from shares sold	138	145	$1,678	$1,682
Proceeds from reinvestment of distributions	166	59	1,938	654
Payments for shares redeemed	(670)	(110)	(8,387)	(1,291)
Total net increase (decrease)	(366)	94	$(4,771)	$1,045
Enhanced Small Cap
Proceeds from shares sold	2,258	451	$27,939	$5,129
Proceeds from reinvestment of distributions	112	14	1,329	152
Payments for shares redeemed	(205)	(308)	(2,504)	(3,761)
Total net increase (decrease)	2,165	157	$26,764	$1,520
Directional Core Equity
Proceeds from shares sold	2,080	1,883	$25,479	$21,118
Proceeds from reinvestment of distributions	42	2	494	17
Payments for shares redeemed	(793)	(71)	(9,705)	(798)
Total net increase (decrease)	1,329	1,814	$16,268	$20,337

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Miscellaneous expense on the Statement of Operations for the Tuckerman Active REIT Fund includes $3,491 paid under the Interfund Lending Program for the fiscal year ended August 31, 2007.

7.  Dividends

On September 4, 2007, the Funds declared the following dividends from net investment income payable on September 10, 2007 to shareholders of record September 5, 2007:

Funds	Net Investment Income
Disciplined Equity	$0.0379
Core Opportunities - Institutional Class	0.0201
Tuckerman Active REIT	0.0107
IAM SHARES	0.0416

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the SSgA Funds and Shareholders of the of SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM Shares Fund, SSgA Concentrated Growth Opportunities Fund (formerly Large Cap Growth Opportunities Fund), SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund and SSgA Directional Core Equity Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Concentrated Growth Opportunities Fund (formerly SSgA Large Cap Growth Opportunities Fund), SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and SSgA Directional Core Equity Fund (the "Funds")(ten of the funds comprising the SSgA Funds) as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 29, 2007.

Report of Independent Registered Public Accounting Firm

SSgA
Equity Funds

Tax Information — August 31, 2007 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2007 as follows:

Small Cap	$6,598,283
Tuckerman Active REIT	13,005,774
Aggressive Equity	5,052,997
Large Cap Value	1,578,904
Enhanced Small Cap	830,590
Directional Core Equity	29,049

The Funds designate dividends earned during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Disciplined Equity	100.0%
Small Cap	24.7%
Core Opportunities	100.0%
Tuckerman Active REIT	0.0%
Aggressive Equity	13.3%
IAM Shares	100.0%
Large Cap Value	33.7%
Enhanced Small Cap	37.7%
Directional Core Equity	96.5%

For the tax year ended August 31, 2007, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2008 will show the tax status of all distributions paid to your account in calendar 2007.

Please consult a tax adviser for questions about federal or state income laws.

Tax Information

SSgA
Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2007, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time. The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

SSgA
Equity Funds

Shareholder Requests for Additional Information — August 31, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2007 (Unaudited)

The following tables provide information for each trustee and principle officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	26	Director, Russell Trust Company

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2007 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer and Trustee, State Street Master Trust and State Street Institutional Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 43 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Institutional Services, Inc.; and Russell Corporate Ventures, Inc.; Chief Legal Officer, Russell Trust Company.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Matter Submitted to a Vote of Shareholders —
August 31, 2007 (Unaudited)

There was a Special Meeting in lieu of the Annual Shareholders of the SSgA Funds (the "Investment Company") held at State Street Financial Center, One Lincoln Street, Boston, Massacheusetts on June 1, 2007.

THE FOLLOWING MATTER WAS VOTED UPON AT THE MEETING

Description of the Matter — Proposal to reclassify fund investment objective from a diversified to a non-diversified investment company.

Vote (results in shares):

	For	Against	Abstained
SSgA Concentrated Growth Opportunities Fund	1,614,516.120	—	40,914.739 (Formerly SSgA Large Cap Growth Opportunities Fund)

Matter Submitted to a Vote of Shareholders

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

DEAR-08/07 (49173)

Item 2. Code of Ethics. [Annual Report Only]

(a)          As of the end of the period covered by the report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (“Code”).

(b)         That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1)            honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)            full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Securities Exchange Commission (“SEC”) and in other public communications made by a Registrant;

3)            compliance with applicable laws and governmental rules and regulations;

4)            the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

5)            accountability for adherence to the Code.

(c)          As of the end of the period covered by the report, there have been no amendments to the Code that applies to the Registrant’s principal executive officer and principal financial officer other than to indicate a change to the Registrant’s Principal Executive Officer.

(d)         As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the Registrant’s principal executive officer and principal financial officer.

(e)          Not applicable.

(f)            The Registrant has filed with the Commission, pursuant to Item 12(a), a copy of the Code that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant’s board of trustees has determined at a meeting held on July 14, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee. Henry W. Todd and Richard D. Shirk were determined to be the Audit Committee Financial Experts and each is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR. Mr. Todd’s relevant experience includes his positions as Chairman, President and CEO, A.M. Todd Group,

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Inc.; and President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring). Mr. Shirk’s relevant experience includes his positions as Chairman, Cerulean Companies, Inc. (Retired), President and Chief Executive Officer, Cerulean Companies, Inc. (Retired); and President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (Retired). The board of trustees of the Registrant have reconfirmed the designation of Messrs. Todd and Shirk as audit committee financial experts annually since 2003.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2006	$634,400
2007	$654,100

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2006	$48,500	Performance of agreed-upon procedures with respect to 02/28/06 semi-annual reports
2007	$48,500	Performance of agreed-upon procedures with respect to 02/28/07 semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services

2006	$113,600	Tax services
2007	$122,000	Tax services

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

For the period ended August 31, 2007

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Deloitte & Touch LLP

SSgA Funds

Audit and Non-Audit Services Pre-Approval Policy

Adopted: July 14, 2003

Updated as of January 24, 2006

I.                                         Statement of Purpose.

This Policy is designed to apply to any and all engagements by the SSgA Funds (“Funds”) of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services to the Funds. In addition, this Policy is designed to apply to any engagements by the advisor to the Funds or to any affiliate of the advisor to the Funds of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services that affect the operations of the Funds. Except as specifically set forth herein, this Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the independent auditor to the Funds. This Policy does not apply to the engagement of a firm of certified public accountants by the advisor to the Funds or to any affiliate of the advisor to the Funds.

II.                                     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the audit committee of the SSgA Funds (“Audit Committee”) is charged with responsibility to oversee the work of the firms that provide independent auditing services to the Funds. As part of these responsibilities, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor would be deemed impaired if the auditor provides a service whereby it:

•                  Functions in the role of management of the Funds, the advisor of the Funds or any other affiliate(1)* of the Funds;

•                  Is in the position of auditing its own work; or

•                  Serves in an advocacy role for the Funds, the advisor of the Funds or any other affiliate of the Funds.

Accordingly, it is the policy of the Funds that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set

(1) For purposes of this Policy, if the engagement of the independent auditor relates directly to the operations and financial reporting of the Funds, an affiliate of the Funds is defined as the Funds’ principal investment advisor (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

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forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two separate approaches to the pre-approval of services by the Audit Committee. The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Funds, together with a budget of expected costs for those services (“general pre-approval”) or specific pre-approval by the Audit Committee of all services provided to the Funds on a case-by-case basis (“specific pre-approval”). The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee, before any such services can be provided by the independent auditor. Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services based on historical patterns of the Funds, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services for the Funds does not in any way compromise or impair the independence of the auditor. The Audit Committee will update the list of general pre-approved services, including the pre-approved budget for those services at least annually and more frequently if deemed appropriate.

III.                                 Delegation

As provided in the Act and in the SEC’s rules, the Audit Committee may delegate either general or specific pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has delegated general pre-approval authority to the Chairman and Alternate Chairman of the Audit Committee.

IV.                                Audit Services

The annual engagement terms and fees for the Funds independent auditor will be subject to the specific pre-approval of the Audit Committee. The audit services to be provided by that engagement include the annual financial statement audit and other procedures required by the independent auditor to be performed in order to be able to form an opinion on the financial statements for each of the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and

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consultations relating to the audit or any quarterly reviews that may be required. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform annual audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide. These may include services associated with statements, reports and other documents filed by the Funds with the SEC or the securities, banking or other financial services authorities with jurisdiction over the operations of the Funds.

The Audit Committee has pre-approved the audit services set forth in Schedule A to Appendix 1, “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.                                    Audit-Related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for certain of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee has pre-approved the audit-related services set forth in Schedule B to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.                                Tax Services

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence. In addition, the Audit Committee should also scrutinize carefully the retention of an independent auditor in a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved the tax services set forth in Schedule C to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

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VII.                            All Other Services

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, provided that the Audit Committee reasonably believes that the provision of those services would not impair or compromise the independence of the auditor and the services are consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. Those permissible all other services not listed in Schedule D must be specifically pre-approved by the Audit Committee. The Audit Committee determined that any member of the Audit Committee may approve expenditures of not more than $25,000 for permissible non-audit services not already itemized in Schedule D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix 2. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any of the listed exceptions. Under no circumstance may an executive, manager or associate of the Funds, or of any advisor to the Funds, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.                        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the Clearance Committee(2) (comprised of Mark Swanson, James Ross and Deedra Walkey) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed periodically by the Clearance Committee of any such services rendered by the independent auditor. In the event the Clearance Committee determines that a service is not included in the group of pre-approved services, the Clearance Committee shall treat this as a request to provide services requiring pre-approval.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted first to the Clearance Committee. After review by the Clearance Committee, the request or application will be submitted by both the independent auditor and the Clearance Committee to the Audit Committee, and must be accompanied by a statement from each as to whether, in their view, the request or application is consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

(2) The Clearance Committee may act together or individually in the event one or two of the members is unavailable should consultation be necessary.

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The Audit Committee has delegated to the Clearance Committee the responsibility to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy. The Clearance Committee will report to the Audit Committee on a periodic basis on the results of its monitoring activities. The Clearance Committee will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Clearance Committee.

IX.                                Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from affiliates of the Funds, including State Street Holding Corporation (“State Street”). Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and State Street and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

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Appendix 1

FEES AND EXPENSES INCURRED UNDER PRE-APPROVAL AND COMMUNICATIONS

Schedules A through E

Schedule A

Pre-Approved Audit Services for 2007

For the Fiscal Year Ending August 31, 2007

Service

Annual audit of the financial statements for the SSgA Funds (26 funds)

Audits of new Funds launched during the period covered by the audit.

Other audit and special reports which include, but are not limited to:

•                  Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•                  All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.

Combined Pre-Approved Audit Services shall not exceed:

Schedule B

Pre-Approved Audit-Related Services for 2007

For the Fiscal Year Ending August 31, 2007

Service

Performance of agreed-upon procedures for semi-annual reports to shareholders

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.

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Schedule C

Pre-Approved Tax Services for 2007

For the Fiscal Year Ending August 31, 2007

Service

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC for the Funds’ tax year ending August 31, 2007. (26 funds)

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2007, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2007.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•                  Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company under the tax laws ( e.g. valuation of derivatives and the identification of issuers).

•                  Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•                  Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•                  Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•                  Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•                  Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•                  Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.

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Schedule E

Prohibited Non-Audit Services

April 5, 2004

•                  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•                  Financial information system design and implementation

•                  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

•                  Management functions

•                  Human resources services

•                  Broker-dealer, investment advisor or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

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(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were as follows:

2006	$0
2007	$0

(h) The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). Members of the standing audit committee include the Independent Trustees of the Registrant other than the Independent Chairman, who participates ex officio:  William L. Marshall, Chairman; Henry W. Todd, Vice Chairman and Audit Committee Financial Expert; Richard D. Shirk, Audit Committee Financial Expert; Steven J. Mastrovich, Member; Patrick J. Riley, Member; Bruce D. Taber, Member.

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Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Registrant’s code of ethics described in Item 2.

(b) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date:  October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date:  October 29, 2007

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  October 29, 2007

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